Filed with the Securities and Exchange Commission on October 31, 2016

1933 Act Registration File No.   333-181202
1940 Act File No. 811-22708

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	32	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	34	[	X	]

(Check appropriate box or boxes.)

BROWN ADVISORY FUNDS
(Exact Name of Registrant as Specified in Charter)

901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (410) 537-5400

David M. Churchill, President and Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Name and Address of Agent for Service)

Copy to:
Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

Prospectus October 31, 2016

Brown Advisory Growth Equity Fund
Institutional Shares (BAFGX)
Investor Shares (BIAGX)
Advisor Shares (BAGAX)

Brown Advisory Flexible Equity Fund
Institutional Shares (BAFFX)
Investor Shares (BIAFX)
Advisor Shares (BAFAX)

Brown Advisory Equity Income Fund
Institutional Shares (BAFDX)
Investor Shares (BIADX)
Advisor Shares (BADAX)

Brown Advisory Sustainable Growth Fund
Institutional Shares (BAFWX)
Investor Shares (BIAWX)
Advisor Shares (BAWAX)

Brown Advisory Small-Cap Growth Fund
Institutional Shares (BAFSX)
Investor Shares (BIASX)
Advisor Shares (BASAX)

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares (BAUUX)
Investor Shares (BIAUX)
Advisor Shares (BAUAX)

Brown Advisory Global Leaders Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIALX)
Advisor Shares (Not Available for Sale)

Brown Advisory Intermediate Income Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAIX)
Advisor Shares (BAIAX)

Brown Advisory Total Return Fund
Institutional Shares (BAFTX)
Investor Shares (BIATX)
Advisor Shares (Not Available for Sale)
Brown Advisory Strategic Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIABX)
Advisor Shares (BATBX)

Brown Advisory Maryland Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAMX)
Advisor Shares (Not Available for Sale)

Brown Advisory Tax Exempt Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAEX)
Advisor Shares (Not Available for Sale)

Brown Advisory Mortgage Securities Fund
Institutional Shares (BAFZX)
Investor Shares (BIAZX)
Advisor Shares (Not Available for Sale)

Brown Advisory – WMC Strategic European Equity Fund
Institutional Shares (BAFHX)
Investor Shares (BIAHX)
Advisor Shares (BAHAX)

Brown Advisory − WMC Japan Alpha Opportunities Fund
Institutional Shares (BAFJX)
Investor Shares (BIAJX)
Advisor Shares (BAJAX)

Brown Advisory − Somerset Emerging Markets Fund
Institutional Shares (BAFQX)
Investor Shares (BIAQX)
Advisor Shares (BAQAX)

Brown Advisory Emerging Markets Small-Cap Fund
Institutional Shares (BAFNX)
Investor Shares (BIANX)
Advisor Shares (Not Available for Sale)

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section
This important section summarizes the Funds’ objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio manager, your account and other information.

Details About the Funds’ Investment Strategies
This section provides details about the Funds’ investment strategies.

Table of Investment Terms

Principal Investment Risks
This section provides details about the Funds’ principal investment risks.

Table of Contents - Prospectus

Management
Review this section for information about Brown Advisory LLC (the “Adviser”), and the people who manage the Funds.

Choosing Your Share Class
This section explains the differences between each class of shares and the applicable fees and sales charges.

Your Account
This section explains how shares are valued and how you can purchase and sell Fund shares.

Distributions and Taxes
This section provides details about dividends, distributions and taxes.

Index Descriptions

Financial Highlights
Review this section for details on selected financial statements of the Funds.

Table of Contents - Prospectus

Summary Section

Brown Advisory Growth Equity Fund
Institutional Shares (BAFGX)
Investor Shares (BIAGX)
Advisor Shares (BAGAX)

Investment Objective
The Brown Advisory Growth Equity Fund (the “Fund”) seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	0.72%	0.87%	1.12%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$74	$230	$401	$894
Investor Shares	$89	$278	$482	$1,073
Advisor Shares	$114	$356	$617	$1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 24% of the average value of its portfolio.
Table of Contents - Prospectus

Summary Section – Brown Advisory Growth Equity Fund

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have exhibited an above average rate of earnings growth and that have prospects for above average, sustainable growth in the future. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including in emerging markets.

The Adviser may sell a security or reduce its position if:

•	The investment thesis is violated;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Table of Contents - Prospectus

Summary Section – Brown Advisory Growth Equity Fund

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•
Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

•
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Table of Contents - Prospectus

Summary Section – Brown Advisory Growth Equity Fund

•
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

The Fund is the successor to the investment performance of the Brown Advisory Growth Equity Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Growth Equity Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 1.91%. During the periods shown in the chart, the highest quarterly return was 19.20% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.21% (for the quarter ended December 31, 2008).
Table of Contents - Prospectus

Summary Section – Brown Advisory Growth Equity Fund

Brown Advisory Growth Equity Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	10 Years
Investor Shares
– Return Before Taxes	6.88%	10.93%	9.28%
– Return After Taxes on Distributions	5.28%	10.39%	9.01%
– Return After Taxes on Distributions and Sale of Fund Shares	5.17%	8.68%	7.63%
Advisor Shares
– Return Before Taxes	6.62%	10.66%	8.91%
Institutional Shares
– Return Before Taxes	7.01%	11.09%	9.45%
Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)	5.67%	13.53%	8.53%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	1.38%	12.57%	7.31%

NOTE: The Growth Equity Fund offers three classes of Shares. Investor Shares commenced operations on June 28, 1999 as part of the Predecessor Fund, Advisor Shares commenced operations on May 18, 2006 as part of the Predecessor Fund, and Institutional Shares commenced operations on October 19, 2012. Performance shown prior to inception of the Advisor Shares and Institutional Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares and lower expenses applicable to Institutional Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares. Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Adviser	Portfolio Manager
Brown Advisory LLC	Kenneth M. Stuzin, CFA, has been the lead manager of the Fund since 1999.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Table of Contents - Prospectus

Summary Section – Brown Advisory Growth Equity Fund

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Flexible Equity Fund
Institutional Shares (BAFFX)
Investor Shares (BIAFX)
Advisor Shares (BAFAX)

Investment Objective
The Brown Advisory Flexible Equity Fund (the “Fund”) seeks to achieve long-term growth of capital.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.74%	0.89%	1.14%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$76	$237	$411	$918
Investor Shares	$91	$284	$493	$1,096
Advisor Shares	$116	$362	$628	$1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 15% of the average value of its portfolio.
Table of Contents - Prospectus

Summary Section – Brown Advisory Flexible Equity Fund

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect these favorable fundamental attributes. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund may invest in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to look at many types of opportunities expanding the bargain hunting concepts of value investing to a broad range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at bargain prices. Desirable traits include favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. Bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

With respect to 20% of its assets, the Fund may invest in investment grade securities or unrated securities determined by the Adviser to be of comparable quality.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive, or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Table of Contents - Prospectus

Summary Section – Brown Advisory Flexible Equity Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

●
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

●
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

●
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

●
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

●
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Table of Contents - Prospectus

Summary Section – Brown Advisory Flexible Equity Fund

●	Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

●	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

●	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

●
Non-Investment Grade Securities Risk. Securities rated below investment grade, i.e., Ba or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

●
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

●
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

●
Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

●
Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for 1 year, 5 years and since inception periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Flexible Value Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Table of Contents - Prospectus

Summary Section – Brown Advisory Flexible Equity Fund

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Flexible Equity Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 5.52%. During the periods shown in the chart, the highest quarterly return was 17.44% (for the quarter ended June 30, 2009) and the lowest quarterly return was -23.94% (for the quarter ended December 31, 2008).

Brown Advisory Flexible Equity Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	Since Inception (11/30/06)
Investor Shares
– Return Before Taxes	-2.95%	12.75%	5.39%
– Return After Taxes on Distributions	-3.09%	12.62%	5.27%
– Return After Taxes on Distributions and Sale of Fund Shares	-1.56%	10.19%	4.27%
Advisor Shares
– Return Before Taxes	-3.21%	12.49%	5.11%
Institutional Shares
– Return Before Taxes	-2.81%	12.93%	5.56%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	1.38%	12.57%	6.50%

NOTE: The Flexible Equity Fund offers three classes of shares. Investor Shares commenced operations on November 30, 2006 as part of the Predecessor Fund, Advisor Shares commenced operations on January 24, 2007 as part of the Predecessor Fund, and Institutional Shares commenced operations on October 19, 2012. Performance shown prior to inception of the Advisor Shares and Institutional Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares and lower expenses applicable to Institutional Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares. Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

Table of Contents - Prospectus

Summary Section – Brown Advisory Flexible Equity Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Adviser	Portfolio Managers
Brown Advisory LLC	R. Hutchings Vernon, CFA, is the portfolio manager of the Fund. Mr. Vernon has been managing the Fund since 2008.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Summary Section

Brown Advisory Equity Income Fund
Institutional Shares (BAFDX)
Investor Shares (BIADX)
Advisor Shares (BADAX)

Investment Objective
The Brown Advisory Equity Income Fund (the “Fund”) seeks to provide current dividend yield and dividend growth.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.76%	0.91%	1.16%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$78	$243	$422	$942
Investor Shares	$93	$290	$504	$1,120
Advisor Shares	$118	$368	$638	$1,409

Table of Contents - Prospectus

Summary Section – Brown Advisory Equity Income Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions and dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of dividend paying equity securities. The Adviser may invest in securities of companies of various market capitalizations but will focus on medium and large capitalization companies. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations of greater than $2 billion at the time of initial investment. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), Master Limited Partnerships (“MLPs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Adviser may also invest in private placements in these types of securities. To the extent the Fund invests in MLPs, its investments will be restricted to holding interests in limited partners of such investments. To the extent the Fund invests in ETFs, it will do so primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Adviser may also invest in debt-securities, including lower-rated debt-securities (“junk bonds”) and foreign securities including depositary receipts.

As the Adviser seeks to reduce the risk of permanent loss of capital, the Adviser follows an investment strategy referred to as “equity income, emphasizing current income and a conservative stock portfolio. The equity income strategy seeks to generally maintain a portfolio yield that is greater than the S&P 500® Index. Within that context, the balance between current income and prospective growth of dividends is driven by fundamental stock selection.

The Fund may invest up to 25% of its net assets in publicly traded MLPs. MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their earnings in distributions.

With respect to 20% of its assets, the Fund may invest in (1) investment grade and non-investment grade debt securities (i.e., junk bonds), or (2) unrated debt securities determined by the Adviser to be of comparable quality.

The Adviser may sell a stock if the stock has reached a price whereby its risk/reward characteristics are not as favorable, the company’s fundamentals have deteriorated so that the original investment thesis for holding the stock no longer holds or if a better opportunity has been identified.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Table of Contents - Prospectus

Summary Section – Brown Advisory Equity Income Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

●
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

●
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

●
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

●
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Table of Contents - Prospectus

Summary Section – Brown Advisory Equity Income Fund

●	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

●
Master Limited Partnership Risk. Investing in Master Limited Partnerships (“MLPs”) entails risk related to fluctuations in energy prices, decreases in supply of or demand for energy commodities, unique tax consequences due to the partnership structure and various other risks.

●
Medium Capitalization Company Risk. Securities of medium-sized companies held by the Fund may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of medium-sized companies may decline more in response to selling pressures.

●
Non-Investment Grade (“Junk Bond”) Securities Risk. Securities rated below investment grade, i.e., Ba or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

●
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

●
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

●
Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Institutional, Investor Shares and Advisor Shares for one year and since inception compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Equity Income Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Table of Contents - Prospectus

Summary Section – Brown Advisory Equity Income Fund

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Equity Income Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 7.61%. During the period shown in the chart, the highest quarterly return was 9.78% (for the quarter ended March 31, 2013) and the lowest quarterly return was -6.43% (for the quarter ended September 30, 2015).

Brown Advisory Equity Income Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (12/29/11)
Investor Shares
– Return Before Taxes	-5.36%	10.37%
– Return After Taxes on Distributions	-6.13%	9.04%
– Return After Taxes on Distributions and Sale of Fund Shares	-2.39%	8.00%
Advisor Shares
– Return Before Taxes	-5.54%	10.12%
Institutional Shares
– Return Before Taxes	-5.14%	10.56%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	1.38%	15.20%

NOTE: The Equity Income Fund offers three classes of shares. Investor Shares and Advisor Shares each commenced operations on December 29, 2011 as part of the Predecessor Fund, and Institutional Shares commenced operations on October 19, 2012. Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares. Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Table of Contents - Prospectus

Summary Section – Brown Advisory Equity Income Fund

Management
Investment Adviser	Portfolio Managers
Brown Advisory LLC	Brian E. Graney, CFA, has managed the Fund since its inception in 2011.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Sustainable Growth Fund
Institutional Shares (BAFWX)
Investor Shares (BIAWX)
Advisor Shares (BAWAX)

Investment Objective
The Brown Advisory Sustainable Growth Fund (the “Fund”) seeks capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.75%	0.90%	1.15%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$77	$240	$417	$930
Investor Shares	$92	$287	$498	$1,108
Advisor Shares	$117	$365	$633	$1,398

Table of Contents - Prospectus

Summary Section – Brown Advisory Sustainable Growth Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 30% of the average value of its portfolio.

Principal Investment Strategies
The Brown Advisory Sustainable Growth Fund seeks to achieve capital appreciation. To achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of environmentally sustainable domestic companies. The Fund invests primarily in the securities of medium and large capitalization companies that Brown Advisory LLC (the “Adviser”) believes (1) have prospects for above average earnings growth in the future, and (2) effectively implement environmentally sustainable business strategies to drive their earnings growth. Medium and large capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at time of purchase. The Fund may also invest a portion of the portfolio in equity securities of small market capitalization companies. The equity securities in which the Fund principally invests are common stocks. Furthermore, the Fund may invest up to 15% of assets in foreign securities (including American Depositary Receipts (“ADRs”)), which may include emerging markets securities. ADRs may be either sponsored or unsponsored. The Fund also may invest in real estate investment trusts (“REITs”).

The Adviser defines environmentally sustainable companies as:

(1) Companies whose internal environmental strategies are driving tangible business benefits, such as revenue growth, cost improvements, enhanced franchise value, or risk mitigation;
(2) Companies whose products have a competitive advantage as a result of environmentally-efficient design or manufacturing; or
(3) Companies whose products or services offer solutions to environmental problems.

The Adviser may sell a security or reduce its position for a number of reasons, including:

•	The fundamental investment or environmental thesis is violated;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the Adviser’s long-term expectations.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory Sustainable Growth Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

●
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

●
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

●
Environmental Policy Risk. The Fund’s investment focus on environmental factors could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not have an environmental focus.

●
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

●
Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

●	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

●	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

●
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Table of Contents - Prospectus

Summary Section – Brown Advisory Sustainable Growth Fund

●
Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for one year and since inception compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Sustainable Growth Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 7.79%. During the period shown in the chart, the highest quarterly return was 11.79% (for the quarter ended September 30, 2013) and the lowest quarterly return was -1.15% (for the quarter ended September 30, 2015).

Brown Advisory Sustainable Growth Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (6/29/12)
Investor Shares
– Return Before Taxes	12.86%	16.24%
– Return After Taxes on Distributions	11.49%	15.59%
– Return After Taxes on Distributions and Sale of Fund Shares	8.14%	12.81%
Advisor Shares
– Return Before Taxes	12.60%	15.97%
Institutional Shares
– Return Before Taxes	13.02%	16.42%
Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)	5.67%	15.74%

Table of Contents - Prospectus

Summary Section – Brown Advisory Sustainable Growth Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Advisor	Portfolio Managers
Brown Advisory LLC	Karina Funk, CFA, and David Powell, CFA, have served as portfolio managers since the Fund’s inception in 2012.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Small-Cap Growth Fund
Institutional Shares (BAFSX)
Investor Shares (BIASX)
Advisor Shares (BASAX)

Investment Objective
The Brown Advisory Small-Cap Growth Fund (the “Fund”) seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.99%	1.14%	1.39%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$101	$315	$547	$1,213
Investor Shares	$116	$362	$628	$1,386
Advisor Shares	$142	$440	$761	$1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 32% of the average value of its portfolio.
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Growth Fund

Principal Investment Strategies

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies. Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion at the time of purchase. The Fund invests primarily in companies the Adviser believes have above average growth prospects. The Adviser conducts an in-depth analysis of a company’s fundamentals to identify those companies it believes have the potential to grow earnings at an above average rate annually.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Adviser may sell a security or reduce its position if it believes:
●	The security subsequently fails to meet initial investment criteria;
●	A more attractively priced security is found; or
●	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

●
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Growth Fund

●
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

●
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

●
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

●
Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

●	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

●	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

●
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Growth Fund

●
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

●	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares, Advisor Shares and Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Small-Cap Growth Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Small-Cap Growth Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 11.02%. During the periods shown in the chart, the highest quarterly return was 18.01% (for the quarter ended June 30, 2009) and the lowest quarterly return was -26.60% (for the quarter ended December 31, 2008).
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Growth Fund

Brown Advisory Small-Cap Growth Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	10 Years
Investor Shares
– Return Before Taxes	8.05%	11.08%	8.98%
– Return After Taxes on Distributions	4.32%	9.09%	7.81%
– Return After Taxes on Distributions and Sale of Fund Shares	7.57%	8.79%	7.32%
Advisor Shares
– Return Before Taxes	7.78%	10.78%	8.56%
Institutional Shares
– Return Before Taxes	8.22%	11.21%	8.90%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	7.95%

NOTE: The Small-Cap Growth Fund offers three classes of shares. Investor Shares commenced operations on June 28, 1999 as part of the Predecessor Fund, Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Fund, and Institutional Shares commenced operations on September 20, 2002 as part of the Predecessor Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares. Prior to October 19, 2012, Investor Shares were known as Institutional Shares and Institutional Shares were known as D Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Adviser	Portfolio Managers
Brown Advisory LLC	Christopher A. Berrier has been the manager of the Fund since 2006.

Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Growth Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares (BAUUX)
Investor Shares (BIAUX)
Advisor Shares (BAUAX)

Investment Objective
The Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.23%	1.38%	1.63%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$125	$390	$676	$1,489
Investor Shares	$140	$437	$755	$1,657
Advisor Shares	$166	$514	$887	$1,933
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 30% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Adviser may also invest in private placements in these types of securities.  Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion at the time of purchase.  The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Adviser believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business.  The Adviser uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth.  The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company.  To a more limited extent, the Fund may invest up to 15% of its assets in foreign equity securities, including equity securities from emerging markets.  With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including up to 5% of its assets in distressed debt securities.  The Fund may utilize options, futures contracts and options on futures.  These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Adviser may sell a security or reduce its position if:
•	It has reached its target price;
•	Its present reward to risk ratio is unattractive;
•	It is overvalued; or
•	The company’s fundamentals have deteriorated in a material, long-term manner.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•
Foreign Securities/Emerging Markets Risk.  Foreign securities (including ADRs), including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.  Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Non-Investment Grade Securities Risk.  Securities rated below investment grade, i.e., Ba or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of Investor Shares, Advisor Shares and Institutional Shares for 1 year, 5 years and since inception periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Small-Cap Fundamental Value Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Small-Cap Fundamental Value Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 9.02%.  During the periods shown in the chart, the highest quarterly return was 17.41% (for the quarter ended December 31, 2010) and the lowest quarterly return was -19.15% (for the quarter ended September 30, 2011).

Brown Advisory Small-Cap Fundamental Value Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	Since Inception (12/31/08)
Investor Shares
– Return Before Taxes	-5.70%	11.69%	15.77%
– Return After Taxes on Distributions	-6.23%	10.68%	14.76%
– Return After Taxes on Distributions and Sale of Fund Shares	-2.79%	9.19%	12.83%
Advisor Shares
– Return Before Taxes	-5.92%	11.41%	15.49%
Institutional Shares
– Return Before Taxes	-5.56%	11.85%	15.94%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.47%	7.67%	11.72%

NOTE:  The Small-Cap Fundamental Value Fund offers three classes of shares.  Investor Shares commenced operations on December 31, 2008 as part of the Predecessor Fund, Advisor Shares commenced operations on July 28, 2011 as part of the Predecessor Fund, and Institutional Shares commenced operations on October 19, 2012.   Performance shown prior to inception of the Advisor Shares and Institutional Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares and lower expenses applicable to Institutional Shares. Prior to October 19, 2012, Investor Shares were known as Institutional Shares.
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Adviser	Portfolio Manager
Brown Advisory LLC	J. David Schuster has been the manager of the Fund since 2008.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

The availability of the Fund to new investors is limited.  New investors in the Fund must meet certain eligibility requirements as listed in the “Small-Cap Fundamental Value Fund – Limited Availability” section of the Prospectus.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Table of Contents - Prospectus

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Global Leaders Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIALX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Global Leaders Fund (the “Fund”) seeks to achieve capital appreciation by investing primarily in global equities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.27%	1.42%	1.67%
Fee Waiver and/or Expense Reimbursement	-0.56%	-0.56%	-0.56%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(2)	0.71%	0.86%	1.11%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Brown Advisory LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 0.70%, 0.85% and 1.10%, respectively, of the Fund’s average daily net assets through October 31, 2017. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Table of Contents - Prospectus

Summary Section

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$73	$347	$643	$1,485
Investor Shares	$88	$394	$723	$1,654
Advisor Shares	$113	$472	$855	$1,929

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 53% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.  The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States.  The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries.

The equity securities in which the Fund may invest will include the equity securities of companies that Brown Advisory Limited (the “Sub-Adviser”) believes are leaders within their industry or country as demonstrated by an ability to deliver high relative return on invested capital over time.  This typically can be attributable to, among other things, a strong competitive position and a defendable barrier to entry.  The equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities, such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”).  The equity securities in which the Fund may invest will generally be issued by mid- and large-capitalization companies. Medium and large market capitalization companies are, according to the Sub-Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  In addition to those securities, the Fund may also invest in convertible bonds, Rule 144A securities, U.S. Treasury bills, fixed and/or floating rate U.S. Government securities, real estate investment trusts (“REITs”) and unlisted securities. The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.
Table of Contents - Prospectus

Summary Section – Brown Advisory Global Leaders Fund

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks of the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Currency and Exchange Rate Risk.  Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies.  In addition, the Fund may engage in currency hedging transactions.  Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

•
Derivatives Risk.  The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Table of Contents - Prospectus

Summary Section – Brown Advisory Global Leaders Fund

•
Emerging Markets Risk.  The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
Foreign Securities Risk.  The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk.  Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

•
Medium Capitalization Company Risk.  Securities of medium-sized companies held by the Fund may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of medium-sized companies may decline more in response to selling pressures.

Table of Contents - Prospectus

Summary Section – Brown Advisory Global Leaders Fund

•	New Fund Risk: The Fund is new with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Private Placement Risk.  The Fund may invest in privately issued securities of foreign common and preferred stock, convertible debt securities, ADRs, real estate investment trusts (“REITs”) and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

•
Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of investing primarily in value-oriented securities may decrease in response to the activities and financial prospects of an individual company.

Performance Information
Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this Prospectus.  Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free) or 414-203-9064.
Table of Contents - Prospectus

Summary Section – Brown Advisory Global Leaders Fund

Management
Brown Advisory LLC is the Fund’s investment adviser.  Brown Advisory Limited is the Fund’s Sub-Adviser.

Investment Sub-Adviser	Portfolio Manager
Brown Advisory Limited	Michael Dillon, CFA, has served as Lead Portfolio Manager since the Fund’s inception in 2015. Bertie Thomson, CFA, has served as Portfolio Manager of the Fund since May 2016.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Intermediate Income Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAIX)
Advisor Shares (BAIAX)

Investment Objective
The Brown Advisory Intermediate Income Fund (the “Fund”) seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses(1)	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.56%	0.61%	0.86%
Fee Waiver and/or Expense Reimbursement (2)	-0.07%	-0.07%	-0.07%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (2)	0.49%	0.54%	0.79%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
The Adviser has agreed to waive all or any portion of the advisory fee that would otherwise be paid by the Fund to Brown Advisory LLC (the “Adviser”) in an amount equal to the separate advisory fee indirectly paid by the Fund to the Brown Advisory Mortgage Securities Fund. The contractual waiver may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers may not be terminated by the Adviser without the consent of the Board of Trustees.

Table of Contents - Prospectus

Summary Section – Brown Advisory Intermediate Income Fund

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$50	$157	$274	$616
Investor Shares	$55	$173	$302	$677
Advisor Shares	$81	$252	$439	$978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 68% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities.  The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities.  The foregoing may include municipal lease obligations and insured municipal securities.  The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy.

The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Adviser.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years.  Duration is a measurement of price sensitivity to interest rate changes.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser may sell a fixed income security or reduce its position if:
●	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
●	The security subsequently fails to meet the investment criteria;
●	A more attractive security is found; or
●	The Adviser believes that the security has reached its appreciation potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory Intermediate Income Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.  Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract.  In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
Interest Rate Risk.  An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, money market funds) in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

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Summary Section – Brown Advisory Intermediate Income Fund

•
Liquidity Risk.  Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Mortgage- and Asset-Backed Securities Risk.  The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

•
 Municipal Securities Risk. Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on the Fund. Municipalities continue to experience difficulties in the current economic and political environment. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.  Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.  The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution. If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.  The Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

•
Prepayment/Extension Risk.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
Rating Agencies Risk.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

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Summary Section – Brown Advisory Intermediate Income Fund

•
U.S. Government Securities Risk.  Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of Investor Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Intermediate Income Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Intermediate Income Fund – Investor Shares
Calendar Year Total Returns

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Summary Section – Brown Advisory Intermediate Income Fund

The Fund’s calendar year-to-date total return as of September 30, 2016 was 4.25%.  During the periods shown in the chart, the highest quarterly return was  3.15% (for the quarter ended March 31, 2008) and the lowest quarterly return was -2.33% (for the quarter ended June 30, 2013).

Brown Advisory Intermediate Income Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	10 Years
Investor Shares
– Return Before Taxes	0.68%	2.28%	3.82%
– Return After Taxes on Distributions	-0.35%	1.11%	2.49%
– Return After Taxes on Distributions and Sale of Fund Shares	0.43%	1.39%	2.51%
Advisor Shares
– Return Before Taxes	0.54%	2.06%	3.58%
Barclays Intermediate US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	1.21%	2.74%	4.26%

NOTE:  The Intermediate Income Fund currently offers two classes of shares. Investor Shares commenced operations on November 2, 1995 as part of the Predecessor Fund and Adviser Shares commenced operations on May 13, 1991 as part of the Predecessor Fund.  Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Adviser	Portfolio Manager
Brown Advisory LLC	Paul D. Corbin has been a manager of the Fund since 2000. Mr. Thomas D.D. Graff has been a manager of the Fund since 2014.
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Summary Section – Brown Advisory Intermediate Income Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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Summary Section

Brown Advisory Total Return Fund
Institutional Shares (BAFTX)
Investor Shares (BIATX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Total Return Fund (the “Fund”) seeks to provide a competitive total return consistent with preservation of principal.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.51%	0.56%	0.81%
Fee Waiver and/or Expense Reimbursement(1)	0.00%	0.00%	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.51%	0.56%	0.80%

(1) The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 0.55%, 0.60% and 0.80%, respectively, of the Fund’s average daily net assets through October 31, 2017. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.
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Summary Section – Brown Advisory Total Return Fund

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$52	$164	$285	$640
Investor Shares	$57	$179	$313	$701
Advisor Shares	$82	$258	$449	$1,001

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 218% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities (including junk bonds), mortgage-backed and asset-backed securities.  The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities.  The foregoing may include municipal lease obligations and insured municipal securities.  The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy.  The Fund may also engage in “To Be Announced” transactions.

The Fund invests in fixed income securities that primarily have a maturity that is between 0 and 30 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Adviser.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 6 and 11 years and an average duration of 3 to 7 years.  Duration is a measurement of price sensitivity to interest rate changes.

The Fund may invest up to 20% of its assets in high-yield securities, which are speculative in nature.  The Fund may also utilize derivatives including futures, interest rate swaps and credit default swaps.  These positions will be used to manage interest rate risk or to create synthetic exposure to particular credits.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.  The Fund may invest in securities denominated in non-U.S. currencies.  The Fund may also invest in bank loans.

The Adviser may sell an investment or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The investment subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive investment is found; or
•	The Adviser believes that the investment has reached its appreciation potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.
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Summary Section – Brown Advisory Total Return Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.  Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract.  In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
Interest Rate Risk.  An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk.  Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

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Summary Section – Brown Advisory Total Return Fund

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Mortgage- and Asset-Backed Securities Risk.  The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

•	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

•	New Fund Risk. The Fund is new with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Non-Investment Grade (Junk Bond) Securities Risk.  Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
Prepayment/Extension Risk.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
Rating Agencies Risk.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

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Summary Section – Brown Advisory Total Return Fund

•
To Be Announced (“TBA”) Transactions Risk.  The Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.

•
U.S. Government Securities Risk.  Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance of Investor Shares for a one year period.  The table shows how the average annual returns of the Investor Shares and Institutional Shares for one year and since inception periods compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).
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Summary Section – Brown Advisory Total Return Fund

Brown Advisory Total Return Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 6.76%.  During the period shown in the chart, the highest quarterly return was 1.20% for the quarter ended September 30, 2015 and the lowest quarterly return was -2.13% for the quarter ended June 30, 2015.

Brown Advisory Total Return Fund
Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Since Inception (10/30/14)
Investor Shares
– Return Before Taxes	-0.46%	0.15%
– Return After Taxes on Distributions	-1.47%	-0.77%
– Return After Taxes on Distributions and Sale of Fund Shares	-0.26%	-0.30%
Institutional Shares
– Return Before Taxes	-0.40%	0.21%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	0.55%	1.07%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Institutional Shares would vary.

Management
Investment Adviser	Portfolio Manager
Brown Advisory LLC	Thomas D.D. Graff, CFA, has managed the Fund since its inception.
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Summary Section – Brown Advisory Total Return Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Strategic Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIABX)
Advisor Shares (BATBX)

Investment Objective
The Brown Advisory Strategic Bond Fund (the “Fund”) seeks to achieve capital appreciation and income with a low correlation to interest rate movements.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	0.71%	0.76%	1.01%
Fee Waiver and/or Expense Reimbursement	-0.03%	-0.03%	-0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.68%	0.73%	0.98%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 0.65%, 0.70% and 0.95%, respectively, of the Fund’s average daily net assets through October 31, 2017. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Table of Contents - Prospectus

Summary Section – Brown Advisory Strategic Bond Fund

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$69	$224	$392	$880
Investor Shares	$75	$240	$419	$939
Advisor Shares	$100	$319	$555	$1,234

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 288% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities. Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in tax-exempt municipal bonds, corporate bonds (including junk bonds), U.S. Treasury bonds, Treasury Inflation Protected Securities (TIPS), non-U.S. dollar bonds, mortgage-backed securities, asset-backed securities, derivatives (including credit default swaps, other swaps, futures and options), bank loans, collateralized loan obligations, and cash equivalents. Allocations to these investments will be made tactically; meaning that the fund will hold such investments only as long as the Adviser believes the relative value is attractive, which at times may be a matter of days or weeks, as opposed to holding investments for years at a time. The Fund may also engage in “To Be Announced” transactions.

The Adviser’s strategy may result in the Fund holding relatively concentrated positions in certain investments and will result in a relatively high degree of portfolio turnover. The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. The Fund may invest in securities of any maturity and/or credit quality rating. The Fund has no limit in its investment in high-yield securities, which are speculative in nature. The Fund may utilize derivatives, mutual funds, or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities. Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Adviser may sell an investment or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The investment subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive investment is found; or
•	The Adviser believes that the investment has reached its appreciated potential.
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Summary Section – Brown Advisory Strategic Bond Fund

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

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Summary Section – Brown Advisory Strategic Bond Fund

•	Inflation-Indexed Securities Risk. The risk that the Consumer Price Index moves in a manner that is adverse to the Fund’s positions in Treasury Inflation Protected Securities.

•
Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

•	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

•
Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

•
Non-Investment Grade (Junk Bond) Securities Risk. Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

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Summary Section – Brown Advisory Strategic Bond Fund

•
Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
To Be Announced (“TBA”) Transactions Risk. The Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.

•
U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

•
Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Advisor Shares from year-to-year. The table shows how the average annual returns of Advisor Shares for one year and since inception compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Tactical Bond Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was advised by the Adviser and had the same investment objective and strategies as the Fund prior to October 31, 2014. Effective October 31, 2014, certain changes to the Fund’s principal investment strategies were implemented and the name of the Fund was changed.
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Summary Section – Brown Advisory Strategic Bond Fund

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Strategic Bond Fund – Advisor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 4.19%. During the period shown in the chart, the highest quarterly return was 2.48% for the quarter ended September 30, 2012 and the lowest quarterly return was -2.22% for the quarter ended June 30, 2013.

Brown Advisory Strategic Bond Fund
Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Since Inception (9/30/11)
Advisor Shares
– Return Before Taxes	-3.49%	-0.04%
– Return After Taxes on Distributions	-4.80%	-0.63%
– Return After Taxes on Distributions and Sale of Fund Shares	-1.97%	-0.27%
Investor Shares
– Return Before Taxes	-3.19%	0.25%
Barclays Intermediate US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	1.21%	2.05%

NOTE: The Strategic Bond Fund offers two classes of shares. Advisor Shares commenced operations on September 30, 2011, and Investor Shares commenced operations on October 31, 2014. Performance shown prior to inception of the Investor Shares is based on the performance of Advisor Shares, adjusted for the lower expenses applicable to Investor Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Advisor Shares only. After-tax returns for Investor Shares and Institutional Shares would vary.
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Summary Section – Brown Advisory Strategic Bond Fund

Management
Investment Adviser	Portfolio Managers
Brown Advisory LLC	Thomas D.D. Graff, CFA, has been a manager of the Fund since its inception in 2011 and Robert H. Snyder has been a manager of the Fund since 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Summary Section

Brown Advisory Maryland Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAMX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Maryland Bond Fund (the “Fund”) seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.44%	0.49%	0.74%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$45	$141	$246	$555
Investor Shares	$50	$157	$274	$616
Advisor Shares	$76	$237	$411	$918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 80% of the average value of its portfolio.
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Summary Section – Brown Advisory Maryland Bond Fund

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities. The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by S&P and Moody’s. The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced. The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years. Normally, the Fund will invest at least 80% of the Fund’s total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest may be subject to the Federal alternative minimum tax (“AMT”). All capital gains are subject to Federal and state taxes. Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	A more attractive security is found; or
•	The Adviser believes that the security has reached its appreciated potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
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Summary Section – Brown Advisory Maryland Bond Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•	Maryland Bonds and Municipal Securities Risk. Adverse economic or political factors in Maryland will affect the Fund’s NAV more than if the Fund invested in more geographically diverse investments.

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Summary Section – Brown Advisory Maryland Bond Fund

•	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

•
Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

•
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
Tax Risk. Municipal securities may decrease in value during times when tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Maryland Bond Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).
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Summary Section – Brown Advisory Maryland Bond Fund

Brown Advisory Maryland Bond Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 3.10%. During the periods shown in the chart, the highest quarterly return was 3.46% (for the quarter ended September 30, 2009) and the lowest quarterly return was -1.83% (for the quarter ended June 30, 2013).

Brown Advisory Maryland Bond Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	10 Years
Investor Shares
– Return Before Taxes	1.66%	2.50%	3.05%
– Return After Taxes on Distributions	1.54%	2.39%	2.99%
– Return After Taxes on Distributions and Sale of Fund Shares	1.82%	2.40%	2.93%
Barclays 1-10 Year Blended Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.45%	3.56%	4.08%

NOTE: Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management
Investment Adviser	Portfolio Managers
Brown Advisory LLC	Stephen M. Shutz, CFA, has served as portfolio manager of the Fund since 2014.
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Summary Section – Brown Advisory Maryland Bond Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
Distributions attributable to interest received by the Fund on Maryland municipal obligations are generally exempt from Federal and Maryland State and local income taxes. However, such distributions may be subject to alternative minimum tax and will generally not be exempt from taxation under the laws of states other than Maryland. Distributions attributable to taxable interest, dividends and all capital gains may be subject to Federal and Maryland State and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, and then you may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Tax Exempt Bond Fund
Institutional Shares (Not Available for Sale)
Investor Shares (BIAEX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Tax Exempt Bond Fund (the “Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	0.44%	0.49%	0.74%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$45	$141	$246	$555
Investor Shares	$50	$157	$274	$616
Advisor Shares	$76	$237	$411	$918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 119% of the average value of its portfolio.
Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in securities the interest of which is exempt from Federal income taxes and that do not subject shareholders to the federal alternative minimum tax (“AMT”). This 80% policy cannot be changed without shareholder approval. The Fund may invest up to 20% of its assets in securities that may fully subject shareholders to Federal income tax, including the AMT. In addition, all capital gains are subject to Federal and state taxes. The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in municipal securities issued by states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. Municipal securities include state and local general obligation bonds, essential service revenue issues (principally, water and sewer, transportation, public power, combined utilities and public universities), pre-refunded bonds and municipal leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities. To enhance yield, the Fund may also invest in selective enterprise revenue and/or private activity issues, principally hospitals and senior living facilities. The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution. The Fund also may invest in other investment companies, principally money market funds.

The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by Standard & Poor’s (“S&P”) and Moody’s Investor Services, Inc. (“Moody’s”). Under the credit guidelines, the Fund will hold at least 80% of its total assets in investment grade municipal debt securities, as rated by independent rating agencies when purchased, or if unrated, determined by the Adviser to be of comparable quality. The credit guidelines provide that the Fund may also hold up to 20% of its total assets in securities rated below investment grade by an independent rating agency or, if not rated, determined to be of equivalent quality by the Adviser. Some securities that are rated below investment grade by independent rating agencies are commonly referred to as “junk bonds.” Such lower rated securities and other municipal securities may become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced. Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years.

In determining the municipal securities in which the Fund may invest, the Adviser will use a process for researching securities for purchase that is based on intensive credit research and involves extensive due diligence on each issuer, state, municipality and sector relating to a municipal security.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.
Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

The Adviser may sell a security or reduce its position if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	A more attractive security is found; or
•	The Adviser believes that the security has reached its appreciated potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or tax exempt quality cash equivalents. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Individual issues of municipal obligations may be subject to the credit risk of the municipality. Therefore, the issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing federal and/or state aid to local governments). Generally, investment risk and price volatility increase as a security’s credit rating declines. Credit ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

•
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

•
Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, money market funds) in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

•
Municipal Securities Risk. Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on the Fund. Municipalities continue to experience difficulties in the current economic and political environment. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints. Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution. If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate. The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities and therefore such bonds are subject to the risks of the corporate user. The Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

•
Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

•
Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
Tax Risk. Municipal securities may decrease in value during times when tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

•
Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares for one year and since inception compare to a broad-based market index. Advisor Shares and Institutional Shares have not yet commenced operations.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).
Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

Brown Advisory Tax Exempt Bond Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 3.90%. During the period shown in the chart, the highest quarterly return was 2.07% (for the quarter ended March 31, 2014) and the lowest quarterly return was -2.33% (for the quarter ended June 30, 2013).

Brown Advisory Tax Exempt Bond Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (6/29/12)
Investor Shares
– Return Before Taxes	1.41%	1.95%
– Return After Taxes on Distributions	1.41%	1.91%
– Return After Taxes on Distributions and Sale of Fund Shares	1.67%	1.89%
Barclays 1-10 Year Blended Municipal Bond Index (reflects no deduction for fees, expenses and taxes)	2.45%	2.41%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Investment Advisor	Portfolio Managers
Brown Advisory LLC	Stephen M. Shutz, CFA, has served as portfolio manager of the Fund since its inception in 2012.
Table of Contents - Prospectus

Summary Section – Brown Advisory Tax Exempt Bond Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
It is anticipated that the Fund’s distributions normally will be exempt from Federal income taxes, but not including Federal alternative minimum tax. However, a portion of the Fund’s distributions may not qualify as exempt. Interest, dividends and all capital gains may be subject to Federal, state and Federal alternative minimum tax, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, and then you may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Mortgage Securities Fund
Institutional Shares (BAFZX)
Investor Shares (BIAZX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Mortgage Securities Fund (the “Fund”) seeks to maximize total return consistent with preservation of capital.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.46%	0.51%	0.76%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$47	$148	$258	$579
Investor Shares	$52	$164	$285	$640
Advisor Shares	$78	$243	$422	$942
Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 244% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in investment grade mortgage-related securities. Mortgage-related securities consist of mortgage-backed securities (“MBS”) such as residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), stripped mortgage-backed securities (“SMBS”), collateralized mortgage obligations (“CMOs”), inverse floating rate obligations and other similar types of securities representing an interest in or that are secured by mortgages. The Fund may also engage in “To Be Announced” transactions and it may invest in municipal housing bonds and other investment companies. The Fund invests in securities of various maturities and durations.

The Fund will hold at least 80% of its total assets in investment grade mortgage-related securities, that is, securities rated in the top four ratings categories as rated at the time of purchase by a Nationally Recognized Statistical Rating Organization (an “NRSRO”), or if unrated, as determined by the Adviser to be of comparable quality. The Fund may also hold up to 20% of its total assets in securities that are rated below investment grade by an NRSRO or, if not rated, determined to be of equivalent quality by the Adviser. Securities that are rated below investment grade by independent rating agencies are commonly referred to as “junk bonds.” If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.
The Adviser may sell a security or reduce its position if:

•	Revised economic outlook requires a repositioning of the portfolio or alters the risk/reward of a given security
•	Changes in a security’s composition, such as faster or slower prepayments than expected, alter its risk/reward balance to an unfavorable position
•	A more attractive security is found or
•	The Adviser believes the security has reached its appreciation potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•
Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, money market funds) in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Market Risk. The portfolio securities held by the Fund are susceptible to general market fluctuations and to volatile increases and decreases in value. The securities markets may experience declines and the holdings in the Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Mortgage-Related Securities Risk. Mortgage-related securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

•	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

•
Non-Investment Grade Securities Risk. Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•
Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

•
To Be Announced (“TBA”) Transactions Risk. The Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.

•
U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

•
Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares for one year and since inception compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).
Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

Brown Advisory Mortgage Securities Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 4.06%. During the period shown in the chart, the highest quarterly return was 2.24% (for the quarter ended March 31, 2015) and the lowest quarterly return was -0.92% (for the quarter ended June 30, 2015).

Brown Advisory Mortgage Securities Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (12/26/13)
Investor Shares
– Return Before Taxes	2.29%	3.13%
– Return After Taxes on Distributions	1.06%	1.80%
– Return After Taxes on Distributions and Sale of Fund Shares	1.37%	1.80%
Institutional Shares
– Return Before Taxes	2.38%	3.20%
Barclays Mortgage Backed Securities Index (reflects no deduction for fees, expenses and taxes)	1.51%	3.85%
NOTE: The Mortgage Securities Fund offers two classes of shares. Investor Shares commenced operations on December 26, 2013 and Institutional Shares commenced operations on May 13, 2014. Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Table of Contents - Prospectus

Summary Section – Brown Advisory Mortgage Securities Fund

Management
Investment Adviser	Portfolio Manager
Brown Advisory LLC	Thomas D.D. Graff, CFA, has served as Portfolio Manager since the Fund’s inception in 2013.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory – WMC Strategic European Equity Fund
Institutional Shares (BAFHX)
Investor Shares (BIAHX)
Advisor Shares (BAHAX)

Investment Objective
The Brown Advisory − WMC Strategic European Equity Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.11%	1.26%	1.51%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$113	$353	$612	$1,352
Investor Shares	$128	$400	$692	$1,523
Advisor Shares	$154	$477	$824	$1,802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 31% of the average value of its portfolio.
Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

Principal Investment Strategies

Under normal conditions, the Brown Advisory − WMC Strategic European Equity Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Europe – defined as countries included in the MSCI Europe Index.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Europe, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits.

As of September 30, 2016, the following countries were included in the MSCI Europe Index: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

The Fund may purchase equity securities of companies of any size capitalization. Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts or convertible securities, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of Europe, which may include less developed and emerging markets countries as well as other developed market countries.

The Fund may utilize options, futures contracts, currency forwards, swaps and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. The Fund may also invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Currency and Exchange Rate Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

•
Derivatives Risk. The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•
Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

•
Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
European Securities Risk: Because a significant portion of the assets of the Fund are invested in European securities, the Fund’s performance is expected to be impacted by the political, social and economic environment within Europe. As such, the Fund’s performance may be more volatile than the performance of funds that are more geographically diverse.

•
Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•
Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.

•
Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

•
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

•
Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns for Investor Shares, Advisor Shares and Institutional Shares for one year and since inception compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory – WMC Strategic European Equity Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 2.26%. During the period shown in the chart, the highest quarterly return was 5.39% (for the quarter ended December 31, 2015) and the lowest quarterly return was -7.46% (for the quarter ended September 30, 2014).
Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

Brown Advisory – WMC Strategic European Equity Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (10/21/13)
Investor Shares
– Return Before Taxes	6.05%	1.21%
– Return After Taxes on Distributions	6.05%	1.18%
– Return After Taxes on Distributions and Sale of Fund Shares	3.42%	1.00%
Institutional Shares
– Return Before Taxes	6.11%	1.35%
Advisor Shares
– Return Before Taxes	5.74%	0.97%
MSCI Europe Index (reflects no deduction for fees, expenses and taxes)	-2.84%	-2.48%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Management
Brown Advisory LLC is the Fund’s investment adviser. Wellington Management Company LLP (“Wellington Management”) is the Fund’s Sub-Adviser.

Investment Sub-Adviser	Portfolio Manager
Wellington Management Company LLP	C. Dirk Enderlein, CFA, has served as Portfolio Manager since the Fund’s inception in 2013.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Strategic European Equity Fund

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory − WMC Japan Alpha Opportunities Fund
Institutional Shares (BAFJX)
Investor Shares (BIAJX)
Advisor Shares (BAJAX)

Investment Objective
The Brown Advisory − WMC Japan Alpha Opportunities Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.15%	1.30%	1.55%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$117	$365	$633	$1,398
Investor Shares	$132	$412	$713	$1,568
Advisor Shares	$158	$490	$845	$1,845
Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 105% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Brown Advisory - WMC Japan Alpha Opportunities Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Japan, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets with respect to at least half of the company’s assets; or (iv) country where the company derives at least half of its revenue or profits.

The Fund may purchase equity securities of companies of any size capitalization.  Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts or convertible securities, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries outside of Japan, which may include less developed and emerging markets countries as well as other developed market countries.

The Fund may utilize options, futures contracts, currency forwards, swaps and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. The Fund may hedge currency exposure and reduce equity exposure using derivatives. In addition, the Fund may invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Currency and Exchange Rate Risk.  Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies.  In addition, the Fund may engage in currency hedging transactions.  Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

•
Derivatives Risk.  The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•
Emerging Markets Risk.  The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
Foreign Securities Risk.  The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Japanese Securities Risk. Because a significant portion of the assets of the Fund are invested in Japanese securities, the Fund’s performance is expected to be impacted by the political, social and economic environment in Japan.  As such, the Fund’s performance may be more volatile than the performance of funds that are more geographically diverse.

•
Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.

•
Liquidity Risk.  Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance of Investor Shares for a one year period.  The table shows how the average annual returns of the Investor Shares, Institutional Shares and Advisor Shares for one year and since inception periods compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory – WMC Japan Alpha Opportunities Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was -10.40%.  During the period shown in the chart, the highest quarterly return was 11.50% for the quarter ended March 31, 2015 and the lowest quarterly return was -13.49% for the quarter ended September 30, 2015.

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Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

Brown Advisory  ̶  WMC Japan Alpha Opportunities Fund
Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Since Inception (03/04/14)
Investor Shares
– Return Before Taxes	11.22%	13.55%
– Return After Taxes on Distributions	6.94%	10.94%
– Return After Taxes on Distributions and Sale of Fund Shares	6.65%	9.02%
Institutional Shares
– Return Before Taxes	11.43%	13.70%
Advisor Shares
– Return Before Taxes	10.97%	13.26%
TOPIX Total Return Index (reflects no deduction for fees, expenses and taxes)	10.78%	6.73%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Institutional Shares and Advisor Shares would vary.

Management
Brown Advisory LLC is the Fund’s investment adviser.  Wellington Management Company LLP (“Wellington Management”) is the Fund’s Sub-Adviser.

Investment Sub-Adviser	Portfolio Managers
Wellington Management Company LLP	Kent M. Stahl, CFA, and Gregg R. Thomas, CFA, have served as Portfolio Managers since the Fund’s inception in 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Table of Contents - Prospectus

Summary Section – Brown Advisory – WMC Japan Alpha Opportunities Fund

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory – Somerset Emerging Markets Fund
Institutional Shares (BAFQX)
Investor Shares (BIAQX)
Advisor Shares (BAQAX)

Investment Objective
The Brown Advisory – Somerset Emerging Markets Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in emerging markets.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.18%	1.33%	1.58%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Table of Contents - Prospectus

Summary Section – Brown Advisory – Somerset Emerging Markets Fund

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$120	$375	$649	$1,432
Investor Shares	$135	$421	$729	$1,601
Advisor Shares	$161	$499	$860	$1,878

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 19% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies that are established or operating in emerging market countries.  These will consist of companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East. The Fund intends to invest primarily in the following countries (others may be added as markets in other countries develop):

•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.
•	Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.
•
Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The Fund may purchase equity securities of companies of any size capitalization.  Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Fund may also invest in fixed income securities and private placements.

The Fund considers a company to be established or operating in emerging market countries if: (i) it is organized under the laws of or maintains its principal office in an emerging market country; (ii) its securities are principally traded on trading markets in emerging markets countries; (iii) it derives at least 50% of its total revenue or profits from either goods or services produced or sales made in emerging markets countries; or (iv) it has at least 50% of its assets in emerging market countries.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of emerging markets, which may include other less developed countries as well as developed market countries.  Such less developed countries share many similar attributes with emerging markets countries, however, their markets are not yet considered to be as developed as those in the emerging markets.

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Summary Section – Brown Advisory – Somerset Emerging Markets Fund

The Fund may utilize options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Fund may also invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may invest up to 20% of its net assets in fixed income securities.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

Table of Contents - Prospectus

Summary Section – Brown Advisory – Somerset Emerging Markets Fund

•
Currency and Exchange Rate Risk.  Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies.  In addition, the Fund may engage in currency hedging transactions.  Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

•
Derivatives Risk.  The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•
Emerging Markets Risk.  The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
Foreign Securities Risk.  The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Table of Contents - Prospectus

Summary Section – Brown Advisory – Somerset Emerging Markets Fund

•
Liquidity Risk.  Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for one year and since inception compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Table of Contents - Prospectus

Summary Section – Brown Advisory – Somerset Emerging Markets Fund

Brown Advisory – Somerset Emerging Markets Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 11.04%.  During the period shown in the chart, the highest quarterly return was 7.02% (for the quarter ended June 30, 2014) and the lowest quarterly return was -12.64% (for the quarter ended September 30, 2015).

Brown Advisory – Somerset Emerging Markets Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	Since Inception (12/12/12)
Investor Shares
– Return Before Taxes	-12.32%	-5.06%
– Return After Taxes on Distributions	-12.28%	-5.08%
– Return After Taxes on Distributions and Sale of Fund Shares	-6.56%	-3.54%
Advisor Shares
– Return Before Taxes	-12.59%	-5.34%
Institutional Shares
– Return Before Taxes	-12.22%	-4.93%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses and taxes)	-14.92%	-6.22%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

Management

Brown Advisory LLC is the Fund’s investment adviser.  Somerset Capital Management LLP (“Somerset”) is the Fund’s Sub-Adviser.

Table of Contents - Prospectus

Summary Section – Brown Advisory – Somerset Emerging Markets Fund

Investment Sub-Adviser	Portfolio Managers
Somerset Capital Management LLP	Edward Lam has served as Lead Portfolio Manager and Edward Robertson has served as Portfolio Manager since the Fund’s inception in 2012.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Summary Section

Brown Advisory Emerging Markets Small-Cap Fund

Institutional Shares (BAFNX)
Investor Shares (BIANX)
Advisor Shares (Not Available for Sale)

Investment Objective
The Brown Advisory Emerging Markets Small-Cap Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities issued by small-capitalization companies established or operating in emerging markets.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.54%	1.69%	1.94%
(1)
“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Table of Contents - Prospectus

Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$157	$486	$839	$1,834
Investor Shares	$172	$533	$918	$1,998
Advisor Shares	$197	$609	$1,047	$2,264

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 126% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Brown Advisory Emerging Markets Small-Cap Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by small capitalization companies that are established or operating in emerging market countries.  These will consist of small capitalization companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East. The Fund currently treats as emerging markets countries the following countries (countries may be added as these markets develop):

•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.
•	Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.
•
Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

Small capitalization companies are those companies with market capitalizations generally less than $6 billion at the time of purchase.  Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”).

The Fund considers a company to be established or operating in emerging market countries if: (i) it is organized under the laws of or maintains its principal office in an emerging market country; (ii) its securities are principally traded on trading markets in emerging markets countries; (iii) it derives at least 50% of its total revenue or profits from either goods or services produced or sales made in emerging markets countries; or (iv) it has at least 50% of its assets in emerging market countries.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of emerging markets, which may include other less developed countries as well as developed market countries.  Such less developed countries share many similar attributes with emerging markets countries, however, their markets are not yet considered to be as developed as those in the emerging markets.
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Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

The Fund may utilize options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Fund may also invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks of the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Currency and Exchange Rate Risk.  Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies.  In addition, the Fund may engage in currency hedging transactions.  Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

•
Derivatives Risk.  The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

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Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

•
Emerging Markets Risk.  The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
Foreign Securities Risk.  The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk.  Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
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Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

•
Private Placement Risk.  The Fund may invest in privately issued securities of foreign common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance of Investor Shares for a one year period.  The table shows how the average annual returns of the Investor Shares and Institutional Shares for one year and since inception periods compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).
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Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

Brown Advisory Emerging Markets Small-Cap Fund – Investor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2016 was 0.00%.  During the period shown in the chart, the highest quarterly return was 9.87% for the quarter ended June 30, 2015 and the lowest quarterly return was -11.89% for the quarter ended September 30, 2015.

Brown Advisory Emerging Markets Small-Cap Fund
Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Since Inception (11/21/14)
Investor Shares
– Return Before Taxes	3.78%	1.26%
– Return After Taxes on Distributions	2.04%	-0.27%
– Return After Taxes on Distributions and Sale of Fund Shares	2.26%	0.33%
Institutional Shares
– Return Before Taxes	3.99%	1.44%
MSCI Emerging Markets Small-Cap Index (reflects no deduction for fees, expenses and taxes)	-6.85%	-8.94%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Institutional Shares would vary.

Management
Brown Advisory LLC is the Fund’s investment adviser.  Macquarie Funds Management Hong Kong Limited (“MFMHKL”) is the Fund’s sub-adviser.
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Summary Section− Brown Advisory Emerging Markets Small-Cap Fund

Investment Sub-Adviser	Portfolio Managers
Macquarie Funds Management Hong Kong Limited	John Bugg and Sam Le Cornu have served as portfolio managers since the Fund’s inception in 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Growth Equity Fund

Principal Investment Strategies
The Brown Advisory Growth Equity Fund seeks to achieve capital appreciation.  Under normal conditions, the Fund seeks to achieve the investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of domestic companies (“80% Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund primarily invests in securities of medium and large market capitalization companies that have high, sustainable earnings prospects along with attractive valuations.  The Adviser believes these companies have exhibited an above-average rate of earnings growth over the past few years and have prospects for above-average, sustainable growth in the future.  Medium and large market capitalization companies include those with market capitalizations generally greater than $2 billion at the time of purchase.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 15% of its net assets in foreign securities, including in emerging markets.

The Adviser’s Process — Purchasing Portfolio Securities.  The Fund seeks to purchase securities that the Adviser considers to have attractive valuations based on the strong fundamentals of the underlying companies.  The Adviser starts by using in-house research and other sources to identify a universe of high quality companies across a range of industries.  High quality companies are businesses that the Adviser believes have:
•	Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets;
•	Proprietary products and services, new product development and product cycle leadership that sustain a strong brand franchise; and
•	A strong management team that is proactive, consistently executes effectively, and anticipates and adapts to change.

The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future.  These attributes include, but are not limited to:
•	A strong competitive position;
•	A history of innovation;
•	Excellent management; and
•	The financial resources to support long-term growth.
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Additional Information about the Funds’ Principal Investment Strategies

The Adviser believes that attractive risk-adjusted returns can be better achieved by buying and holding securities of companies over long periods of time.  As a result, the Adviser focuses on those companies that it believes have the ability to grow earnings at above average rates over several years (i.e. at an annualized rate of 14% or more over a full market cycle).  Factors considered include:
•	Product cycles, pricing flexibility and product or geographic mix;
•	Sustainability of fundamental growth drivers;
•	Cash flow and financial resources to fund growth; and
•	Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Adviser then uses a variety of valuation techniques to identify those companies whose securities are attractively valued relative to the market, their peer groups and their own price history.  These techniques include analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios.  Valuation techniques also permit the Adviser to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company’s equity security and its current market price.

The Adviser’s valuation discipline attempts to estimate a range of value for each company whose security is considered for purchase.  The range of value will be used to estimate the spread or “margin of safety” between a company’s current stock price and a reasonable “worst case” low price for the security.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the portfolio companies.  The Adviser may sell a security or reduce its position if:
•	It fails to meet initial investment criteria;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the long-term expectation.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with the investment objective and principal investment strategy and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position taken at the wrong time may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal or investing emergency reserves.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Flexible Equity Fund

Principal Investment Strategies
Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect these favorable fundamental attributes. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund may invest in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to look at many types of opportunities expanding the bargain hunting concepts of value investing to a broad range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at bargain prices. Desirable traits include favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. Bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

With respect to 20% of its assets, the Fund may invest in investment grade securities or unrated securities determined by the Adviser to be of comparable quality.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive, or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser uses a research-intensive security selection process.  Many characteristics of the underlying company are analyzed prior to purchasing its security in the Fund’s portfolio.  These include:
•	A company’s market position and competitive advantages;
•	Its current and potential financial strength;
•	Its earnings and free cash flow; and
•	The effectiveness of its management team.
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Additional Information about the Funds’ Principal Investment Strategies

The Adviser constructs its portfolio one security at a time in seeking those with the best long-term potential, and may express its conviction in its favorite holdings through increased weightings.  The Adviser does not limit its investments to securities of a particular market cap range but the focus is generally on larger companies.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration.  The Adviser may sell a security or reduce its position if:
•	The security has reached a price whereby its risk/reward characteristics are not as favorable;
•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or
•	A better opportunity has been identified.

Under normal circumstances, the Adviser is a long-term investor with holding periods for securities of one to five years, therefore on average, the annual portfolio turnover is not expected to be high.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Equity Income Fund

Principal Investment Strategies
The Fund seeks to provide current income and dividend growth. The Fund’s investment objective is not fundamental and may be changed by the Fund’s Board of Trustees without shareholder approval.

Under normal conditions, the Fund will invest at least 80% of the value of its net assets in a diversified portfolio of dividend paying equity securities (“80% Policy”).  While the Adviser may purchase securities of companies of various market capitalizations, the focus is on medium and large capitalization companies.  The Adviser defines “medium and large companies” as companies whose market capitalizations are equal to or greater than $2 billion at the time of initial investment.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.  Other investment companies in which the Fund may invest must have a policy of investing at least 80% of their assets in income producing equity securities.

Potential investment opportunities are evaluated from a number of perspectives in an effort to select those that offer the most attractive return prospects.  The Adviser’s approach also attempts to take advantage of the market’s short-term volatility, which may provide buying opportunities in stocks of companies that appear to have attractive long-term potential.

Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), Master Limited Partnerships (“MLPs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Adviser may also invest in private placements in these types of securities.  To the extent the Fund invests in MLPs, its investments will be restricted to holding interests in limited partners of such investments.  To the extent the Fund invests in ETFs, it will do so primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Adviser may also invest in debt-securities, including lower-rated debt-securities (“junk bonds”) and foreign securities including depositary receipts.

The Fund may invest up to 25% of its net assets in publicly traded MLPs.  MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their earnings in distributions.  Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt.  As such, a significant upward swing in interest rates would drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.  To the extent the Fund invests in MLPs, its investments will be restricted to holding interests in limited partners of such investments.

With respect to 20% of its assets, the Fund may also invest in (1) investment grade and non-investment grade debt securities (i.e., junk bonds), or (2) unrated debt securities determined to be of comparable quality by the Advisor.

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Additional Information about the Funds’ Principal Investment Strategies

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser uses a research-intensive security selection process.  Many characteristics of the underlying company are analyzed prior to purchasing its stock in the Fund’s portfolio.  These include a company’s valuation relative to the likely prospects for the company, consistent return on equity, financial durability, steady profitability, and management’s history of capital allocation.  The Adviser constructs its portfolio one stock at a time in seeking those with the most attractive combination of current dividend yield, lower risk of permanent loss of capital and potential dividend growth, and may express its conviction in its favorite holdings through increased weightings.  The Adviser does not limit its investments to securities of a particular market capitalization range but the focus is generally on larger companies.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser continually monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration.  There are generally three reasons the Adviser may sell or reduce its position in a security:
•	The stock has reached a price whereby its risk/reward characteristics are not as favorable;
•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or
•	A better opportunity has been identified.

Under normal circumstances, the Adviser is a long-term investor with holding periods for stocks of one to five years, therefore on average, the annual portfolio turnover is not expected to be high.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing current income and a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need stability of principal; or
•	Are pursuing a short-term investment goal.

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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Sustainable Growth Fund

Investment Objective
The Brown Advisory Sustainable Growth Fund seeks capital appreciation.  The Fund’s investment objective is non-fundamental and may be changed by a vote of the Board without shareholder approval upon a 60-day written notice to shareholders.

Principal Investment Strategies
To achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of environmentally sustainable domestic companies (“80% Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund invests primarily in the securities of medium and large capitalization companies that, in the Adviser’s view, (1) have prospects for above average earnings growth in the future, and (2) effectively implement environmentally sustainable business strategies to drive their earnings growth.  Medium and large capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at time of purchase.

The Fund may also invest a portion of the portfolio in equity securities of small market capitalization companies.  Equity securities in which the Fund principally invests are common stocks. Common stocks are equity securities that represent a proportionate share of the ownership of a company; their value is generally based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Furthermore, the Fund may invest up to 15% of assets in foreign securities (including American Depositary Receipts (“ADRs”)), which may include emerging markets securities. ADRs may be either sponsored or unsponsored.  The Fund also may invest in real estate investment trusts (“REITs”).

In the Adviser’s view, a company must satisfy one of the following definitions to be considered an environmentally sustainable company:

(1) The company’s internal environmental strategies must drive tangible business benefits, such as revenue growth, cost improvements, enhanced franchise value, or risk mitigation.

The Adviser believes that a company’s environmental performance and its level of commitment to sustainability can have a significant influence on its financial performance. Sustainable business practices can lead to cost advantages, quality improvements and improved profitability. Growing consumer preferences for environmentally sustainable practices may lead not only to increased customer loyalty but to increased employee loyalty as well. Finally, a company that reduces its environmental impacts can also reduce the risks of direct consequences such as lawsuits, regulatory violations, and other disruptive events that can adversely impact shareholder value.  Leading sustainability companies are also actively managing how they deal with the indirect consequences of environmental risks, such as reduced demand for goods that are not energy-efficient, or the potential long-terms risks and physical costs of climate change.

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(2) The company’s products have a competitive advantage as a result of environmentally-efficient design or manufacturing.

Environmentally efficient manufacturing processes may drive top- and bottom-line benefits by virtue of being resource efficient.  Increased productivity, lower materials use, smaller waste streams, and lower emissions are some of the environmental characteristics of efficient manufacturing.  The tangible financial benefits of such performance may include higher gross margins due to input resource efficiency, or increased productivity and greater operating leverage.  The “use” phase of a product is also likely to have environmental impacts, and leading sustainability companies take this into account in their product design.  Environmentally-efficient product design may confer a competitive advantage that exceeds customers’ cost and quality requirements such as smaller size, less wasted materials, or a longer product lifetime.

(3) The company provides products or services that offer effective solutions to the world’s environmental challenges.

The Adviser believes that companies providing solutions to pressing environmental challenges will benefit from a variety of factors, including:
•	The need to address a developing scenario of global scarcity in energy, water and other commodity markets;
•	Unsustainable trends in agriculture, with ever-increasing global demand creating a significant need to improve crop yields;
•
Population growth and the rising middle class around the world with voracious appetites for transportation fuel, clean and hot water, electricity, and other comforts that must be achieved in a sustainable way;

•	Increasing corporate demand for specialized services to meet a widening array of environmental regulations being implemented across the globe; and
•	Rapid advances in new technologies that are enabling cost-competitive solutions to environmental challenges.

The Adviser’s Process – Purchasing Portfolio Securities.  The Adviser uses in-house resources to identify companies that meet the Fund’s definitions for environmental sustainability, and that appear to have strong, experienced management teams, unique competitive advantages and substantial growth opportunities within their relevant market(s).

When a company appears to meet these criteria, the Adviser initiates an in-depth fundamental research process to evaluate the company’s long-term earnings growth potential and the long-term durability of its business model.  This fundamental research includes a business-focused assessment of environmentally-driven opportunities, such as particular product lines which satisfy demand for an environmental solution, or a business model whose environmental attributes convey an overall cost advantage or other advantage to the company.  Desirable fundamental characteristics include:
•	Strong competitive position driven by proprietary product advantages, technology leadership, scale or other factors;
•	Reliable external growth drivers;
•	Diversified revenue streams, from multiple customer segments, geographies and business lines;
•	Management teams with a track record of effective capital allocation and strategic execution, as well as the ability to anticipate and adapt to change; and
•	Financial resources necessary to support long-term growth.

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Additionally, the Adviser undertakes additional environmental due diligence, with the goal of uncovering any undesired environmental risks associated with the company.  The Adviser considers a variety of factors, including:
•	Environmental impacts / benefits of the company’s operations, distribution systems and facilities;
•	Quality of the company’s environmental policy and management system;
•	The company’s compliance with federal, state and local environmental regulations;
•	Quality of the company’s resource management practices (level of consumption of raw materials, recycling and reuse of materials, effective management of waste streams); and
•	Environmental purchasing considerations.

When a company is judged to be a worthy candidate for the Fund’s portfolio, the Adviser uses a variety of valuation techniques to determine if a company’s stock is attractively valued relative to the market, its peer group, and its own history.  These techniques include the use of financial models designed to determine the Adviser’s assessment of the upside potential for a security implied by a reasonable “best case” scenario, contrasted with the downside risk implied by a reasonable “worst case” scenario.  Purchase decisions, initial position sizes, and ongoing adjustments to position size are largely based on the stock’s current valuation as measured against the range of values between these “best case” and “worst case” scenarios.  In addition to regularly monitoring each stock’s price relative to its respective scenarios, the Adviser frequently refreshes the scenarios themselves to ensure fully informed decision-making.

The Adviser’s Process – Selling Portfolio Securities.  The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in those companies.  The Adviser may sell a security or reduce its position if:
•	The fundamental investment or environmental thesis is violated;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the Adviser’s long-term expectations.

Temporary Defensive Position.  In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal;
•	Are willing to accept risk of market value fluctuation in the short-term; or
•	Want an investment that focuses only on particular sectors or industries.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Can not tolerate fluctuation in the value of your investments.
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Brown Advisory Small-Cap Growth Fund

Principal Investment Strategies
The Fund seeks to achieve capital appreciation by primarily investing in equity securities.  The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies (“80% Policy”).  The Fund seeks to invest primarily in small companies with above average growth prospects.  Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion at the time of purchase (“Market Capitalization Range”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser begins by identifying a universe of small growth companies within the Market Capitalization Range.  From these companies, the Adviser uses research and other sources of information to select those companies it believes have the potential to grow earnings at an above average rate annually.  The Adviser then performs an in-depth analysis of the companies’ fundamentals to identify those that have:
•
Substantial business opportunities relative to their operating history and size.  These opportunities may arise from addressing large and fragmented markets or markets that are growing at rapid rates.  In addition, the company’s ability to innovate may help create new markets for its products or services;

•	Proprietary products, services or distribution systems that provide the company with a competitive edge;
•	Management that demonstrates a “growth mentality” and a plan that the Adviser can understand, monitor and evaluate; or
•	Attractively priced stocks compared to their growth potential.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Adviser may sell a security or reduce its position if it believes:
•	The security subsequently fails to meet initial investment criteria;
•	A more attractively priced stock is found; or
•	The security becomes overvalued relative to the long-term expectation.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
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Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal or investing emergency reserves.
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Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Strategies
The Fund seeks to achieve long-term capital appreciation.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies (“80% Policy”).  Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion at the time of purchase.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% policy.

Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Adviser believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business.  The Adviser uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth.  The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company.

The Adviser may invest up to 15% of its assets in foreign equity securities, including in emerging markets.  With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including distressed debt securities (limited to 5% or less of its assets).  Debt securities in which the Fund may invest may be rated by a Nationally Recognized Statistical Rating Agency or may be unrated and judged by the Adviser to be of comparable quality.  The Fund may engage in options, futures contracts and options on futures to seek to achieve the Fund’s investment objective, manage the portfolio, mitigate risks, hedge risks, equitize cash or to enhance total return.  These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Adviser’s Process.  The Adviser seeks investment opportunities in companies with valuations whose market prices are selling at a discount to their estimated intrinsic business values.  The Adviser’s valuation discipline attempts to estimate the range of a company’s business value by considering past, current or future earnings, cash flows, book value, sales or growth rates relative to the company’s history, industry, or the broader market.  The Adviser seeks to find companies that are:
•	Out-of-favor;
•	Over-looked;
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•	Under-followed in the market; and
•	Often trade at price levels which do not reflect the Adviser’s assessment of their fundamental economic value.

If a valuation analysis indicates that a company is priced at an appropriate discount to its long-term earnings potential, the Fund may also invest in cyclical companies or companies that experienced a temporary setback.

The Fund may also invest in securities whose prices are low relative to their asset valuation or private market valuation.  These may include companies that the Adviser believes are:
•	Extremely oversold or neglected due to adverse events or complex capital structures;
•	Mired in company-specific or industry-related turnarounds;
•	Undergoing financial or operational restructuring, including spin-offs, reorganizations, liquidations, mergers and acquisitions;
•	In possession of hidden value in the form of assets on their balance sheets that are underappreciated by the market.

The Adviser seeks catalysts or inflection points that may unlock shareholder value by narrowing the gap between current market price and underlying business value.  Examples of catalysts or inflection points include:
•	Changes in regulation, management, or business mix;
•	Industry consolidation;
•	Cost reduction initiatives;
•	Acquisition or merger activity;
•	New products or investments;
•	Share repurchases;
•	Asset sales; or
•	Cyclical recoveries.

The Adviser seeks a measure of downside protection for the Fund by purchasing investments for the Fund’s portfolio whose risk-reward relationship meets certain criteria established by the Adviser.  More specifically, the Adviser estimates a reasonable worst case low price for each security and rejects those that have unacceptable spreads between that price and the company’s current stock price.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser performs an in-depth qualitative and quantitative analysis to distinguish companies that the Adviser believes may exhibit some of the following characteristics:
•	Free cash flow providing flexibility for growth and/or return of shareholder value;
•	High and/or increasing returns on capital;
•	Hidden asset value or operations unrecognized by the market;
•	Sustainable and/or expanding profitability;
•	Market leadership and/or market share growth potential;
•	Financial stability, including strong balance sheet and modest use of debt;
•	Effective management team sensitive to shareholder interests;
•	Sound business strategy and competitive advantages;
•	Franchise value defensible by proprietary products, differentiated services or systems, customer captivity, lowest-cost production, or identifiable brands;
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•	Product cycles, pricing flexibility, rational investment or new product development, and segment or geographic mix that supports stability and growth; or
•	Attractive valuation.

Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any material changes in the companies.  The Adviser may sell a security or reduce its position if:
•	The security has reached its target price level and reward to risk ratio is unattractive;
•	The security is no longer valued at a discount to its intrinsic economic value, or is overvalued relative to market expectations;
•	The company’s fundamentals change in a material, long-term manner, fail to meet investment criteria, or are no longer reliable in estimating the underlying business value;
•	Unrealized catalysts or management inability to enhance shareholder value result in “value trap;”
•	A more attractively valued alternative, either existing holding or new investment, offers greater reward to risk potential;
•	The security becomes too large of a position size; or
•	Any other factors may contribute to under-performance.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal or investing emergency reserves.
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Brown Advisory Global Leaders Fund

Investment Objective
The Brown Advisory Global Leaders Fund seeks to achieve capital appreciation by investing primarily in global equities.

Principal Investment Strategies
Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States or if market conditions are not favourable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries. The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries.  The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in counties located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States.

The equity securities in which the Fund may invest will include the equity securities of companies that Brown Advisory Limited (the “Sub-Adviser”) believes are leaders within their industry or country as demonstrated by an ability to deliver high relative return on invested capital over time.  This typically can be attributable to, among other things, a strong competitive position and a defendable barrier to entry.  The equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities, such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”).  The equity securities in which the Fund may invest will generally be issued by mid- and large-capitalization companies. Medium and large market capitalization companies are, according to the Sub-Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. In addition to those securities, the Fund may also invest in convertible bonds, Rule 144A securities, U.S. Treasury bills, fixed and/or floating rate U.S. Government securities, real estate investment trusts (“REITs”) and unlisted securities.  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.

The Sub-Adviser’s Process — Purchasing Portfolio Securities.  The Sub-Adviser will use in-house research and other sources to identify a universe of companies across a broad range of industries and countries whose underlying fundamentals are considered by the Sub-Adviser to be attractive. The Sub-Adviser will focus on companies that it believes exhibit the following desirable characteristics:
•	High-quality businesses exhibiting favorable economics supported by enduring competitive advantages that can deliver excess economic return over time;
•	Capable and trustworthy management with a long-term orientation to managing their business;
•	Sustainable, predictable, premium growth in cash flow over time;
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•	Positive industry dynamics;
•	Sensible capital allocation; and
•	Have a reasonable price - the Sub-Adviser expects growth to compound the excess economic return over time.

The Sub-Adviser believes that investing in the best companies globally in any sector or country can deliver superior long-term investment returns. The Sub-Adviser seeks to identify high-quality companies underpinned by structural long-term growth and strong management teams, and to purchase those companies at reasonable prices.

Investment opportunities will reflect broad themes that touch on structural change and represent business models with desirable characteristics such as sustainable barriers to entry, enjoy a dominant market position, exhibit a certain level of predictability, enhance customer outcomes, have pricing power and benefit from secular growth. Management teams also must be high quality, manage for the long term and have a demonstrated record of acting in the best interest of shareholders. The Sub-Adviser emphasizes individual security selection based on identifying long-term attractive businesses (i.e., those with significant desirable characteristics, such as a viable, long-term franchise, sustainable business model, generate excess economic return, high return on invested capital and stable profitability) and few or no undesirable characteristics (such as excessive financial or operational leverage, risk of business or product obsolescence, excessive compensation, misaligned incentives or management hubris), when they are available at reasonable prices.

The Sub-Adviser’s Process — Selling Portfolio Securities. The Sub-Adviser will monitor the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Sub-Adviser may sell a security or reduce its position in a security if:
•	The security’s market price exceeds the Sub-Adviser’s estimate of intrinsic value;
•	The ratio of risk and reward of continuing to own the company’s equity is no longer attractive; or
•	The Sub-Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Temporary Defensive Position. In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Cannot tolerate fluctuation in the value of your investments.

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Brown Advisory Intermediate Income Fund

Principal Investment Strategies
The Fund seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities (“80% Policy”).  The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities.  The foregoing may include municipal lease obligations and insured municipal securities.  The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% Policy.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

Portfolio Maturity.  The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years (“Maturity Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes the limitations associated with its Maturity Policy.  The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 2 to 5 years.  Duration is a measurement of price sensitivity to interest rate changes. For example, if interest rates increase by 1%, under the Fund’s duration policy, the value of the Fund may decrease between 2% to 5%.
Portfolio Securities Credit Ratings.  The Fund may invest in a fixed income security, if at the time of its purchase, the fixed income security is rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is unrated and deemed to be of comparable quality by the Adviser.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser determines the appropriate degree of interest rate risk (duration) and maturity structure (yield curve positioning) for the portfolio.  This is based on its analysis of economic factors such as the interest rate outlook and technical factors such as the shape of the yield curve.  The Adviser then determines the relative and absolute attractiveness of each of the following — corporate securities, mortgage-backed securities, asset-backed securities, Treasury securities and agency securities.  Finally, it searches for securities, which meet the maturity and duration needs of the Fund’s portfolio.

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The Adviser’s Process — Selling Portfolio Securities.  The Adviser may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	A more attractive security is found or funds are needed for another purpose; or
•	The Adviser believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Seek income
•	Seek capital preservation
•	Are pursuing a long-term investment goal
•	Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:
•	Are pursuing a short-term investment goal or are investing emergency reserves
•	Are seeking capital appreciation
•	Can not tolerate fluctuation in the value of your investments.
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Brown Advisory Total Return Fund

Principal Investment Strategies
The Fund seeks to provide a competitive total return consistent with preservation of principal.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities (“80% Policy”).  The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities.  The foregoing may include municipal lease obligations and insured municipal securities.  The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% Policy.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund may also seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as “To Be Announced” (“TBA”) transactions.  In a TBA transaction, a seller agrees to deliver a security to the Fund at a future date, but the seller does not specify the particular security to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.

The Fund may invest up to 20% of its assets in high-yield securities, which are speculative in nature.  The Fund may also utilize derivatives including futures, interest rate swaps and credit default swaps.  These positions will be used to manage interest rate risk or to create synthetic exposure to particular credits.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to other investments that are included in the Fund’s 80% investment policy.  The Fund may invest in securities denominated in non-U.S. currencies.  The Fund may also invest in bank loans.

Portfolio Maturity.  The Fund invests in fixed income securities that primarily have a maturity that is between 0 and 30 years.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 6 and 11 years (“Maturity Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes the limitations associated with its Maturity Policy.  The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 3 to 7 years.  Duration is a measurement of price sensitivity to interest rate changes. For example, if interest rates increase by 1%, under the Fund’s duration policy, the value of the Fund may decrease between 3% to 7%.

Portfolio Securities Credit Ratings.  The Fund may invest an unlimited amount in fixed income securities, if at the time of its purchase, the fixed income securities are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is unrated and deemed to be of comparable quality by the Adviser.  The Fund may invest up to 20% of its assets in high-yield securities.

The Adviser’s Process — Purchasing Portfolio Securities.  For macro-level portfolio decisions, such as interest rate risk (duration) and maturity structure (yield curve positioning), the Adviser seeks positions that have a favorable upside/downside balance in various economic scenarios.  The Adviser avoids investing based on specific forecasts, rather, it analyzes a wide variety of potential macro outcomes. The Adviser aims to have the Fund’s portfolio perform especially well in certain scenarios but still perform reasonably well in alternative scenarios.

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Credit positions are selected through a fundamental, bottom-up process.  In particular, the Adviser seeks fixed income securities that it believes to be fundamentally undervalued and/or where the issuer’s credit profile is improving.  This may allow the portfolio to not only experience an attractive level of income generation but may also realize capital gains as the trading price of the security improves.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser may sell an investment or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive security is found or funds are needed for another purpose; or
•	The Adviser believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Seek income
•	Seek capital preservation
•	Are pursuing a long-term investment goal
•	Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:
•	Are pursuing a short-term investment goal or are investing emergency reserves
•	Are seeking capital appreciation
•	Cannot tolerate fluctuation in the value of your investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Strategic Bond Fund

Principal Investment Strategies
Under normal conditions, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.  The Adviser seeks to achieve the Fund’s investment objective by investing in tax-exempt municipal bonds, corporate bonds (including junk bonds), U.S. Treasury bonds, Treasury Inflation Protected Securities (TIPS), non-U.S. dollar bonds, mortgage-backed securities, asset-backed securities, derivatives (including credit default swaps, other swaps, futures and options), bank loans, collateralized loan obligations, and cash equivalents.   Instead, the Fund agreed to accept any security that meets specified terms.  Allocations to these investments will be made tactically; meaning that the fund will hold such investments only as long as the Adviser believes the relative value is attractive, which at times may be a matter of days or weeks, as opposed to holding investments for years at a time. The Fund may also seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as “To Be Announced” (“TBA”) transactions.  In a TBA transaction, a seller agrees to deliver a security to the Fund at a future date, but the seller does not specify the particular security to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.

The Adviser’s strategy may result in the Fund holding relatively concentrated positions in certain investments and will result in a relatively high degree of portfolio turnover.  The Fund is non-diversified.  The Fund may invest in securities of any maturity and/or credit quality rating.  The Fund has no limit in its investment in high-yield securities.  The Fund may utilize derivatives, mutual funds, or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Adviser may sell an investment or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The investment subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive investment is found; or
•	The Adviser believes that the investment has reached its appreciated potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Cash Holdings and Temporary Defensive Positions. Although the Fund will normally hold a portfolio of fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents, including, but not limited to: U.S. Government securities; money-market funds; and other high quality money market instruments.  Cash and cash reserves may also include foreign securities, including but not limited to, short-term obligations of foreign governments or other high quality foreign money-market instruments.  To the extent the Fund invests in short-term high-quality debt obligations of foreign governments and other non-U.S. issuers, the securities of such foreign governments and other non-U.S. issuers will generally have a maturity of one year or less and a credit rating of “A” or better by S&P or a similar rating by another NRSRO.

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Additional Information about the Funds’ Principal Investment Strategies

The Adviser believes that a certain amount of liquidity in the Fund’s portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities.  Under adverse market conditions, when the Fund is unable to find sufficient investments meeting its criteria, cash and cash reserves may comprise a significant percentage of the Fund’s total assets.  When the Fund holds a significant portion of assets in cash and cash reserves, it may not meet its investment objective.  To the extent that the Fund invests in ETFs or uses a money market mutual fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market mutual fund’s management fees and operational expenses.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are seeking capital appreciation;
•	Are pursuing a long-term investment goal; or
•	Are seeking alternatives to typical long-only fixed income investments.

The Fund may not be appropriate for you if you:
•	Are pursuing a short-term investment goal or are investing emergency reserves;
•	Are seeking income generation;
•	Cannot tolerate fluctuation in the value of your investments; or
•	Cannot tolerate high turnover investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Maryland Bond Fund

Principal Investment Strategies
The Fund seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities (“80% Policy”).  The 80% Policy cannot be changed without shareholder approval.  The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds.  The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.  Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years.  Normally, the Fund will invest at least 80% of the Fund’s total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest from the Fund’s investments may be subject to the Federal alternative minimum tax (“AMT”).  Municipal securities include municipal bonds, notes, and leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser regularly monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund’s investment portfolio.  The Adviser then principally searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the Adviser’s investment criteria;
•	A more attractive security is found or funds are needed for another purpose; or
•	The Adviser believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
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Additional Information about the Funds’ Principal Investment Strategies

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are a Maryland resident
•	Are an income-oriented investor in a high tax bracket and desire tax-exempt income
•	Seek income and more price stability than stocks offer
•	Are pursuing a long-term investment goal.

The Fund may not be appropriate for you if you:
•	Are not a Maryland resident
•	Are pursuing a short-term investment goal or are investing emergency reserves
•	Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)
•	Do not desire tax-exempt income.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Tax Exempt Bond Fund

Investment Objective
The Brown Advisory Tax Exempt Bond Fund seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds.  The Fund’s investment objective is non-fundamental and may be changed by a vote of the Board without shareholder approval upon a 60-day written notice to shareholders.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in securities the interest of which is exempt from Federal income taxes and that do not subject shareholders to the federal alternative minimum tax (“AMT”). This 80% policy cannot be changed without shareholder approval.  The Fund may invest up to 20% of its assets in securities that may fully subject shareholders to Federal income tax, including the AMT.  In addition, all capital gains are subject to Federal and state taxes in addition to AMT.  The Fund is non-diversified, which means that the Fund may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).

Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in municipal securities issued by states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. Municipal securities include state and local general obligation bonds, essential service revenue issues (principally, water and sewer, transportation, public power, combined utilities and public universities), pre-refunded bonds and municipal leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.  To enhance yield, the Fund may also invest in selective enterprise revenue and/or private activity issues, principally hospitals and senior living facilities.  The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution.  The Fund also may invest in other investment companies, principally money market funds.

The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by Standard & Poor’s (“S&P”) and Moody’s Investor Services, Inc. (“Moody’s”).  Under the credit guidelines, the Fund will hold at least 80% of its total assets in investment grade municipal debt securities, as rated by independent rating agencies when purchased, or if unrated, determined by the Adviser to be of comparable quality. The credit guidelines provide that the Fund may also hold up to 20% of its total assets in securities rated below investment grade by an independent rating agency or, if not rated, determined to be of equivalent quality by the Adviser. Some securities that are rated below investment grade by independent rating agencies are commonly referred to as “junk bonds.”  Such lower rated securities and other municipal securities may become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

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Additional Information about the Funds’ Principal Investment Strategies

The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced.  Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years.

In determining the municipal securities in which the Fund may invest, the Adviser will use a process for researching securities for purchase that is based on extensive credit research and involves due diligence on each issuer, state, municipality and sector relating to a municipal security.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser regularly monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund’s investment portfolio.  The Adviser then principally searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the Adviser’s investment criteria;
•	A more attractive security is found or funds are needed for another purpose; or
•	The Adviser believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or tax-exempt quality cash equivalents.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are an income-oriented investor in a high tax bracket and desire tax-exempt income;
•	Seek income and more price stability than stocks offer; or
•	Are pursuing a long-term investment goal.

The Fund may not be appropriate for you if you:
•	Are pursuing a short-term investment goal or are investing emergency reserves;
•	Are investing funds in a tax-deferred or tax-exempt account (such as an IRA); or
•	Do not desire tax-exempt income.

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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Mortgage Securities Fund

Investment Objective
The Brown Advisory Mortgage Securities Fund seeks to maximize total return consistent with preservation of capital.

Principal Investment Strategies
Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in investment grade mortgage-related securities (the “80% Policy).  Mortgage-related securities consist of mortgage-backed securities (“MBS”) such as residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), stripped mortgage-backed securities (“SMBS”), collateralized mortgage obligations (“CMOs”), inverse floating rate obligations and other similar types of securities representing an interest in or that are secured by mortgages.  The Fund may also seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as “To Be Announced” (“TBA”) transactions.  In a TBA transaction, a seller agrees to deliver a mortgage-related security to the Fund at a future date, but the seller does not specify the particular security to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.  The Fund may also invest in municipal housing bonds and other investment companies. The Fund invests in securities of various maturities and durations.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund will hold at least 80% of its total assets in investment grade mortgage-related securities (that is, securities rated in the top four ratings categories) as rated at the time of purchase by a Nationally Recognized Statistical Rating Organization (an “NRSRO”), or if unrated, as determined by the Adviser to be of comparable quality.  The Fund may also hold up to 20% of its total assets in securities that are rated below investment grade by an NRSRO or, if not rated, determined to be of equivalent quality by the Adviser.  Some securities that are rated below investment grade by independent rating agencies are commonly referred to as “junk bonds.”  Such lower rated securities may become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund’s 80% Policy to the extent they have economic characteristics similar to the securities included within that policy.

Portfolio Maturity.  The Fund will generally invest in fixed income instruments which pay principal over time, not just at maturity.  In general, mortgage-related securities, including MBS, have stated maturities equal to the final principal payment that would be due, which is commonly 30-years from origination. However, the Adviser will analyze the securities based on the expected timing of actual cash flows. On that basis, most of the securities held will have an expected life in the range of 2-8 years.
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Additional Information about the Funds’ Principal Investment Strategies

The Adviser’s Process - Purchasing Portfolio Securities.  The Adviser seeks MBS and other securitized instruments where it is believed that the income and/or price appreciation potential is attractive.  This will depend partly on the Adviser’s view on interest rates, interest rate volatility, mortgage prepayments (including refinancing and mobility of homeowners), as well as other factors. These factors are applied across the market broadly in determining what coupon rates or term bonds in which the Fund will invest, but more importantly, on a security by security basis, analyzing the specific characteristics of a given pool of MBS or structure.

A similar process will be utilized whether examining, pass-through MBS pools, MBS derivatives, collateralized mortgage obligations (CMOs) or credit-sensitive securities.  The focus will be on whether a given security has a risk/reward relationship that is deemed by the Adviser to be favorable to investors.

The Adviser may also purchase bonds that serve a specific purpose in the portfolio, such as interest rate risk mitigation.  For example, Interest-Only CMO structures often gain in price when interest rates rise, and thus can be useful in reducing the overall interest rate risk experienced by the Fund.

The Adviser’s Process - Selling Portfolio Securities.

The Adviser may sell a security or reduce its position if:
•	Revised economic outlook requires a repositioning of the portfolio or alters the risk/reward of a given security
•	Changes in a security’s composition, such as faster or slower prepayments than expected, alter its risk/reward balance to an unfavorable position
•	A more attractive security is found, or
•	The Adviser believes the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Seek income
•	Seek capital preservation
•	Are pursuing a long-term investment goal
•	Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:
•	Are pursuing a short-term investment goal or are investing emergency reserves
•	Are seeking capital appreciation
•	Cannot tolerate fluctuation in the value of your investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory − WMC Strategic European Equity Fund

Investment Objective
The Brown Advisory − WMC Strategic European Equity Fund seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe.

Principal Investment Strategies
Under normal conditions, the Brown Advisory − WMC Strategic European Equity Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Europe – defined as countries included in the MSCI Europe Index.  The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.

The Fund may purchase the securities of companies of any market capitalization.  The Fund may invest in equity securities, which includes common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Fund may utilize options, currency forwards, swaps, futures contracts, options on futures and participatory notes. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered outside of Europe which may include less developed countries as well as other developed market countries.

Wellington Management’s Investment Process
Wellington Management’s decision-making process and country allocation is driven by stock selection:  while the Fund will invest with an awareness of the global economic backdrop, bottom-up stock selection is the focus of Wellington Management.

The investment process begins with a review of large, mid and small-capitalization stocks in the developed European equity market.  The Strategic European Equity approach focuses on those companies and industries that enjoy above-average sales, earnings and/or cash-flow growth which the market has not yet fully anticipated.  The team intensively evaluates all these companies leveraging the global industry analysts, other portfolio managers and equity research analysts at Wellington Management.
The fundamental research focuses on a company’s:
•	Sources and sustainability of growth: sales, earnings and cash flow as well as secular vs. cyclical drivers.
•	Business model: industry niche, barriers to entry, competition, substitution, revenue structure, margins and sustainability.
•	Proprietary technology, processes, brands and tangible assets.
•	Balance sheet: quality, allocation of capital, ROIC and ROE;
•	Corporate governance and corporate ownership.
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Additional Information about the Funds’ Principal Investment Strategies

Wellington Management’s investment process results in the selection of companies that typically demonstrate one or more of the following characteristics:
1.	structural growth of their business driven by a secular trend
2.	superior business model and/or
3.	technological competitive advantage.

The approach focuses on those companies and industries that enjoy above-average sales and/or earnings growth as we believe these companies have the potential for significant longer-term rewards.

Finally, time is spent on estimating the price one should pay for such a superior business and making sure its growth potential is not yet fully reflected in the stock price.  Key metrics include normalized P/E, Price to Free Cash Flow and P/E both on an absolute and relative basis and Price to Free Cash Flow.  The Strategic European Equity approach looks at historical valuation both versus the company and the industry as well as the potential for valuation multiple expansion.

Wellington Management’s Process - Purchasing Portfolio Securities.  The Strategic European Equity approach focuses on those companies and industries that enjoy above-average sales and/or earnings growth.  The three key categories used to evaluate potential purchase candidates are:
•
Structural Growth: Allows companies to achieve superior earnings growth and cash-flow generation over a prolonged period of time.  Drivers of structural growth include: (1) secular industry or country growth; (2) superior business model; and (3) technological leadership.

•	Competitive landscape: Using Porter’s 5-Forces model, we assess industry positioning and competitive advantages that drive margins and returns.
•	Valuation: Growth potential not yet fully reflected in stock price.

Wellington Management’s Process - Selling Portfolio Securities.  Wellington Management regularly monitors the companies in the Fund’s portfolio to determine if there have been any material changes in the companies. Wellington Management may sell a security or reduce its position if:
•	Valuation fully reflects the company’s growth potential.
•	Deterioration of structural growth drivers, competitive position and/or company fundamentals.
•	More attractive investment candidates are identified.

Given the expected investment horizon of 2-5 years, where a stock reaches a valuation that fairly reflects its growth potential earlier than expected, the position may be sold or trimmed, unless the growth prospects improve.

Temporary Defensive Position.  In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal;
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Additional Information about the Funds’ Principal Investment Strategies

•	Are willing to accept risk of market value fluctuation in the short-term; or
•	Want an investment that focuses only on a particular region.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Can not tolerate fluctuation in the value of your investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory – WMC Japan Alpha Opportunities Fund

Investment Objective
The Brown Advisory – WMC Japan Alpha Opportunities Fund seeks to achieve total return by investing principally in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

Principal Investment Strategies
Under normal conditions, the Brown Advisory − WMC Japan Alpha Opportunities Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.  The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Japan, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets with respect to at least half of the company’s assets; or (iv) country where the company derives at least half of its revenue or profits.

The Fund may purchase the securities of companies of any market capitalization. The Fund may invest in equity securities, which includes common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Fund may utilize options, currency forwards, swaps, futures contracts, options on futures and participatory notes. The Fund may hedge currency exposure and reduce equity exposure using derivatives. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries outside of Japan which may include less developed countries as well as other developed market countries.

Wellington Management’s Investment Process

Wellington Management employs a “multiple sleeve structure,” which means the Fund has several components that are managed separately in different styles.  The Fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component “sleeve,” Wellington Management has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research.  Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.
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Additional Information about the Funds’ Principal Investment Strategies

Wellington Management is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, Wellington Management analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Temporary Defensive Position. In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal;
•	Are willing to accept risk of market value fluctuation in the short-term; or
•	Want an investment that focuses only on a particular country.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Cannot tolerate fluctuation in the value of your investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory – Somerset Emerging Markets Fund

Investment Objective
The Brown Advisory – Somerset Emerging Markets Fund seeks to achieve total return by investing principally in equity securities issued by companies established or operating in emerging markets.

Principal Investment Strategies
Under normal conditions, the Brown Advisory – Somerset Emerging Markets Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies that are established or operating in emerging market countries.  These will consist of companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East.  The Fund may purchase the securities of companies of any market capitalization.  The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.

The Fund considers a company to be established or operating in emerging market countries if: (i) it is organized under the laws of or maintains its principal office in an emerging market country; (ii) its securities are principally traded on trading markets in emerging markets countries; (iii) it derives at least 50% of its total revenue or profits from either goods or services produced or sales made in emerging markets countries; or (iv) it has at least 50% of its assets in emerging market countries.

The Fund may invest in equity securities, which includes common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Fund may also invest in fixed income securities and private placements. The Fund may utilize options, futures contracts, options on futures and participatory notes. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy. The Fund may purchase the stocks of companies of any size.

The Fund intends to invest primarily in the following countries (others may be added as markets in other countries develop):
•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.
•	Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.
•
Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of emerging markets, which may include other less developed countries as well as developed market countries.  Such less developed countries share many similar attributes with emerging markets countries, however, their markets are not yet considered to be as developed as those in the emerging markets.

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Additional Information about the Funds’ Principal Investment Strategies

The Fund may invest up to 20% of its net assets in fixed income securities.

Somerset’s Investment Process
While the Fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of Somerset.  Somerset’s decision-making process and country allocation is driven largely by stock selection.

The Somerset’s investment process focuses on selecting companies that generally demonstrate one or more of the following characteristics:
•	Leading or improving market position;
•	Attractive business niche;
•	Attractive or improving franchise or industry position;
•	Seasoned management;
•	Stable or improving earnings and/or cash flow; and
•	Sound or improving balance sheet.

Somerset generally seeks investment opportunities in well-capitalized, large cap companies that pay consistent dividends that are above the market average and demonstrate prospects for long-term growth.

Somerset’s Process - Purchasing Portfolio Securities.  The Somerset performs an in-depth qualitative and quantitative analysis to distinguish companies that it believes may exhibit some of the following characteristics:
•	Valuation relative to the likely prospects for the company;
•	Consistent return on equity;
•	Financial durability;
•	Steady profitability; and
•	A history of good capital allocation.

In order to build a portfolio of companies with the potential to deliver above-average cash returns at a reasonable price, Somerset places an emphasis on historical data and developing discounted cash flow models.  Somerset compares data on a relative basis through a peer-group analysis.

Somerset may also invest in securities whose prices are low relative to their asset valuation or private market valuation; these may include companies that the Somerset believes are:
•	Oversold or neglected due to adverse events or complex capital structures;
•	Undergoing company-specific or industry-related turnarounds;
•	Undergoing financial or operational restructuring, including spin-offs, reorganizations, liquidations, mergers and acquisitions; and
•	In possession of hidden value in the form of balance sheet assets that are unappreciated by the market.

The valuations are regularly monitored by Somerset and can be adjusted if company-specific, sector or macro developments merit a change in valuation.
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Additional Information about the Funds’ Principal Investment Strategies

Somerset’s Process - Selling Portfolio Securities.  Somerset regularly monitors the companies in the Fund’s portfolio to determine if there have been any material changes in the companies. Somerset may sell a security or reduce its position if:
•	The fundamental investment thesis is violated;
•	The expected dividend and earnings yield is impaired for the long term;
•	A more attractively priced security is found;
•	Negative company-specific news, macro-economic issues or serious management changes; or
•	For reasons of corporate governance.

Temporary Defensive Position.  In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal;
•	Are willing to accept risk of market value fluctuation in the short-term; or
•	Want an investment that focuses only on particular sectors or industries.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Can not tolerate fluctuation in the value of your investments.
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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Emerging Markets Small-Cap Fund

Investment Objective
The Brown Advisory Emerging Markets Small-Cap Fund seeks to achieve total return by investing principally in equity securities issued by small-capitalization companies established or operating in emerging markets.

Principal Investment Strategies
Under normal conditions, the Brown Advisory Emerging Markets Small-Cap Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by small capitalization companies that are established or operating in emerging market countries.  These will consist of small capitalization companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East.  The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.

The Fund may invest in equity securities, which includes common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Fund may also invest in fixed income securities and private placements. The Fund may utilize options, futures contracts, options on futures and participatory notes. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund intends to invest primarily in the following countries (others may be added as markets in other countries develop):
•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.
•	Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.
•
Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The Sub-Adviser’s Investment Process
MFMHKL manages the securities of the Fund and makes investment decisions for the Fund subject to such policies as the Board of Trustees may determine. MFMHKL selects investments for the Fund based on its own investment style and strategy. However, MFMHKL’s activities are subject to general supervision by the Adviser and the Board of Trustees.  Although the Adviser and the Board do not evaluate the investment merits of MFMHKL’s specific securities selections, they do review the performance of MFMHKL relative to the selection criteria. MFMHKL will aim to invest in a portfolio that captures the potential growth of small market capitalization securities with exposure to one or more countries in Asia (ex-Japan) that qualify, or will qualify as eligible markets for the strategy.

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Additional Information about the Funds’ Principal Investment Strategies

MFMHKL uses both qualitative and quantitative approaches to stock selection and weighting of stocks within the portfolio.

Securities may be considered to have exposure to any one or more regions of Asia if (a) their securities are listed in any Asia (ex-Japan) market or (b) if they are listed in any other eligible market (such as the United States of America or the United Kingdom) and derive, or are expected to derive, a significant portion of their revenues from one or more countries in Asia (ex-Japan).

In addition to listed equity securities, equity exposure may also be achieved through investment in depository receipts, and participation notes. Exposure may also be achieved, to a limited extent, through investment in equity swaps, convertible securities, index linked notes, index futures, warrants and other participation rights. The Fund may also provide investors with exposure to returns from secondary market trading of recently listed small cap securities with exposure to one or more countries in Asia ex-Japan.

Temporary Defensive Position.  In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal;
•	Are willing to accept risk of market value fluctuation in the short-term; or
•	Want an investment that focuses only on particular sectors or industries.

The Fund may not be appropriate for you if you:
•	Need regular income or stability of principal;
•	Are pursuing a short-term investment goal or investing emergency reserves; or
•	Cannot tolerate fluctuation in the value of your investments.
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Principal Risks

An investment in a Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.
	Brown Advisory Growth Equity Fund	Brown Advisory Flexible Equity Fund	Brown Advisory Equity Income Fund	Brown Advisory Sustainable Growth Fund
ADRs and GDRs Risk	✓	✓	✓	✓
Convertible Securities Risk	✓	✓	✓
Credit Risk
Currency and Exchange Rate Risk
Debt/Fixed Income Securities Risk		✓	✓
Derivatives Risk
Environmental Policy Risk				✓
Equity and General Market Risk	✓	✓	✓	✓
ETF Risk	✓	✓	✓
European Securities Risk
Foreign Securities/Emerging Markets Risk	✓	✓		✓
Growth Company Risk	✓			✓
Inflation-Indexed Securities Risk
Interest Rate Risk
Investments in Other Investment Companies Risk
Japanese Securities Risk
Large Investor Risk
Leverage Risk
Liquidity Risk
Management Risk	✓	✓	✓	✓
Market Risk
Master Limited Partnership Risk			✓
Maturity Risk
Mortgage- and Asset-Backed Securities Risk
Municipal Securities Risk
New Fund Risk
Non-Diversification Risk
Non-Investment Grade Securities Risk		✓	✓
Portfolio Turnover Risk
Prepayment/Extension Risk
Private Placement Risk	✓	✓	✓
Rating Agencies Risk
REIT and Real Estate Risk	✓	✓	✓	✓
Smaller and Medium Capitalization Company Risk	✓	✓	✓	✓
Tax Risk
To Be Announced (“TBA”) Transaction Risk
U.S. Government Securities Risk
Valuation Risk
Value Company Risk		✓	✓

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Principal Risks

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Global Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Total Return Fund
ADRs and GDRs Risk	✓	✓	✓
Convertible Securities Risk	✓	✓	✓
Credit Risk				✓	✓
Currency and Exchange Rate Risk			✓
Debt/Fixed Income Securities Risk		✓		✓	✓
Derivatives Risk		✓	✓	✓	✓
Environmental Policy Risk
Equity and General Market Risk	✓	✓	✓
ETF Risk	✓	✓	✓
European Securities Risk
Foreign Securities/Emerging Markets Risk	✓	✓	✓
Growth Company Risk	✓		✓
Inflation-Indexed Securities Risk
Interest Rate Risk				✓	✓
Investments in Other Investment Companies Risk			✓	✓	✓
Japanese Securities Risk
Large Investor Risk
Leverage Risk
Liquidity Risk			✓	✓	✓
Management Risk	✓	✓	✓	✓	✓
Market Risk
Master Limited Partnership Risk
Maturity Risk
Mortgage- and Asset-Backed Securities Risk				✓	✓
Municipal Securities Risk				✓	✓
New Fund Risk			✓		✓
Non-Diversification Risk
Non-Investment Grade Securities Risk		✓			✓
Portfolio Turnover Risk					✓
Prepayment/Extension Risk				✓	✓
Private Placement Risk	✓	✓	✓	✓	✓
Rating Agencies Risk				✓	✓
REIT and Real Estate Risk	✓	✓	✓
Smaller and Medium Capitalization Company Risk	✓	✓	✓
Tax Risk
To Be Announced (“TBA”) Transactions Risk					✓
U.S. Government Securities Risk			✓	✓	✓
Valuation Risk			✓		✓
Value Company Risk		✓	✓
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Principal Risks

	Brown Advisory Strategic Bond Fund	Brown Advisory Maryland Bond Fund	Brown Advisory Tax Exempt Bond Fund	Brown Advisory Mortgage Securities Fund	Brown Advisory – WMC Strategic European Equity Fund
ADRs and GDRs Risk					✓
Convertible Securities Risk					✓
Credit Risk	✓	✓	✓	✓	✓
Currency and Exchange Rate Risk					✓
Debt/Fixed Income Securities Risk	✓	✓	✓	✓
Derivatives Risk	✓	✓	✓	✓	✓
Environmental Policy Risk
Equity and General Market Risk					✓
ETF Risk	✓				✓
European Securities Risk					✓
Foreign Securities/Emerging Markets Risk	✓				✓
Growth Company Risk
Inflation-Indexed Securities Risk	✓
Interest Rate Risk	✓	✓	✓	✓
Japanese Securities Risk
Investments in Other Investment Companies Risk			✓	✓	✓
Large Investor Risk					✓
Leverage Risk
Liquidity Risk	✓	✓	✓	✓	✓
Management Risk	✓	✓	✓	✓	✓
Market Risk				✓
Master Limited Partnership Risk
Maturity Risk			✓
Mortgage- and Asset-Backed Securities Risk	✓			✓
Municipal Securities Risk	✓	✓	✓	✓
New Fund Risk
Non-Diversification Risk	✓	✓	✓
Non-Investment Grade Securities Risk	✓			✓
Portfolio Turnover Risk	✓		✓	✓
Prepayment/Extension Risk	✓			✓
Private Placement Risk	✓	✓	✓	✓
Rating Agencies Risk	✓			✓
REIT and Real Estate Risk					✓
Smaller and Medium Capitalization Company Risk					✓
Tax Risk		✓	✓
To Be Announced (“TBA”) Transactions Risk	✓			✓
U.S. Government Securities Risk	✓			✓
Valuation Risk	✓		✓	✓	✓
Value Company Risk
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Principal Risks

	Brown Advisory – WMC Japan Alpha Opportunities Fund	Brown Advisory − Somerset Emerging Markets Fund	Brown Advisory Emerging Markets Small- Cap Fund
ADRs and GDRs Risk	✓	✓	✓
Convertible Securities Risk	✓	✓	✓
Credit Risk		✓
Currency and Exchange Rate Risk	✓	✓	✓
Debt/Fixed Income Securities Risk
Derivatives Risk	✓	✓	✓
Environmental Policy Risk
Equity and General Market Risk	✓	✓	✓
ETF Risk	✓	✓	✓
European Securities Risk
Foreign Securities/Emerging Markets Risk	✓	✓	✓
Growth Company Risk			✓
Inflation-Indexed Securities Risk
Interest Rate Risk
Investments in Other Investment Companies Risk	✓	✓	✓
Japanese Securities Risk	✓
Large Investor Risk	✓
Leverage Risk
Liquidity Risk	✓	✓	✓
Management Risk	✓	✓	✓
Market Risk
Master Limited Partnership Risk
Maturity Risk
Mortgage- and Asset-Backed Securities Risk
Municipal Securities Risk
New Fund Risk
Non-Diversification Risk
Non-Investment Grade Securities Risk
Portfolio Turnover Risk	✓	✓	✓
Prepayment/Extension Risk
Private Placement Risk			✓
Rating Agencies Risk
REIT and Real Estate Risk	✓	✓	✓
Smaller and Medium Capitalization Company Risk	✓	✓	✓
Tax Risk
To Be Announced (“TBA”) Transactions Risk
U.S. Government Securities Risk
Valuation Risk	✓	✓	✓
Value Company Risk

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Principal Risks

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that a Fund will achieve its investment objective, and an investment in a Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) Risk
ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.  GDRs can involve currency risk, since unlike ADRs, they may not be U.S. dollar-denominated.

Convertible Securities Risk
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.  A Fund’s investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund’s convertible securities.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights typically have a substantially shorter term than do warrants.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.  Rights and warrants may lack a secondary market.

Credit Risk
If a Fund invests in fixed income securities, the value of your investment in the Fund may change in response to the credit ratings of that Fund’s portfolio securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults.  Investments in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

Currency and Exchange Rate Risk
A Fund uses various strategies to attempt to minimize the impact of changes in the value of a currency against the U.S. dollar.  These strategies may not always be successful.  In order to minimize transaction costs, or for other reasons, the Fund’s exposure to a foreign currency may not be fully hedged at all times.  Currency exchange rates can be very volatile and can change quickly and unpredictably for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.  Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably in response to these events and investors may lose money as a result.
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Principal Risks

Debt/Fixed Income Securities Risk
The value of your investment in a Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. Interest rates in the United States are at, or near, historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for a Fund to sell its holdings at a time when the Fund’s manager might wish to sell.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in a Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline.  Distressed debt securities (“junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities.  Distressed debt securities may also be less liquid than higher quality debt securities.

Derivatives Risk
Derivatives are financial instruments that have a value which depends upon, or derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on a Fund’s performance.  The successful use of derivatives generally depends on the manager’s ability to predict market movements.

A Fund may use derivatives in various ways.  A Fund may use derivatives as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.  A Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk.  A Fund may use derivatives for leverage.  A Fund may also use derivatives to manage cash.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk and general market risks.  A Fund’s use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Risks to which the Fund is exposed, as described below.  Certain of the different risks to which a Fund might be exposed due to its use of derivatives include the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

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Principal Risks

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Volatility Risk is the risk that, because a Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Credit Derivatives Risk is the risk associated with the use of derivatives, which is a highly specialized activity that involves strategies and risks different from those with ordinary portfolio security transactions.  If the Adviser or Sub-Adviser is incorrect in its forecast of default risks, market spreads or other applicable factors, a Fund’s investment performance would diminish compared with what it would have been if these techniques were not used.  Moreover, even if the Adviser or Sub-Adviser is correct in its forecast, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

Segregation Risk is the risk associated with any requirement, which may be imposed on a Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives.  Such segregation will not limit a Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Environmental Policy Risk
A Fund’s investment focus on environmental factors could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not have an environmental focus.

Equity and General Market Risk
A Fund’s investments in equity securities may subject the Fund to volatility and the following risks:

•	prices of stock may fall over short or extended periods of time;
•	cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day; and
•	individual companies may report poor results or be negatively affected by industry and or economic trends and developments.

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions.  The net asset value (“NAV”) of a Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of securities in which a Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  Other general market risks include:

•	the market may not recognize what the Adviser or Sub-Adviser believes to be the true value or growth potential of the stocks held by a Fund;
•	the earnings of the companies in which a Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;
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Principal Risks

•
the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock.  The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company;

•	the Adviser’s or Sub-Adviser’s judgment as to the growth potential or value of a stock may prove to be wrong; and
•	a decline in investor demand for the stocks held by a Fund also may adversely affect the value of the securities.

Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles) may involve duplication of certain fees and expenses.  By investing in an ETF, a Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  Investing in an ETF subjects the Fund to these risks affecting the ETF, including the possibility that the value of the underlying securities held by the ETF could decrease. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser or Sub-Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

European Securities Risk
Because a significant portion of the assets of the WMC Strategic European Equity Fund are invested in European securities, the WMC Strategic European Equity Fund’s performance is expected to be impacted by the political, social and economic environment within Europe.  Europe includes a range of countries. Generally, unemployment in Europe has historically been higher than in the United States, and the region is currently facing economic uncertainty and slow economic growth or recession due to concerns about economic downturns in, or rising government debt levels of, several European countries.  Such adverse events can negatively affect the exchange rate of the euro which, in turn, affects not only countries that use the euro but countries that do not use it as well.  Government responses to the financial problems within European countries, which could include austerity measures, may result in greater economic uncertainty and thus limit future growth and economic recovery.  In addition, most of the developed countries in Western Europe are members of the European Union (“EU”), and in many cases, members of the European Economic and Monetary Union (“EMU”).  These European countries can be significantly affected by restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls with which EU members and candidates for EMU membership are required to comply.  In addition, the private and public sectors’ debt problems of a single EU country can pose economic risks to the rest of the EU members.

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Principal Risks

In a recent referendum, citizens of the United Kingdom voted to withdraw from the EU, which caused significant volatility in global financial markets. It is expected that the United Kingdom will withdraw from the EU (commonly referred to as “Brexit”) within two years after the United Kingdom formally notifies the European Council of its intention to withdraw.  However, there is significant uncertainty regarding the potential consequences and precise timeframe for Brexit. During this period of uncertainty, the United Kingdom and European economies and the broader global economy may experience increased volatility and illiquidity, and companies that conduct a significant amount of business in the United Kingdom or Europe may experience lower revenue and/or profit growth, all of which may adversely affect the value of a Fund’s investments. The Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

Foreign Securities/Emerging Market Risk
If a Fund invests in foreign securities and ADRs/GDRs, an investment in that Fund may have the following additional risks:
•	foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;
•
changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;

•
fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;

•
foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation.  There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;

•	foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;
•	certain foreign brokerage commissions and custody fees may be higher than those in the United States;
•
dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to a Fund’s shareholders; and

•	prices for stock or ADRs/GDRs, may fall over short or extended periods of time.

If a Fund invests in emerging markets, an investment in that Fund may have the following additional risks:
•	information about the companies in emerging markets is not always readily available;
•	stocks of companies traded in emerging markets may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets;
•	greater political and economic uncertainties exist in emerging markets than in developed foreign markets;
•
the securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries;

•	very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets;
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Principal Risks

•	emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund;
•	certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar;
•
governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies.  As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of the Fund’s investments; and

•	emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

ADR and GDR investments may subject a Fund to the same risks as direct investments in foreign companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater affect these risks may have on your investment in a Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Growth Company Risk
An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty.  Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Inflation-Indexed Securities Risk
The value of inflation-indexed securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.  Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond.  However, if the Fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation.  If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the security than on a conventional bond.

Interest Rate Risk
If a Fund invests in fixed income securities, the value of your investment in that Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests.  The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and a Fund’s investments.

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Principal Risks

Investments in Other Investment Companies Risk
Investments in other investment companies, including money market funds, may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes a shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. If the other investment company fails to achieve its investment objective, the Fund’s investment in the other investment company may adversely affect the Fund’s performance.

Japanese Securities Risk
The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters.  Some of these factors, as well as other adverse political developments, increases in government debt, and changes to fiscal, monetary, or trade policies, may negatively affect the Japanese markets and thus harm the Fund’s performance.

Large Investor Risk
Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.

Leverage Risk
Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which a Fund’s investment portfolio may be subject.

Liquidity Risk
Certain fixed income securities held by a Fund may be difficult (or impossible) to sell at the time and at the price the Adviser or Sub-Adviser would like.  As a result, a Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that a Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk
Each Fund is actively managed and its performance may reflect the Adviser’s or Sub-Adviser’s ability to make decisions which are suited to achieving a Fund’s investment objectives.  Due to its active management, a Fund could under perform other mutual funds with similar investment objectives.

Market Risk
The portfolio securities held by the Fund are susceptible to general market fluctuations and to volatile increases and decreases in value.  The securities markets may experience declines and the portfolio holdings in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

Maryland Bonds and Municipal Securities Risk
Maryland Bonds
If a Fund invests in Maryland fixed income securities, economic or political factors in Maryland may adversely affect issuers of the Maryland municipal securities in which that Fund invests.  Adverse economic or political factors will affect a Fund’s NAV more than if that Fund invested in more geographically diverse investments.  As a result, the value of a Fund’s assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

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Principal Risks

In addition to the state’s general obligations, a Fund will invest a significant portion of its assets in bonds that are rated according to the issuer’s individual creditworthiness, such as bonds of local governments and public authorities.  While local governments in Maryland depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid.  Certain Fund holdings may not rely on any government for money to service their debt.  Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams.  The credit quality of these “revenue” bonds may vary from that of the state’s general obligations.

The following is a summary of the NRSRO ratings for Maryland municipal securities.  Maryland general obligation bonds were rated Aaa by Moody’s Investors Service, confirmed as of October 19, 2016, and AAA by Standard & Poor’s, confirmed as of October 19, 2016.  There can be no assurance that Maryland general obligation bonds or the securities of any Maryland political subdivision, authority or corporation owned by a Fund will be rated in any category or will not be downgraded by an NRSRO.

Other Municipal Securities
Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on a Fund.  Municipalities continue to experience difficulties in the current economic and political environment.  National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.  Municipal obligations that a Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities.  If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund. The repayment of principal and interest on some of the municipal securities in which a Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution.  If a company insuring municipal securities in which a Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.  The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities and therefore such bonds are subject to the risks of the corporate user.  A Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

Master Limited Partnership Risk
A Fund’s investments in MLPs entail risks, including fluctuations in energy prices, decreases in the supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences, such as treatment as a qualifying security investment by the Fund only to a limited extent, due to the partnership structure, and potentially limited liquidity in thinly traded issues.

Mortgage– and Asset-Backed Securities Risk
Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general.  If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities

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Principal Risks

New Fund Risk
There can be no assurance that a newly organized Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversification Risk
If a Fund is “non-diversified,” then its investments are not required to meet certain diversification requirements under Federal law. A “non-diversified” Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Non-Investment Grade Securities Risk
Securities rated below investment grade, i.e., Ba or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

Portfolio Turnover Risk
Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund’s performance. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

Prepayment/Extension Risk
If a Fund invests in fixed income securities, the Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities.  A Fund may be exposed to greater prepayment risk because a Fund invests in mortgage-backed and asset-backed securities.  Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline.  There is a greater risk that a Fund will lose money due to extension risk because a Fund invests in mortgage-backed and asset-backed securities.

Private Placement Risk
A Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the 1933 Act.  Privately issued securities are restricted securities that are not publicly traded.  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that are determined by the Adviser or Sub-Adviser to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

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Principal Risks

Rating Agencies Risk
Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

REIT and Real Estate Risk
A Fund’s investments in REITs may subject the Fund to the following additional risks:
•	declines in the value of real estate;
•	changes in interest rates;
•	lack of available mortgage funds or other limits on obtaining capital;
•	overbuilding;
•	extended vacancies of properties;
•	increases in property taxes and operating expenses;
•	changes in zoning laws and regulations;
•	casualty or condemnation losses; and
•	tax consequences of the failure of a REIT to comply with tax law requirements.

A Fund will bear a proportionate share of the REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Smaller and Medium Capitalization Company Risk
If a Fund invests in smaller and medium capitalization companies, an investment in the Fund may have the following additional risks:
•	analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available;
•
securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies;

•	changes in the value of smaller and medium capitalization company stocks may not mirror the fluctuation of the general market; and
•	more limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller and medium capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  Further, stocks of smaller-and medium capitalization companies could be more difficult during market downturns compared to larger, more widely traded companies, As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.
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Principal Risks

Tax Risk
Municipal securities may decrease in value during times when tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

To Be Announced (“TBA”) Transactions Risk
A Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.

U.S. Government Securities Risk
Although a Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.

While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Valuation Risk
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Value Company Risk
Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  The determination that a stock is undervalued is subjective; the market may not agree, and a stock’s price may not rise to what the investment manager believes is its full value.  If the market does not consider the stock to be undervalued then the value of a Fund’s shares may decline, even if stock prices generally are rising.
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Management

Each Fund is a series of Brown Advisory Funds (the “Trust”).  The business of the Trust and each Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting each Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Funds’ Statement of Additional Information (“SAI”).

The Adviser

Brown Advisory LLC.  Each Fund’s Adviser is Brown Advisory LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231.  The Adviser does business under the name of Brown Advisory.  The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998.  The Adviser and its affiliates (“Brown Advisory”) have provided investment advisory and management services to clients for over 10 years. As of September 30, 2016, Brown had approximately $55 billion in assets under management and advisement, including both discretionary and non-discretionary accounts.

The Adviser receives an advisory fee from each Fund at an annual rate of each Fund’s average daily net assets as indicated below the “Contractual Advisory Fee”.  For the fiscal year ended June 30, 2016, the Adviser received, after applicable fee waivers, an advisory fee at an annual rate of each Fund’s average daily net assets as indicated below the “Net Advisory Fee Received”.  The currently effective annual advisory fee for each of the Funds is as follows:

	Contractual Advisory Fee as of the fiscal year ended 6/30/16	Net Advisory Fee Received for fiscal year ended 6/30/16
Brown Advisory Growth Equity Fund	0.60%	0.60%
Brown Advisory Flexible Equity Fund	0.60%	0.60%
Brown Advisory Equity Income Fund	0.60%	0.60%
Brown Advisory Sustainable Growth Fund	0.60%	0.60%
Brown Advisory Small-Cap Growth Fund	0.85%	0.85%
Brown Advisory Small-Cap Fundamental Value Fund	0.85%	0.85%
Brown Advisory Global Leaders Fund	0.65%	0.65%
Brown Advisory Intermediate Income Fund	0.30%	0.30%
Brown Advisory Total Return Fund	0.30%	0.30%
Brown Advisory Strategic Bond Fund	0.40%	0.37%
Brown Advisory Maryland Bond Fund	0.30%	0.30%
Brown Advisory Tax Exempt Bond Fund	0.30%	0.30%
Brown Advisory Mortgage Securities Fund	0.30%	0.30%
Brown Advisory – WMC Strategic European Equity Fund	0.90%	0.90%
Brown Advisory – WMC Japan Alpha Opportunities Fund	1.00%	1.00%
Brown Advisory – Somerset Emerging Markets Fund	0.90%	0.90%
Brown Advisory Emerging Markets Small-Cap Fund	1.25%	1.25%

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Management – The Sub-Advisers

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement between the Adviser and the Trust on behalf of each of the Funds, including the basis on which the Board approved the Investment Sub-Advisory Agreements between the Adviser and (i) Brown Advisory Limited (on behalf of the Brown Advisory Global Leaders Fund), (ii) Wellington Management Company LLP (on behalf of the Brown Advisory – WMC Strategic European Equity Fund and the Brown Advisory – WMC Japan Alpha Opportunities Fund), (iii) Somerset Capital Management LLP (on behalf of the Brown Advisory – Somerset Emerging Markets Fund), and (iv) Macquarie Funds Management Hong Kong Limited (on behalf of the Brown Advisory Emerging Markets Small-Cap Fund), will be presented in the Funds’ Semi-Annual Report to Shareholders dated December 31, 2016.

Subject to the general oversight of the Board, the Adviser is directly responsible for making the investment decisions for the Funds, other than the Brown Advisory Global Leaders Fund, the Brown Advisory − WMC Strategic European Equity Fund, the Brown Advisory – WMC Japan Alpha Opportunities Fund, the Brown Advisory – Somerset Emerging Markets Fund and the Brown Advisory Emerging Markets Small-Cap Fund.

The Adviser also provides certain business management services to each Fund pursuant to a separate Business Management Agreement.  Pursuant to the Business Management Agreement, the Adviser supervises all aspects of the management and operations of the Funds, which includes monitoring the Funds’ relationships with third-party service providers to the Funds and other related business management services.  For these services, each Fund pays the Adviser a fee of 0.05% of its average daily net assets.

The Trust and Adviser have applied to the Securities and Exchange Commission (“SEC”) for an exemptive order (the “Exemptive Order”) that would permit the Brown Advisory Funds and the Adviser, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire sub-advisers for the Brown Advisory Funds, change the terms of particular agreements with sub-advisers or continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement (“Manager of Managers Arrangement”).  Within 90 days of retaining a new sub-adviser, shareholders of any affected Fund will receive written notification of the change.  However, as of the date of this Prospectus, the Trust and Adviser have not yet received the Exemptive Order.

The Sub-Advisers

Brown Advisory Limited. The Brown Advisory Global Leaders Fund’s sub-adviser is Brown Advisory Limited, 6-10 Bruton Street, Third Floor, London, W1J6PX, United Kingdom.  Brown Advisory Limited is an affiliate of the Adviser based in London. As of September 30, 2016, Brown Advisory Limited managed approximately $185 million in assets.

Subject to the general oversight of the Board and the Adviser, Brown Advisory Limited is directly responsible for making the investment decisions for the Brown Advisory Global Leaders Fund.

Wellington Management Company LLP.  The sub-adviser for the Brown Advisory – WMC Strategic European Equity Fund and the Brown Advisory – WMC Japan Alpha Opportunities Fund is Wellington
Management Company LLP (“Wellington Management”), a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of September 30, 2016, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $998 billion in assets.
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Management – Fund Expenses

Subject to the general oversight of the Board and the Adviser, Wellington Management is directly responsible for making the investment decisions for the Brown Advisory − WMC Strategic European Equity Fund and the Brown Advisory – WMC Japan Alpha Opportunities Fund.

Somerset Capital Management LLP. The Brown Advisory – Somerset Emerging Markets Fund’s sub-adviser is Somerset Capital Management LLP (“Somerset”), 146 Buckingham Palace Road, London, SW1W 9TR, United Kingdom.  Somerset was founded in April 2007 by a team who had worked together at another investment advisory firm for many years.  Based in London, Somerset managed approximately $7.7 billion in assets as of September 30, 2016.

Subject to the general oversight of the Board and the Adviser, Somerset is directly responsible for making the investment decisions for the Brown Advisory – Somerset Emerging Markets Fund.

Macquarie Funds Management Hong Kong Limited. The sub-adviser for the Brown Advisory Emerging Markets Small-Cap Fund is Macquarie Funds Management Hong Kong Limited (“MFMHKL”), One International Finance Centre, 1 Harbour View Street, Central, Hong Kong.  MFMHKL is a wholly-owned subsidiary of Macquarie Group Limited, a global financial services provider. As of March 31, 2016, Macquarie Group Limited managed approximately $367 billion in assets.

Subject to the general oversight of the Board and the Adviser, MFMHKL is directly responsible for making the investment decisions for the Brown Advisory Emerging Markets Small-Cap Fund.

Portfolio Managers

Brown Advisory Growth Equity Fund. An investment team managed the Fund’s portfolio from its inception in 1999 through March 2008.  Mr. Kenneth M. Stuzin led the team during that period; this was a time when the team managed the Fund in a tax sensitive manner.  Since 2008, Mr. Stuzin has managed the Fund according to the institutional strategy and retained sole decision-making authority over the day-to-day management of the Fund’s assets:

Kenneth M. Stuzin, CFA, has been the Portfolio Manager for the Fund since 1999 and retains decision-making authority over the day-to-day management of the Fund’s assets.  Prior to joining Brown in 1996, Mr. Stuzin was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager.  Prior to that, he was a quantitative portfolio strategist in New York, advising clients on capital markets issues and strategic asset allocation decisions.  Mr. Stuzin received his B.A. and M.B.A. from Columbia University in 1986 and 1993, respectively.

Brown Advisory Flexible Equity Fund.  Mr. Hutchings Vernon is responsible for the day-to-day management of the Fund’s portfolio.

R. Hutchings Vernon, CFA, has been the portfolio manager of the Fund since 2008.  Mr. Vernon was a portfolio manager and research analyst with Alex.  Brown Investment Management, the Fund’s previous investment adviser, for over 15 years and is continuing in the same capacity as a partner at Brown following the combination of the two firms in July 2008.  Mr. Vernon is also responsible for managing separate accounts managed by the Adviser.  He received a B.A. from the University of Virginia in 1982.
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Management – Fund Expenses

Another senior member of the Fund’s team includes:

Nina K. Yudell   Ms. Yudell was a portfolio manager and research analyst with Alex.  Brown Investment Management for over 16 years and is continuing in the same capacity as a partner at Brown following the combination of the two firms in July 2008.  Ms. Yudell is also responsible for managing separate accounts managed by the Adviser.  Ms. Yudell has been a contributing research analyst since the Fund’s inception.  She received a B.S. from the University of Baltimore in 1981, an M.B.A. from the University of Baltimore in 1982, and an M.S.B. from Johns Hopkins University in 2003.

Brown Advisory Equity Income Fund.  Mr. Brian E. Graney is responsible for the day-to-day management of the Fund’s portfolio.

Brian E. Graney, CFA, has 14 years of investment management experience.  Prior to joining Brown, Mr. Graney was a portfolio manager and analyst with Alex.  Brown Investment Management for over 5 years and is a partner at Brown following the combination of the two firms in July 2008. Mr. Graney received a B.A. from George Washington University in 1996.

Brown Advisory Sustainable Growth Fund.  An investment team manages the Fund’s portfolio.  Ms. Karina Funk and Mr. David Powell are the Fund’s portfolio managers and retain equal decision-making authority in the day-to-day management of the Fund’s assets.

Ms. Karina Funk, CFA, has been a portfolio manager of the Fund since its inception in 2012. She joined Brown’s equity research team in 2009, with a focus on companies in the clean technology sector. Prior to joining Brown, Ms. Funk was a senior research analyst at Winslow Management Company from 2007 prior to Winslow joining Brown in 2009.  Ms. Funk earned a B.S. in Chemical Engineering from Purdue University, an M.S. in Civil & Environmental Engineering and an M.S. in Technology & Policy from the Massachusetts Institute of Technology, and a Post-Graduate Diploma from Ếcole Polytechnique in France.

Mr. David Powell, CFA, has been a portfolio manager of the Fund since inception in 2012. He joined Brown’s equity research team in 1999, with a focus on companies in the energy and industrials sectors. Mr. Powell earned a B.A. from Bowdoin College.

Brown Advisory Small-Cap Growth Fund.  Mr. Christopher A. Berrier is responsible for the day-to-day management of the Fund’s portfolio.

Christopher A. Berrier has been a portfolio manager of the Fund since 2006.  Prior to joining Brown in 2005, Mr. Berrier was a Senior Equity Analyst at T. Rowe Price for five years, covering multiple sectors with a primary focus on small- and mid-capitalization growth companies across several mutual funds.  He received a B.A. in economics from Princeton University in 2000.

Brown Advisory Small-Cap Fundamental Value Fund. Mr. David Schuster is responsible for day-to-day management of the Fund’s portfolio.

J. David Schuster has been the Portfolio Manager for the Brown Advisory Small-Cap Fundamental Value Fund since 2008 and retains decision-making authority over the day-to-day management of the Fund’s assets.  He has been an Equity Research Analyst at Brown researching investment opportunities in the financial services sector since May 2008.  Prior to joining Brown in May 2008, he worked as a Managing Director covering the financial services industry at Citigroup from September 2006 to April 2008.  Prior to joining Citigroup, Mr. Schuster worked as a Managing Director in the financial institutions group at Lazard Freres & Co. since 1998.  Mr. Schuster graduated with a BSBA in Accounting from Georgetown University in 1992.
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Another senior member of the Fund’s team includes:

Michael Poggi, CFA, has been an Equity Research Analyst working as a generalist for Brown since 2003 and is a contributing analyst for the Fund. Mr. Poggi received his B.S. and B.A. from the University of Richmond in 2003.

Brown Advisory Global Leaders Fund. Mr. Michael Dillon, CFA, and Bertie Thomson, CFA, are responsible for the day-to-day management of the Fund’s portfolio.

Michael Dillon, CFA, has been the lead portfolio manager of the Fund since its inception in 2015. Mr. Dillon, CFA, is a portfolio manager with Brown Advisory Limited. He formerly worked at HSBC Global Asset Management in Hong Kong where he was the Co-Head of Asian Equities. Mr. Dillon, a Chartered Financial Analyst (CFA), is originally from Australia and graduated from the University of Melbourne where he was awarded three Bachelor degrees in six years.

Bertie Thomson, CFA, has been a portfolio manager of the Fund since May 2016. Since 2015, Mr. Thomson has served as an Equity Research Analyst at Brown Advisory LLC and its affiliates researching investment opportunities in the industrial and consumer sectors. Prior to joining Brown Advisory, he worked at Aberdeen Asset Management as a member of its European equity team based in London. Most recently, he was a senior investment manager on Aberdeen’s Pan European equity team. Mr. Thomson received his MA in Architectural History from Edinburgh University.

Brown Advisory Intermediate Income Fund.  Mr. Paul D. Corbin and Mr. Thomas D.D. Graff are jointly responsible for day-to-day management of the Fund’s portfolio.

Paul D. Corbin has been a member of Brown’s senior management since 1998. He is responsible for the day-to-day management of the Brown Advisory Intermediate Income Fund and retains final decision making authority for the Fund.  Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds. Mr. Corbin has over 34 years of investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds. He has been with Brown and its predecessors since 1991. Prior to joining Brown, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management. Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington University in 1981.

Thomas D.D. Graff, CFA, is a member of the Fixed Income Team at Brown.  He primarily concentrates on the management, trading and analysis of taxable bonds.  Prior to joining Brown in 2010, Mr. Graff was a Managing Director at Cavanaugh Capital Management where he worked since 1999.  In that role, he served as an assistant portfolio manager and was responsible for research, trading of taxable securities, and portfolio analytics.  Mr. Graff obtained the Chartered Financial Analyst designation in 2002.  Mr. Graff is also a freelance writer for TheStreet.com, offering weekly insight into fixed income markets.  Mr. Graff received a B.A. from Loyola University Maryland in 1999.
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Management – Fund Expenses

Another senior member of the Fund’s team includes:

Jason Vlosich has been a member of Brown’s fixed income investment team and contributing analyst for the fund since 2008.  Mr. Vlosich focuses on the analysis, management and trading of taxable bonds.  Prior to joining Brown, Mr. Vlosich was a taxable bond trader at Ferris, Baker Watts Inc. and Deutsche Bank Alex. Brown.  Mr. Vlosich earned his B.S. from the University of Baltimore and M.B.A. from Loyola University Maryland.

Brown Advisory Total Return Fund.  Mr. Thomas D.D Graff is responsible for day-to-day management of the Fund’s portfolio.

Thomas D.D. Graff, CFA, is a member of the Fixed Income Team at Brown.  He primarily concentrates on the management, trading and analysis of taxable bonds.  Prior to joining Brown in 2010, Mr. Graff was a Managing Director at Cavanaugh Capital Management where he worked since 1999.  In that role, he served as an assistant portfolio manager and was responsible for research, trading of taxable securities, and portfolio analytics.  Mr. Graff obtained the Chartered Financial Analyst designation in 2002.  Mr. Graff is also a freelance writer for TheStreet.com, offering weekly insight into fixed income markets.  Mr. Graff received a B.A. from Loyola University Maryland in 1999.

Brown Advisory Strategic Bond Fund.  Mr. Thomas D.D. Graff and Mr. Robert Snyder are jointly responsible for day-to-day management of the Fund’s portfolio.

Thomas D.D. Graff, CFA, is a member of the Fixed Income team at Brown.  He primarily concentrates on the management, trading and analysis of taxable bonds.  Prior to joining Brown in 2010, Mr. Graff was a Managing Director at Cavanaugh Capital Management where he worked since 1999.  In that role, he served as an assistant portfolio manager and was responsible for research, trading of taxable securities, and portfolio analytics.  Mr. Graff obtained the Chartered Financial Analyst designation in 2002.  Mr. Graff is also a freelance writer for TheStreet.com, offering weekly insight into fixed income markets. Mr. Graff received a B.A. from Loyola University Maryland in 1999.

Robert H. Snyder is a Portfolio Manager at Brown Advisory and a member of the Fixed Income Investment Team.  Prior to joining the firm in 2014, he was Principal and member of the risk allocation and credit committees at Kingsland Capital, where his primary focus was portfolio construction and management of high yield assets.  Mr. Snyder’s experience includes both high yield par and distressed credit analysis across multiple industry sectors and security-types.  Mr. Snyder graduated from Cornell University in 1997 with a B.A. in Economics.

Another senior member of the Fund’s team includes:

Paul D. Corbin has been a member of Brown’s senior management since 1998. Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds. Mr. Corbin has over 34 years of investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds. He has been with Brown and its predecessors since 1991. Prior to joining Brown, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management. Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington University in 1981.
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Management – Fund Expenses

Brown Advisory Maryland Bond Fund.  Stephen Shutz is the portfolio manager for the Fund and is responsible for day-to-day management of the Fund’s portfolio.

Stephen M. Shutz, CFA, has been the portfolio manager of the Fund since 2014.  Mr. Shutz joined the Fixed Income Investment Team at Brown in 2010 and primarily concentrates on the management, trading and analysis of tax-exempt bonds.  Prior to joining Brown, Mr. Shutz was a Vice President and Assistant Portfolio Manager at Cavanaugh Capital Management (CCM) responsible for the trading of tax-exempt securities and portfolio analytics. Before joining CCM in 2003, he was a portfolio and research analyst at Merrill Lynch from 1998-2003.  Mr. Shutz began his investment career at Legg Mason in 1996. Mr. Shutz is a Chartered Financial Analyst. Mr. Shutz earned a B.S. from Frostburg State University.

Brown Advisory Tax Exempt Bond Fund.  Stephen Shutz is the portfolio manager for the Fund and is responsible for day-to-day management of the Fund’s portfolio.

Stephen M. Shutz, CFA, has been the co- portfolio manager of the Fund since its inception in 2012.  Mr. Shutz joined the Fixed Income Investment Team at Brown in 2010 and primarily concentrates on the management, trading and analysis of tax-exempt bonds.  Prior to joining Brown, Mr. Shutz was a Vice President and Assistant Portfolio Manager at Cavanaugh Capital Management (CCM) responsible for the trading of tax-exempt securities and portfolio analytics. Before joining CCM in 2003, he was a portfolio and research analyst at Merrill Lynch from 1998-2003.  Mr. Shutz began his investment career at Legg Mason in 1996. Mr. Shutz is a Chartered Financial Analyst. Mr. Shutz earned a B.S. from Frostburg State University.

Brown Advisory Mortgage Securities Fund.  Thomas D.D. Graff is responsible for the day-to-day management of the Fund’s portfolio.

Thomas D.D. Graff, CFA, is a member of the Fixed Income team at Brown and he primarily concentrates on the management, trading and analysis of taxable bonds.  Prior to joining Brown in 2010, Mr. Graff was a Managing Director at Cavanaugh Capital Management where he worked since 1999.  In that role, he served as an assistant portfolio manager and was responsible for research, trading of taxable securities, and portfolio analytics.  Mr. Graff obtained the Chartered Financial Analyst designation in 2002. Mr. Graff is also a freelance writer for TheStreet.com, offering weekly insight into fixed income markets.  Mr. Graff received a B.A. from Loyola University Maryland in 1999.

Another senior member of the Fund’s team includes:

Paul D. Corbin has been a member of Brown’s senior management since 1998. Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds.  Mr. Corbin has over 34 years of investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds.  He has been with Brown and its predecessors since 1991.  Prior to joining Brown, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management.  Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington University in 1981.

Brown Advisory − WMC Strategic European Equity Fund.  Wellington Management manages the Fund’s portfolio.  Mr. C. Dirk Enderlein is the portfolio manager for the Fund and is responsible for day-to-day management of the Fund’s portfolio.
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Management – Fund Expenses

C. Dirk Enderlein, CFA, is a Senior Managing Director and Equity Portfolio Manager affiliated with Wellington Management located outside of the U.S., and has served as Portfolio Manager of the Fund since 2013.  Mr. Enderlein joined Wellington Management as an investment professional in 2010.  Prior to joining the firm, Mr. Enderlein was a portfolio manager at RCM – Allianz Global Investors in Frankfurt, Germany (1999-2010).

Brown Advisory – WMC Japan Alpha Opportunities Fund.  Wellington Management manages the Fund’s portfolio.  Mr. Kent M. Stahl and Mr. Gregg R. Thomas are the portfolio managers for the Fund and are responsible for day-to-day management of the Fund’s portfolio.

Kent M. Stahl, CFA, is a Senior Managing Director and Director of Investment Strategy and Risk of Wellington Management, and he has served as Portfolio Manager of the Fund since its inception in 2014.  Mr. Stahl joined Wellington Management as an investment professional in 1998.

Gregg R. Thomas, CFA, is a Senior Managing Director and Associate Director of Investment Strategy and Risk of Wellington Management, and he has served as Portfolio Manager of the Fund since its inception in 2014.  Mr. Thomas joined Wellington Management as an investment professional in 2002.

Brown Advisory − Somerset Emerging Markets Fund.  Somerset’s investment team manages the Fund’s portfolio.  Mr. Edward Lam is the lead portfolio manager and has ultimate decision-making authority in the day-to-day management of the Fund’s assets, and is supported by portfolio manager, Mr. Edward Robertson.

Edward Lam is a graduate of Downing College, Cambridge University.  Mr. Lam joined Somerset in 2007, and in 2008 was appointed as its Head of Research, having worked extensively on its in-house model which was developed to standardize its investment process.  Prior to joining Somerset, Mr. Lam worked at Lloyd George Management (“LGM”) in London where he focused on Asian equities research.

Edward Robertson is a founding partner of Somerset and lead portfolio manager of the firm’s flagship global emerging markets equity investment vehicle.  Mr. Robertson is co-manager of Somerset’s emerging markets dividend growth strategy and is consulted on all portfolio decisions.  Mr. Robertson graduated in 1989 from the University of East Anglia and worked in Hong Kong and London before joining LGM in 1999.  Mr. Robertson built the global emerging markets product at LGM and managed a non-U.S. registered investment vehicle. Mr. Robertson is lead portfolio manager for Somerset’s global emerging markets strategy and co-manager of its global emerging markets small cap, small-mid cap, and dividend growth strategies.

Brown Advisory Emerging Markets Small-Cap Fund.   MFMHKL manages the Fund’s portfolio.  Mr. John Bugg and Mr. Sam Le Cornu serve as the portfolio managers for the Fund and are responsible for day-to-day management of the Fund’s portfolio.

John Bugg, CFA, is Co-Head, Executive Director and Head of Research of the Asian Listed Equities team.  As Head of Research, Mr. Bugg’s role includes supervision and development of the research process and methodology.  He is also a Senior Portfolio Manager for the Asia New Stars Strategy, a role he assumed in May 2008.  While his expertise is in the Materials, Energy, Infrastructure, and Utilities sectors, he conducts research and analysis within India, the Philippines, and Malaysia.
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Management – Fund Expenses

Mr. Bugg has 21 years of industry experience. He re-joined Macquarie in April 2005 as a Portfolio Manager for the Australian Small Companies Strategy. Between 2003 and 2005, Mr. Bugg was at RCM Global Investors, where he worked as a Senior Research Analyst covering the Media, Telecommunications, Tourism and Leisure, Infrastructure, and Utilities sectors in Australian equities.  Mr. Bugg joined Macquarie in 1996 as a Resources Analyst. In 1999, he was promoted to Senior Industrial Analyst and Portfolio Manager.  Prior to this, Bugg was with BHP as a mining engineer for two years and with the New South Wales Department of Energy as a policy analyst for one year.

Mr. Bugg holds a Bachelor of Engineering (Mining) degree, an MBA, and a Graduate Diploma in Applied Finance and Investments.  Mr. Bugg is also a Responsible Officer and Director of Macquarie Funds Management Hong Kong Limited.

Sam Le Cornu is Co-Head, Executive Director and Head of Investments of the Asian Listed Equities team.  As Head of Investments, Mr. Le Cornu’s role includes overseeing the Investments as the portfolio gatekeeper, mentoring the Portfolio Managers, and reviewing portfolio risk management for all the Asian Listed Equities strategies.  He is also a Senior Portfolio Manager for the Asia New Stars Strategy.  Mr. Le Cornu is a specialist in all sectors in Korea, Hong Kong, China, Thailand, and Indonesia.

Mr. Le Cornu has more than 16 years of industry experience. Prior to joining Macquarie in February 2008, Mr. Le Cornu worked with Paradice Investments, one of Australia’s largest privately owned asset managers, from March 2005 to November 2007, where he held the position of Portfolio Manager for the Australian Small Cap Fund.  In that time, the Fund grew from AUD$700 million to AUD$2.5 billion.  Previously, he was a Portfolio Manager, Analyst, and Partner at MMC Asset Management from 2000 to 2005.

Mr. Le Cornu holds a Bachelor of International Business Degree, a Bachelor of Commerce Degree, and a Graduate Diploma in Applied Finance and Investments, and he is an affiliate with the Securities Institute of Australia.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of shares in the Fund that they manage.

Other Service Providers
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund accounting and transfer agency services to each Fund.

Quasar Distributors, LLC (the “Distributor”) serves as each Fund’s distributor and principal underwriter in connection with the offering of each Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

U.S. Bank N.A. serves as custodian to the Funds.  The Transfer Agent, the Distributor and U.S. Bank N.A. are affiliates.
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Management – Fund Expenses

Fund Expenses
In addition to the advisory fees discussed above, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average daily net assets through October 31, 2017.

	Institutional Shares	Investor Shares	Advisor Shares
Brown Advisory Growth Equity Fund	1.00%	1.15%	1.35%
Brown Advisory Flexible Equity Fund	1.00%	1.15%	1.35%
Brown Advisory Equity Income Fund	1.00%	1.15%	1.35%
Brown Advisory Sustainable Growth Fund	1.00%	1.15%	1.35%
Brown Advisory Small-Cap Growth Fund	1.25%	1.40%	1.60%
Brown Advisory Small-Cap Fundamental Value Fund	1.25%	1.40%	1.60%
Brown Advisory Global Leaders Fund	0.70%	0.85%	1.10%
Brown Advisory Intermediate Income Fund	0.55%	0.60%	0.80%
Brown Advisory Total Return Fund	0.55%	0.60%	0.80%
Brown Advisory Strategic Bond Fund	0.65%	0.70%	0.95%
Brown Advisory Maryland Bond Fund	0.55%	0.60%	0.80%
Brown Advisory Tax Exempt Bond Fund	0.55%	0.60%	0.80%
Brown Advisory Mortgage Securities Fund	0.55%	0.60%	0.80%
Brown Advisory – WMC Strategic European Equity Fund	1.60%	1.75%	2.00%
Brown Advisory – WMC Japan Alpha Opportunities Fund	1.70%	1.85%	2.10%
Brown Advisory – Somerset Emerging Markets Fund	1.60%	1.75%	2.00%
Brown Advisory Emerging Markets Small-Cap Fund	1.95%	2.10%	2.35%

The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of a Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from a Fund pursuant to this agreement if such reimbursement does not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

In addition, in connection with the Brown Advisory Intermediate Income Fund’s investments in the Brown Advisory Mortgage Securities Fund, the Adviser has contractually agreed to waive all or any portion of the Brown Advisory Intermediate Income Fund’s advisory fee that would otherwise be paid by the Fund to the Adviser in an amount equal to the separate advisory fee indirectly paid by the Brown Advisory Intermediate Income Fund to the Brown Advisory Mortgage Securities Fund.  The contractual waiver may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers may not be terminated by the Adviser without the consent of the Board of Trustees.
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Choosing a Share Class

Class Comparison
Each Fund offers three classes of shares, Institutional Shares, Investor Shares and Advisor Shares (not all of the share classes of certain Funds are currently being offered for sale). Each class of shares is designed for specific investors.

The following is a summary of the differences between the three classes for each of the Funds:
Institutional Shares	Investor Shares	Advisor Shares
Eligible Shareholder
(i) Investors who meet the investment minimum for Institutional Shares;
(ii) Certain institutions  (financial institutions, corporations, trusts, endowments, foundations, government entities, estates and religious and charitable organizations investing on their own behalf);
(iii) Certain fund of funds;
(iv) Certain  retirement plans whose sponsors and/or administrators have entered into arrangements with the Funds’ distributor;
(v) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Funds’ distributor to offer Institutional Shares;
(vi) Current and former trustees of the Funds;
(vii) Certain other investors that have been approved by the Funds; and
(viii) Retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.
Notwithstanding the above, the Funds reserve the right to broaden or limit the eligible shareholders.

(i) Investors who meet the investment minimum for Investor Shares;
(ii) Certain investors investing through omnibus accounts held by financial intermediaries that do not charge transaction fees and have entered into arrangements with the Funds’ distributor to offer Investor Shares; and
(iii) Investors who invest unsolicited directly by application through the Transfer Agent.

(i) Investors who meet the investment minimum for Advisor Shares;
(ii) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Funds’ distributor to offer Advisor Shares; and
(iii) Certain retirement plans whose sponsors and/or administrators have entered into arrangements with the Funds’ distributor.

Initial Sales Charge	None	None	None
Contingent Deferred Sales Charge	None	None	None
Redemption/ Exchange Fee	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase
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Choosing a Share Class

Institutional Shares	Investor Shares	Advisor Shares
Distribution/Service (12b-1) Fees	None	None	0.25% of the class’ average daily net assets for each Fund
Shareholder Service Fees	None
0.15% of each Fund’s class’ average daily net assets (except for the Brown Advisory Total Return Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund,  Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund).
0.05% of the Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund’s class’ average daily net assets.

0.15% of each Fund’s class’ average daily net assets (except for the Brown Advisory Total Return Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund).
0.05% of the Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund’s class’ average daily net assets.

Annual Expenses	Lowest expense ratio because there is no Rule 12b-1 distribution/service fee or shareholder service fees.	Higher fees than Institutional Shares because of shareholder service fees and lower fees than Advisor Shares because no Rule 12b-1 distribution/service fee.	Highest expense ratio because of Rule 12b-1 distribution/service fee and shareholder service fees.
Initial Minimum Investment	$1,000,000	$100	$100

Rule 12b-1 Distribution Fees
The Trust has adopted a Rule 12b-1 distribution plan under which a Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.

Advisor Shares
Brown Advisory Growth Equity Fund	0.25%
Brown Advisory Flexible Equity Fund	0.25%
Brown Advisory Equity Income Fund	0.25%
Brown Advisory Sustainable Growth Fund	0.25%
Brown Advisory Small-Cap Growth Fund	0.25%
Brown Advisory Small-Cap Fundamental Value Fund	0.25%
Brown Advisory Global Leaders Fund	0.25%

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Choosing a Share Class

Advisor Shares
Brown Advisory Intermediate Income Fund	0.25%
Brown Advisory Total Return Fund	0.25%
Brown Advisory Strategic Bond Fund	0.25%
Brown Advisory Maryland Bond Fund	0.25%
Brown Advisory Tax Exempt Bond Fund	0.25%
Brown Advisory Mortgage Securities Fund	0.25%
Brown Advisory – WMC Strategic European Equity Fund	0.25%
Brown Advisory – WMC Japan Alpha Opportunities Fund	0.25%
Brown Advisory – Somerset Emerging Markets Fund	0.25%
Brown Advisory Emerging Markets Small-Cap Fund	0.25%

Because the Advisor Shares of each Fund pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees

The Trust has adopted a Shareholder Servicing Plan under which each Fund, other than the Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund, may pay a fee of up to 0.15% for shareholder services provided to those Funds’ Investor Shares and Advisor Shares by financial institutions, including the Adviser.  For the Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund, the Trust has adopted a Shareholder Servicing Plan under which such Funds may pay a fee of up to 0.05% for shareholder services provided to those Funds’ Investor Shares and Advisor Shares by financial institutions, including the Adviser. The types of services for which entities may be compensated under the terms of the Shareholder Servicing Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts.  These shareholder servicing fees may be increased without shareholder approval.

Additional Payments to Dealers

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Adviser or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Funds, which includes broker-dealers.  The Adviser has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Adviser may, out of its own resources, compensate Brown Advisory Securities, LLC for the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Funds or for services to a Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Adviser or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

In return for these Additional Payments, the Adviser expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Funds on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent’s registered representatives.

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Choosing a Share Class

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Funds under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Funds’ website www.brownadvisoryfunds.com.
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Your Account

How to Contact the Funds	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of a Fund class or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, a Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of a Fund class or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form (as described in the section entitled “Your Account – How to Buy Shares” in this Prospectus).

When and How NAV is Determined
A Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily. Due to the fact that different expenses are charged to the Institutional Class, Investor Shares and Advisor Class shares of a Fund, the NAV of the three classes of a Fund may vary.  Each Fund’s share price is calculated as of the Funds’ close which is the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be priced at the next business day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  Fair value determinations may be made as described below under procedures as adopted by the Funds’ Board of Trustees.  If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, each Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there remains an adequate market to meet purchase and redemption orders for that day. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, each Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.
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Your Account – General Information

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Under the procedures adopted by the Board, the Board may delegate fair value determinations to the Adviser or third-party pricing services, subject to the supervision of the Adviser and the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, the Fund’s net asset value is calculated based upon the net asset values of such registered open-end management investment companies, and the prospectuses for such companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Because the Brown Advisory Global Leaders Fund, the Brown Advisory − WMC Strategic European Equity Fund, the Brown Advisory – WMC Japan Alpha Opportunities Fund, the Brown Advisory – Somerset Emerging Markets Fund and the Brown Advisory Emerging Markets Small-Cap Fund may invest in securities that are traded primarily in foreign markets, a significant gap in time can exist between the time of a particular security’s last trade on a foreign market, and the time at which the Funds calculate their NAV.  If an event that could materially affect the value of the Funds’ securities has occurred between the time the securities were last traded and the time that the Funds’ calculate their NAV, the closing price of either of the Funds’ securities may no longer reflect their market value at the time the Funds calculate their NAV.  In such a case, the Brown Advisory Global Leaders Fund, the Brown Advisory − WMC Strategic European Equity Fund, the Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund and the Brown Advisory Emerging Markets Small-Cap Fund may use fair value methods to value such securities.

Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory − WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund,  Brown Advisory – Somerset Emerging Markets Fund and Brown Advisory Emerging Markets Small-Cap Fund may each invest in the securities of smaller and/or medium companies.  A Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.  Similarly, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory − WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund and Brown Advisory Emerging Markets Small-Cap Fund may invest in foreign securities and are more likely to require a fair value determination because, among other things, most foreign securities markets close before a Fund values its securities.  The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

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Your Account – General Information

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

Types of Accounts
Type of Account		Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•	Instructions must be signed by all persons required to sign exactly as their names appear on the account
	•	Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	•	Depending on state laws, you can set up a custodial account under the UGMA or the UTMA
	•	The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	•	Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity
	•	Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.
Trusts (including corporate pension plans)	•	The trust must be established before an account can be opened
•
You must supply documentation to substantiate existence of your organization (i.e. Articles of Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).

	•	Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts
You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs.  Each Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.
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Your Account – General Information

Minimum Investments
To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A
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Your Account – How to Buy Shares

How to Buy Shares
This section explains how you can purchase shares of the Brown Advisory Funds.  If you’re opening a new account, an Account Application is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free) or 414-203-9064.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)
•      Mail your completed application (along with other required documents as described in the application) and a check to:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

•   Write your account number on your check
•   Send your check with (a) a completed investment slip from a prior statement or confirmation or (b) letter of instruction to:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire
•   Submit your completed application (and other required documents as described in the application). An account will be established for you and you will be contacted with the account number.
•   Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this Prospectus.

•   Call to notify us of your incoming wire
•    Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this Prospectus.

By Telephone	Not accepted for initial purchases
•   If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 800-540-6807 (toll free) or 414-203-9064.

By Internet (must have a United States bank account)
•    Log onto the Funds’ website at www.brownadvisoryfunds.com
•   Click on “Open an Account Today”
•      Be prepared to have the required information to open your new account.
•   Accept the terms of the online Account Application.
•   Complete the online Account Application.
•   The Fund will electronically deduct your purchase proceeds from the financial institution you have identified on your Account Application.
•   Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

•   Log onto the Funds’ website at www.brownadvisoryfunds.com
•   Click on “Shareholder Access”
•   Provide your User ID and password.
•     Select the Transaction/Purchase menu option.
•   Follow the instructions provided.

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Your Account – How to Buy Shares

Buying Shares	Opening an Account	Adding to an Account
By Automatic Investment Plan (must have a United States bank account)	Not accepted for initial purchases
•   Complete the Automatic Investment Plan section of the application or submit a letter of instruction if your account was opened without this being done.
•   Attach a voided check to your application or letter of instruction.
•     Mail the completed application or letter and voided check.
•   Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares
Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, third-party check, cash or cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Funds are unable to accept post-dated checks or any conditional order or payment.

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH (must have a United States bank account) refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Your order will be priced at a Fund’s NAV next computed after it is received by a Financial Intermediary, or if applicable, a Financial Intermediary’s designee.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.
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Your Account – How to Buy Shares

Purchase by Mail.  Follow the instructions outlined in the table above.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.  Receipt will be deemed to occur when the Transfer Agent physically picks up such mailings.

Purchase by Wire.  If you are making your first investment in one of the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 to advise the Transfer Agent of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name and Class]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Funds and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds at 1-800-540-6807 (toll free) or 414-203-9064.

Purchase by Telephone.  If your account has been open for at least 15 days, and you did not decline telephone privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807 (toll free) or 414-203-9064.  You may not make your initial purchase of a Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern Time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.
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Your Account – How to Buy Shares

Purchase by Internet (must have a United States bank account).  You will automatically receive online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions online, including: buy or sell shares of the Fund; use electronic funds transfer to buy or sell shares of the Fund.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.brownadvisoryfunds.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the associated risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption.  Certain methods of contacting us (such as by Internet) may be unavailable or delayed during periods of unusual market activity.

You can choose not to register for online privileges. If you have online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing.

Automatic Investment Plan (must have a United States bank account).  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 (toll free) or 414-203-9064 for additional information regarding the Funds’ AIP.

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Your Account – How to Sell Shares

How to Sell Shares
Each Fund processes redemption orders received in good order, promptly.  Under normal circumstances, a Fund class will send redemption proceeds to you within 5 business days.  If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.
Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
•   Prepare a written request including:
•   Your name(s) and signature(s)
•   Your account number
•   The Fund name and class
•   The dollar amount or number of shares you want to sell
•   How and where to send the redemption proceeds
•   Obtain a signature guarantee (if required) (See the section entitled “Signature Guarantee Requirements below”)
•   Obtain other documentation (if required)
•   Mail us your request and documentation.

By Wire
•   Wire redemptions are only available if you did not decline telephone and Internet options on your Account Application and you provided a voided check
•  Call us with your request (unless you declined telephone and Internet options on your Account Application) (See the section entitled “By  Telephone”) or
•   Mail us your request (See the section entitled “By Mail”).

By Telephone
•   Call us with your request (unless you declined telephone and Internet options on your Account Application)
•   Provide the following information:
•   Your account number
•   Exact name(s) in which the account is registered
•   Additional form of identification
•   Redemption proceeds will be:
•   Mailed to you or
•   Electronically credited to your account at the financial institution identified on your Account Application.

By Internet
•   Log onto the Funds’ website at www.brownadvisoryfunds.com
•   Click on “Shareholder Access”
•   Provide your User ID and password.
•   Select the Transaction/Redemption menu option.
•   Follow the instructions provided.
•   Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

Systematically
•   Complete the systematic withdrawal program section of the application
•   Attach a voided check to your application
•   Mail us your completed application
•   Redemption proceeds will be electronically credited to your account at the financial institution identified on your Account Application or sent by check to your address of record.

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Your Account – How to Sell Shares

General Notes for Selling Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of a Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the applicable Fund, generally 4:00 p.m., Eastern Time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Shares held in IRA accounts or other retirement plan accounts may be redeemed by telephone at 1-800-540-6807.  Investors will be asked whether or not to withhold taxes from any distribution.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone privileges on your Account Application. You may also request telephone privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 for additional information.  A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of shareholders in order to qualify for or to change telephone privileges on an existing account. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Funds at the address listed under “Contacting the Funds.”  Once a telephone transaction has been placed, it cannot be canceled or modified.
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Your Account – How to Sell Shares

You may redeem Fund shares by calling the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 prior to the close of the applicable Fund, generally 4:00 p.m., Eastern Time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The Transfer Agent will charge a $15 wire fee from your redemption proceeds from any complete share redemption. For partial redemptions, or share specific redemptions, any wire fee will be deducted from your remaining account balance. You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Systematic Withdrawal Program (must have a United States bank account).  The Funds offer a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month, calendar quarter or annually.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month, quarter or annually is $50.  This program may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for Federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-800-540-6807 (toll free) or 414-203-9064 for additional information regarding the SWP.
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Your Account – How to Sell Shares

Exchange Privileges
You may exchange your Fund shares for the same class of shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state. To obtain the necessary exchange authorization forms, call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064.  Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares 14 days or less from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  Please see the section entitled “Your Account – Account and Transaction Policies – Redemption/Exchange Fee” for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (see the section entitled “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone privileges on your Account Application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
•    Prepare a written request including:
•   Your name(s) and signature(s)
•   Your account number
•   The names of each fund (and class) you are exchanging
•   The dollar amount or number of shares you want to sell (and exchange)
•   Open a new account and complete an Account Application if you are requesting different shareholder privileges
•   Mail us your request and documentation.

By Telephone
•    Call us with your request (unless you declined telephone and Internet options on your Account Application)
•   Provide the following information:
•   Your account number
•   Exact name(s) in which account is registered
•   Additional form of identification.

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Your Account – Account and Transaction Policies

Account and Transaction Polices
Redemption/Exchange Fee.  The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged 14 days or less from the date of purchase.  Each Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  Each Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:
•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name;
•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);
•	Redemptions of shares purchased through a dividend reinvestment program;
•	Redemptions pursuant to the Funds’ systematic programs; or
•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408A, 457, and 223(d) of the IRC.

Although the Funds have the goal of applying this redemption/exchange fee to most redemptions of shares held for 14 days or less, the Funds may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Funds with information relating to its customers investing in a Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Funds are required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Funds cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.

Brown Advisory Small-Cap Fundamental Value Fund – Limited Availability. The availability of the Brown Advisory Small-Cap Fundamental Value Fund to new investors is limited.   Unless otherwise specified below, each new investor in the Fund must meet one of the eligibility requirements set forth below.

Effective as of the close of business on July 15, 2015, the Small-Cap Fundamental Value Fund stopped accepting new purchases through most broker-dealer firms.  Notwithstanding the foregoing, the Fund may, in its sole discretion, accept new purchases after July 15, 2015 from certain broker-dealers that have entered into agreements with the Fund’s Adviser or Distributor.  The Fund will continue to permit the following types of investments in the Fund:

•	Additional share purchases or reinvestment of dividends or capital gains by existing Fund shareholders and Financial Intermediaries;
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Your Account – Account and Transaction Policies

•	Investments by certain institutional and separately managed account investors that are clients of the Adviser; and
•	Investments made through qualified retirement plans (such as 401(a), 401(k) and other defined contribution plans and defined benefit plans).

The Adviser believes that limiting investment in the Fund in the manner described above will help ensure that the Brown Advisory Small-Cap Fundamental Value Fund can be effectively managed in accordance with its stated investment objective.  The Fund reserves the right, at any time, in its sole discretion, to further modify or amend the investment limitations described above.  You may be required to demonstrate your eligibility to purchase shares of the Fund before your investment is accepted. The Fund also may decline to permit you to open a new account if the Fund believes that making such declination would be in the best interest of the Fund, even if you would be otherwise eligible to open a new account under these guidelines.

The Brown Advisory Small-Cap Fundamental Value  Fund’s ability to impose the guidelines above with respect to accounts held by Financial Intermediaries may vary depending on the systems capabilities of those intermediaries, applicable contractual and legal restrictions and cooperation of those intermediaries.

Tools to Combat Frequent Transactions.  The Funds are intended for long-term investors and do not accommodate frequent transactions. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if applicable, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser, Somerset, or Wellington Management, subject to the Adviser’s approval, determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.
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Your Account – Account and Transaction Policies

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.  If elected on your Account Application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund Account Application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:
•	If a change of address request has been received by the Transfer Agent within the last 30 calendar days;
•	When requesting a change in ownership on your account; or
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.
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Your Account – Account and Transaction Policies

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, each Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.  The Trust has appointed an Anti-Money Laundering Officer to oversee the operation of and compliance with the Trust’s Anti-Money Laundering Program.

No Certificates.  The Funds do not issue share certificates.

Right to Reject Purchases.  Each Fund reserves the right to reject or cancel within one business day, without any prior notice, any purchase order, including transactions that, in the judgment of the Adviser or Sub-Adviser, represent excessive trading, may be disruptive to the management of a Fund’s portfolio, may increase a Fund’s transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Funds and their shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of a Fund for the short-term when the markets are highly volatile. Each Fund’s right to cancel or revoke such purchase orders would be limited to within one business day following receipt by the Fund of such purchase orders.

Redemption In-Kind.  Each Fund generally pays redemption proceeds in cash. However, the Funds reserve the right to pay redemption proceeds to you by a distribution of liquid securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that a Fund would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares and Investor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, or $500 (excluding Qualified Retirement Accounts) for Advisor Shares and Investor Shares, the applicable Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

Internet Transactions.  You may open a Fund account as well as purchase or sell Fund shares online at www.brownadvisoryfunds.com.  Establishing an account online is permitted only for individual, IRA, joint and UGMA/UTMA accounts. If you conduct transactions or open an account online, you are consenting to sending and receiving personal financial information over the Internet.

Electronic Delivery.  Consistent with the Fund’s commitment to environmental sustainability, you may sign up to receive daily transaction confirmations, quarterly statements, and tax forms statements electronically. You may also sign up to receive the Fund’s financial statements and Prospectuses electronically on www.brownadvisoryfunds.com. You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.brownadvisoryfunds.com or contacting the Funds at 1-800-540-6807 (toll free) or 414-203-9064.
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Your Account – Account and Transaction Policies

Householding.  In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-800-540-6807 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive a confirmation statement detailing the transaction.  Automatic reinvestments of distributions may be confirmed via a monthly or quarterly statement. Systematic investments/withdrawals will be confirmed only on a quarterly statement. You may consent to receive confirmations and quarterly statements electronically at www.brownadvisoryfunds.com, otherwise your confirmation and quarterly statements will be sent in the mail.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

Portfolio Holdings.  A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI.

Policy on Prohibition of Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund generally requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses, investors who are clients of the Adviser or its affiliates, or other investors meeting eligibility requirements as determined by the Adviser.  The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  Each Fund accepts checks and ACH transfers at full value subject to collection.  If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by a Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  Each Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.
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Your Account – Account and Transaction Policies

Additional Information.

The Trust enters into contractual arrangements with various parties, including among others, the Funds’ investment adviser, investment sub-advisers, principal underwriter, custodian, administrator and transfer agent who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this prospectus, the Statement of Additional Information, any documents filed as exhibits, nor any other communications, disclosure documents or regulatory filings from or on behalf of the Trust or a Fund is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
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Distributions and Taxes

Distributions
Each Fund declares distributions from net investment income, if any, at least annually (at least monthly for the Brown Advisory Intermediate Income Fund, the Brown Advisory Total Return Fund, the Brown Advisory Strategic Bond Fund and the Brown Advisory Mortgage Securities Fund); at least quarterly for the Brown Advisory Equity Income Fund. The Brown Advisory Maryland Bond Fund and the Brown Advisory Tax Exempt Bond Fund will declare distributions from net investment income, if any, on a daily basis, with the distributions payable each month.  Any net capital gain realized by a Fund will be distributed at least annually.  A Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of each Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares;
(2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes
Each Fund intends to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, each Fund generally will not be subject to tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

You will generally be taxed on a Fund’s taxable distributions, regardless of whether you reinvest them or receive them in cash.  A Fund’s taxable distributions of net investment income and short-term capital gains, if any, are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60-day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates.  These rate reductions do not apply to corporate taxpayers.
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Distributions and Taxes

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distributions even though the distributions represent a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain or loss.

Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, the Fund will be eligible and may elect to treat a proportionate amount of such foreign taxes paid by it as additional income to each shareholder which would generally permit each shareholder (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its Federal income tax liability.  It is expected that certain of the Funds will be eligible to make this election, although there can be no assurance in this regard.  The Funds will notify you if they make this election.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

With the exception of the Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund, dividends paid by a Fund will not qualify as “exempt-interest dividends,” and will not be excludable from gross income by its shareholders, because the Fund will not invest at least 50% of the value of its total assets in securities the interest on which is excludable from gross income.

Additional Tax Matters — Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund.  It is anticipated that substantially all of the Brown Advisory Maryland Bond Fund’s net income will be exempt from Federal and Maryland state income taxes.  It is anticipated that substantially all of the Brown Advisory Tax Exempt Bond Fund’s net income will be exempt from Federal income taxes.
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Distributions and Taxes

Generally, you are not subject to Federal income tax on the Fund’s distributions of its tax-exempt interest income, although such distributions may be subject to the Federal alternative minimum tax (“AMT”). Distributions from the Fund’s net investment income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income.  Distributions will generally be subject to state and local taxes.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

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Index Descriptions

The Barclays 1-10 Year Blended Municipal Bond Index is a market index of high quality, domestic fixed income securities with maturities of less than 10 years.

The Barclays Intermediate US Aggregate Bond Index represents domestic taxable investment-grade bonds with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities and durations in the intermediate range. This index represents a sector of the Barclays US Aggregate Index.

The Barclays Mortgage Backed Securities Index is a market value-weighted index which covers the mortgage-backed securities component of the Barclays US Aggregate Bond Index. The index is composed of agency mortgage-backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year. The index includes reinvestment of income.

The Barclays US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS, ABS and CMBS.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The MSCI Emerging Markets Small-Cap Index is a free float-adjusted market capitalization index that is designed to measure small cap equity market performance in the global emerging markets.

The MSCI Europe Index is an index that captures large and mid cap representation across 15 developed market countries in Europe.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the of the U.S. equity universe. It includes those Russell 1000® companies with higher price to book value ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price to book value ratios and lower expected growth values.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price to book value ratios and higher forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price to book value ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies ranked by market capitalization, representing approximately 98% of the U.S. equity market.
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The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

The TOPIX Total Return U.S. Dollar Hedged Index is a market capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange, hedged to eliminate the impact of the change in value between the US Dollar and Japanese Yen. The unhedged version of this index, known as the TOPIX Total Return Index, does not eliminate the change in value between the US Dollar and Japanese Yen.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 years or for the period of a Fund’s operations if less than 5 years.  Except for the Brown Advisory Sustainable Growth Fund,  Brown Advisory Global Leaders Fund, Brown Advisory Total Return Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory − WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities, Brown Advisory – Somerset Emerging Markets Fund and Brown Advisory Emerging Markets Small-Cap Fund (together, the “New Funds”), the financial information presented for each applicable period prior to October 19, 2012 is that of the Predecessor Funds.  Except for the New Funds, the Funds are the accounting successors to the Predecessor Funds as a result of the reorganization of the Predecessor Funds into the Funds on October 19, 2012.  Except for the New Funds, the Funds have adopted the Financial Statements of each of their respective Predecessor Funds.  Except for the New Funds, the Investor Shares of the Funds were the previous Institutional Shares of the Predecessor Funds and the Advisor Shares of the Funds were the previous Advisor Shares of the Predecessor Funds. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. The information presented in the tables below has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.  The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of each Fund throughout each period.
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Financial Highlights

BROWN ADVISORY GROWTH EQUITY FUND

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(g)

Net Asset Value, Beginning of Year/Period	$20.33	$19.10	$16.22	$14.58

Net Investment Income (Loss)(a)	(0.02)	0.02	—	0.01
Net Realized and Unrealized Gains	0.13	1.82	2.99	1.66

Total from Investment Operations	$0.11	$1.84	$2.99	$1.67

Distributions:
from Net Investment Income	—	—	—	(0.03)
from Net Realized Gains	(1.28)	(0.61)	(0.11)	—

Total Distributions to Shareholders	$(1.28)	$(0.61)	$(0.11)	$(0.03)

Redemption fees(a)	—	—(e)	—(e)	—(e)

Net Asset Value, End of Year/Period	$19.16	$20.33	$19.10	$16.22

Total Return	0.49%	9.73%	18.46%	11.49%(b)

Net Assets at End of Period (000’s Omitted)	$253,640	$259,098	$233,627	$116,575

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.12%)	0.09%	0.03%	0.30%(c)
Net Expenses	0.72%	0.72%	0.74%	0.78%(c)
Gross Expenses(d)	0.72%	0.72%	0.74%	0.78%(c)

Portfolio Turnover Rate	24%	24%	25%	40%(f)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2013.
(g)	Commenced operations on October 19, 2012. The information presented is for the period from October 19, 2012 to June 30, 2013.

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Financial Highlights

BROWN ADVISORY GROWTH EQUITY FUND

INVESTOR SHARES*

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$20.26	$19.07	$16.21	$13.80	$13.63

Net Investment Income (Loss)(a)	(0.05)	(0.01)	(0.02)	0.03	(0.05)
Net Realized and Unrealized Gains (Losses)	0.13	1.81	2.99	2.41	0.22

Total from Investment Operations	$0.08	$1.80	$2.97	$2.44	$0.17

Distributions:
from Net Investment Income	—	—	—	(0.03)	—
from Net Realized Gains	(1.28)	(0.61)	(0.11)	—	—

Total Distributions to Shareholders	$(1.28)	$(0.61)	$(0.11)	$(0.03)	$—

Redemption Fees(a)	—(c)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$19.06	$20.26	$19.07	$16.21	$13.80

Total Return	0.34%	9.54%	18.35%	17.67%	1.25%

Net Assets at End of Year (000’s Omitted)	$1,916,472	$2,143,325	$2,497,036	$1,653,389	$954,560

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.27)%	(0.06)%	(0.12)%	0.17%	(0.35)%
Net Expenses	0.87%	0.87%	0.89%	0.91%	0.90%
Gross Expenses(b)	0.87%	0.87%	0.89%	0.91%	0.90%

Portfolio Turnover Rate	24%	24%	25%	40%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.
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Financial Highlights

BROWN ADVISORY GROWTH EQUITY FUND

ADVISOR SHARES

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$19.60	$18.51	$15.78	$13.45	$13.31

Net Investment Income (Loss)(a)	(0.10)	(0.06)	(0.07)	(0.01)	(0.07)
Net Realized and Unrealized Gains (Losses)	0.13	1.76	2.91	2.35	0.21

Total from Investment Operations	$0.03	$1.70	$2.84	$2.34	$0.14

Distributions:
from Net Investment Income	—	—	—	(0.01)	—
from Net Realized Gains	(1.28)	(0.61)	(0.11)	—	—

Total Distributions to Shareholders	$(1.28)	$(0.61)	$(0.11)	$(0.01)	$—

Redemption Fee(a)	—(c)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$18.35	$19.60	$18.51	$15.78	$13.45

Total Return	0.09%	9.28%	18.02%	17.43%	1.05%

Net Assets at End of Year (000’s Omitted)	$33,304	$44,587	$48,632	$21,478	$11,593

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.52)%	(0.31)%	(0.37)%	(0.07)%	(0.55)%
Net Expenses	1.12%	1.12%	1.14%	1.15%	1.10%
Gross Expenses(b)	1.12%	1.12%	1.14%	1.15%	1.10%

Portfolio Turnover Rate	24%	24%	25%	40%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY FLEXIBLE EQUITY FUND

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(f)

Net Asset Value, Beginning of Year/Period	$15.92	$14.81	$12.28	$10.46

Net Investment Income (Loss)(a)	0.11	0.12	0.09	0.06
Net Realized and Unrealized Gains (Losses)	(0.77)	1.08	2.49	1.82

Total from Investment Operations	$(0.66)	$1.20	$2.58	$1.88

Distributions:
from Net Investment Income	(0.11)	(0.09)	(0.05)	(0.06)

Total Distributions to Shareholders	$(0.11)	$(0.09)	$(0.05)	$(0.06)

Redemption fees(a)	—	—	—	—

Net Asset Value, End of Year/Period	$15.15	$15.92	$14.81	$12.28

Total Return	(4.16)%	8.09%	21.06%	18.07%(b)

Net Assets at End of Year/Period (000’s Omitted)	$24,012	$4,240	$3,126	$12

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.71%	0.76%	0.66%	0.65%(c)
Net Expenses	0.73%	0.76%	0.82%	1.00%(c)
Gross Expenses(d)	0.73%	0.76%	0.81%	0.88%(c)

Portfolio Turnover Rate	15%	7%	15%	12%(e)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers or recoupments.
(e)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2013.
(f)	Commenced operations on October 19, 2012. The information presented is for the period from October 19, 2012 to June 30, 2013.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY FLEXIBLE EQUITY FUND

INVESTOR SHARES*

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$15.89	$14.79	$12.28	$9.68	$9.16

Net Investment Income(Loss)(a)	0.08	0.10	0.07	0.05	0.05
Net Realized and Unrealized Gains (Losses)	(0.76)	1.07	2.48	2.60	0.50

Total from Investment Operations	$(0.68)	$1.17	$2.55	$2.65	$0.55

Distributions:
from Net Investment Income	(0.09)	(0.07)	(0.04)	(0.05)	(0.03)

Total Distributions to Shareholders	$(0.09)	$(0.07)	$(0.04)	$(0.05)	$(0.03)

Redemption fees(a)	—(c)	—(c)	—(c)	—	—

Net Asset Value, End of Year	$15.12	$15.89	$14.79	$12.28	$9.68

Total Return	(4.30)%	7.92%	20.78%	27.51%	5.98%

Net Assets at End of Year/Period (000’s Omitted)	$306,456	$268,569	$162,615	$82,783	$37,477

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.56%	0.61%	0.51%	0.50%	0.52%
Net Expenses	0.88%	0.91%	0.97%	1.15%	1.15%
Gross Expenses(b)	0.88%	0.91%	0.96%	1.05%	1.18%

Portfolio Turnover Rate	15%	7%	15%	12%	19%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers or recoupments.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY FLEXIBLE EQUITY FUND

ADVISOR SHARES

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning Year	$15.88	$14.77	$12.28	$9.68	$9.17

Net Investment Income(Loss)(a)	0.05	0.06	0.04	0.02	0.03
Net Realized and Unrealized Gains (Losses)	(0.77)	1.07	2.48	2.61	0.49

Total from Investment Operations	$(0.72)	$1.13	$2.52	$2.63	$0.52

Distributions:
from Net Investment Income	(0.04)	(0.02)	(0.03)	(0.03)	(0.01)

Total Distributions to Shareholders	$(0.04)	$(0.02)	$(0.03)	$(0.03)	$(0.01)

Redemption fees(a)	—(c)	—	—	—	—

Net Asset Value, End of Year	$15.12	$15.88	$14.77	$12.28	$9.68

Total Return	(4.56)%	7.68%	20.52%	27.25%	5.73%

Net Assets at End of Year (000’s Omitted)	$7,168	$11,540	$14,831	$6,115	$1,079

Ratios to Average Net Assets;
Net Investment Income (Loss)	0.31%	0.36%	0.26%	0.30%	0.32%
Net Expenses	1.13%	1.16%	1.22%	1.35%	1.35%
Gross Expenses(b)	1.13%	1.16%	1.21%	1.30%	1.38%

Portfolio Turnover Rate	15%	7%	15%	12%	19%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers or recoupments.
(c)	Less than $0.01 per share.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY EQUITY INCOME FUND

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(f)

Net Asset Value, Beginning of Year/ Period	$13.14	$13.70	$12.16	$11.07

Net Investment Income (Loss)(a)	0.28	0.29	0.29	0.21
Net Realized and Unrealized Gains (Losses)	(0.13)	0.08	1.99	1.19

Total from Investment Operations	$0.15	$0.37	$2.28	$1.40

Distributions:
from Net Investment Income	(0.29)	(0.30)	(0.29)	(0.23)
from Net Realized Gains	(0.13)	(0.63)	(0.45)	(0.08)

Total Distributions to Shareholders	$(0.42)	$(0.93)	$(0.74)	$(0.31)

Redemption fees(a)	—	—	—	—

Net Asset Value, End of Year/Period	$12.87	$13.14	$13.70	$12.16

Total Return	1.31%	2.60%	19.30%	12.88%(b)

Net Assets at End of Year/Period (000’s Omitted)	$13,840	$18,134	$17,663	$11

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.24%	2.16%	2.23%	2.53%(c)
Net Expenses	0.75%	0.75%	0.77%	0.80%(c)
Gross Expenses(d)	0.75%	0.75%	0.77%	0.80%(c)

Portfolio Turnover Rate	17%	18%	32%	21%(e)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2013.
(f)	Commenced operations on October 19, 2012. The information presented is for the period from October 19, 2012 to June 30, 2013.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY EQUITY INCOME FUND

INVESTOR SHARES*
		Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012(f)

Net Asset Value, Beginning of Year/Period	$13.13	$13.69	$12.16	$10.49	$10.00

Net Investment Income (Loss)(a)	0.26	0.27	0.27	0.27	0.15
Net Realized and Unrealized Gains (Losses)	(0.13)	0.08	1.98	1.76	0.46

Total from Investment Operations	$0.13	$0.35	$2.25	$2.03	$0.61

Distributions:
from Net Investment Income	(0.27)	(0.28)	(0.27)	(0.28)	(0.12)
from Net Realized Gains	(0.13)	(0.63)	(0.45)	(0.08)	—

Total Distributions to Shareholders	$(0.40)	$(0.91)	$(0.72)	$(0.36)	$(0.12)

Redemption fees(a)	—	—	—	—(e)	—(e)

Net Asset Value, End of Year/Period	$12.86	$13.13	$13.69	$12.16	$10.49

Total Return	1.15%	2.45%	19.04%	19.62%	6.11%(b)

Net Assets at End of Year/Period (000’s Omitted)	$112,116	$183,001	$180,372	$173,599	$106,075

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.09%	2.01%	2.08%	2.37%	2.82%(c)
Net Expenses	0.90%	0.90%	0.92%	0.96%	0.99%(c)
Gross Expenses(d)	0.90%	0.90%	0.92%	0.96%	0.99%(c)

Portfolio Turnover Rate	17%	18%	32%	21%	14%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on December 29, 2011. The information presented is for the period from December 29, 2011 to June 30, 2012.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY EQUITY INCOME FUND

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012(f)

Net Asset Value, Beginning of Year/Period	$13.11	$13.67	$12.14	$10.48	$10.00

Net Investment Income (Loss)(a)	0.23	0.24	0.24	0.25	0.14
Net Realized and Unrealized Gains (Losses)	(0.13)	0.07	1.98	1.75	0.46

Total from Investment Operations	$0.10	$0.31	$2.22	$2.00	$0.60

Distributions:
from Net Investment Income	(0.24)	(0.24)	(0.24)	(0.26)	(0.12)
from Net Realized Gains	(0.13)	(0.63)	(0.45)	(0.08)	—

Total Distributions to Shareholders	$(0.37)	$(0.87)	$(0.69)	$(0.34)	$(0.12)

Redemption fees(a)	—	—	—	—	—(e)

Net Asset Value, End of Year/Period	$12.84	$13.11	$13.67	$12.14	$10.48

Total Return	0.90%	2.19%	18.79%	19.33%	5.95%(b)

Net Assets at End of Year/Period (000’s Omitted)	$2,980	$3,148	$3,298	$2,346	$636

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.84%	1.76%	1.83%	2.13%	2.60%(c)
Net Expenses	1.15%	1.15%	1.17%	1.20%	1.19%(c)
Gross Expenses(d)	1.15%	1.15%	1.17%	1.20%	1.19%(c)

Portfolio Turnover Rate	17%	18%	32%	21%	14%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on December 29, 2011. The information presented is for the period from December 29, 2011 to June 30, 2012.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY SUSTAINABLE GROWTH FUND*

INSTITUTIONAL SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013

Net Asset Value, Beginning of Year	$15.69	$14.11	$11.64	$10.00

Net Investment Income (Loss)(a)	(0.02)	(0.02)	—	—
Net Realized and Unrealized Gains (Losses)	1.13	1.91	2.61	1.65

Total from Investment Operations	$1.11	$1.89	$2.61	$1.65

Distributions:
from Net Realized Gains	(0.75)	(0.31)	(0.14)	(0.01)

Total Distributions to Shareholders	$(0.75)	$(0.31)	$(0.14)	$(0.01)

Redemption fees(a)	—(c)	—(c)	—	—

Net Asset Value, End of Year	$16.05	$15.69	$14.11	$11.64

Total Return	7.17%	13.50%	22.51%	16.47%

Net Assets at End of Year (000’s Omitted)	$122,008	$67,789	$30,374	$32,045

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.11)%	(0.11)%	(0.01)%	0.03%
Net Expenses	0.74%	0.75%	0.77%	0.86%
Gross Expenses(b)	0.74%	0.75%	0.77%	0.86%

Portfolio Turnover Rate	30%	37%	30%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*
Commenced operations on June 29, 2012. No financial highlights are presented for the period from June 29, 2012 to June 30, 2012, as the Fund did not make any investments, earn any income or incur any expenses during the period.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY SUSTAINABLE GROWTH FUND*

INVESTOR SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013

Net Asset Value, Beginning of Year	$15.61	$14.06	$11.62	$10.00

Net Investment Income (Loss)(a)	(0.04)	(0.04)	(0.02)	(0.01)
Net Realized and Unrealized Gains (Losses)	1.12	1.90	2.60	1.64

Total from Investment Operations	$1.08	$1.86	$2.58	$1.63

Distributions:
from Net Realized Gains	(0.75)	(0.31)	(0.14)	(0.01)

Total Distributions to Shareholders	$(0.75)	$(0.31)	$(0.14)	$(0.01)

Redemption fees(a)	—(c)	—(c)	—	—

Net Asset Value, End of Year	$15.94	$15.61	$14.06	$11.62

Total Return	7.01%	13.34%	22.29%	16.27%

Net Assets at End of Year (000’s Omitted)	$25,676	$11,206	$46,823	$24,028

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.26)%	(0.26)%	(0.16)%	(0.12)%
Net Expenses	0.89%	0.90%	0.92%	1.01%
Gross Expenses(b)	0.89%	0.90%	0.92%	1.01%

Portfolio Turnover Rate	30%	37%	30%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*
Commenced operations on June 29, 2012. No financial highlights are presented for the period from June 29, 2012 to June 30, 2012, as the Fund did not make any investments, earn any income or incur any expenses during the year.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY SUSTAINABLE GROWTH FUND*

ADVISOR SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013

Net Asset Value, Beginning of Year	$15.50	$14.00	$11.60	$10.00

Net Investment Income (Loss)(a)	(0.08)	(0.07)	(0.05)	(0.04)
Net Realized and Unrealized Gains (Losses)	1.11	1.88	2.59	1.65

Total from Investment Operations	$1.03	$1.81	$2.54	$1.61

Distributions:
from Net Realized Gains	(0.75)	(0.31)	(0.14)	(0.01)

Total Distributions to Shareholders	$(0.75)	$(0.31)	$(0.14)	$(0.01)

Redemption fees(a)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$15.78	$15.50	$14.00	$11.60

Total Return	6.73%	13.03%	21.99%	16.07%

Net Assets at End of Year (000’s Omitted)	$201,727	$137,410	$132,846	$124,256

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.51)%	(0.51)%	(0.41)%	(0.37)%
Net Expenses	1.14%	1.15%	1.17%	1.26%
Gross Expenses(b)	1.14%	1.15%	1.17%	1.26%

Portfolio Turnover Rate	30%	37%	30%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*
Commenced operations on June 29, 2012. No financial highlights are presented for the period from June 29, 2012 to June 30, 2012, as the Fund did not make any investments, earn any income or incur any expenses during the period.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP GROWTH FUND

INSTITUTIONAL SHARES*

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$35.91	$35.85	$31.67	$28.36	$29.56

Net Investment Income (Loss)(a)	(0.14)	(0.18)	(0.22)	(0.07)	(0.21)
Net Realized and Unrealized Gains (Losses)	0.51	4.45	6. 08	6.07	(0.72)

Total from Investment Operations	$0.37	$4.27	$5.86	$6.00	$(0.93)

Distributions:
from Net Realized Gains	(5.09)	(4.21)	(1.68)	(2.69)	(0.27)

Total Distributions to Shareholders	$(5.09)	$(4.21)	$(1.68)	$(2.69)	$(0.27)

Redemption fees(a)	—	—	—	—	—

Net Asset Value, End of Year	$31.19	$35.91	$35.85	$31.67	$28.36

Total return	1.61%	12.98%	18.59%	22.84%	(3.08)%

Net Assets at End of Year (000’s Omitted)	$17,037	$12,841	$8,497	$7,347	$6,944

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.45)%	(0.51)%	(0.63)%	(0.24)%	(0.77)%
Net Expenses	0.98%	0.99%	1.01%	1.05%	1.11%
Gross Expenses(b)	0.98%	0.99%	1.01%	1.05%	1.11%

Portfolio Turnover Rate	32%	28%	19%	48%	66%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
*	Prior to October 19, 2012, Institutional Shares were known as D Shares.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP GROWTH FUND

INVESTOR SHARES*

	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$18.05	$18.04	$15.96	$14.31	$15.07

Net Investment Income (Loss)(a)	(0.10)	(0.11)	(0.14)	(0.05)	(0.11)
Net Realized and Unrealized Gains (Losses)	0.26	2.24	3.07	3.06	(0.38)

Total from Investment Operations	$0.16	$2.13	$2.93	$3.01	$(0.49)

Distributions:
from Net Realized Gains	(2.56)	(2.12)	(0.85)	(1.36)	(0.27)

Total Distributions to Shareholders	$(2.56)	$(2.12)	$(0.85)	$(1.36)	$(0.27)

Redemption fees(a)	—(c)	—(c)	— (c)	—(c)	—(c)

Net Asset Value, End of Year	$15.65	$18.05	$18.04	$15.96	$14.31

Total Return	1.43%	12.86%	18.42%	22.68%	(3.12)%

Net Assets at End of Year (000’s Omitted)	$268,390	$262,426	$285,287	$281,027	$215,311

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.60)%	(0.66)%	(0.78)%	(0.36)%	(0.82)%
Net Expenses	1.13%	1.14%	1.16%	1.17%	1.16%
Gross Expenses(b)	1.13%	1.14%	1.16%	1.17%	1.16%

Portfolio Turnover Rate	32%	28%	19%	48%	66%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.
Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP GROWTH FUND
ADVISOR SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$17.35	$17.39	$15.43	$13.86	$14.65

Net Investment Income (Loss)(a)	(0.13)	(0.15)	(0.18)	(0.09)	(0.14)
Net Realized and Unrealized Gains (Losses)	0.26	2.15	2.96	2.97	(0.38)

Total from Investment Operations	$0.13	$2.00	$2.78	$2.88	$(0.52)

Distributions:
from Net Realized Gains	(2.46)	(2.04)	(0.82)	(1.31)	(0.27)

Total Distributions to Shareholders	$(2.46)	$(2.04)	$(0.82)	$(1.31)	$(0.27)

Redemption fees(a)	—(c)	—	—	—	—(c)

Net Asset Value, End of Year	$15.02	$17.35	$17.39	$15.43	$13.86

Total return	1.27%	12.54%	18.07%	22.45%	(3.41)%

Net Assets at End of Year (000’s Omitted)	$9,704	$6,348	$7,300	$5,493	$2,875

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.85)%	(0.91)%	(1.03)%	(0.60)%	(1.07)%
Net Expenses	1.38%	1.39%	1.41%	1.41%	1.41%
Gross Expenses(b)	1.38%	1.39%	1.41%	1.41%	1.41%

Portfolio Turnover Rate	32%	28%	19%	48%	66%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(g)
INSTITUTIONAL SHARES

Net Asset Value, Beginning of Year/Period	$23.61	$23.96	$20.06	$16.77

Net Investment Income (Loss)(a)	0.13	0.10	0.12	0.06
Net Realized and Unrealized Gains (Losses)	(0.44)	0.86	4.91	3.30

Total from Investment Operations	$(0.31)	$0.96	$5.03	$3.36

Distributions:
from Net Investment Income	(0.10)	(0.14)	(0.19)	(0.07)
from Net Realized Gains	(0.45)	(1.17)	(0.94)	—

Total Distributions to Shareholders	$(0.55)	$(1.31)	$(1.13)	$(0.07)

Redemption fees(a)	—(e)	—(e)	—	—

Net Asset Value, End of Year/Period	$22.75	$23.61	$23.96	$20.06

Total Return	(1.17)%	4.04%	25.37%	20.13%(b)

Net Assets at End of Year/Period (000’s Omitted)	$156,205	$75,994	$19,515	$1,061

Ratios to Average Net Assets;
Net Investment Income (Loss)	0.59%	0.43%	0.51%	1.14%(c)
Net Expenses	0.98%	0.98%	1.00%	1.05%(c)
Gross Expenses(d)	0.98%	0.98%	1.00%	1.05%(c)

Portfolio Turnover Rate	30%	26%	30%	34%(f)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2013.
(g)	Commenced operations on October 19, 2012. The information presented is for the period from October 19, 2012 to June 30, 2013.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND

INVESTOR SHARES*

	Year Ended:
	June 30,	June 30,	June 30,	June 30,	June 30,
	2016	2015	2014	2013	2012

Net Asset Value, Beginning of Year	$23.59	$23.94	$20.06	$15.65	$16.89

Net Investment Income (Loss)(a)	0.10	0.07	0.08	0.18	0.10
Net Realized and Unrealized Gains (Losses)	(0.44)	0.86	4.90	4.29	(0.51)

Total from Investment Operations	$(0.34)	$0.93	$4.98	$4.47	$(0.41)

Distributions:
from Net Investment Income	(0.07)	(0.11)	(0.16)	(0.06)	(0.12)
from Net Realized Gains	(0.45)	(1.17)	(0.94)	—	(0.71)

Total Distributions to Shareholders	$(0.52)	$(1.28)	$(1.10)	$(0.06)	$(0.83)

Redemption fees(a)	—(c)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$22.73	$23.59	$23.94	$20.06	$15.65

Total Return	(1.32)%	3.90%	25.13%	28.64%	(1.90)%

Net Assets at End of Year (000’s Omitted)	$774,547	$748,003	$567,799	$371,018	$194,719

Ratios to Average Net Assets;
Net Investment Income (Loss)	0.44%	0.28%	0.36%	1.01%	0.64%
Net Expenses	1.13%	1.13%	1.15%	1.18%	1.19%
Gross Expenses(b)	1.13%	1.13%	1.15%	1.18%	1.19%

Portfolio Turnover Rate	30%	26%	30%	34%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012(g)
ADVISOR SHARES

Net Asset Value, Beginning of Year/Period	$23.48	$23.87	$20.01	$15.63	$16.39

Net Investment Income (Loss)(a)	0.04	0.01	0.02	0.03	0.07
Net Realized and Unrealized Gains (Losses)	(0.44)	0.85	4.89	4.38	(0.01)

Total from Investment Operations	$(0.40)	$0.86	$4.91	$4.41	$0.06

Distributions:
from Net Investment Income	(0.01)	(0.08)	(0.11)	(0.03)	(0.11)
from Net Realized Gains	(0.45)	(1.17)	(0.94)	—	(0.71)

Total Distributions to Shareholders	$(0.46)	$(1.25)	$(1.05)	$(0.03)	$(0.82)

Redemption fees(a)	—(e)	—	—(e)	—	—(e)

Net Asset Value, End of Year/Period	$22.62	$23.48	$23.87	$20.01	$15.63

Total Return	(1.58)%	3.61%	24.83%	28.28%	0.90%(b)

Net Assets at End of Year/Period (000’s Omitted)	$52,883	$58,583	$21,416	$15,764	$418

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.19%	0.03%	0.11%	0.75%	0.44%(c)
Net Expenses	1.38%	1.38%	1.40%	1.44%	1.39%(c)
Gross Expenses(d)	1.38%	1.38%	1.40%	1.44%	1.39%(c)

Portfolio Turnover Rate	30%	26%	30%	34%	36%(f)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2012.
(g)	Commenced operations July 28, 2011. The information presented is for the period from July 28, 2011 to June 30, 2012.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY GLOBAL LEADERS FUND

Year Ended:
June 30, 2016(e)
INVESTOR SHARES

Net Asset Value, Beginning of Period	$10.00

Net Investment Income (Loss)(a)	0.05
Net Realized and Unrealized Gains (Losses)	(0.40)

Total from Investment Operations	$(0.35)

Redemption fees(a)	—

Net Asset Value, End of Period	$9.65

Total Return	(3.50)%(b)

Net Assets at End of Period (000’s Omitted)	$26,367

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.55%(c)
Net Expenses	0.85%(c)
Gross Expenses(d)	1.41%(c)

Portfolio Turnover Rate	53%(b)

(a)	Calculated based on average shares outstanding during the year.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Commenced operations on July 1, 2015. The information is presented for the period from July 1, 2015 (end of day) to June 30, 2016.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY INTERMEDIATE INCOME FUND

INVESTOR SHARES*
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$10.63	$10.74	$10.85	$11.37	$11.28

Net Investment Income (Loss)(a)	0.20	0.19	0.17	0.19	0.24
Net Realized and Unrealized Gains (Losses)	0.22	(0.08)	0.12	(0.26)	0.36

Total from Investment Operations	$0.42	$0.11	$0.29	$(0.07)	$0.60

Distributions:
from Net Investment Income	(0.21)	(0.22)	(0.18)	(0.25)	(0.25)
from Net Realized Gains	(0.06)	—	(0.22)	(0.20)	(0.26)

Total Distributions to Shareholders	$(0.27)	$(0.22)	$(0.40)	$(0.45)	$(0.51)

Redemption fees(a)	—(c)	—(c)	—(c)	—(c)	—(c)

Net Asset Value, End of Year	$10.78	$10.63	$10.74	$10.85	$11.37

Total Return	3.99%	1.01%	2.66%	(0.72)%	5.42%

Net Assets at End of Year (000’s Omitted)	$137,900	$140,006	$207,371	$241,543	$292,556

Ratios to Average Net Assets:
Net Investment Income (Loss)(d)	1.92%	1.78%	1.54%	1.66%	2.15%
Net Expenses(e)	0.43%	0.45%	0.52%	0.52%	0.50%
Gross Expenses(b)(e)	0.50%	0.50%	0.52%	0.52%	0.50%

Portfolio Turnover Rate	68%	130%	162%	111%	75%

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
(d)
The Net Investment Income (Loss) ratio includes income actually earned by the Fund from its investments in fixed income securities as well as from dividend distributions made to it by the underlying investment companies in which it invests, as disclosed on the Statement of Operations and in further detail within the “Investments in Affiliates – Intermediate Income Fund” section of the Annual Report to Shareholders. The Net Investment Income ratio does not include any other pro-rata amounts of the net investment income of the underlying investment companies in which it invests.

(e)
The Gross and Net Expense ratios include the actual gross and net expenses incurred by the Fund as disclosed on the Statement of Operations.  The Gross and Net Expense ratios do not include any other pro-rata amounts of expenses incurred by the underlying investment companies in which the Fund invests (known as Acquired Fund Fees and Expenses).  For further details regarding the expenses waived in this Fund, refer to the “Investments in Affiliates – Intermediate Income Fund” section of the Annual Report to Shareholders.

*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

Table of Contents - Prospectus

Financial Highlight

BROWN ADVISORY INTERMEDIATE INCOME FUND

ADVISOR SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$10.42	$10.53	$10.65	$11.16	$11.08

Net Investment Income (Loss)(a)	0.17	0.16	0. 14	0.16	0.22
Net Realized and Unrealized Gains (Losses)	0.21	(0.08)	0. 11	(0.25)	0.35

Total from Investment Operations	$0.38	$0.08	$0.25	$(0.09)	$0.57

Distributions:
from Net Investment Income	(0.18)	(0.19)	(0. 15 )	(0.22)	(0.23)
from Net Realized Gains	(0.06)	—	(0. 22 )	(0.20)	(0.26)

Total Distributions to Shareholders	$(0.24)	$(0.19)	$(0.37)	$(0.42)	$(0.49)

Redemption fees(a)	—	—	—	—	—(c)

Net Asset Value, End of Year	$10.56	$10.42	$10.53	$10.65	$11.16

Total Return	3.71%	0.78%	2.36%	(0.87)%	5.21%

Net Assets at End of Year (000’s Omitted)	$8,972	$9,608	$12,613	$16,149	$19,540

Ratios to Average Net Assets:
Net Investment Income(d)	1.67%	1.53%	1. 29%	1.43%	1.94%
Net Expenses(e)	0.68%	0.70%	0. 77%	0.75%	0.71%
Gross Expenses(b)(e)	0.75%	0.75%	0. 77%	0.75%	0.71%

Portfolio Turnover Rate	68%	130%	162%	111%	75%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
(d)
The Net Investment Income (Loss) ratio includes income actually earned by the Fund from its investments in fixed income securities as well as from dividend distributions made to it by the underlying investment companies in which it invests, as disclosed on the Statement of Operations and in further detail within the “Investments in Affiliates – Intermediate Income Fund” section of the Annual Report to Shareholders. The Net Investment Income ratio does not include any other pro-rata amounts of the net investment income of the underlying investment companies in which it invests.

(e)
The Gross and Net Expense ratios include the actual gross and net expenses incurred by the Fund as disclosed on the Statement of Operations.  The Gross and Net Expense ratios do not include any other pro-rata amounts of expenses incurred by the underlying investment companies in which the Fund invests (known as Acquired Fund Fees and Expenses).  For further details regarding the expenses waived in this Fund, refer to the “Investments in Affiliates – Intermediate Income Fund” section of the Annual Report to Shareholders.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY TOTAL RETURN FUND

	Year/Period Ended:
	June 30, 2016	June 30, 2015(e)
INSTITUTIONAL SHARES

Net Asset Value, Beginning of Year/Period	$9.83	$10.00

Net Investment Income (Loss)(a)	0.25	0.13
Net Realized and Unrealized Gains (Losses)	0.37	(0.19)

Total from Investment Operations	$0.62	$(0.06)

Distributions:
from Net Investment Income	(0.27)	(0.11)

Total Distributions to Shareholders	$(0.27)	$(0.11)

Redemption fees(a)	—	—

Net Asset Value, End of Year/Period	$10.18	$9.83

Total Return	6.46%	(0.60)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$83,854	$73,735

Ratios to Average Net Assets;
Net Investment Income (Loss)	2.55%	1.89%(c)
Net Expenses	0.51%	0.54%(c)
Gross Expenses(d)	0.51%	0.54%(c)

Portfolio Turnover Rate	218%	235%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expenses reimbursements.
(e)	Commenced operations on October 30, 2014. The information presented is for the period from October 30, 2014 to June 30, 2015.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY TOTAL RETURN FUND

	Year/Period Ended:
	June 30, 2016	June 30, 2015(e)
INVESTOR SHARES

Net Asset Value, Beginning of Period	$9.83	$10.00

Net Investment Income(a)	0.25	0.12
Net Realized and Unrealized Losses	0.37	(0.18)

Total from Investment Operations	$0.62	$(0.06)

Distributions:
from Net Investment Income	(0.27)	(0.11)

Total Distributions to Shareholders	$(0.27)	$(0.11)

Redemption fees(a)	—	—

Net Asset Value, End of Period	$10.18	$9.83

Total Return	6.40%	(0.63)%(b)

Net Assets at End of Period (000’s Omitted)	$1,957	$9,081

Ratios to Average Net Assets:
Net Investment Income	2.50%	1.84%(c)
Net Expenses	0.56%	0.59%(c)
Gross Expenses(d)	0.56%	0.59%(c)

Portfolio Turnover Rate	218%	235%(b)

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Commenced operations on October 31, 2014. The information presented is for the period from October 31, 2014 to June 30, 2015.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY STRATEGIC BOND FUND

	Period Ended:
	June 30, 2016	June 30, 2015(f)
INVESTOR SHARES

Net Asset Value, Beginning of Year/Period	$9.83	$10.07

Net Investment Income(a)	0.30	0.16
Net Realized and Unrealized Gains (Losses)	(0.19)	(0.35)

Total from Investment Operations	$0.11	$(0.19)

Distributions:
from Net Investment Income	(0.47)	(0.05)

Total Distributions to Shareholders	$(0.47)	$(0.05)

Redemption fees(a)	—	—

Net Asset Value, End of Year/Period	$9.47	$9.83

Total Return	1.18%	(1.85)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$39,211	$59,680

Ratios to Average Net Assets:
Net Investment Income (Loss)	3.21%	2.42%(c)
Net Expenses	0.70%	0.70%(c)
Gross Expenses(d)	0.73%	0.72%(c)

Portfolio Turnover Rate	288%	317%(e)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Reflects portfolio turnover at Fund level for the year ended June 30, 2015.
(f)	Commenced operations on October 31, 2014. The information presented is for the period from October 31, 2014 to June 30, 2015.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY STRATEGIC BOND FUND

ADVISOR SHARES
		Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012(g)

Net Asset Value, Beginning of Year/Period	$9.82	$10.04	$9.68	$9.68	$10.00

Net Investment Income (Loss)(a)	0.28	0.19	(0.01)	(0.09)	(0.04)
Net Realized and Unrealized Gains (Losses)	(0.20)	(0.37)	0.42	0.29	(0.27)

Total from Investment Operations	$0.08	$(0.18)	$0.41	$0.20	$(0.31)

Distributions from:
Net Investment Income	(0.43)	(0.04)	(0.05)	(0.20)	(0.01)

Total Distributions to Shareholders	$(0.43)	$(0.04)	$(0.05)	$(0.20)	$(0.01)

Redemption fees(a)	—	—	—	—(e)	—(e)

Net Asset Value, End of Year/Period	$9.47	$9.82	$10.04	$9.68	$9.68

Total Return	0.84%	(1.80)%	4.22%	2.09%	(3.09)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$865	$1,692	$24,399	$25,570	$29,541

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.96%	1.91%	(0.07)%	(0.87)%	(0.56)%(c)
Net Expenses	0.95%	1.21%(f)	1.33%	1.40%	1.40%(c)
Gross Expenses(d)	0.98%	1.22%(f)	1.33%	1.40%	1.40%(c)

Portfolio Turnover Rate	288%	317%	1010%	992%	1,290%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)
On October 31, 2015, the expense cap for this share class was lowered to 0.95%. For the period from October 31, 2014 to June 30, 2015, the net and gross expense ratios were 0.95% and 0.97%, respectively.

(g)	Commenced operations on September 30, 2011. The information presented is for the period from September 30, 2011 to June 30, 2012.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY MARYLAND BOND FUND

INVESTOR SHARES*
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012

Net Asset Value, Beginning of Year	$10.65	$10.82	$10.81	$11.06	$10.85

Net Investment Income (Loss)(a)	0.23	0.18	0.21	0.21	0.25
Net Realized and Unrealized Gains (Losses)	0.32	(0.12)	0.10	(0.23)	0.26

Total from Investment Operations	$0.55	$0.06	$0.31	$(0.02)	$0.51

Distributions from:
Net Investment Income	(0.23)	(0.18)	(0.21)	(0.21)	(0.25)
Net Realized Gains	(0.05)	(0.05)	(0.09)	(0.02)	(0.05)

Total Distributions to Shareholders	$(0.28)	$(0.23)	$(0.30)	$(0.23)	$(0.30)

Redemption fees(a)	—	—(c)	—	—(c)	—(c)

Net Asset Value, End of Year	$10.92	$10.65	$10.82	$10.81	$11.06

Total Return	5.24%	0.58%	2.94%	(0.25)%	4.69%

Net Assets at End of Year (000’s Omitted)	$183,705	$199,469	$205,717	$252,166	$250,087

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.12%	1.66%	1.99%	1.86%	2.23%
Net Expenses	0.48%	0.49%	0.52%	0.52%	0.51%
Gross Expenses(b)	0.48%	0.49%	0.52%	0.52%	0.51%

Portfolio Turnover Rate	80%	61%	56%	30%	16%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY TAX EXEMPT BOND FUND*

INVESTOR SHARES
	Year Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013

Net Asset Value, Beginning of Year	$9.93	$10.03	$9.84	$10.00

Net Investment Income (Loss)(a)	0.25	0.18	0.19	0.13
Net Realized and Unrealized Gains (Losses)	0.33	(0.10)	0.19	(0.12)

Total from Investment Operations	$0.58	$0.08	$0.38	$0.01

Distributions from:
Net Investment Income	(0.25)	(0.18)	(0.19)	(0.13)
Net Realized Gains	—	—	—(c)	(0.04)

Total Distributions to Shareholders	$(0.25)	$(0.18)	$(0.19)	$(0.17)

Redemption fees(a)	—	—(c)	—	—(c)

Net Asset Value, End of Year	$10.26	$9.93	$10.03	$9.84

Total Return	5.94%	0.78%	3.94%	0.03%

Net Assets at End of Year (000’s Omitted)	$233,675	$224,154	$205,177	$161,891

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.51%	1.78%	1.96%	1.35%
Net Expenses	0.49%	0.50%	0.52%	0.55%
Gross Expenses(b)	0.49%	0.50%	0.52%	0.55%

Portfolio Turnover Rate	119%	109%	157%	87%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*
Commenced operations on June 29, 2012. No financial highlights are presented for the period from June 29, 2012 to June 30, 2012, as the Fund did not make any investments, earn any income or incur any expenses during the period.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY MORTGAGE SECURITIES FUND

INSTITUTIONAL SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(e)

Net Asset Value, Beginning of Year/Period	$10.06	$10.16	$10.15

Net Investment Income (Loss)(a)	0.22	0.27	0.03
Net Realized and Unrealized Gains (Losses)	0.21	0.01	0.02

Total from Investment Operations	$0.43	$0.28	$0.05

Distributions from:
Net Investment Income	(0.25)	(0.30)	(0.04)
Net Realized Gains	(0.04)	(0.08)	—

Total Distributions to Shareholders	$(0.29)	$(0.38)	$(0.04)

Redemption fees(a)	—	—	—

Net Asset Value, End of Year/Period	$10.20	$10.06	$10.16

Total Return	4.32%	2.74%	0.49%(b)

Net Assets at End of Year/Period (000’s Omitted)	$377,908	$206,299	$131,415

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.12%	2.68%	1.98%(c)
Net Expenses	0.45%	0.47%	0.52%(c)
Gross Expenses(d)	0.45%	0.47%	0.52%(c)

Portfolio Turnover Rate	244%	147%	88%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Commenced operations on May 13, 2014. The information presented is for the period from May 13, 2014 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY MORTGAGE SECURITIES FUND

INVESTOR SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(e)

Net Asset Value, Beginning of Year/Period	$10.06	$10.16	$10.00

Net Investment Income (Loss)(a)	0.21	0.27	0.10
Net Realized and Unrealized Gains (Losses)	0.22	—	0.16

Total from Investment Operations	$0.43	$0.27	$0.26

Distributions from:
Net Investment Income	(0.24)	(0.29)	(0.10)
Net Realized Gains	(0.04)	(0.08)	—

Total Distributions to Shareholders	$(0.28)	$(0.37)	$(0.10)

Redemption fees(a)	—	—	—

Net Asset Value, End of Year/Period	$10.21	$10.06	$10.16

Total Return	4.33%	2.68%	2.62%(b)

Net Assets at End of Year/Period (000’s Omitted)	$1,793	$28,649	$67,776

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.07%	2.63%	1.93%(c)
Net Expenses	0.50%	0.52%	0.57%(c)
Gross Expenses(d)	0.50%	0.52%	0.57%(c)

Portfolio Turnover Rate	244%	147%	88%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Commenced operations on December 26, 2013. The information presented is for the period from December 26, 2013 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC STRATEGIC EUROPEAN EQUITY FUND

INSTITUTIONAL SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$10.20	$10.46	$10.00

Net Investment Income (Loss)(a)	0.13	0.14	0.14
Net Realized and Unrealized Gains (Losses)	(0.40)	(0.29)	0.32

Total from Investment Operations	$(0.27)	$(0.15)	$0.46

Distributions from:
Net Investment Income	(0.03)	(0.11)	—

Total Distributions to Shareholders	$(0.03)	(0.11)	$−−

Redemption fees(a)	—(e)	—	—

Net Asset Value, End of Year/Period	$9.90	$10.20	$10.46

Total Return	(2.68)%	(1.42)%	4.60%(b)

Net Assets at End of Year/Period (000’s Omitted)	$1,059,870	$240,182	$202,616

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.30%	1.35%	2.01%(c)
Net Expenses	1.11%	1.13%	1.23%(c)
Gross Expenses(d)	1.11%	1.13%	1.23%(c)

Portfolio Turnover Rate	31%	48%	25%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on October 21, 2013. The information presented is for the period from October 21, 2013 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC STRATEGIC EUROPEAN EQUITY FUND

INVESTOR SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$10.19	$10.45	$10.00

Net Investment Income (Loss)(a)	0.12	0.12	0.13
Net Realized and Unrealized Gains (Losses)	(0.41)	(0.29)	0.32

Total from Investment Operations	$(0.29)	$(0.17)	$0.45

Distributions from:
Net Investment Income	—	(0.09)	—

Total Distributions to Shareholders	$—	$(0.09)	$−−

Redemption fees(a)	—	—(e)	—

Net Asset Value, End of Year/Period	$9.90	$10.19	$10.45

Total Return	(2.85)%	(1.56)%	4.50%(b)

Net Assets at End of Year/Period (000’s Omitted)	$13,031	$25,840	$18,011

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.15%	1.20%	1.86%(c)
Net Expenses	1.26%	1.28%	1.38%(c)
Gross Expenses(d)	1.26%	1.28%	1.38%(c)

Portfolio Turnover Rate	31%	48%	25%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on October 21, 2013. The information presented is for the period from October 21, 2013 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC STRATEGIC EUROPEAN EQUITY FUND

ADVISOR SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$10.17	$10.44	$10.00

Net Investment Income (Loss)(a)	0.09	0.10	0.11
Net Realized and Unrealized Gains (Losses)	(0.41)	(0.29)	0.33

Total from Investment Operations	$(0.32)	$(0.19)	$0.44

Distributions from:
Net Investment Income	—	(0.08)	—

Total Distributions to Shareholders	$—	$(0.08)	$—

Redemption fees(a)	—	−−(e)	—

Net Asset Value, End of Year/Period	$9.85	$10.17	$10.44

Total Return	(3.15)%	(1.78)%	4.40%(b)

Net Assets at End of Year/Period (000’s Omitted)	$745	$1,076	$240

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.90%	0.95%	1.61%(c)
Net Expenses	1.51%	1.53%	1.63%(c)
Gross Expenses(d)	1.51%	1.53%	1.63%(c)

Portfolio Turnover Rate	31%	48%	25%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on October 21, 2013. The information presented is for the period from October 21, 2013 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC JAPAN ALPHA OPPORTUNITIES FUND

INSTITUTIONAL SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$12.83	$10.50	$10.00

Net Investment Income (Loss)(a)	0.06	0.05	0.05
Net Realized and Unrealized Gains (Losses)	(2.91)	2.86	0.45

Total from Investment Operations	$(2.85)	$2.91	$0.50

Distributions from:
Net Investment Income	(0.95)	(0.51)	—
Realized Gains	(0.20)	(0.07)	—

Total Distributions to Shareholders	$(1.15)	$(0.58)	$—

Redemption fees(a)	—(e)	—(e)	—

Net Asset Value, End of Year/Period	$8.83	$12.83	$10.50

Total Return	(24.02)%	28.62%	5.00%(b)

Net Assets at End of Year/Period (000’s Omitted)	$1,828,840	$1,582,214	$1,080,717

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.53%	0.41%	1.59%(c)
Net Expenses	1.14%	1.15%	1.21%(c)
Gross Expenses(d)	1.14%	1.15%	1.21%(c)

Portfolio Turnover Rate	105%	70%	26%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on March 4, 2014. The information presented is for the period from March 4, 2014 to June 30, 2014.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC JAPAN ALPHA OPPORTUNITIES FUND

INVESTOR SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$12.82	$10.49	$10.00

Net Investment Income (Loss)(a)	0.04	0.03	0.05
Net Realized and Unrealized Gains (Losses)	(2.91)	2.87	0.44

Total from Investment Operations	$(2.87)	$2.90	$0.49

Distributions from:
Net Investment Income	(0.94)	(0.50)	—
Realized Gains	(0.20)	(0.07)	—

Total Distributions to Shareholders	$(1.14)	$(0.57)	$—

Redemption fees(a)	—(e)	—(e)	—

Net Asset Value, End of Year/Period	$8.81	$12.82	$10.49

Total Return	(24.20)%	28.57%	4.90%(b)

Net Assets at End of Year/Period (000’s Omitted)	$1,595	$25,628	$4,522

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.38%	0.26%	1.44%(c)
Net Expenses	1.29%	1.30%	1.36%(c)
Gross Expenses(d)	1.29%	1.30%	1.36%(c)

Portfolio Turnover Rate	105%	70%	26%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on March 4, 2014. The information presented is for the period from March 4, 2014 to June 30, 2014.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – WMC JAPAN ALPHA OPPORTUNITIES FUND

ADVISOR SHARES

	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014(f)

Net Asset Value, Beginning of Year/Period	$12.79	$10.48	$10.00

Net Investment Income (Loss)(a)	0.01	—	0.04
Net Realized and Unrealized Gains (Losses)	(2.90)	2.87	0.44

Total from Investment Operations	$(2.89)	$2.87	$0.48

Distributions from:
Net Investment Income	(0.92)	(0.49)	—
Realized Gains	(0.20)	(0.07)	—

Total Distributions to Shareholders	$(1.12)	$(0.56)	$—

Redemption fees(a)	—(e)	—	—

Net Asset Value, End of Year/Period	$8.78	$12.79	$10.48

Total Return	(24.39)%	28.22%	4.80%(b)

Net Assets at End of Year/Period (000’s Omitted)	$687	$1,670	$59

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.13%	0.01%	1.19%(c)
Net Expenses	1.54%	1.55%	1.61%(c)
Gross Expenses(d)	1.54%	1.55%	1.61%(c)

Portfolio Turnover Rate	105%	70%	26%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on March 4, 2014. The information presented is for the period from March 4, 2014 to June 30, 2014.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – SOMERSET EMERGING MARKETS FUND

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(f)

Net Asset Value, Beginning of Year/Period	$9.74	$10.22	$9.52	$10.00

Net Investment Income (Loss)(a)	0.13	0.13	0.20	0.12
Net Realized and Unrealized Gains (Losses)	(1.05)	(0.46)	0.61	(0.60)

Total from Investment Operations	$(0.92)	$(0.33)	$0.81	$(0.48)

Distributions from:
Net Investment Income	(0.09)	(0.15)	(0.11)	— (e)

Total Distributions to Shareholders	$(0.09)	$(0.15)	$(0.11)	$—(e)

Redemption fees(a)	—	—	—	— (e)

Net Asset Value, End of Year/Period	$8.73	$9.74	$10.22	$9.52

Total Return	(9.40)%	(3.22)%	8.62%	(4.77)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$319,993	$268,530	$193,676	$122,515

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.56%	1.31%	2.08%	2.17%(c)
Net Expenses	1.17%	1.22%	1.25%	1.41%(c)
Gross Expenses(d)	1.17%	1.22%	1.25%	1.41%(c)

Portfolio Turnover Rate	19%	22%	19%	19%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on December 12, 2012. The information presented is for the period from December 12, 2012 to June 30, 2013.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – SOMERSET EMERGING MARKETS FUND

INVESTOR SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(f)

Net Asset Value, Beginning of Year/Period	$9.73	$10.21	$9.51	$10.00

Net Investment Income (Loss)(a)	0.12	0.11	0.19	0.11
Net Realized and Unrealized Gains (Losses)	(1.06)	(0.45)	0.61	(0.60)

Total from Investment Operations	$(0.94)	$(0.34)	$0.80	$(0.49)

Distributions from:
Net Investment Income	(0.08)	(0.14)	(0.10)	—(e)

Total Distributions to Shareholders	$(0.08)	$(0.14)	$(0.10)	$—(e)

Redemption fees(a)	—(e)	—	—	—

Net Asset Value, End of Year/Period	$8.71	$9.73	$10.21	$9.51

Total Return	(9.60)%	(3.33)%	8.51%	(4.87)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$196,841	$155,919	$24,291	$11,695

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.41%	1.16%	1.93%	2.02%(c)
Net Expenses	1.32%	1.37%	1.40%	1.56%(c)
Gross Expenses(d)	1.32%	1.37%	1.40%	1.56%(c)

Portfolio Turnover Rate	19%	22%	19%	19%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on December 12, 2012. The information presented is for the period from December 12, 2012 to June 30, 2013.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY – SOMERSET EMERGING MARKETS FUND

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013(f)

Net Asset Value, Beginning of Year/Period	$9.70	$10.18	$9.49	$10.00

Net Investment Income (Loss)(a)	0.10	0.09	0.16	0.10
Net Realized and Unrealized Gains (Losses)	(1.05)	(0.46)	0.61	(0.61)

Total from Investment Operations	$(0.95)	$(0.37)	$0.77	$(0.51)

Distributions from:
Net Investment Income	(0.02)	(0.11)	(0.08)	—(e)

Total Distributions to Shareholders	$(0.02)	$(0.11)	$(0.08)	$—(e)

Redemption fees(a)	—	—	—	—

Net Asset Value, End of Year/Period	$8.73	$9.70	$10.18	$9.49

Total Return	(9.82)%	(3.60)%	8.19%	(5.07)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$281	$942	$533	$990

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.16%	0.91%	1.68%	1.77%(c)
Net Expenses	1.57%	1.62%	1.65%	1.81%(c)
Gross Expenses(d)	1.57%	1.62%	1.65%	1.81%(c)

Portfolio Turnover Rate	19%	22%	19%	19%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on December 12, 2012. The information presented is for the period from December 12, 2012 to June 30, 2013.

Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY EMERGING MARKETS SMALL-CAP FUND

	Year/Period Ended:
	June 30, 2016	June 30, 2015(e)
INSTITUTIONAL SHARES

Net Asset Value, Beginning of Year/Period	$11.70	$10.00

Net Investment Income (Loss)(a)	—	0.02
Net Realized and Unrealized Gains (Losses)	(2.10)	1.68

Total from Investment Operations	$(2.10)	$1.70

Distributions from:
Net Realized Gains	(0.42)	—
Total Distributions to Shareholders	$(0.42)	$—

Redemption fees(a)	—	—

Net Asset Value, End of Year/Period	$9.18	$11.70

Total Return	(18.16)%	17.00%(b)

Net Assets at End of Year/Period (000’s Omitted)	$212,344	$187,901

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.03)%	0.27%(c)
Net Expenses	1.51%	1.83%(c)
Gross Expenses(d)	1.51%	1.83%(c)

Portfolio Turnover Rate	126%	89%(b)

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Commenced operations on November 21, 2014. The information presented is for the period from November 21, 2014 to June 30, 2015.
Table of Contents - Prospectus

Financial Highlights

BROWN ADVISORY EMERGING MARKETS SMALL-CAP FUND

	Period/Year Ended:
	June 30, 2016	June 30, 2015(f)
INVESTOR SHARES

Net Asset Value, Beginning of Year/Period	$11.69	$10.00

Net Investment Income (Loss)(a)	(0.02)	0.01
Net Realized and Unrealized Gains (Losses)	(2.10)	1.68

Total from Investment Operations	$(2.12)	$1.69

Distribution from:
Net Realized Gains	(0.42)	—
Total Distributions to Shareholders	$(0.42)	—

Redemption fees(a)	—(e)	—

Net Asset Value, End of Year/Period	$9.15	$11.69

Total Return	(18.35)%	16.90%(b)

Net Assets at End of Year/Period (000’s Omitted)	$5,633	$18,992

Ratios to Average Net Assets:
Net Investment Income	(0.18)%	0.12%(c)
Net Expenses	1.66%	1.98%(c)
Gross Expenses(d)	1.66%	1.98%(c)

Portfolio Turnover Rate	126%	89%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on November 21, 2014. The information presented is for the period from November 21, 2014 to June 30, 2015.

Table of Contents - Prospectus

At Brown Advisory, we believe that you deserve frank and open communication on all aspects of our relationship. In this spirit, we provide this annual summary of our policies relating to confidentiality and privacy of client information, mutual funds, conflicts of interest, trading commissions, proxy voting and Form ADV annual notice.

CONFIDENTIALITY AND PRIVACY POLICY

Brown Advisory takes the confidentiality of your personal information and the privacy of your account very seriously. Our commitment to safeguard your personal information goes beyond our legal obligation to process your transactions accurately and securely. Whether we serve you online, in person, on the telephone or by mail, the principles that guide the way in which we conduct business are built upon the core values of trust and integrity.

We limit access to your personal information to only those employees with a business reason to know such information. We train and consistently remind all employees to respect client privacy and to recognize the importance of the confidentiality of such information. Those who violate our privacy policy are subject to disciplinary action. This commitment also applies to the sharing of information among Brown Advisory and its affiliates.

We maintain physical, electronic and procedural safeguards that comply with applicable laws and regulations to protect your personal information, including various measures to protect your personal information while it is stored electronically.

Federal law requires us to inform you that we have on record personal information about you and that we obtain such information from you directly (e.g., information you provide to us on account applications and other forms, such as your name, address, social security number, occupation, assets and income) and indirectly (e.g., information on our computer systems about your transactions with us, such as your account balance and account holdings). Any personal information you choose to provide is kept confidential and allows us to: (i) provide better and more complete investment and strategic advice; (ii) develop new services that meet additional needs you may have; and, (iii) comply with legal and regulatory requirements.

In addition, in the normal conduct of our business, it may become necessary for us to share information relating to our clients that we have on record, as described above, with companies not affiliated with us who are under contract to perform services on our behalf. For example, we have contracted with companies to assist us in complying with anti-terrorist and anti-money laundering statutory requirements (including the identification and reporting of activities that may involve terrorist acts or money laundering activities), companies that provide clearing services, and other vendors that provide services directly related to your account relationship with us. Our agreements with these companies require that they keep your information confidential and not use such information for any unrelated purpose.

We do not sell information about you to third parties, and we do not otherwise disclose information to third parties without your permission or unless required by law.
Table of Contents - Prospectus
PN-1

FOR MORE INFORMATION

Annual/Semi-Annual Reports
The annual and semi-annual reports provide additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You can get free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Funds’ website at www.brownadvisoryfunds.com or by contacting the Funds at:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-540-6807 (toll free) or 414-203-9064

Securities and Exchange Commission Information
You can also review each Fund’s annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by visiting the SEC’s website www.sec.gov or e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address: publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207	Investment Company Act File No. 811-22708
Table of Contents - Prospectus

BROWN ADVISORY GROWTH EQUITY FUND Institutional Shares (BAFGX) Investor Shares (BIAGX) Advisor Shares (BAGAX)	BROWN ADVISORY TOTAL RETURN FUND Institutional Shares (BAFTX) Investor Shares (BIATX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY FLEXIBLE EQUITY FUND Institutional Shares (BAFFX) Investor Shares (BIAFX) Advisor Shares (BAFAX)	BROWN ADVISORY STRATEGIC BOND FUND Institutional Shares (Not Available for Sale) Investor Shares (BIABX) Advisor Shares (BATBX)
BROWN ADVISORY EQUITY INCOME FUND Institutional Shares (BAFDX) Investor Shares (BIADX)	BROWN ADVISORY MARYLAND BOND FUND Institutional Shares (Not Available for Sale) Investor Shares (BIAMX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY SUSTAINABLE GROWTH FUND Institutional Shares (BAFWX) Investor Shares (BIAWX) Advisor Shares (BAWAX)	BROWN ADVISORY TAX EXEMPT BOND FUND Institutional Shares (Not Available for Sale) Investor Shares (BIAEX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY SMALL-CAP GROWTH FUND Institutional Shares (BAFSX) Investor Shares (BIASX) Advisor Shares (BASAX)	BROWN ADVISORY MORTGAGE SECURITIES FUND Institutional Shares (BAFZX) Investor Shares (BIAZX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND Institutional Shares (BAUUX) Investor Shares (BIAUX) Advisor Shares (BAUAX)	BROWN ADVISORY – WMC STRATEGIC EUROPEAN EQUITY FUND Institutional Shares (BAFHX) Investor Shares (BIAHX) Advisor Shares (BAHAX)
BROWN ADVISORY GLOBAL LEADERS FUND Institutional Shares (Not Available for Sale) Investor Shares (BIALX) Advisor Shares (Not Available for Sale)	BROWN ADVISORY – WMC JAPAN ALPHA OPPORTUNITIES FUND Institutional Shares (BAFJX) Investor Shares (BIAJX) Advisor Shares (BAJAX)
BROWN ADVISORY INTERMEDIATE INCOME FUND Institutional Shares (Not Available for Sale) Investor Shares (BIAIX) Advisor Shares (BAIAX)	BROWN ADVISORY − SOMERSET EMERGING MARKETS FUND Institutional Shares (BAFQX) Investor Shares (BIAQX) Advisor Shares (BAQAX)
BROWN ADVISORY EMERGING MARKETS SMALL-CAP FUND Institutional Shares (BAFNX) Investor Shares (BIANX) Advisor Shares (Not Available for Sale)
Table of Contents - Prospectus

STATEMENT OF ADDITIONAL INFORMATION

BROWN ADVISORY FUNDS
October 31, 2016

Investment Adviser: Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Account Information and Shareholder Services: Brown Advisory Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201 (800) 540-6807 (toll free) or (414) 203-9064

BROWN ADVISORY GROWTH EQUITY FUND Institutional Shares (BAFGX) Investor Shares (BIAGX) Advisor Shares (BAGAX)	BROWN ADVISORY TOTAL RETURN FUND Institutional Shares (BAFTX) Investor Shares (BIATX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY FLEXIBLE EQUITY FUND Institutional Shares (BAFFX) Investor Shares (BIAFX) Advisor Shares (BAFAX)	BROWN ADVISORY STRATEGIC BOND FUND Institutional Shares (Not Available for Sale) Investor Shares (BIABX) Advisor Shares (BATBX)
BROWN ADVISORY EQUITY INCOME FUND Institutional Shares (BAFDX) Investor Shares (BIADX) Advisor Shares (BADAX)	BROWN ADVISORY MARYLAND BOND FUND Institutional Shares (Not Available for Sale) Investor Shares (BIAMX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY SUSTAINABLE GROWTH FUND Institutional Shares (BAFWX) Investor Shares (BIAWX) Advisor Shares (BAWAX)	BROWN ADVISORY TAX EXEMPT BOND FUND Institutional Shares (Not Available for Sale) Investor Shares (BIAEX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY SMALL-CAP GROWTH FUND Institutional Shares (BAFSX) Investor Shares (BIASX) Advisor Shares (BASAX)	BROWN ADVISORY MORTGAGE SECURITIES FUND Institutional Shares (BAFZX) Investor Shares (BIAZX) Advisor Shares (Not Available for Sale)
BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND Institutional Shares (BAUUX) Investor Shares (BIAUX) Advisor Shares (BAUAX)	BROWN ADVISORY – WMC STRATEGIC EUROPEAN EQUITY FUND Institutional Shares (BAFHX) Investor Shares (BIAHX) Advisor Shares (BAHAX)
BROWN ADVISORY GLOBAL LEADERS FUND Institutional Shares (Not Available for Sale) Investor Shares (BIALX) Advisor Shares (Not Available for Sale)	BROWN ADVISORY – WMC JAPAN ALPHA OPPORTUNITIES FUND Institutional Shares (BAFJX) Investor Shares (BIAJX) Advisor Shares (BAJAX)
BROWN ADVISORY INTERMEDIATE INCOME FUND Institutional Shares (Not Available for Sale) Investor Shares (BIAIX) Advisor Shares (BAIAX)	BROWN ADVISORY – SOMERSET EMERGING MARKETS FUND Institutional Shares (BAFQX) Investor Shares (BIAQX) Advisor Shares (BAQAX)
BROWN ADVISORY EMERGING MARKETS SMALL-CAP FUND Institutional Shares (BAFNX) Investor Shares (BIANX) Advisor Shares (Not Available for Sale)

This Statement of Additional Information (the “SAI”) provides additional information to the Prospectus dated October 31, 2016, as may be amended from time to time.  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above or by visiting the Funds’ website at www.brownadvisoryfunds.com.

Investors in the Funds will be informed of the Funds’ progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Financial Statements for the Funds) for the fiscal year ended June 30, 2016, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

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GLOSSARY

As used in this SAI, the following terms have the meanings listed:

“Accountant” means U.S. Bancorp Fund Services, LLC.

“Administrator” means U.S. Bancorp Fund Services, LLC.

“Adviser” means Brown Advisory LLC, the Funds’ investment adviser.

“Board” means the Board of Trustees of the Trust.

“Bond Fund” means each of Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund.

“CFTC” means Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended the rules thereunder, IRS interpretations and any private letter rulings or similar authority upon which the Funds may rely.

“Custodian” means U.S. Bank National Association.

“Distributor” means Quasar Distributors, LLC.

“Equity Fund” means each of Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory − WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund and Brown Advisory Emerging Markets Small-Cap Fund.

“Fund” means each of Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory − WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund, and Brown Advisory Emerging Markets Small-Cap Fund.

“Independent Trustee” means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s Corporation, a division of the McGraw Hill Companies.

“Sub-Adviser” means Brown Advisory Limited, Wellington Management Company LLP, Somerset Capital Management LLP and Macquarie Funds Management Hong Kong Limited.

“Transfer Agent” means U.S. Bancorp Fund Services, LLC.

“Trust” means Brown Advisory Funds.

“U.S.” means United States.

“USBFS” means U.S. Bancorp Fund Services, LLC.

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and including rules and regulations as promulgated thereunder.

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“1934 Act” means the Securities Exchange Act of 1934, as amended, and including rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and including rules and regulations, SEC interpretations and any exemptive order applicable to the Funds or interpretive relief promulgated thereunder.

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THE TRUST

The Trust is a Delaware statutory trust organized on May 1, 2012, and is registered with the SEC as an open-end management investment company.  The Trust’s Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series and classes, with each series representing a separate portfolio of investments with its own investment objectives, policies and restrictions.  The Board may, from time to time, issue additional series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust currently offers eighteen separate investment series, or mutual funds (the “Funds”), one of which is offered in a separate SAI, this SAI discusses the following seventeen Funds: Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory − WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund, and Brown Advisory Emerging Markets Small-Cap Fund.

As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

Fund History

The Trust’s initial two funds, the Brown Advisory Sustainable Growth Fund and the Brown Advisory Tax Exempt Bond Fund (the “Initial Funds”), became effective on June 29, 2012.  Each of the other Funds in the Trust (other than the Initial Funds, the Brown Advisory Global Leaders Fund, the  Brown Advisory Total Return Fund, the Brown Advisory Mortgage Securities Fund, the Brown Advisory − WMC Strategic European Equity Fund, the Brown Advisory – WMC Japan Alpha Opportunities Fund, the Brown Advisory – Somerset Emerging Markets Fund and the Brown Advisory Emerging Markets Small-Cap Fund,) became effective on October 19, 2012 and are the successors in interest to certain funds having the same names and investment objectives that were included as series of another investment company, Professionally Managed Portfolios (the “PMP Trust”) and that were also advised by the Funds’ investment adviser, Brown Advisory LLC (the “Predecessor Funds”).  On September 26, 2012, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into their corresponding series of the Trust (the “Successor Funds”) and effective as of the close of business on October 19, 2012, the assets and liabilities of each of the Predecessor Funds were transferred to the Trust in exchange for shares of each of the applicable Successor Funds.

In addition, also on September 26, 2012, the shareholders of the Winslow Green Growth Fund, also a separate investment series of the PMP Trust, approved the transfer of the assets and liabilities of the Winslow Green Growth Fund into the Brown Advisory Sustainable Growth Fund.  The effective date of the reorganization of the Winslow Green Growth Fund into the Brown Advisory Sustainable Growth Fund was the close of business on October 19, 2012.

Prior to October 31, 2014 the Brown Advisory Strategic Bond Fund was named the Brown Advisory Tactical Bond Fund.

Prior to August 15, 2013 the Brown Advisory Flexible Equity Fund was named the Brown Advisory Flexible Value Fund, and prior to October 1, 2008, this Fund was named the Flag Investors – Equity Opportunity Fund.

Prior to July 1, 2013 the Brown Advisory Sustainable Growth Fund was named the Brown Advisory Winslow Sustainability Fund.

On December 30, 2005, the Nevis Fund, Inc. (the “Nevis Predecessor Fund”), a registered investment company, reorganized with and into the Brown Advisory Opportunity Fund.  The Nevis Predecessor Fund maintained the same investment objective and similar investment policies to that of the Brown Advisory Opportunity Fund.  The Board approved the transfer of the assets and liabilities of the Brown Advisory Opportunity Fund into the Brown Advisory Global Leaders Fund.  The effective date of the reorganization of the Brown Advisory Opportunity Fund into the Brown Advisory Global Leaders Fund was the close of business on October 23, 2015.

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Prior to April 30, 2004, the Brown Advisory Intermediate Income Fund was named the Brown Advisory Intermediate Bond Fund.  Prior to November 18, 2002, the Fund was named the BrownIA Intermediate Bond Fund.

Prior to November 18, 2002, the Brown Advisory Small-Cap Growth Fund was named the BrownIA Small-Cap Growth Fund and the Brown Advisory Growth Equity Fund was named the BrownIA Growth Equity Fund.

On September 20, 2002, the Short-Intermediate Income Fund, Inc. reorganized with and into the Brown Advisory Intermediate Income Fund.  The Short-Intermediate Income Fund maintained the same investment objective and similar investment policies to that of the Brown Advisory Intermediate Income Fund.

Each of the Funds (other than the Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund) are diversified series of the Trust.  The Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund are non-diversified series of the Trust.  Please see the Prospectus for a discussion of the principal investment policies and risks of investing in the Funds.

The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

Each Fund’s principal investment strategies and the risks associated with the same are described in the “Summary Section,” “Additional Information about the Funds’ Principal Investment Strategies” and “Principal Risks” sections of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that a Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in a Fund’s Prospectus, should not be considered to be a principal strategy (or related risk) applicable to that Fund.

  Not all securities or techniques discussed below are eligible investments for each of the Funds.

Equity Securities

Common and Preferred Stock

General. Each Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Each Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

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Convertible Securities

General. Each Fund may invest in convertible securities. Each Fund may also invest in U.S. or foreign securities convertible into foreign common stock. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Security Ratings Information. Each Fund’s investments in convertible securities are subject to the credit risk relating to the financial condition of the issuers of the securities that each Fund holds. Each Fund may purchase convertible securities of any rating – investment grade or non-investment grade. Each Fund may purchase unrated convertible securities and preferred stock if, at the time of purchase, the Adviser and/or Sub-Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser and/or Sub-Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser and/or Sub-Advisers determine that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser and/or Sub-Advisers will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. See Appendix A for additional information on credit ratings.

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Warrants

General. Each Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts

General. Each Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Holding Company Depositary Receipts (“HOLDRs”), New York Registered Shares (“NYRs”) or American Depositary Shares (“ADSs”). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs are issued by European financial institutions and typically trade in Europe and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. HOLDRs trade on the American Stock Exchange and are fixed baskets of U.S. or foreign stocks that give an investor an ownership interest in each of the underlying stocks. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. ADSs are shares issued under a deposit agreement that represents an underlying security in the issuer’s home country. (An ADS is the actual share trading, while an ADR represents a bundle of ADSs.) Each Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of a Fund’s investment policies, the Fund’s investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Foreign Securities

Each Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of a Fund’s assets. Each Fund may invest in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

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Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Emerging Markets

Investing in emerging markets can have more risk than investing in developed foreign markets.  The risks of investing in these markets may be exacerbated relative to investments in foreign markets.  Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems.  It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets.  Currency values may fluctuate more in developing or emerging markets.  Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies.  In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund.  Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar.  For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater effect these risks may have on the Fund.

European Securities Risks

European countries can be significantly affected by the actions of their own individual governments as well as the actions of other European institutions, such as the European Union (“EU”), the European Economic and Monetary Union (“EMU”) and the European Central Bank.  The EU is an intergovernmental and supranational union consisting of 28 member states.  One of the key responsibilities of the EU is to create and administer a unified trade policy.  The member states created the EMU that established different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation.  Member states relinquish their monetary control to the European Central Bank and use a single unified currency, the euro.

Investments in Europe are also subject to currency risks.  Further, because many countries are dependent on foreign exports, any fluctuations in the euro exchange rate could have a negative effect on an issuer’s profitability and performance.

The EU has been extending its influence to the east as it has accepted several new Eastern European countries as members.  Some of the new members remain burdened by the inherited inefficiencies of centrally planned economies.  Additionally, these countries are dependent on Western Europe for trade and credit.  The current and future status of the EU continues to be the subject of political and regulatory controversy, with widely differing views both within and between member countries.

The European financial markets have experienced uncertainty over the past few years, largely because of concerns about rising government debt levels and increased budget deficits.  Political and regulatory responses to address structural and policy issues have created even greater instability throughout the region.  The high levels of public debt increases the likelihood that certain European issuers will either default or restructure their debt obligations, which would have a negative effect on asset values.  The use of austerity measures in countries such as Spain, Italy, Greece, Portugal and Ireland during times in which the eurozone has high levels of unemployment has limited economic growth.  European countries can be adversely affected by the tight fiscal and monetary controls that the EMU requires its members to comply with.  Due to the severity and prolonged economic crisis in Europe, it is possible that one or more of the EU members could abandon the euro and revert to a national currency, or otherwise cease to be a member of the EU.  Although it is impossible to predict the effects of one or more countries exiting the EU, the outcome would likely lead to economic instability that would impact not only the EU member countries but the global economy as well.

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In a recent referendum, citizens of the United Kingdom voted to withdraw from the EU, which caused significant volatility in global financial markets. It is expected that the United Kingdom will withdraw from the EU (commonly referred to as “Brexit”) within two years after the United Kingdom formally notifies the European Council of its intention to withdraw.  However, there is significant uncertainty regarding the potential consequences and precise timeframe for Brexit. During this period of uncertainty, the United Kingdom and European economies and the broader global economy may experience increased volatility and illiquidity, and companies that conduct a significant amount of business in the United Kingdom or Europe may experience lower revenue and/or profit growth, all of which may adversely affect the value of a Fund’s investments. The Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

Japanese Securities Risks

Investment in securities of Japanese issuers involves risks that may be greater than if the Fund’s investments were more geographically diverse.   Since 2000, Japan’s economic growth rate has remained relatively low.  Its economy is characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment.  Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies.  As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy.  Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment.  Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China.  Economic volatility in either nation may create volatility for Japan’s economy as well.  Additionally, as China has increased its role with Japan as a trading partner, political tensions between the countries has become strained.  Any increase or decrease in such tension may have consequences for investment in Japanese issuers.   The Japanese economy faces a number of long-term problems, including massive government debt, the aging and shrinking of the population, an unstable financial sector and low domestic consumption.  Japan has experienced natural disasters of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

Derivatives

Some of the instruments in which the Funds may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index.  These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments.  The market value of derivative instruments and securities sometimes may be more volatile than those of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivative instruments may expose a Fund to the credit risk of its counterparty.  In the event the counterparty to such a derivative instrument becomes insolvent, a Fund potentially could lose all or a large portion of its investment in the derivative instrument.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance.  In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a close correlation with the security or currency that is the subject of the hedge, or that a particular derivative position will be available when sought by the Adviser.  While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.  Certain derivatives may create a risk of loss greater than the amount invested.

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Credit Default Swaps

General

The Brown Advisory Strategic Bond Fund and the Brown Advisory Total Return Fund may utilize credit default swaps (CDS) to gain exposure to the high-yield bond market.  This may be in the form of swaps on individual companies or CDS indices.  The Fund may use CDS to gain long or short exposure to the underlying credit and/or index of credits.

A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The Fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.  When a Fund sells (or writes) a CDS, the Fund will hold cash or equivalents at least equal to the notional value of the CDS.

Risks of Credit Default Swaps

The Brown Advisory Strategic Bond Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the Fund would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.  The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

Options and Futures

General

Each Fund may (1) purchase or write options on securities in which it may invest or on market indices based in whole or in part on the securities in which it may invest; (2) invest in futures contracts on market indices based in whole or in part on securities in which it may invest; and (3) purchase or write put and call options on these futures contracts. The Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund may invest in futures contracts on indices based in whole or in part on the securities in which it may invest including municipal bond futures and Treasury bond and note futures. A Fund will participate in such transactions to enhance the Fund’s performance or hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Options purchased or written by a Fund must be traded on an exchange or over-the-counter. Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Each Fund may invest more than 5% of their respective net assets in options and futures for purposes of achieving their investment objective, portfolio management, risk mitigation, hedging, equitizing cash or for purposes of enhancing total return. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will maintain either: (1) an offsetting (“covered”) position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and/or liquid debt securities with a value sufficient at all times to cover its potential obligations. A Fund will set aside such cash, liquid securities and other permissible assets (“Segregated Assets”) on the books and records of the Fund’s Custodian. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

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To the extent that a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”).

Options and Futures Contracts

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Stock Indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

Options on Foreign Currency (Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory – WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund and Brown Advisory − Somerset Emerging Markets Fund). Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

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An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

A municipal bond futures contract is based on the value of the Bond Buyer Index (“BBI”) which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least “A.” To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash if they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

Risks of Options and Futures Transactions

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by a Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund’s yield.

Short Sales

Each Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security.  A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale.  When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

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If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain.  Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.  When a short position is closed out, it may result in a short term capital gain or loss for federal income tax purposes.  To the extent that in a generally rising market a Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

Typically, each Fund will only make short sales “against the box,” which occurs when the Fund enters into a short sale transaction with respect to a security it either owns or has the right to obtain at no additional cost.  However, with respect to each Fund the dollar amount of short sales at any one time (not including short sales against the box) may not exceed 25% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 10% of the net assets of the Fund.

Participatory Notes

The Brown Advisory Global Leaders Fund, Brown Advisory − WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory Emerging Markets Small-Cap Fund, and Brown Advisory – Somerset Emerging Markets Fund may invest in participatory notes which are issued by banks or broker-dealers and that are designed to replicate the performance of certain corporate issuers and markets.  Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter.  The performance results of participatory notes will not replicate exactly the performance of the corporate issuers or markets that the notes seek to replicate due to transaction costs and other expenses.  Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate.  The holder of a participatory note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as is would if it directly owned the underlying security or instrument.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund.  Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.  Participatory notes involve transaction costs. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to the Fund’s percentage limitation for investments in illiquid securities.

Master Limited Partnerships (“MLPs”)

The Brown Advisory Equity Income Fund may invest up to 25% of its net assets in publicly traded Master Limited Partnerships (“MLPs”).  MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their earnings in distributions.  Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Risks. Investing in Master Limited Partnerships (“MLPs”) entails risks related to fluctuations in energy prices, decreases in the supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences, such as treatment as a qualifying security investment by the Fund only to a limited extent, due to the partnership structure, and potentially limited liquidity.

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While most MLPs are currently subject to U.S. Federal tax as partnerships, a change in current tax law, or a change in the underlying business of a given MLP, could result in the MLP being treated as a corporation for U.S. Federal tax purposes, which would result in such MLP being required to pay U.S. Federal income tax on its taxable income. Such treatment also would have the effect of reducing the amount of cash available for distribution by the affected MLP, thus, if any MLP owned by the Fund were treated as a corporation for U.S. Federal tax purposes, such treatment could result in a reduction in the value of the Fund’s investment in such MLP.

Illiquid and Restricted Securities

Illiquid Securities.  Each Fund may not invest more than 15% of the value of its net assets in illiquid securities.  The Adviser and/or Sub-Advisers will monitor the amount of illiquid securities in the Funds’ portfolios, under the supervision of the Board, to ensure compliance with each Fund’s investment restrictions. If securities that were liquid at the time of purchase subsequently become illiquid and result in a Fund holding illiquid securities in excess of 15% of its net assets, the Fund will no longer purchase additional illiquid securities and will reduce its holdings of illiquid securities in an orderly manner, but it is not required to dispose of illiquid holdings immediately if it is not in the interest of the Fund.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  As described below, in some cases, securities subject to legal or contractual restrictions on resales may not be deemed to be illiquid (see “Restricted Securities” below).  Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities.  The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(a)(2) of the Securities Act (“4(a)(2) Paper”).  The Adviser and/or Sub-Advisers, as appropriate, will determine the liquidity of Rule 144A securities and 4(a)(2) Paper under the supervision of the Adviser and the Board.  The liquidity of Rule 144A securities and 4(a)(2) Paper will be monitored by the Adviser and/or Sub-Advisers, as appropriate, and if as a result of changed conditions it is determined that a Rule 144A security or 4(a)(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what action, if any, is appropriate.  A Fund may determine that it is appropriate to continue to hold such instrument for a period of time to avoid a distressed sale which would be harmful to shareholders.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Valuation Committee and the Adviser, pursuant to guidelines approved by the Board. The Adviser and/or the Sub-Advisers (under the supervision of the Adviser), determine and monitor the liquidity of the portfolio securities and report periodically on their decisions to the Board. In making such determinations they take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

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Private placement and other restricted securities may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Restricted securities that are “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities. The Adviser and/or Sub-Advisers will evaluate the liquidity characteristics of restricted securities on a case-by-case basis and will consider the factors described above in connection with its evaluation.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser and/or Sub-Advisers may determine that the securities are liquid.

Risks. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of private placements, restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

Investment Company Securities

Open-End and Closed-End Investment Companies

General. Each Fund may invest in other open-end and closed-end investment companies consistent with the Fund’s investment objectives and strategies. Each Fund may also invest in money market mutual funds, pending investment of cash balances. Each Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act. With certain exceptions, such provisions generally permit the Funds to invest up to 5% of their assets in another investment company, up to 10% of their assets in investment companies generally and hold up to 3% of the shares of another investment company, and may invest greater than 10% of their assets in other investment companies subject to applicable provisions of the 1940 Act and the rules adopted thereunder. The Funds’ investment in other investment companies may include money market mutual funds, which are not subject to certain of the percentage limitations set forth above.

Risks. Each Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

Exchange-Traded Funds and Exchange-Traded Notes

General.  Each Fund may invest in exchange-traded funds (“ETFs”).  ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.  The Equity Funds and the Brown Advisory Strategic Bond Fund may also invest in exchange-traded notes (“ETNs”), which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When the Equity Funds and the Brown Advisory Strategic Bond Fund invest in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.  A Fund’s investments in ETFs are also subject to the limitations on investments in other investment companies discussed above.

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Risks. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying market segment or index it is designed to track. Lack of liquidity in an ETF, however, could result in it being more volatile than the underlying portfolio of securities. In addition, a Fund will incur expenses in connection with investing in ETFs and ETNs that may increase the cost of investing in the ETF or ETN versus the cost of directly owning the securities in the ETF or an ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

Trust Securities and Unit Investment Trusts

General. The Funds may invest in trusts and unit investment trusts (“UITs”), including HOLDRS. HOLDRS are trust-issued receipts that represent beneficial ownership in the specific group of stocks held by the issuing trust. UITs are registered investment companies that are similarly unmanaged, or passively managed, and as such generally hold a static portfolio of securities, or track an index. The liabilities of trusts (including HOLDRS trusts) and UITs incur some expenses in connection with their operations; thus, when the Fund invests in a trust, HOLDR or UIT, in addition to directly bearing expenses, associated with its own operations, it will bear its pro rata portion of the trust’s. HOLDRS’ or UIT’s expenses. Like ETFs, HOLDRS are exchange-listed and, therefore, may be purchased and sold on the secondary market.

Risks. The risks of owning a trust security (including a HOLDR) or a UIT security generally reflect the risks of owning the securities in the trust or UIT’s portfolio. Due to the unmanaged or passively managed nature or such vehicles, the relative weights of their portfolio securities may change over time, resulting in a change in the nature of the investment. In addition, due to the additional expenses associated with trusts (including HOLDRS trusts) and UITs, it may be more costly to own their securities than it would be directly to own their portfolio securities. In addition, there could be a lack of liquidity in the secondary market for HOLDRS, which could cause the market for HOLDRS to be more volatile than the market for the underlying portfolio securities.

Other Pooled Investment Vehicles

General.  Each Fund may invest in pooled investment vehicles, including limited partnerships. Examples of such vehicles include private equity funds and private equity funds of funds. A private equity fund generally invests in non-public companies that the fund’s manager believes will experience significant growth over a certain time period. A private equity fund of funds invests in other private equity funds of the type described. Investments in private equity funds, once made, typically may not be redeemed for several years, though they may be sold to other investors under certain circumstances.

Risks. To the extent that a Fund invests in Pooled Investment Vehicles, such investments generally will be deemed illiquid. (See “Illiquid and Restricted Securities” for the risks of investing in illiquid securities above). If such an investment is determined by the Adviser or Sub-Adviser to be illiquid, it is subject to each Fund’s policy of not investing more than 15% of its net assets in illiquid securities. In addition, a Fund will bear its ratable share of such vehicles’ expenses, including its management expenses and performance fees. Performance fees are fees paid to the vehicle’s manager based on the vehicle’s investment performance (or returns) as compared to some benchmark. The fees a Fund pays to invest in a Pooled Investment Vehicle may be higher than the fees it would pay if the manager of the Pooled Investment Vehicle managed the Fund’s assets directly. Further, the performance fees payable to the manager of a Pooled Investment Vehicle may create an incentive for the manager to make investments that are riskier or more speculative than those it might make in the absence of an incentive fee.

Segregated Assets. Under certain circumstances, a Fund may be subject to SEC guidelines regarding asset segregation, or coverage, with respect to investments by a Fund in Pooled Investment Vehicles. A Fund will comply with such SEC guidelines, including, as necessary, by designating on its books or maintaining in a separate account, cash, liquid securities and other permissible assets. As prescribed by SEC guidelines, the value of such assets will be at least equal to each Fund’s commitment to the relevant Pooled Investment Vehicle(s) and will be marked to market daily.

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Fixed Income Securities

Municipal Securities

General. The Brown Advisory Total Return Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory Mortgage Securities Fund and Brown Advisory Emerging Markets Small-Cap Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). The Brown Advisory Strategic Bond Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund may invest up to 5% of their total assets in municipal securities of issuers located in any one territory or possession of the United States.  The Brown Advisory Tax Exempt Bond Fund will not invest in municipal securities rated “B” or lower by Moody’s or an equivalent rating by S&P at the time of purchase.

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer’s general taxing power. The Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

Puerto Rico Municipal Securities. The Brown Advisory Total Return Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Emerging Markets Small-Cap Fund may invest in municipal securities issued by U.S. Territories. Investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial Federal assistance and favorable tax programs that have recently become subject to phase out by Congress.

Maryland Municipal Securities. The Brown Advisory Maryland Bond Fund invests at least 80% of the value of its net assets (plus borrowing for investments purposes) in Maryland bonds, including bonds issued on behalf of the state of Maryland, its local government and public financing authorities.

U.S. Government Securities

General. Each Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States; by the right of the issuer to borrow from the U.S. Treasury; by the discretionary authority of the U.S. Treasury to lend to the issuer; or solely by the creditworthiness of the issuer. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.  On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.

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Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

Corporate Debt Obligations

General. Each Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Funds may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

Mortgage-Backed Securities

General. The Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory Mortgage Securities Fund and Brown Advisory Emerging Markets Small-Cap Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

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Government and Agency Mortgage-Backed Securities. Each Fund may invest in government agency and mortgage-backed securities. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association (“GNMA”), Fannie Mae (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). GNMA, a wholly-owned U.S. Government corporation creates pass-through securities from pools of government guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA and Freddie Mac are U.S. Government-sponsored corporations and are subject to regulation by the Office of Federal Housing Enterprise Oversight (“OFHEO”). Both issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations, and the U.S. government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. government will always do so or would do so yet again.  Congress has been considering proposals to reduce the U.S. Government’s role in the mortgage market and whether to wind down Fannie Mae and Freddie Mac.  The proposals include, among others, whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated.  Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure and corporate governance matters, which may have an adverse effect on these entities.  As a result, the future for Fannie Mae and Freddie Mac is uncertain, as is the impact of such proposals, actions and investigations on a Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser and/or Sub-Advisers is satisfied that the credit risk is acceptable.

Privately Issued Mortgage-Backed Securities. The Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Mortgage Securities Fund and Brown Advisory Emerging Markets Small-Cap Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Stripped Mortgage-Backed Securities. The Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Mortgage Securities Fund and Brown Advisory Emerging Markets Small-Cap Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

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Collateralized Mortgage Obligations. The Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Mortgage Securities Fund and Brown Advisory Emerging Markets Small-Cap Fund may invest in collateralized mortgage obligations (“CMOs”) that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA (“Mortgage Assets”). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as “tranches”) of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranche is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full.

Risks – Specific to Mortgage-Backed Securities. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund’s yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund’s yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, increasing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To the extent that a Fund invests in commercial mortgage-backed securities (“CMBS”), CMBS are subject to credit risk and prepayment risk.  Although prepayment risk is present, it is of a lesser degree in CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection; or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

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A Fund may manage counterparty exposure for forward-settling agency mortgage-backed securities (“MBS”) transactions, including TBA purchase commitments, by requiring that such transactions be bilaterally margined.

TBA Purchase Commitments.  The Brown Advisory Intermediate Income Fund, the Brown Advisory Total Return Fund, the Brown Advisory Strategic Bond Fund, and the Brown Advisory Mortgage Securities Fund may enter into “To Be Announced” (“TBA”) purchase commitments to purchase mortgage-backed securities for a fixed price at a future date. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the  Fund’s other assets.  In addition, the counterparty may not deliver the securities as promised.  Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.  To facilitate such acquisitions, the Fund identifies on its books cash or liquid assets in an amount at least equal to such commitments.  It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.  On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow.  If the Fund chooses to dispose of the TBA security prior to its settlement, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Asset-Backed Securities

General. Each Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

Risks – Specific to Asset-Backed Securities. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

Variable Amount Master Demand Notes

General. Each Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by a Fund will be payable within a prescribed notice period not to exceed seven days.

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Variable and Floating Rate Securities

Each Fund may invest in variable and floating rate securities. Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of the Fund’s investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Non-U.S. Dollar Denominated Securities and Other Fixed Income Securities

Each Fund may invest in short-term money market instruments issued in the U.S. or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

Each Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

Each Fund may invest in non-U.S. dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

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Inflation-Protected Securities.

Each Fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), to the extent permitted by the Prospectus. U.S. TIPS are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company (“RIC”) and to eliminate any fund-level income tax liability under the Code.

Infrastructure Investments.

Each Fund may invest in securities and other obligations of U.S. and non-U.S. issuers providing exposure to infrastructure investment.  Infrastructure investments may be related to physical structures and networks that provide necessary services to society, such as transportation and communications networks, water and energy utilities, and public service facilities.  Securities, instruments and obligations of infrastructure-related companies and projects are more susceptible to adverse economic or regulatory occurrences affecting their industries.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.  Infrastructure companies and projects also may be affected by or subject to (i) regulation by various government authorities, including rate regulation; (ii) service interruption due to environmental, operational or other mishaps; (iii) the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and (iv) general changes in market sentiment towards infrastructure and utilities assets.

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Short-Term Instruments

Each Fund may invest in short-term money market instruments issued in the U.S. or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

Each Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

Risks of Debt Securities

General. Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by Brown Advisory Equity Income Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund may be supported by credit and liquidity enhancements such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, general domestic and foreign banks.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity. Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk. The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. As a result, an investment in a Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity.

Credit Risk. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. The financial condition of an issuer of a debt security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

To limit credit risk, each Fund may purchase unrated fixed income securities if, at the time of purchase, the Adviser and/or Sub-Advisers believe that they are of comparable quality to rated securities that the Fund may purchase. It is anticipated that the average credit rating of the fixed income securities held by the Brown Advisory Total Return Fund will be “Aa” as per Moody’s or “AA” as per S&P.

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The Brown Advisory Strategic Bond Fund may invest in “distressed securities” rated at the time of purchase D by S&P or C by Moody’s or (ii) unrated investment grade and non-investment grade, but determined to be of comparable quality by the Adviser (see “Distressed Debt Securities” or “Junk Bond Risk” below).

A Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Adviser and/or Sub-Advisers determine that retaining such security is in the best interests of the Fund.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to a issuer and the time a rating is assigned and updated.

High Yield Debt or Junk Bond Securities.  Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Total Return Fund and Brown Advisory Mortgage Securities Fund may invest in securities rated below investment grade; that is, rated at or below Ba by Moody’s or BB by S&P, and may invest in securities rated as low as C by Moody’s or D by S&P. Each Fund may invest in unrated debt securities determined by the underlying Fund’s Advisor to be of comparable quality and that is trading at a substantial discount to par value.

The Brown Advisory Equity Income Fund and Brown Advisory Mortgage Securities Fund will limit their investments in High Yield or Junk Bond securities to no greater than 20% of each Fund’s total assets.  The Brown Advisory Strategic Bond Fund does not have a specific limit with respect to its investments in High Yield or Junk Bond securities.  High Yield or Junk Bonds are regarded as debt securities with an S&P or Moody’s rating of BB/Ba or lesser.  See Appendix A for additional information on the bond ratings of Moody’s and S&P.

Distressed Debt Securities. The Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Strategic Bond Fund will limit their investment in distressed debt securities, rated as low as C by Moody’s or D by S&P, to 5% of each Fund’s total assets. Distressed debt securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See Appendix A for additional information on the bond ratings of Moody’s and S&P.

Foreign Debt Securities Risks. To the extent that a Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

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Foreign Currencies Transactions

General

Each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may conduct foreign currency exchange transactions either on a cash basis or at the rate prevailing in the foreign exchange market.

Each Fund may enter into a forward foreign currency contract. A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. Each Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Forward contracts are considered “derivatives,” financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, each Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

The Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory − WMC Strategic European Equity Fund and Brown Advisory – Somerset Emerging Markets Fund will not have more than 10% of their respective total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

Risks

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser and/or Sub‑Advisers are inaccurate in their prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to a Fund.

Leverage Transactions

General

Each Fund may use leverage to increase potential returns. Each Fund does not currently intend to use leverage in excess of 5% of total assets. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. A Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to a Fund from investing the cash will provide investors with a potentially higher return. (See “Risks” below.)

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Borrowing. Each Fund (other than Brown Advisory Intermediate Income Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund) may borrow money as a temporary measure for extraordinary or emergency purposes in amounts up to 33 1/3% of the Fund’s total assets at the time of borrowing.  The Brown Advisory Flexible Equity Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory − WMC Strategic European Equity Fund and Brown Advisory – Somerset Emerging Markets Fund may invest in reverse repurchase agreements for other than temporary or emergency purposes, but such investments in reverse repurchase agreements are limited to 33 1/3% of the Fund’s total assets at the time of investments. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis may be limited by collateral requirements to cover these positions, as disclosed below under “Reverse Repurchase Agreements.”

Senior Securities. Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, excluding holidays and Sundays, to an extent that the asset coverage shall be at least 300%. In accordance with Section 18 of the 1940 Act, a Fund will not mortgage, pledge or hypothecate its assets in an amount exceeding 33 1/3% of the value of its total assets.

Securities Lending.  Each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets (10% of total assets for Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund) to brokers, dealers and other financial institutions.  Although the Brown Advisory Strategic Bond Fund has no present intent to do so, the Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. The Brown Advisory Equity Income Fund does not intend to lend securities.  If it did, the Fund would need Board approval to lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, a Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, a Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

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Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements which are transactions in which a Fund sells a security and simultaneously agrees to repurchase that security from the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. Such reverse repurchase agreements would represent no more than 15% of the foregoing Fund’s assets (5% of total assets for the Brown Advisory Tax Exempt Bond Fund).

Securities loans, repurchase agreements and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities such Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities.  During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

When-Issued Securities and Forward Commitments. Each Fund may invest in securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund (except Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund, and Brown Advisory Mortgage Securities Fund) if, as a result, more than 25% of a Fund’s total assets would be committed to such transactions.

Risks

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of a Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

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Repurchase Agreements

General

Each Fund may enter into repurchase agreements which are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later.  If a Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.  For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement. Repurchase agreements are not considered to be the making of loans for purposes of the Funds’ fundamental investment limitations.

Risks

Repurchase transactions also involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk.

Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”).  Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.  REITs pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Recent Market Events

The U.S. Government has implemented various measures designed to stabilize the U.S. economy in recent years, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (quantitative easing). Because the Board of Governors of the Federal Reserve System has ended quantitative easing and may unwind the purchases made under its quantitative easing program in addition to raising the federal funds rate, there is a significant risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. To the extent that a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance, and have trouble selling investments to meet shareholder redemptions.

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Temporary Defensive Position

Under normal circumstances, each Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund’s investment objectives are not immediately available.  Under these circumstances, each Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets.  Cash equivalents include investments such as short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

In addition, each Fund may reduce its holdings in equity and other securities and may invest in cash, prime quality cash equivalents such as prime commercial paper and other money market instruments, for temporary defensive purposes, during periods in which the Adviser and/or Sub-Advisers believe changes in economic, financial or political conditions make it advisable. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser and/or Sub-Advisers to be of comparable quality.

With respect to the Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund, the Fund may invest in municipal securities whose interest is subject to the Alternative Minimum Tax, or other securities whose interest is subject to federal tax, for temporary defensive purposes.

Cyber Security Risk

As technology becomes more integrated into the Funds’ operations, the Funds will face greater operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security threats may result from unauthorized access to the Funds’ digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Funds work closely with third-party service providers (e.g., administrators, transfer agents, custodians and sub-advisers), cyber security breaches at such third-party service providers may subject the Funds to many of the same risks associated with direct cyber security breaches. The Funds may experience investment losses in the event of cyber security breaches at any of the issuers in which the Funds may invest. While the Funds have established risk management systems designed to reduce the risks associated with cyber security, there can be no assurance that such measures will succeed.

INVESTMENT LIMITATIONS

For purposes of all investment policies of each Fund: (1) the term “1940 Act” includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term “Code” includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.

The Funds have adopted the following policies and investment restrictions as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

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Fundamental Limitations

Each Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

1. Borrowing Money

The Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory – WMC Strategic European Equity Fund, Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund and Brown Advisory Emerging Markets Small-Cap Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

The Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund may not borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund’s total assets (computed immediately after the borrowing).

The Brown Advisory Intermediate Income Fund may not borrow money, except for temporary or emergency purposes (including the meeting of redemption requests), and provided that borrowings do not exceed 10% of the Fund’s total assets (computed immediately after the borrowing).

2.	Concentration

Excluding the Brown Advisory Sustainable Growth Fund and Brown Advisory Intermediate Income Fund, a Fund may not purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on: (1) investments in U.S. government securities, in repurchase agreements covering U.S. government securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2)  investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

For the Brown Advisory Sustainable Growth Fund, the Fund may not purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on investments in U.S. government securities and in repurchase agreements covering U.S. government securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

For the Brown Advisory Intermediate Income Fund and Brown Advisory Total Return Fund, (1) “mortgage related securities,” as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (2) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (3) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

3.	Diversification

Excluding the Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Strategic Bond Fund, with respect to 75% of the Fund’s total assets, a Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

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The District of Columbia, each state and territory, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which the District of Columbia, a state or territory is a member is deemed to be a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision is treated as the issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user is treated as the issuer. If in either case, however, the creating government or some other agency guarantees a security, that guarantee is considered a separate security and is treated as an issue of such government or other agency.

The Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund are non-diversified, which means that there is no restriction under the Investment Company Act of 1940 on how much the Fund may invest in the securities of one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund is required to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets.  In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of its total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.  As non-diversified investment companies, such Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

4.	Underwriting Activities

A Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5.	Making Loans

Excluding the Brown Advisory Flexible Equity Fund, a Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

The Brown Advisory Flexible Equity Fund may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(While the Brown Advisory Flexible Equity Fund is eligible to make loans to other parties to the extent permitted under the Investment Company Act of 1940, the rules and regulations thereunder and any applicable exemptive relief, the Fund has undertaken to not make any loans to other parties, although the Fund is eligible to enter into repurchase agreements, lend securities and acquire any debt security as these activities are not deemed to be the making of loans).

6.	Purchases and Sales of Real Estate

A Fund may not purchase or sell real estate, except that, to the extent permitted by law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7.	Purchases and Sales of Commodities

A Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

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8.	Issuance of Senior Securities

A Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act, the rules and regulations thereunder, and any applicable exemptive or interpretive relief.

9.	Pooled Funds

Notwithstanding any other fundamental investment policy or limitation, the Brown Advisory Flexible Equity Fund may not invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund.

With respect to Fundamental Limitation #2, each Fund, other than the Brown Advisory − WMC Strategic European Equity Fund, will limit investments in foreign government securities to no more than 25% of the Fund’s total assets.

Non-Fundamental Limitation

The Brown Advisory Mortgage Securities Fund has adopted the following investment limitations that can be changed by the Board without shareholder approval.

1. Investments in Other Open-End Investment Companies or Registered Unit Investment Trusts

The Brown Advisory Mortgage Securities Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

MANAGEMENT

Trustees and Executive Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the funds managed by the Adviser (together, the “Funds”).  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each of the Funds.  The current Trustees and Officers of the Trust, their ages and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held during the past five years are set forth in the table below.

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years(2)
Independent Trustees of the Trust(1)
Henry H. Hopkins Age: 73 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee Lead Independent Trustee	Indefinite Term; Since May 2012 Indefinite Term; Since May 2015	Retired; Formerly, Vice President and Chief Legal Counsel, T. Rowe Price Associates, Inc. (investment management firm)(1998 to 2008)	18	None

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years(2)
Kyle Prechtl Legg Age: 64 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since May 2012	Retired; Formerly President and Chief Executive Officer, Legg Mason Capital Management, LLC (investment management firm)(2006 to 2009)	18
Director, SunTrust Banks, Inc. (bank holding company) (since 2011)

Director, OM Asset Management plc (asset management holding company) (since 2014)

Director, Eastman Kodak Co. (printing  equipment and supplies company) (2010 to 2013)

Thomas F. O’Neil III Age: 59 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since May 2012	President, The Saranac Group LLC (strategic consulting firm)(since 2010) Formerly, Executive Vice Chairman (previously, Senior Vice President, General Counsel and Secretary) WellCare Health Plans, Inc. (managed healthcare organization)(2008 to 2009) Formerly, Partner and Joint Global Practice Group Leader, DLA Piper US LLP (law firm) (2002 to 2008)	18	None
Neal F. Triplett, CFA Age: 45 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since May 2012	President, DUMAC, Inc. (university endowment investment organization) (since 1999)	18	None

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years(2)
Interested Trustees and Officers of the Trust
Michael D. Hankin(3) Age: 58 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term Since May 2012	President and Chief Executive Officer, Brown Advisory Incorporated and affiliates (investment management firm)(since 1993)	18	None
Joseph R. Hardiman(3) Age: 79 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Chairman and Trustee	Indefinite Term; Since May 2012	Business Consultant (financial services industry consulting)(since 1997) Formerly; Director of Brown Advisory Incorporated (investment management firm)(2001 to 2012)	18	Director of Franklin Resources, Inc. (investment management firm)(2005 to 2013)
David M. Churchill Age: 51 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	President / Principal Executive Officer	Indefinite Term; Since May 2012	Chief Operating Officer and Chief Financial Officer, Brown Advisory Incorporated and affiliates (investment management firm) (since 1993)	Not Applicable	Not Applicable
Paul J. Chew Age: 50 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Senior Vice President	Indefinite Term; Since 2016	Head of Investments, Brown Advisory Incorporated and affiliates (investment management firm)(since 1995)	Not Applicable	Not Applicable
Carey E. Taylor Age: 29 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Vice President	Indefinite Term; Since 2015
Product Manager, Brown Advisory Incorporated and affiliates (investment management firm)(since 2013); Formerly, Senior Associate, Intermediary Risk Management, T. Rowe Price (investment management firm)(2010 to 2013)
				Not Applicable	Not Applicable
Jason T. Meix Age: 37 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Treasurer / Principal Financial Officer	Indefinite Term; Since May 2012	Vice President, U.S. Bancorp Fund Services, LLC (fund administrative services firm)(since 2008)	Not Applicable	Not Applicable

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years(2)
Edward L. Paz Age: 45 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Secretary	Indefinite Term; Since May 2012	Vice President and Counsel, U.S. Bancorp Fund Services, LLC (fund administrative services firm) (since 2007)	Not Applicable	Not Applicable
Brett D. Rogers Age: 41 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since May 2012 Indefinite Term: Since May 2012
General Counsel and Chief Compliance Officer, Brown Advisory Incorporated and affiliates (investment management firm) (since 2009)

Formerly, Director, Compliance and Risk, Deutsche Asset Management (investment management firm) (2003 to 2009)
				Not Applicable	Not Applicable
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).
(2)	The directorships disclosed in this column include only the directorships of those companies that a Trustee serves on that are required to report to the SEC under applicable Federal securities laws including publicly traded corporations that are registered with the SEC under the 1934 Act and investment companies that are registered with the SEC under the 1940 Act, and it therefore excludes various other types of directorships that the Trustees of the Trust may currently hold in other types of organizations, including private companies and not-for-profit organizations, which are expressly excluded from the disclosure requirements for mutual fund board members.
(3)	Mr. Hankin is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with Brown Advisory Incorporated, the parent company of the Adviser and of Brown Advisory Limited, and Mr. Hardiman is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his previous position with Brown Advisory Incorporated and his ownership interest in Brown Advisory Incorporated.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Sub-Advisers, the Distributor, the Administrator, the Custodian and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Adviser and Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters.  In addition, the Adviser and/or Sub-Advisers provide regular reports on the investment strategy and performance of the Funds.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of the Board’s regular quarterly Board Meetings, which are typically held quarterly, in person, and involve the Board’s review of recent operations.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees – (1) an Audit Committee; (2) a Nominating and Corporate Governance Committee; (3) a Compliance Oversight Committee; and (4) a Valuation Committee – which are discussed in greater detail below under “Trust Committees.”  At least a majority of the Board is comprised of Independent Trustees who are not affiliated with the Adviser, the Sub-Advisers, the principal underwriter, or their affiliates.  The Nominating and Corporate Governance Committee, Audit Committee and Compliance Oversight Committee are each comprised entirely of Independent Trustees.

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Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chairman does not impose on Mr. Hardiman and the designation of Lead Independent Trustee on Mr. Hopkins any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board.  Mr. Hardiman is an interested person of the Trust (as such term is defined in the 1940 Act) based upon his former status as a member of the Board of Directors of Brown Advisory Incorporated, the parent company of the Adviser, and his ownership interest in Brown Advisory Incorporated.  The Board has taken into consideration the fact that Mr. Hardiman is an interested person of the Trust with respect to their selection of Mr. Hardiman to serve as the Chairman of the Board of the Trust and the Board of Trustees has determined that the use of an interested person as Chairman is appropriate and benefits shareholders because an interested Chairman has a personal as well as a professional stake in the management of the Trust.  As noted, the majority of the Board is comprised of Independent Trustees and the Board believes that maintaining a Board that has a majority of Independent Trustees allows the Board to operate in a manner that provides for an appropriate level of independent oversight and action.  In accordance with applicable regulations regarding the governance of the Trust, the Independent Trustees meet in a separate quarterly session in conjunction with each quarterly meeting of the Board during which they review matters relating to their independent oversight of the Trust.  In addition, each of the Board committees is comprised entirely of Independent Trustees and the Chair of each of the Board committees is an Independent Trustee.  Finally, the Independent Trustees have determined that because they comprise a majority of the Board, they can act independently and effectively without having an Independent Trustee serving as Chairman of the Board or as a lead independent trustee.

The Board reviews annually the structure and operation of the Board and its committees.  The Board has determined that the composition of the Board and the function and composition of its various committees provide the appropriate means and communication channels to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Adviser and Sub-Advisers as to investment risks of the Funds.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.

Mr. Hankin’s Trustee Attributes.  As President and Chief Executive Officer of Brown Advisory Incorporated, the ultimate parent of the Adviser, Mr. Hankin is ultimately responsible for the management of the Funds’ day-to-day operations.  Mr. Hankin has spent over 20 years assisting a wide range of individuals and institutions on their investment and financial matters. Prior to working in the investment management industry, Mr. Hankin was a Partner with the law firm of Piper & Marbury LLP (now DLA Piper US LLP).  The Board believes that Mr. Hankin’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Hardiman’s Trustee Attributes.  Mr. Hardiman brings extensive financial, regulatory, broker-dealer, compliance and leadership experience to the Board having served as a President and Chief Executive Officer of the National Association of Securities Dealers, Inc. and the NASDAQ Stock Market. Mr. Hardiman has expertise in investment banking, capital markets and securities distribution from, among other things, his tenure with Alex. Brown & Sons and Soundview Technology Group, and he has extensive knowledge of the investment management business through his work on the boards of the DWS Scudder Funds and ISI Funds. Mr. Hardiman also has served as a member of the Board of Directors of Brown Investment Advisory & Trust Company, an affiliate of the Adviser and Brown Advisory Incorporated, the ultimate parent of the Adviser, as well as on the Board of Franklin Resources, Inc., a publicly traded investment management firm.  Mr. Hardiman’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Hopkins’ Trustee Attributes.  Mr. Hopkins brings over 35 years of prior legal experience in the mutual fund industry.  In particular, Mr. Hopkins served as a legal counsel with T. Rowe Price Associates, Inc., a publicly traded investment management firm, from 1972 until 2008, where he held the position of Vice President and Chief Legal Counsel from 1998 until 2008, and Mr. Hopkins served as Chair of the firm’s Ethics Committee for 35 years.  During that time, he also served in various capacities and on various committees for the Investment Company Institute, the primary mutual fund trade association and the Investment Adviser Association, the primary investment adviser trade association.  Mr. Hopkins is the former Chairman of ICI Mutual Insurance Company, the captive insurance company for the mutual fund industry.  Since May 2015, Mr. Hopkins also serves as Lead Independent Trustee.  The Board believes Mr. Hopkins’ experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Ms. Legg’s Trustee Attributes.  Ms. Legg has senior executive experience in the investment management industry through her experience as the former President and Chief Executive Officer of Legg Mason Capital Management (“LMCM”), an investment management firm.  Prior to joining LMCM, Ms. Legg was a securities analyst with Alex. Brown & Sons, an investment banking firm. In total, Ms. Legg has more than 30 years of professional experience in the investment management and investment banking industries. Ms. Legg also currently serves as a director of SunTrust Banks, Inc., a bank holding company, and OM Asset Management plc, an asset management holding company, and served as a director of Eastman Kodak Co., a printing equipment and supplies company.  The Board believes Ms. Legg’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. O’Neil’s Trustee Attributes. Mr. O’Neil is the Founder and President of The Saranac Group LLC, a strategic consulting firm that advises boards of directors, board committees and senior management in the areas of business ethics, corporate crises, governance and compliance, resolutions of complex government controversies and monitoring.  Prior to founding The Saranac Group LLC, Mr. O’Neil served in various senior management positions at WellCare Health Plans, Inc. and as a Partner and Joint Global Practice Group Leader at the international law firm DLA Piper US LLP. The Board believes Mr. O’Neil’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Triplett’s Trustee Attributes.  Mr. Triplett is the President of DUMAC, Inc. (“DUMAC”), a professionally-staffed investment management organization controlled by Duke University that manages the school’s endowment funds.  He joined DUMAC in July 1999 and he was appointed President in January 2007.  Since joining DUMAC Mr. Triplett has been directly involved with managing securities.  Prior to completing business school, Mr. Triplett was a credit officer for the corporate and real estate portfolios at Wachovia Bank.  Mr. Triplett holds the Chartered Financial Analyst designation.  The Board believes Mr. Triplett’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Trust Committee

The Trust has four standing committees: (1) the Audit Committee; (2) the Nominating and Corporate Governance Committee; (3) the Compliance Oversight Committee; and (4) the Valuation Committee.

The Audit Committee is comprised of all of the Independent Trustees.   The function of the Audit Committee is to review the scope and results of the annual audit of each of the Funds and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Funds’ financial reporting.  The Audit Committee also recommends to the Board of Trustees the annual selection of the independent registered public accounting firm for the Funds and it reviews and pre-approves audit and certain non-audit services to be provided by the independent registered public accounting firm.  During the fiscal year ended June 30, 2016, the Audit Committee met three times.

The Nominating and Corporate Governance Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and overseeing Board governance matters.  Although the Nominating and Corporate Governance Committee does not have a policy with respect to the consideration of candidates for Trustee submitted by shareholders, if the Nominating and Corporate Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Nominating and Corporate Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Nominating and Corporate Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. The Committee meets on an as needed basis.  During the fiscal year ended June 30, 2016, the Nominating and Corporate Governance Committee met one time.

The function of the Compliance Oversight Committee is to review and monitor compliance matters relating to the Funds and to oversee the functions of the Funds’ compliance program.  The Committee meets on an as-needed basis. During the fiscal year ended June 30, 2016, the Compliance Oversight Committee met one time.

The Valuation Committee includes all of the Independent Trustees.  The function of the Valuation Committee is to review quarterly reports from the Pricing Committee over the procedures used to value securities held by any of the Funds for which current and reliable market quotations are not readily available. The actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets quarterly and also on an as needed basis when deemed necessary.  During the fiscal year ended June 30, 2016, the Valuation Committee met four times.

The Valuation Committee has delegated day-to-day valuation issues to the Pricing Committee which is comprised of certain officers of the Trust.  The function of the Pricing Committee is to value securities held by any of the Funds for which current and reliable market quotations are not readily available, using guidelines developed by the Valuation Committee.  Such securities are valued at their respective fair values as determined in good faith by the Pricing Committee, and the actions of the Pricing Committee are subsequently reviewed and ratified by the Valuation Committee and the Board.  The Pricing Committee meets on an as needed basis when deemed necessary in order to value a security requiring a fair valuation.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustees in the family of investment companies owned by the Trustees as of a recent date using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and Over $100,000.

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Name of Fund	Joseph R. Hardiman Interested Trustee	Michael D. Hankin Interested Trustee	Henry H. Hopkins Independent Trustee	Kyle Prechtl Legg Independent Trustee	Thomas F. O’Neil III Independent Trustee	Neal F. Triplett Independent Trustee

Brown Advisory Growth Equity Fund	None	$50,001-$100,000	None	None	None	$10,001-$50,000
Brown Advisory Flexible Equity Fund	None	Over $100,000	None	$10,001-$50,000	$1-$10,000	None
Brown Advisory Equity Income Fund	None	None	None	None	None	$10,001-$50,000
Brown Advisory Sustainable Growth Fund	None	Over $100,000	None	None	$10,001-$50,000	None
Brown Advisory Small-Cap Growth Fund	None	$10,001-$50,000	None	None	None	None
Brown Advisory Small-Cap Fundamental Value Fund	Over $100,000	Over $100,000	None	$10,001-$50,000	$10,001-$50,000	None
Brown Advisory Global Leaders Fund	None	None	None	None	$1-$10,000	None
Brown Advisory Intermediate Income Fund	None	None	None	None	$1-$10,000	None
Brown Advisory Total Return Fund	None	None	None	None	$1-$10,000	None
Brown Advisory Strategic Bond Fund	None	None	None	None	$1-$10,000	None
Brown Advisory Maryland Bond Fund	None	Over $100,000	None	None	None	None
Brown Advisory Tax Exempt Bond Fund	None	None	None	None	None	None
Brown Advisory Mortgage Securities Fund	None	None	None	None	$10,001-$50,000	None
Brown Advisory – WMC Strategic European Equity Fund	Over $100,000	Over $100,000	None	None	$10,001-$50,000	None
Brown Advisory – WMC Japan Alpha Opportunities Fund	None	None	None	None	$10,001-$50,000	None
Brown Advisory – Somerset Emerging Markets Fund	None	Over $100,000	Over $100,000	None	None	$10,001-$50,000
Brown Advisory Emerging Markets Small-Cap Fund	None	Over $100,000	None	$10,001-$50,000	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	Over $100,000	Over $100,000	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000
(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Sub-Advisers, the Funds’ principal underwriter, or any of their affiliates.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Sub-Advisers, the Trust’s principal underwriter or any of its affiliates.

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Compensation

Trustees who are not employees of the Adviser receive a retainer fee of $50,000 per year, $6,000 for each in-person meeting attended and $1,500 for each telephonic meeting attended, as well as reimbursement for reasonable expenses incurred in connection with attendance at meetings.  In addition, the Board Chair, the Audit Committee Chair, the Nominating and Corporate Governance Committee Chair, the Valuation Committee Chair and the Compliance Oversight Committee Chair receive additional annual compensation of $15,000, $10,000, $10,000, $10,000 and $10,000, respectively.  Furthermore, the Lead Independent Trustee receives additional annual compensation of $10,000. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.  The following compensation figures represent compensation for the fiscal year ended June 30, 2016 for each of the Trustees:

Name of Person/Position	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex Paid to Trustees
Henry H. Hopkins, Trustee	$81,750	$0	$0	$81,750
Kyle Prechtl Legg, Trustee	$83,625	$0	$0	$83,625
Thomas F. O’Neil III, Trustee	$80,500	$0	$0	$80,500
Neal F. Triplett, Trustee	$81,750	$0	$0	$81,750
Michael D. Hankin, Trustee	$0	$0	$0	$0
Joseph R. Hardiman, Trustee	$88,625	$0	$0	$88,625
(1)	Trustee fees and expenses are allocated among the Funds in the Trust.

Investment Adviser

Services of the Adviser

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Advisory Agreement was initially approved by the Board of Trustees on May 2, 2012 for a two year period.  The Advisory Agreement with respect to the Brown Advisory – Somerset Emerging Markets Fund was initially approved by the Board of Trustees on October 26, 2012 for a two year period.  The Advisory Agreement with respect to the Brown Advisory − WMC Strategic European Equity Fund was initially approved by the Board of Trustees on September 6, 2013 for a two year period. The Advisory Agreement with respect to the Brown Advisory Mortgage Securities Fund was initially approved by the Board of Trustees on October 30, 2013 for a two year period. The Advisory Agreement with respect to the Brown Advisory - WMC Japan Alpha Opportunities Fund was initially approved by the Board of Trustees on February 13, 2014 for a two year period. The Advisory Agreement with respect to the Total Return Fund and Brown Advisory Emerging Markets Small-Cap Fund was initially approved by the Board of Trustees on September 15, 2014 for an initial two year period. The Advisory Agreement with respect to the Brown Advisory Global Leaders Fund was initially approved by the Board of Trustees on May 6, 2015 for an initial two year period. After the initial two year term, the Advisory Agreement will continue in effect from year to year as long as the continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of each Fund, and (ii) by a vote of the majority of the Independent Trustees.  The Adviser monitors the performance of each Fund and continuously reviews, supervises and administers its investment program, subject to the direction of, and policies established by, the Board.

Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing each Fund’s investments and effecting portfolio transactions for each Fund. The Adviser may also pay fees to certain brokers/dealers to have the Funds available for sale through such institutions as well for certain shareholder services provided to customers purchasing Fund shares through such institutions.

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Ownership of the Adviser

The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998. The Adviser does business under the name of Brown Advisory. The Adviser and its affiliates (“Brown”) have provided investment advisory and management services to clients for over 10 years.

Information Regarding Portfolio Managers

The following information regarding each Fund’s portfolio managers has been provided by the Adviser.

Other Accounts Under Management.  The table below identifies, for each portfolio manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  The Funds’ portfolio managers do not provide day-to-day management of accounts with performance-based advisory fees.  Information in the table is shown as of June 30, 2016 .  Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Christopher A. Berrier	0 $0	3 $298 million	111 $966 million	0 $0	0 $0	0 $0
Paul D. Corbin	0 $0	0 $0	48 $281 million	0 $0	0 $0	0 $0
Karina Funk	0 $0	0 $0	12 $83 million	0 $0	0 $0	0 $0
Thomas D.D. Graff	0 $0	0 $0	43 $83 million	0 $0	0 $0	0 $0
Brian E. Graney	0 $0	0 $0	9 $156 million	0 $0	0 $0	0 $0
David Powell	0 $0	0 $0	3 $2 million	0 $0	0 $0	0 $0
J. David Schuster	0 $0	2 $76 million	24 $265 million	0 $0	0 $0	0 $0
Stephen M. Shutz	0 $0	0 $0	18 $42 million	0 $0	0 $0	0 $0
Robert Snyder	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Kenneth M. Stuzin	0 $0	2 $523 million	513 $11.5 billion	0 $0	0 $0	0 $0
R. Hutchings Vernon	0 $0	2 $189 million	120 $2.6 billion	0 $0	0 $0	0 $0

Conflicts of Interest for the Portfolio Managers. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Adviser may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable to differences in investment guidelines and timing of cash flows. The Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

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If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

With respect to securities transactions for clients, the Adviser determines which broker to use to execute each order. However, the Adviser may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

Information Concerning Compensation of Portfolio Managers. Each portfolio manager of the Adviser and Brown Advisory Limited receives a compensation package that includes various components, including a base salary and variable incentive bonus. A portfolio manager who is also a member of the Adviser’s management team maintains a significant equity interest in Brown Advisory Holdings Incorporated.  The incentive bonus is subjective.  It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the Adviser’s business. When evaluating a portfolio manager’s performance the Adviser compares the pre-tax performance of a portfolio manager’s accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period.  Accounts managed in the below referenced styles are typically compared to the following indices:

Growth Equity Fund	Russell 1000® Growth Index
Flexible Equity Fund	S&P 500® Index
Equity Income Fund	S&P 500® Index
Sustainable Growth Fund	Russell 1000® Growth Index
Small-Cap Growth	Russell 2000® Growth Index
Small-Cap Fundamental Value Fund	Russell 2000® Value Index
Intermediate Income Fund	Barclays Intermediate US Aggregate Bond Index
Total Return Fund	Barclays US Aggregate Bond Index
Strategic Bond Fund	Barclays Intermediate US Aggregate Bond Index
Maryland Bond Fund	Barclays 1-10 Year Blended Municipal Bond Index
Tax Exempt Bond Fund	Barclays 1-10 Year Blended Municipal Bond Index
Mortgage Securities Fund	Barclays Mortgage Backed Securities Index

All portions of a portfolio manager’s compensation package are paid by the Adviser and not by any client account.

Portfolio Managers Ownership in the Fund. As of June 30, 2016 , each portfolio manager that retained decision making authority over a Fund’s management beneficially owned shares of each Fund as summarized in the following table using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, and over $1,000,000.

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Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of 6/30/ 16
Brown Advisory Growth Equity Fund
Kenneth M. Stuzin	$500,001-$1,000,000
Brown Advisory Flexible Equity Fund
R. Hutchings Vernon	Over $1,000,000
Brown Advisory Equity Income Fund
Brian E. Graney	$100,001-$500,000
Brown Advisory Sustainable Growth Fund
Karina Funk	$100,001-$500,000
David Powell	$100,001-$500,000
Brown Advisory Small-Cap Growth Fund
Christopher A. Berrier	$500,001-$1,000,000
Brown Advisory Small-Cap Fundamental Value Fund
J. David Schuster	$100,001-$500,000
Brown Advisory Intermediate Income Fund
Paul D. Corbin	$100,001-$500,000
Thomas D.D. Graff	None
Brown Advisory Total Return Fund
Thomas D.D. Graff	None
Brown Advisory Strategic Bond Fund
Thomas D.D. Graff	$100,001-$500,000
Robert Snyder	$100,001-$500,000
Brown Advisory Maryland Bond Fund
Stephen M. Shutz	None
Brown Advisory Tax Exempt Bond Fund
Stephen M. Shutz	None
Brown Advisory Mortgage Securities Fund
Thomas D.D. Graff	None

Investment Sub-Adviser– Brown Advisory Global Leaders Fund

Services of the Sub-Adviser – Brown Advisory Limited

Pursuant to a Sub-Advisory Agreement (“Sub-Advisory Agreement”) entered into between the Adviser and Brown Advisory Limited on behalf of the Brown Advisory Global Leaders Fund, Brown Advisory Limited manages the securities of the Fund and makes investment decisions for the Fund subject to such policies as the Board of Trustees may determine.  By its terms, the Sub-Advisory Agreements will continue in effect for as long as such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Brown Advisory Global Leaders Fund, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Sub-Advisory Agreement.  The Sub-Advisory Agreement can be terminated at any time by the Board of Trustees, the Adviser, or by a vote of a majority of the outstanding voting securities of the Brown Advisory Global Leaders Fund, without payment of any penalty, on not less than 60 days’ written notice to Brown Advisory Limited, and Brown Advisory Limited may at any time, without the payment of any penalty, terminate the Sub-Advisory Agreement on not less than 60 days’ written notice to the Adviser.  The Sub-Advisory Agreement automatically and immediately will terminate in the event of its assignment (as defined in the 1940 Act).  The Adviser pays Brown Advisory Limited a fee equal to an annual rate of 0.39% of the average daily net assets of the Brown Advisory Global Leaders Fund.

Brown Advisory Limited’s activities are subject to general supervision by the Adviser and the Board of Trustees.  Although the Adviser and the Board do not evaluate the investment merits of each of Brown Advisory Limited’s specific securities selections, they do review the performance of Brown Advisory Limited relative to the selection criteria.

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The Adviser has ultimate responsibility for the investment performance of the Brown Advisory Global Leaders Fund pursuant to its responsibility to oversee Brown Advisory Limited and recommend its hiring and/or replacement.

Ownership of the Sub-Adviser

Brown Advisory Limited is located at 6-10 Bruton Street, Third Floor, London, W1J6PX, United Kingdom. Brown Advisory Limited is an affiliate of the Adviser, and is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998.

Information Regarding the Portfolio Manager

Other Accounts Under Management.  The table below identifies, for the portfolio managers of the Brown Advisory Global Leaders Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  The Fund’s portfolio managers do not provide day-to-day management of accounts with performance-based advisory fees.  Information in the table is shown as of June 30, 2016.  Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Michael Dillon, CFA	0 $0	1 $7 million	0 $0	0 $0	0 $0	0 $0
Bertie Thomson, CFA	0 $0	1 $7 million	0 $0	0 $0	0 $0	0 $0

Conflicts of Interest for the Portfolio Manager. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than the Fund or other accounts. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. Brown Advisory Limited may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable to differences in investment guidelines and timing of cash flows. Brown Advisory Limited also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Brown Advisory Limited has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

With respect to securities transactions for clients, Brown Advisory Limited determines which broker to use to execute each order. However, Brown Advisory Limited may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, Brown Advisory Limited has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where Brown Advisory Limited has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

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Information Concerning Compensation of Portfolio Manager.
Brown Advisory Limited receives a fee based on the assets under management of the Fund as set forth in the Investment Sub-Advisory Agreement between Brown Advisory Limited and the Adviser on behalf of the Fund.  Brown Advisory Limited pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund.

The portfolio managers of Brown Advisory Limited receive a compensation package that includes various components, including a base salary and variable incentive bonus. The incentive bonus takes into consideration a number of factors including, but not limited to, performance, client satisfaction and service and the profitability of Brown Advisory Limited’s business. When evaluating a portfolio manager’s performance Brown Advisory Limited compares the pre-tax performance of a portfolio manager’s accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period.

Fund	Benchmark Index

Brown Advisory Global Leaders Fund	Russell Global Large Cap Index

All portions of a portfolio manager’s compensation package are paid by Brown Advisory Limited and not by any client account.

Portfolio Managers Ownership in the Fund. As of June 30, 2016, the portfolio managers that retained decision making authority over the Brown Advisory Global Leaders Fund’s management beneficially owned shares of the Fund as summarized in the following table using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, and over $1,000,000.

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of 6/30/ 16
Brown Advisory Global Leaders Fund
Michael Dillon	None
Bertie Thomson	None

Investment Sub-Adviser – Brown Advisory – WMC Strategic European Equity Fund and Brown Advisory – WMC Japan Alpha Opportunities Fund

Services of the Sub-Adviser – Wellington Management Company LLP

Pursuant to a Sub-Advisory Agreement (“Sub-Advisory Agreement”) entered into between the Adviser and Wellington Management Company LLP (“Wellington Management”), on behalf of each of the Brown Advisory – WMC Strategic European Equity Fund and the Brown Advisory – WMC Japan Alpha Opportunities Fund, Wellington Management manages the securities of the Funds and makes investment decisions for the Funds subject to such policies as the Board of Trustees may determine.  By its terms, the Sub-Advisory Agreements will continue in effect for so as long as such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting securities of each Fund, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreements or interested persons of any such party, at a meeting called for the purpose of voting on the Sub-Advisory Agreements. The Sub-Advisory Agreements can be terminated at any time by the Board of Trustees, the Adviser, or by a majority of the outstanding voting securities of a Fund, without payment of any penalty, on not less than 60 days’ written notice to Wellington Management, and Wellington Management may at any time, without the payment of any penalty, terminate these Sub-Advisory Agreements on not less than 60 days’ written notice to the Adviser.  The Sub-Advisory Agreements automatically and immediately will terminate in the event of its assignment (as defined in the 1940 Act).  The Adviser pays Wellington Management a fee equal to an annual rate of 0.55% of the average daily net assets of the Brown Advisory − WMC Strategic European Equity Fund and an annual rate of 0.70% of the average daily net assets of the Brown Advisory − WMC  Japan Alpha Opportunities Fund.

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Wellington Management’s activities are subject to general supervision by the Adviser and the Board of Trustees.  Although the Adviser and the Board do not evaluate the investment merits of each of Wellington Management’s specific securities selections, they do review the performance of Wellington Management relative to the selection criteria.

The Adviser has ultimate responsibility for the investment performance of each Fund pursuant to its responsibility to oversee Wellington Management and recommend its hiring and/or replacement.

Ownership of the Sub-Adviser

Wellington Management Company LLP, is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

Information Regarding the Portfolio Manager

The following information regarding each Fund’s portfolio manager(s) has been provided by Wellington Management.

Other Accounts Under Management.  The table below identifies, for the portfolio manager of each Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Each Fund’s portfolio manager does not provide day-to-day management of accounts with performance-based advisory fees.  Information in the table is shown as of June 30, 2016.   Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brown Advisory – WMC Strategic European Equity Fund
C. Dirk Enderlein	0 $0	11 $2.0 billion	13 $2.0 billion	0 $0	1 $184 million	0 $0
Brown Advisory – WMC Japan Alpha Opportunities Fund
Kent M. Stahl	11 $21.4 billion	4 $377 million	3 $4.2 billion	0 $0	0 $0	1 $1.9 billion
Gregg R. Thomas	11 $21.4 billion	6 $991 million	3 $4.2 billion	0 $0	1 $7 million	1 $1.9 billion

Conflicts of Interest for the Portfolio Manager

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such, as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s portfolio manager is primarily responsible for the day-to-day management of that Fund and may manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the Fund. The portfolio managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax, and other relevant investment considerations applicable to that account.  Consequently, the portfolio manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies, and/or holdings to the relevant Fund.

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The portfolio manager or other investment professional at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the portfolio manager may purchase the same security for the Funds and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the Funds’ holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Mr. Enderlein, Mr. Stahl and Mr. Thomas also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the portfolio manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given portfolio manager. Finally, the portfolio manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Information Concerning Compensation of Portfolio Managers.

Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and the Adviser on behalf of the Funds.  Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information is as of June 30, 2016.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of that Fund (“Portfolio Manager”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP.  Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Funds managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager.  Each Portfolio Manager’s incentive payment relating to the Funds, with the exception of the Brown Advisory – WMC Japan Alpha Opportunities Fund, is linked to the gross pre-tax performance of the portion of each Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results.  In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period, which will be fully implemented by December 31, 2016.  Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees. The Portfolio Managers for the Brown Advisory – WMC Japan Alpha Opportunities Fund are not eligible to receive an incentive payment.

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Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year.  The Portfolio Manager may also be eligible for bonus payments based on their overall contribution Wellington Management’s business operations.  Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors.  Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.  Messrs. Enderlein, Stahl and Thomas are Partners.

Fund	Benchmark Index and/or Peer Group for Incentive Period

Brown Advisory − WMC Strategic European Equity Fund	MSCI Europe Index

Portfolio Managers Ownership in the Funds. As of June 30, 2016 , each portfolio manager that retained decision making authority over the Brown Advisory – WMC Strategic European Equity or the Brown Advisory – WMC Japan Alpha Opportunities Fund’s management beneficially owned shares of that Fund as summarized in the following table using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, and over $1,000,000.

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of 6/30/ 16
Brown Advisory – WMC Strategic European Equity Fund
C. Dirk Enderlein	None
Brown Advisory – WMC Japan Alpha Opportunities Fund
Kent M. Stahl	Over $1,000,000
Gregg R. Thomas	None

Investment Sub-Adviser – Brown Advisory – Somerset Emerging Markets Fund

Services of the Sub-Adviser – Somerset Capital Management LLP

Pursuant to a Sub-Advisory Agreement (“Sub-Advisory Agreement”) entered into between the Adviser and Somerset Capital Management, LLP (“Somerset”), Somerset manages the securities of the Brown Advisory – Somerset Emerging Markets Fund and makes investment decisions for the Fund subject to such policies as the Board of Trustees may determine.  By its terms, the Sub-Advisory Agreement will continue in effect for so as long as such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Sub-Advisory Agreement.  The Sub-Advisory Agreement can be terminated at any time by the Board of Trustees, the Adviser, or by a vote of a majority of the outstanding voting securities of the Brown Advisory – Somerset Emerging Markets Fund, without payment of any penalty, on not less than 60 days’ written notice to Somerset, and Somerset may at any time, without the payment of any penalty, terminate this Agreement on not less than 60 days’ written notice to the Adviser.  The Sub-Advisory Agreement automatically and immediately will terminate in the event of its assignment (as defined in the 1940 Act).  The Adviser pays Somerset a fee equal to an annual rate of 0.45% of the average daily net assets of the Fund.

Somerset’s activities are subject to general supervision by the Adviser and the Board of Trustees.  Although the Adviser and the Board do not evaluate the investment merits of each of Somerset’s specific securities selections, they do review the performance of Somerset relative to the selection criteria.

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The Adviser has ultimate responsibility for the investment performance of the Fund pursuant to its responsibility to oversee Somerset and recommend its hiring and/or replacement.

Ownership of the Sub-Adviser

Somerset Capital Management LLP, which was founded in 2007, is organized as a limited liability partnership and is majority owned by its employees.

Information Regarding Portfolio Managers

The following information regarding the portfolio managers for the Brown Advisory – Somerset Emerging Markets Fund has been provided by Somerset.

Other Accounts Under Management.  The table below identifies, for each portfolio manager of the Brown Advisory – Somerset Emerging Markets Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information in the table is shown as of June 30, 2016 .  Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brown Advisory –Somerset Emerging Markets Fund
Edward Lam	0 $0	3 $1.7 billion	3 $74 million	0 $0	1 $32 million	1 $36 million
Edward Robertson	1 $299 million	6 $1.4 billion	9 $2.0 billion	0 $0	0 $0	5 $818 million

Conflicts of Interest for Portfolio Managers.   Material conflicts of interest may arise when the Fund’s portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above.  These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may need to be divided among those funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Use of Brokers’ Commission.  Somerset’s brokerage policy is derived from that dictated by its principal regulators. The rules essentially allow the use of brokers’ commission for the purchase of execution of trades and for research services which assist in Somerset’s investment management activity for its clients.  All expenses to be so treated must be approved in writing by Somerset’s Compliance and Legal Department before implementation.  Somerset employs these execution and research services for the benefit of its clients, and the arrangements under which they are provided are managed in accordance with regulatory requirements and Somerset’s fiduciary obligations.

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Variation in Compensation.  A conflict of interest may arise where the management fee structure differs among funds and/or accounts, such as where certain funds or accounts pay higher management fees or performance-based management fees.  When a portfolio manager shares in the profits and losses of an investment adviser, the portfolio manager might be motivated to devote more attention to, or otherwise favor, more profitable funds and/or accounts.

Proprietary Investments.  Somerset and several of its partners, including the portfolio managers, have substantial personal or proprietary investments in some of the pooled investment vehicles managed by Somerset.  A portfolio manager might be motivated to favor funds and/or accounts in which he or she, or his or her colleagues, has an interest or in which the investment adviser and/or its affiliates have interests.

Other Factors.  Several other factors, including the desire to maintain or increase assets under Somerset’s management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to some funds and/or accounts.

Somerset has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for Somerset and the individuals that it employs.  For example, each portfolio manager is subject to Somerset’s personal account dealing policy as well as its stock allocation policy. Somerset has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by Somerset will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Information Concerning Compensation of Portfolio Managers.  Each portfolio manager of Somerset receives a compensation package that includes a base salary and variable incentive bonus. The incentive bonus is determined by two different mechanisms.  First, a discretionary bonus is determined by Somerset’s executive committee based on subjective factors.  Second, a portion of the bonus is derived from a formula based, in part, on the net assets of the Fund, subject to certain conditions. From time to time, partners may be offered the opportunity to purchase additional interests in Somerset.

All portions of a portfolio manager’s compensation package are paid by Somerset and not by any client account.

Fund	Benchmark Index

Brown Advisory – Somerset Emerging Markets Fund	MSCI Emerging Markets Index

Portfolio Managers Ownership in the Fund. As of June 30, 2016, each portfolio manager that retained decision making authority over the Brown Advisory – Somerset Emerging Markets Fund’s management beneficially owned shares of the Fund as summarized in the following table using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, and over $1,000,000.

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of 6/30/ 16
Brown Advisory – Somerset Emerging Markets Fund
Edward Lam	None
Edward Robertson	None

Investment Sub-Adviser – Emerging Markets Small-Cap Fund

Services of the Sub-Adviser – Macquarie Funds Management Hong Kong Limited

Pursuant to a Sub-Advisory Agreement (“Sub-Advisory Agreement”) entered into between the Adviser and Macquarie Funds Management Hong Kong Limited (“MFMHKL”), on behalf of the Brown Advisory Emerging Markets Small-Cap Fund, MFMHKL manages the securities of the Fund and makes investment decisions for the Fund subject to such policies as the Board of Trustees may determine.  By its terms, the Sub-Advisory Agreement will continue in effect for so as long as such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Sub-Advisory Agreement.  The Sub-Advisory Agreement can be terminated at any time by the Board of Trustees, the Adviser, or by a vote of a majority of the outstanding voting securities of the Brown Advisory Emerging Markets Small-Cap Fund, without payment of any penalty, on not less than 60 days’ written notice to MFMHKL, and MFMHKL may at any time, without the payment of any penalty, terminate the Sub-Advisory Agreement on not less than 60 days’ written notice to the Adviser.  The Sub-Advisory Agreement automatically and immediately will terminate in the event of its assignment (as defined in the 1940 Act).  The Adviser pays MFMHKL a fee equal to an annual rate of 0.90% of the average daily net assets of the segment of the Brown Advisory Emerging Markets Small-Cap Fund that it sub-advises.

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MFMHKL’s activities are subject to general supervision by the Adviser and the Board of Trustees.  Although the Adviser and the Board do not evaluate the investment merits of each of MFMHKL’s specific securities selections, they do review the performance of MFMHKL relative to the selection criteria.

The Adviser has ultimate responsibility for the investment performance of the Fund pursuant to its responsibility to oversee MFMHKL and recommend its hiring and/or replacement.

Ownership of the Sub-Adviser

MFMHKL is a wholly-owned subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services.

Information Regarding Portfolio Managers

The following information regarding the portfolio managers for the Brown Advisory Emerging Markets Small-Cap Fund has been provided by MFMHKL.

Other Accounts Under Management.  The table below identifies, for each portfolio manager of the Brown Advisory Emerging Markets Small-Cap Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information in the table is shown as of June 30, 2016 .  Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brown Advisory Emerging Markets Small-Cap Fund
John Bugg Sam Le Cornu	1 $5 million	6 $2.1 billion	9 $555 million	0 $0	3 $716 million	5 $99 million

Conflicts of Interest for Portfolio Managers.

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Brown Advisory Emerging Markets Small-Cap Fund and the investment action for such other fund or account and the Brown Advisory Emerging Markets Small-Cap Fund may differ.  For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security.  As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Brown Advisory Emerging Markets Small-Cap Fund.  Additionally, the management of multiple other funds or accounts and the Brown Advisory Emerging Markets Small-Cap Fund may give rise to potential conflicts of interests, as a portfolio manager must allocate time and effort to multiple other funds or accounts and the Brown Advisory Emerging Markets Small-Cap Fund.  A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund.  The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate.  MFMHKL has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

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Some of the funds and accounts managed by the portfolio managers have a performance-based fee.  This compensation structure presents a potential conflict of interest because the portfolio managers have an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which MFMHKL does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest.  While MFMHKL’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Information Concerning Compensation of Portfolio Managers.

Fixed remuneration is determined by the individual’s skills, contribution to Macquarie’s success and competitor analysis to attract and retain the highest caliber staff.  Performance based remuneration is in the form of profit share which is discretionary in nature and truly variable. Performance-based profit share is allocated to Macquarie's businesses and, in turn, to individuals based on performance. Performance is primarily assessed based on relative contribution to profits while taking into account capital usage and risk management. This results in businesses and individuals being motivated to increase earnings and to use shareholder funds efficiently, consistent with prudent risk-taking.

The Asian Fundamental Listed Equities team is a separate profit centre within Macquarie and they receive a portion of the profits generated by the Asian Fundamental Equities Business. Performance assessment and profit share split is a function of many aspects; these are listed below in decreasing order of significance:

•
Profitability of the funds managed.  As revenue is generated from both the management fees and performance fees of the funds managed by the team, profitability is a function of both the assets under management and the excess performance of the funds relative to their respective benchmarks over the relevant performance period.

•	Performance of equity funds excess to benchmark and relative to peers over 1, 3 and 5 years
•	Research quality and efficiency
•	Product development initiative
•	Overall business unit profitability
In addition, other qualitative measures are used in assessing individual performance, such as: how business is done; governance and compliance; long-term sustainability; people leadership and adherence to Macquarie's Goals and Values. Staff are motivated to work co-operatively given that their profit share will reflect Macquarie's overall performance, the relative performance of their business and their individual contribution.

Macquarie endorses profit share retention whereby a proportion is retained and notionally invested in underlying assets/funds the individual is responsible for to align employees' interests with those of the wider Business. Retained profit share from 2009 onwards has been delivered as Macquarie equity awards through the Macquarie Group Employee Retained Equity Plan.

Fund	Benchmark Index and/or Peer Group for Incentive Period

Brown Advisory Emerging Markets Small-Cap Fund	MSCI Emerging Markets Small-Cap Index

Portfolio Managers Ownership in the Fund. As of June 30, 2016, each portfolio manager that retained decision making authority over the Brown Advisory – Emerging Markets Small-Cap Fund’s management beneficially owned shares of the Fund as summarized in the following table using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, and over $1,000,000.

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Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of 6/30/ 16
Brown Advisory Emerging Markets Small-Cap Fund
John Bugg	None
Sam Le Cornu	None

Advisory Fees

The Adviser’s fee is calculated as a percentage of each Fund’s average daily net assets. The fee, if not waived, is accrued daily by each Fund and is assessed to each class based on average net assets for the previous month. The Adviser’s fee is paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in each Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

The Adviser may also receive compensation from certain omnibus account providers for providing shareholder services to Fund shareholders.

The following table shows the dollar amount of the fees payable by each Fund to the Adviser, the amount of fees waived by the Adviser, if any, and the actual fees received by the Adviser.  The data presented are for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations).

	Advisory Fee Accrued	Advisory Fee Waived and/or Expenses Reimbursed	Recouped Fees and Expenses	Net Advisory Fee Received
Brown Advisory Growth Equity Fund
Year Ended June 30, 2016	$13,917,933	$0	$0	$13,917,933
Year Ended June 30, 2015	$15,543,334	$0	$0	$15,543,334
Year Ended June 30, 2014	$15,472,211	$0	$0	$15,472,211
Brown Advisory Flexible Equity Fund
Year Ended June 30, 2016	$1,853,035	$0	$0	$1,853,035
Year Ended June 30, 2015	$1,424,258	$0	$0	$1,424,258
Year Ended June 30, 2014	$851,025	$0	$18,551	$869,576
Brown Advisory Equity Income Fund
Year Ended June 30, 2016	$963,369	$0	$0	$963,369
Year Ended June 30, 2015	$1,238,356	$0	$0	$1,238,356
Year Ended June 30, 2014	$1,124,647	$0	$0	$1,124,647
Brown Advisory Sustainable Growth Fund
Year Ended June 30, 2016	$1,736,123	$0	$0	$1,736,123
Year Ended June 30, 2015	$1,265,870	$0	$0	$1,265,870
Year Ended June 30, 2014	$1,207,768	$0	$0	$1,207,768
Brown Advisory Small-Cap Growth Fund
Year Ended June 30, 2016	$2,299,765	$0	$0	$2,299,765
Year Ended June 30, 2015	$2,365,665	$0	$0	$2,365,665
Year Ended June 30, 2014	$2,686,655	$0	$0	$2,686,655
Brown Advisory Small-Cap Fundamental Value Fund
Year Ended June 30, 2016	$7,418,755	$0	$0	$7,418,755
Year Ended June 30, 2015	$6,040,352	$0	$0	$6,040,352
Year Ended June 30, 2014	$4,429,963	$0	$0	$4,429,963
Brown Advisory Global Leaders Fund
Year Ended June 30, 2016(1)	$97,589	$84,282	$0	$13,307

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Advisory Fee Accrued	Advisory Fee Waived and/or Expenses Reimbursed	Recouped Fees and Expenses	Net Advisory Fee Received
Brown Advisory Intermediate Income Fund
Year Ended June 30, 2016	$455,457	$104,520	$0	$350,937
Year Ended June 30, 2015	$537,744	$99,465	$0	$438,279
Year Ended June 30, 2014	$706,999	$8,309	$0	$698,690
Brown Advisory Total Return Fund
Year Ended June 30, 2016	$242,212	$0	$0	$242,212
Year Ended June 30, 2015(2)	$132,441	$0	$0	$132,441
Brown Advisory Strategic Bond Fund
Year Ended June 30, 2016	$189,926	$14,033	$0	$175,893
Year Ended June 30, 2015	$182,098	$7,500	$0	$174,598
Year Ended June 30, 2014	$142,677	$0	$0	$142,677
Brown Advisory Maryland Bond Fund
Year Ended June 30, 2016	$569,973	$0	$0	$569,973
Year Ended June 30, 2015	$627,902	$0	$0	$627,902
Year Ended June 30, 2014	$668,820	$0	$0	$668,820
Brown Advisory Tax Exempt Bond Fund
Year Ended June 30, 2016	$674,998	$0	$0	$674,998
Year Ended June 30, 2015	$659,060	$0	$0	$659,060
Year Ended June 30, 2014	$506,671	$0	$0	$506,671
Brown Advisory Mortgage Securities Fund
Year Ended June 30, 2016	$951,696	$0	$0	$951,696
Year Ended June 30, 2015	$641,728	$0	$0	$641,728
Year Ended June 30, 2014(3)	$244,582	$0	$0	$244,582
Brown Advisory – WMC Strategic European Equity Fund
Year Ended June 30, 2016	$8,817,590	$0	$0	$8,817,590
Year Ended June 30, 2015	$2,033,872	$0	$0	$2,033,872
Year Ended June 30, 2014(4)	$967,095	$0	$0	$967,095
Brown Advisory – WMC Japan Alpha Opportunities Fund
Year Ended June 30, 2016	$21,220,448	$0	$0	$21,220,448
Year Ended June 30, 2015	$13,264,147	$0	$0	$13,264,147
Year Ended June 30, 2014(5)	$2,803,056	$0	$0	$2,803,056
Brown Advisory – Somerset Emerging Markets Fund
Year Ended June 30, 2016	$3,754,801	$0	$0	$3,754,801
Year Ended June 30, 2015	$2,484,673	$0	$0	$2,484,673
Year Ended June 30, 2014	$1,456,197	$0	$0	$1,456,197
Brown Advisory Emerging Markets Small-Cap Fund
Year Ended June 30, 2016	$2,587,569	$0	$0	$2,587,569
Year Ended June 30, 2015(6)	$957,062	$0	$0	$957,062
(1)	The Brown Advisory Global Leaders Fund commenced operations on July 1, 2015.
(2)	The Brown Advisory Total Return Fund commenced operations on October 30, 2014.
(3)	The Brown Advisory Mortgage Securities Fund commenced operations on December 26, 2013.
(4)	The Brown Advisory – WMC Strategic European Equity Fund commenced operations on October 21, 2013.
(5)	The Brown Advisory – WMC Japan Alpha Opportunities Fund commenced operations on March 4, 2014.
(6)	The Brown Advisory – Emerging Markets Small-Cap Fund commenced operations on November 21, 2014.

For the year/period ended June 30, 2016, the Adviser waived $84,282 in expenses for the Global Leaders Fund and $14,033 in expenses for the Strategic Bond Fund. The Adviser is permitted to seek reimbursement from the Funds for fees waived and/or Fund expenses it pays over the following three years after such payment. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. As of June 30, 2016, the cumulative amounts of previously waived fees that the Adviser may recoup from the Funds are shown below, along with the expiration date of such recoupment:

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Fund	June 30,
	2017	2018	2019	Total
Brown Advisory Global Leaders Fund	$0	$0	$84,282	$84,282
Brown Advisory Strategic Bond Fund	$0	$7,500	$14,033	$21,533

Sub-Advisory Fees

The Adviser pays Wellington Management a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by Wellington Management. For the fiscal year ended June 30, 2016 , 2015 and 2014, the following sub-advisory fee, as a percentage of the Brown Advisory – WMC Strategic European Equity and Brown Advisory – WMC Japan Alpha Opportunities Fund’s average daily net assets, was paid by the Adviser to Wellington Management:

	Percentage of average daily net assets	Net Sub‑Advisory Fee Paid

Brown Advisory – WMC Strategic European Equity Fund
Year Ended June 30, 2016	0.55%	$5,395,148
Year Ended June 30, 2015	0.55%	$1,242,922
Year Ended June 30, 2014(1)	0.55%	$591,002
Brown Advisory – WMC Japan Alpha Opportunities Fund
Year Ended June 30, 2016	0.70%	$14,875,961
Year Ended June 30, 2015	0.70%	$9,284,903
Year Ended June 30, 2014(2)	0.70%	$1,962,139
(1)	The Brown Advisory – WMC Strategic European Equity Fund commenced operations on October 21, 2013.
(2)	The Brown Advisory – WMC Japan Alpha Opportunities Fund commenced operations on March 4, 2014.

The Adviser pays Somerset a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by Somerset.  For the fiscal years ended June 30, 2016, 2015 and 2014 the following fee, as a percentage of the Brown Advisory – Somerset Emerging Markets Fund’s average daily net assets, was paid to Somerset:

Percentage of average daily net assets	Net Sub‑Advisory Fee Paid

Brown Advisory – Somerset Emerging Markets Fund
Year Ended June 30, 2016	0.45%	$1,879,804
Year Ended June 30, 2015	0.45%	$1,242,337
Year Ended June 30, 2014	0.45%	$728,099

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The Adviser pays Macquarie Funds Management Hong Kong Limited (“MFMHKL”) a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by MFMHKL.  For the fiscal years ended June 30, 2016 and 2015, the following fee, as a percentage of the Brown Advisory Emerging Markets Small Cap Fund’s average daily net assets, was paid to MFMHKL:

Percentage of average daily net assets	Net Sub‑Advisory Fee Paid

Brown Advisory Emerging Markets Small-Cap Fund
Year Ended June 30, 2016	0.90%	$1,865,604
Year Ended June 30, 2015(1)	0.90%	$689,085

(1)   The Brown Advisory Emerging Markets Small-Cap Fund commenced operations on November 21, 2014.

The Adviser pays Brown Advisory Limited a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by Brown Advisory Limited.  For the fiscal year ended June 30, 2016, the following fee, as a percentage of the Brown Advisory Global Leaders Fund’s average daily net assets, was paid to Brown Advisory Limited:

Percentage of a verage daily net assets	Net Sub‑Advisory Fee Paid

Brown Advisory Global Leaders Fund
Year Ended June 30, 2016(1)	0.39%	$39,350

(1) The Brown Advisory Global Leaders Fund commenced operations on July 1, 2015.

Expense Limitation Agreements

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) in order to limit each Fund’s total expenses as follows:

Fund	Institutional Shares	Investor Shares	Advisor Shares
Brown Advisory Growth Equity Fund	1.00%	1.15%	1.35%
Brown Advisory Flexible Equity Fund	1.00%	1.15%	1.35%
Brown Advisory Equity Income Fund	1.00%	1.15%	1.35%
Brown Advisory Sustainable Growth Fund	1.00%	1.15%	1.35%
Brown Advisory Small-Cap Growth Fund	1.25%	1.40%	1.60%
Brown Advisory Small-Cap Fundamental Value Fund	1.25%	1.40%	1.60%
Brown Advisory Global Leaders Fund	0.70%	0.85%	1.10%
Brown Advisory Intermediate Income Fund	0.55%	0.60%	0.80%
Brown Advisory Total Return Fund	0.55%	0.60%	0.80%
Brown Advisory Strategic Bond Fund	0.65%	0.70%	0.95%
Brown Advisory Maryland Bond Fund	0.55%	0.60%	0.80%
Brown Advisory Tax Exempt Bond Fund	0.55%	0.60%	0.80%
Brown Advisory Mortgage Securities Fund	0.55%	0.60%	0.80%
Brown Advisory – WMC Strategic European Equity Fund	1.60%	1.75%	2.00%
Brown Advisory – WMC Japan Alpha Opportunities Fund	1.70%	1.85%	2.10%
Brown Advisory – Somerset Emerging Markets Fund	1.60%	1.75%	2.00%
Brown Advisory Emerging Markets Small-Cap Fund	1.95%	2.10%	2.35%

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Under the Expense Limitation Agreements, the Adviser may recapture waived fees and expenses borne for a three-year period under specified conditions.

The Expense Limitation Agreement will remain in effect until October 31, 2017 .  The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the Board of Trustees.

Other Provisions of Advisory Agreement and Sub-Advisory Agreements

The Adviser and the Sub-Advisers are not affiliated with USBFS or any company affiliated with USBFS. The Advisory Agreement and Sub-Advisory Agreements remain in effect for a period of two years from the date of their initial effectiveness. Subsequently, the Advisory Agreement and Sub-Advisory Agreements must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement and Sub-Advisory Agreements are terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser and/or Sub-Advisers on 60 days’ written notice to the Trust.  The Advisory Agreement and Sub-Advisory Agreements terminate immediately upon assignment (as defined in the 1940 Act).

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Likewise, under the Sub-Advisory Agreements, the Sub-Advisers are not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Distributor

Distribution Services

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Trust and Quasar adopted on May 2, 2012 (the “Distribution Agreement”), Quasar acts as each Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of each Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Trust and Quasar has an initial term of two years and subsequently will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan – (Advisor Class Shares)

On May 2, 2012, the Trust adopted a distribution plan for their Advisor Class shares pursuant to Rule 12b‑1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, each Fund pays a fee to the Distributor for distribution services (the “Distribution Fee”) at an annual rate of 0.25% for Advisor Class shares of the Fund’s average daily net asset value of its Advisor Class shares.  The 12b-1 Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Advisor Class shares of a Fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

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The Distributor may use the Distribution Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the trustees who are not “interested persons” of the Funds, select and nominate all other trustees who are not “interested persons” of the Funds.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Funds to financial intermediaries are based primarily on the dollar amount of assets invested in the Funds through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Funds’ 12b-1 Plan, the Funds may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Funds for their employees.  In addition, the Funds may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Funds’ shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Any material amendment to the 12b-1 Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The 12b-1 Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by Advisor Class shares of the Funds for the fiscal year ended June 30, 2016 .

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Fund	12b-1 fees incurred
Brown Advisory Growth Equity Fund	$94,979
Brown Advisory Flexible Equity Fund	$23,799
Brown Advisory Equity Income Fund	$7,281
Brown Advisory Sustainable Growth Fund	$467,054
Brown Advisory Small-Cap Growth Fund	$16,754
Brown Advisory Small-Cap Fundamental Value Fund	$133,640
Brown Advisory Global Leaders Fund(1)	$0
Brown Advisory Intermediate Income Fund	$22,897
Brown Advisory Total Return Fund	$0
Brown Advisory Strategic Bond Fund	$2,909
Brown Advisory Maryland Bond Fund	$0
Brown Advisory Tax Exempt Bond Fund	$0
Brown Advisory Mortgage Securities Fund	$0
Brown Advisory – WMC Strategic European Equity Fund	$2,207
Brown Advisory – WMC Japan Alpha Opportunities Fund	$3,448
Brown Advisory – Somerset Emerging Markets Fund	$1,477
Brown Advisory Emerging Markets Small-Cap Fund	$0
(1)	The Global Leaders Fund commenced operations on July 1, 2015.

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses
Brown Advisory Growth Equity Fund	$0	$0	$0	$0	$0	$94,979
Brown Advisory Flexible Equity Fund	$0	$0	$0	$0	$0	$23,799
Brown Advisory Equity Income Fund	$0	$0	$0	$0	$0	$7,281
Brown Advisory Sustainable Growth Fund	$0	$0	$0	$0	$0	$467,054
Brown Advisory Small-Cap Growth Fund	$0	$0	$0	$0	$0	$16,754
Brown Advisory Small-Cap Fundamental Value Fund	$0	$0	$0	$0	$0	$133,640
Brown Advisory Global Leaders Fund(1)	$0	$0	$0	$0	$0	$0
Brown Advisory Intermediate Income Fund	$0	$0	$0	$0	$0	$22,897
Brown Advisory Total Return Fund	$0	$0	$0	$0	$0	$0
Brown Advisory Strategic Bond Fund	$0	$0	$0	$0	$0	$2,909
Brown Advisory Maryland Bond Fund	$0	$0	$0	$0	$0	$0
Brown Advisory Tax Exempt Bond Fund	$0	$0	$0	$0	$0	$0
Brown Advisory Mortgage Securities Fund	$0	$0	$0	$0	$0	$0
Brown Advisory – WMC Strategic European Equity Fund	$0	$0	$0	$0	$0	$2,207
Brown Advisory – WMC Japan Alpha Opportunities Fund	$0	$0	$0	$0	$0	$3,448

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Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses
Brown Advisory – Somerset Emerging Markets Fund	$0	$0	$0	$0	$0	$1,477
Brown Advisory Emerging Markets Small-Cap Fund	$0	$0	$0	$0	$0	$0
(1)	The Brown Advisory Global Leaders Fund commenced operations on July 1, 2015.

Shareholder Servicing Plan – (Advisor and Investor Class Shares)

Pursuant to the Shareholder Servicing Plan (the “Plan”) adopted by the Trust on May 2, 2012 with respect to the Advisor and Investor Classes of the Funds, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”).  Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of the Funds; (2) aggregating and processing orders involving the shares of the Funds; (3) processing dividend and other distribution payments from the Funds on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Funds; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Funds to shareholders; (7) assisting shareholders in changing the Funds’ records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Funds necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, each Fund (other than the Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund) pays the Adviser a fee of up to 0.15% of each Fund’s average daily net assets of its Advisor and Investor Class Shares.  The Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Tax Exempt Bond Fund and Brown Advisory Mortgage Securities Fund each pay the Adviser a fee of up to 0.05% of average daily net assets for Shareholder Servicing Activities.

Business Management Services

Pursuant to the Business Management Agreement, the Adviser also provides certain business management services to the Funds, including, without limitation, monitoring of the Funds’ relationships with third-party service providers, and assisting with necessary and appropriate services to the Board of the Trust.  For these services, the Adviser is entitled to receive a fee from each Fund at a rate of 0.05% of the Fund’s average daily net assets.

The table below shows the amount of Business Management Services fees incurred by the Funds for the fiscal year ended June 30, 2016 .

Fund	Business Management Services Fee
Brown Advisory Growth Equity Fund	$1,159,828
Brown Advisory Flexible Equity Fund	$154,420
Brown Advisory Equity Income Fund	$80,281
Brown Advisory Sustainable Growth Fund	$144,677
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Fund	Business Management Services Fee
Brown Advisory Small-Cap Growth Fund	$135,280
Brown Advisory Small-Cap Fundamental Value Fund	$436,397
Brown Advisory Global Leaders Fund(1)	$7,507
Brown Advisory Intermediate Income Fund	$75,910
Brown Advisory Total Return Fund	$40,369
Brown Advisory Strategic Bond Fund	$23,741
Brown Advisory Maryland Bond Fund	$94,995
Brown Advisory Tax Exempt Bond Fund	$112,500
Brown Advisory Mortgage Securities Fund	$158,616
Brown Advisory – WMC Strategic European Equity Fund	$489,866
Brown Advisory – WMC Japan Alpha Opportunities Fund	$1,061,022
Brown Advisory − Somerset Emerging Markets Fund	$208,600
Brown Advisory Emerging Markets Small-Cap Fund	$103,503
(1)	The Brown Advisory Global Leaders Fund commenced operations on July 1, 2015.

Other Fund Service Providers

Administrator and Accountant

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Funds pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator will receive a portion of fees from the Funds as part of a bundled-fees agreement for services performed as fund administrator, fund accountant and transfer agent to the Trust.

For the periods shown below the Funds paid USBFS the following:

Administration Fee Paid to USBFS(1)
Brown Advisory Growth Equity Fund
Year Ended June 30, 2016	$811,824
Year Ended June 30, 2015	$995,486
Year Ended June 30, 2014	$1,156,466
Brown Advisory Flexible Equity Fund
Year Ended June 30, 2016	$110,175
Year Ended June 30, 2015	$93,659
Year Ended June 30, 2014	$64,788
Brown Advisory Equity Income Fund
Year Ended June 30, 2016	$58,110
Year Ended June 30, 2015	$80,349
Year Ended June 30, 2014	$84,056
Brown Advisory Sustainable Growth Fund
Year Ended June 30, 2016	$106,246
Year Ended June 30, 2015	$86,585
Year Ended June 30, 2014	$93,810

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Administration Fee Paid to USBFS(1)
Brown Advisory Small-Cap Growth Fund
Year Ended June 30, 2016	$97,944
Year Ended June 30, 2015	$108,866
Year Ended June 30, 2014	$142,654
Brown Advisory Small-Cap Fundamental Value Fund
Year Ended June 30, 2016	$307,549
Year Ended June 30, 2015	$272,124
Year Ended June 30, 2014	$233,907
Brown Advisory Global Leaders Fund
Year Ended June 30, 2016(2)	$9,352
Brown Advisory Intermediate Income Fund
Year Ended June 30, 2016	$66,517
Year Ended June 30, 2015	$80,251
Year Ended June 30, 2014	$122,954
Brown Advisory Total Return Fund
Year Ended June 30, 2016	$44,808
Year Ended June 30, 2015(3)	$24,320
Brown Advisory Strategic Bond Fund
Year Ended June 30, 2016	$29,516
Year Ended June 30, 2015	$24,730
Year Ended June 30, 2014	$11,611
Brown Advisory Maryland Bond Fund
Year Ended June 30, 2016	$90,265
Year Ended June 30, 2015	$109,141
Year Ended June 30, 2014	$144,583
Brown Advisory Tax Exempt Bond Fund
Year Ended June 30, 2016	$102,589
Year Ended June 30, 2015	$109,735
Year Ended June 30, 2014	$93,094
Brown Advisory Mortgage Securities Fund
Year Ended June 30, 2016	$166,490
Year Ended June 30, 2015	$123,962
Year Ended June 30, 2014(4)	$51,535
Brown Advisory − WMC Strategic European Equity Fund
Year Ended June 30, 2016	$352,514
Year Ended June 30, 2015	$94,786
Year Ended June 30, 2014(5)	$55,252
Brown Advisory – WMC Japan Alpha Opportunities Fund
Year Ended June 30, 2016	$773,542
Year Ended June 30, 2015	$546,622
Year Ended June 30, 2014(6)	$133,817
Brown Advisory – Somerset Emerging Markets Fund
Year Ended June 30, 2016	$152,945
Year Ended June 30, 2015	$118,055
Year Ended June 30, 2014	$83,105
Brown Advisory Emerging Markets Small-Cap Fund
Year Ended June 30, 2016	$79,142
Year Ended June 30, 2015(7)	$36,552

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(1)	Includes fees paid to U.S. Bancorp Fund Services, LLC for transfer agent, fund accounting and fund administration services.
(2)	The Brown Advisory Global Leaders Fund commenced operations on July 1, 2015.
(3)	The Brown Advisory Total Return Fund commenced operations on October 30, 2014.
(4)	The Brown Advisory Mortgage Securities Fund commenced operations on December 26, 2013
(5)	The Brown Advisory – WMC Strategic European Equity Fund commenced operations on October 21, 2013.
(6)	The Brown Advisory – WMC Japan Alpha Opportunities Fund commenced operations on March 4, 2014.
(7)	The Brown Advisory Emerging Markets Small Cap Fund commenced operations on November 21, 2014.

Custodian

U.S. Bank, National Association is the custodian for the Funds (the “Custodian”) and safeguards and controls the Funds’ cash and securities, determines income and collects interest on Fund investments. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  USBFS, U.S. Bank, National Association, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Legal Counsel

Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the Funds’ independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Funds (other than for the Brown Advisory Global Leaders Fund, the Brown Advisory − WMC Strategic European Equity Fund, the Brown Advisory – WMC Japan Alpha Opportunities Fund, the Brown Advisory – Somerset Emerging Markets Fund and the Brown Advisory Emerging Markets Small-Cap Fund) and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage and principal business.  Each respective Sub-Adviser is responsible for portfolio transactions for the Brown Advisory Global Leaders Fund, the Brown Advisory − WMC Strategic European Equity Fund, the Brown Advisory – WMC Japan Alpha Opportunities Fund, the Brown Advisory – Somerset Emerging Markets Fund and the Brown Advisory Emerging Markets Small-Cap Fund.

How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser and/or Sub-Advisers will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser and/or Sub-Advisers will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

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In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

Commissions Paid

The table below shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of the Fund, the Adviser or distributor or an affiliate thereof. The data presented are for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations).

Fund	Total Brokerage Commissions	Total Brokerage Commissions Paid to an Affiliate of the Fund’s Advisor or Distributor	Percent of Brokerage Commissions Paid to an Affiliate of the Fund’s Advisor or Distributor	Percent of Transactions Executed by an Affiliate of the Fund’s Advisor or Distributor
Brown Advisory Growth Equity Fund
Year Ended June 30, 2016	$520,647	$0	0%	0%
Year Ended June 30, 2015	$690,696	$0	0%	0%
Year Ended June 30, 2014	$636,152	$0	0%	0%
Brown Advisory Flexible Equity Fund
Year Ended June 30, 2016	$82,628	$0	0%	0%
Year Ended June 30, 2015	$39,444	$0	0%	0%
Year Ended June 30, 2014	$48,561	$0	0%	0%
Brown Advisory Equity Income Fund
Year Ended June 30, 2016	$80,269	$0	0%	0%
Year Ended June 30, 2015	$41,026	$0	0%	0%
Year Ended June 30, 2014	$70,236	$0	0%	0%
Brown Advisory Sustainable Growth Fund
Year Ended June 30, 2016	$97,870	$0	0%	0%
Year Ended June 30, 2015	$70,800	$0	0%	0%
Year Ended June 30, 2014	$50,796	$0	0%	0%
Brown Advisory Small-Cap Growth Fund
Year Ended June 30, 2016	$120,071	$0	0%	0%
Year Ended June 30, 2015	$150,476	$0	0%	0%
Year Ended June 30, 2014	$140,790	$0	0%	0%
Brown Advisory Small-Cap Fundamental Value Fund
Year Ended June 30, 2016	$646,379	$0	0%	0%
Year Ended June 30, 2015	$601,115	$0	0%	0%
Year Ended June 30, 2014	$415,011	$0	0%	0%
Brown Advisory Global Leaders Fund
Year Ended June 30, 2016(1)	$18,932	$0	0%	0%
Brown Advisory Intermediate Income Fund
Year Ended June 30, 2016	$0	$0	0%	0%
Year Ended June 30, 2015	$0	$0	0%	0%
Year Ended June 30, 2014	$0	$0	0%	0%
Brown Advisory Total Return Fund
Year Ended June 30, 2016	$3,842	$0	0%	0%
Year Ended June 30, 2015(2)	$0	$0	0%	0%
Brown Advisory Strategic Bond Fund
Year Ended June 30, 2016	$3,974	$0	0%	0%
Year Ended June 30, 2015	$5,885	$0	0%	0%
Year Ended June 30, 2014	$2,054	$0	0%	0%
Brown Advisory Maryland Bond Fund
Year Ended June 30, 2016	$0	$0	0%	0%
Year Ended June 30, 2015	$0	$0	0%	0%
Year Ended June 30, 2014	$0	$0	0%	0%

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Fund	Total Brokerage Commissions	Total Brokerage Commissions Paid to an Affiliate of the Fund’s Advisor or Distributor	Percent of Brokerage Commissions Paid to an Affiliate of the Fund’s Advisor or Distributor	Percent of Transactions Executed by an Affiliate of the Fund’s Advisor or Distributor
Brown Advisory Tax Exempt Bond Fund
Year Ended June 30, 2016	$0	$0	0%	0%
Year Ended June 30, 2015	$0	$0	0%	0%
Year Ended June 30, 2014	$0	$0	0%	0%
Brown Advisory Mortgage Securities Fund
Year Ended June 30, 2016	$0	$0	0%	0%
Year Ended June 30, 2015	$0	$0	0%	0%
Year Ended June 30, 2014(3)	$0	$0	0%	0%
Brown Advisory – WMC Strategic European Equity Fund
Year Ended June 30, 2016	$909,842	$0	0%	0%
Year Ended June 30, 2015	$175,893	$0	0%	0%
Year Ended June 30, 2014(4)	$149,491	$0	0%	0%
Brown Advisory – WMC Japan Alpha Opportunities Fund
Year Ended June 30, 2016	$3,096,975	$0	0%	0%
Year Ended June 30, 2015	$1,304,513	$0	0%	0%
Year Ended June 30, 2014(5)	$736,842	$0	0%	0%
Brown Advisory – Somerset Emerging Markets Fund
Year Ended June 30, 2016	$323,827	$0	0%	0%
Year Ended June 30, 2015	$368,892	$0	0%	0%
Year Ended June 30, 2014	$184,784	$0	0%	0%
Brown Advisory Emerging Markets Small-Cap Fund
Year Ended June 30, 2016	$1,041,716	$0	0%	0%
Year Ended June 30, 2015(6)	$694,098	$0	0%	0%
(1)	The Brown Advisory Global Leaders Fund commenced operations on July 1, 2015.
(2)	The Brown Advisory Total Return Fund commenced operations on October 30, 2014.
(3)	The Brown Advisory Mortgage Securities Fund commenced operations on December 26, 2013.
(4)	The Brown Advisory − WMC Strategic European Equity Fund commenced operations on October 21, 2013.
(5)	The Brown Advisory – WMC Japan Alpha Opportunities Fund commenced operations on March 4, 2014.
(6)	The Brown Advisory Emerging Markets Small-Cap Fund commenced operations on November 21, 2014.

Adviser and/or Sub-Adviser Responsibility for Purchases and Sales

The Adviser and/or Sub-Advisers place orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser and/or Sub-Advisers. A Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser and/or Sub-Advisers in their best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser and/or Sub-Advisers seek “best execution” for all portfolio transactions. This means that the Adviser and/or Sub-Advisers seek the most favorable price and execution available. The Adviser’s and/or Sub-Adviser’s primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser and/or Sub-Advisers take into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.

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Consistent with applicable rules and the Adviser’s and/or Sub-Advisers’ duties, the Adviser and/or Sub-Advisers may consider payments made by brokers effecting transactions for a Fund. These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to a Fund for which those other persons would be obligated to pay.

The Adviser and/or Sub-Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Obtaining Research from Brokers

The Adviser and/or Sub-Advisers, as appropriate, have full brokerage discretion. The Adviser and/or Sub-Advisers evaluates the range and quality of a broker’s services in placing trades such as securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser and/or Sub-Advisers may give consideration to research services furnished by brokers to the Adviser and/or Sub-Advisers for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser’s and/or Sub-Adviser’s own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser and/or Sub-Advisers accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser and/or Sub-Advisers fees are not reduced by reason of receipt of research services. Most of the brokerage commissions for research are for investment research on specific companies or industries. And, because the Adviser and/or Sub-Advisers will follow a limited number of securities most of the commission dollars spent research will directly benefit clients and the Fund’s investors.

For the fiscal year ended June 30, 2016 , the Funds paid the following brokerage commissions to brokers who also provided research services.  The dollar values of the securities traded for the fiscal year ended June 30, 2016 are also shown below:

	Commissions Paid for Soft- Dollar Arrangements	Dollar Value of Securities Traded
Brown Advisory Growth Equity Fund	$291,086	$746,306,022
Brown Advisory Flexible Equity Fund	$44,473	$97,020,559
Brown Advisory Equity Income Fund	$44,816	$70,931,635
Brown Advisory Sustainable Growth Fund	$64,387	$186,590,338
Brown Advisory Small-Cap Growth Fund	$57,760	$83,757,843
Brown Advisory Small-Cap Fundamental Value Fund	$380,875	$394,825,495
Brown Advisory Global Leaders Fund	$12,406	$21,893,115
Brown Advisory Intermediate Income Fund	$0	$0
Brown Advisory Total Return Fund	$0	$0
Brown Advisory Strategic Bond Fund	$1,531	$622,448
Brown Advisory Maryland Bond Fund	$0	$0
Brown Advisory Tax Exempt Bond Fund	$0	$0
Brown Advisory Mortgage Securities Fund	$0	$0
Brown Advisory – WMC Strategic European Equity Fund	$306,765	$771,640,159
Brown Advisory – WMC Japan Alpha Opportunities Fund	$526,448	$1,200,851,634
Brown Advisory – Somerset Emerging Markets Fund	$33,411	$37,973,671
Brown Advisory Emerging Markets Small-Cap Fund	$101,684	$50,841 ,955

Counterparty Risk

The Adviser and/or Sub-Advisers monitor the creditworthiness of counterparties to each Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

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Transactions through Affiliates

The Adviser and/or Sub-Advisers may effect brokerage transactions through affiliates of the Adviser or the Sub-Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

Other Accounts of the Adviser and/or Sub-Adviser

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser, the Sub-Advisers or their affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s or Sub-Advisers’ opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser and/or Sub-Advisers occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio Turnover

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

For the fiscal years ended June 30, 2016 and June 30, 2015, the Funds had the following portfolio turnover rates:

	Portfolio Turnover Rates
Fund	2016	2015
Brown Advisory Growth Equity Fund	24%	24%
Brown Advisory Flexible Equity Fund	15%	7%
Brown Advisory Equity Income Fund	17%	18%
Brown Advisory Sustainable Growth Fund	30%	37%
Brown Advisory Small-Cap Growth Fund	32%	28%
Brown Advisory Small-Cap Fundamental Value Fund	30%	26%
Brown Advisory Global Leaders Fund	53%(1)	N/A
Brown Advisory Intermediate Income Fund	68%	130%
Brown Advisory Total Return Fund	218%	235%(2)
Brown Advisory Strategic Bond Fund	288%	317%
Brown Advisory Maryland Bond Fund	80%	61%
Brown Advisory Tax Exempt Bond Fund	119%	109%
Brown Advisory Mortgage Securities Fund	244%	147%
Brown Advisory – WMC Strategic European Equity Fund	31%	48%
Brown Advisory – WMC Japan Alpha Opportunities Fund	105%	70%
Brown Advisory – Somerset Emerging Markets Fund	19%	22%
Brown Advisory Emerging Markets Small-Cap Fund	126%	89%(3)
(1)	The Brown Advisory Global Leaders Fund commenced operations on July 1, 2015, and the portfolio turnover rate is not annualized.
(2)	The Brown Advisory Total Return Fund commenced operations on October 30, 2014, and the portfolio turnover rate is not annualized.
(3)	The Brown Advisory Emerging Markets Small-Cap Fund commenced operations on November 21, 2014, and the portfolio turnover rate is not annualized.

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The Brown Advisory Mortgage Securities Fund experienced an increased portfolio turnover rate for the fiscal year ended June 30, 2016, compared to the fiscal year ended June 30, 2015, reflecting the increase in net assets of the Fund.

Securities of Regular Broker-Dealers

From time to time, a Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund’s last fiscal year; or (3) sold the largest amount of a Fund’s shares during the Fund’s last fiscal year.

As of the fiscal year ended June 30, 2016 , the following Funds owned the following securities of their “regular brokers or dealers” or their parents:

Fund	Security of “Regular Broker/Dealer” of the Portfolio	Value of Portfolio’s Aggregate Holding of Securities as of 6/30/16
Brown Advisory Flexible Equity Fund	JP Morgan Chase & Co.	$7,697,965
Brown Advisory Equity Income Fund	JP Morgan Chase & Co.	$3,164,728
Brown Advisory Global Leaders Fund	JP Morgan Chase & Co.	$672,169
Brown Advisory Intermediate Income Fund	Morgan Stanley & Co., Inc.	$1,545,607
Brown Advisory Total Return Fund	Morgan Stanley & Co., Inc.	$810,810

Portfolio Holdings

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of each Fund.  The Adviser has also adopted a policy with respect to disclosure of portfolio holdings of each Fund (the “Adviser’s Policy”), as have each of the Sub-Advisers (collectively, the “Sub-Advisers’ Policies”). Information about each Fund’s portfolio holdings will not be distributed to any third party except in accordance with the Trust’s portfolio holdings policies and the Adviser’s Policy and the Sub-Advisers’ Policies, as applicable (the “Disclosure Policies”).  The Adviser and the Board considered the circumstances under which each Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Adviser, Sub-Advisers, the distributor or any other affiliated person of a Fund.  After due consideration, the Adviser and the Board determined that each Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of a Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of each Fund’s shareholders and potential conflicts of interest in making such disclosures. The Disclosure Policies are each consistent with the Trust’s portfolio holdings disclosure policy and are used in furtherance of the Trust’s policy.

The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of each Fund’s complete holdings is required to be made after the periods covered by the Funds’ Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds that are not sub-advised by a Sub-Adviser disclose their complete portfolio holdings on their website at www.brownadvisoryfunds.com within 10 business days after the calendar month-end.  The Funds that are sub-advised by a Sub-Adviser disclose their complete portfolio holdings on their website within 10 business days after the calendar quarter-end. In addition, for the Funds that are sub-advised by a Sub-Adviser, the top 10 holdings are updated and posted monthly on the Funds’ website within 10 days of the month-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, each Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

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In the event of a conflict between the interests of a Fund and the interests of the Adviser, Sub-Advisers or an affiliated person of the Adviser or Sub-Advisers, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

Service providers are subject to a duty of confidentiality pursuant to contract, applicable policies and procedures, or professional code and may not disclose non-public portfolio holdings information unless specifically authorized. In some cases, a service provider may be required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

•	The recipient agrees to keep confidential any portfolio holdings information received.
•	The recipient agrees not to trade on the non-public information received
•	The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from the Adviser.

Portfolio holdings disclosure may also be made pursuant to prior written approval by the CCO. Prior to approving any such disclosure, the CCO will ensure that procedures, processes and agreements are in place to provide reasonable assurance that the portfolio holdings information will only be used in accordance with the objectives of the Disclosure Policies.

In no event shall the Adviser, Sub-Advisers, their affiliates or employees, a Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Funds from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

In connection with providing investment advisory services to its clients, Wellington Management has ongoing arrangements to disclose non-public portfolio holdings information to the following parties: (1) Bloomberg LP provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis; (2) Brown Brothers Harriman & Co. performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis; (3) Copal Partners (UK) Limited performs certain investment guideline monitoring and coding activities in addition to analytical and reporting functions on behalf of Wellington Management and has access to holdings information on a daily basis; (4) FactSet Research Systems Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis; (5) Glass, Lewis & Co. provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis; (6) Markit WSO Corporation performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis; (7) MSCI Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis; (8) State Street Bank and Trust Company performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis; (9) Syntel Inc. performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.

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From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.brownadvisoryfunds.com for additional information about the Funds, including, without limitation, the periodic disclosure of their portfolio holdings.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of a Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the Fund’s close, which is the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.  A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Shares are purchased at a Fund’s NAV next determined after USBFS receives your order in proper form, as discussed in the Funds’ Prospectus.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee receives the order.  In order to receive that day’s NAV, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.  If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, each Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there remains an adequate market to meet purchase and redemption orders for that day. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, each Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, a Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy a Fund’s shares must be readily marketable, their acquisition consistent with each Fund’s objective and otherwise acceptable to the Adviser and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by a Fund.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

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How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your Financial Intermediary.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem a Fund’s shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder a Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, a Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither a Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur subsequent brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, a Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. Each Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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Distributions

Distributions of net investment income will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) as of the payment date. Distributions of capital gain will be reinvested at the NAV of the Fund (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

Additional Payments to Dealers

The Adviser, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.

Set forth below is a list of the member firms of FINRA to which the Adviser, the Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the fiscal year ended June 30, 2016 (“Additional Payments”).  (Such payments are in addition to any amounts paid to such FINRA firms in the form of fees for shareholder servicing or distribution.  The payments are discussed in further detail in the Prospectus in the section entitled “Choosing a Shares Class - Additional Payments to Dealers”.  Any additions, modification, or deletions to the member firms identified in this list that have occurred since June 30, 2016, are not reflected:

FINRA MEMBER FIRMS:

• Charles Schwab & Co., Inc.
• Fidelity Investments Institutional Services Company, Inc.
• First Clearing (Wells Fargo)
• LPL Financial LLC
• Merrill Lynch, Pierce, Fenner & Smith Incorporated
• MidAtlantic Capital Corporation
• MSCS Financial Services LLC • National Financial Services, LLC • Pershing LLC
• Raymond James & Associates, Inc.
• RBC Capital Markets
• TD Ameritrade
• Vanguard Brokerage Services

The prospect of receiving, or the receipt of, additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting a Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

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This “Taxation” section is based on the Code and applicable regulations in effect on the date of the Prospectus. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax consequences of an investment in a Fund.

Qualification as a Regulated Investment Company

Each Fund intends, for each tax year, to qualify as a “regulated investment company” under the Code.

Federal Income Tax Consequences of Qualification

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, generally a Fund must satisfy the following requirements:

•
The Fund must distribute an amount at least equal to the sum of 90% of its investment company taxable income, determined without regard to any deduction for dividends paid, plus 90% of its net tax-exempt interest, if any, each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement (the “Distribution Requirement”)).

•
The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stocks, securities, and currencies, or other income (including gains from options and futures contracts) derived from its business of investing in such stocks, securities, and currencies and net income derived from interests in qualified publicly traded partnerships.

•
The Fund must satisfy the following asset diversification tests at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships.

While each Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each tax year of an aggregate amount sufficient to satisfy the Distribution Requirement and eliminate Federal income tax, a Fund may use “equalization accounting” (in lieu of making some or all cash distributions) for those purposes. A Fund that uses equalization accounting will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gain that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any tax year, the Fund may be liable for Federal income and/or excise tax, and, if the Distribution Requirement has not been met, may also be unable to continue to qualify for tax treatment as a regulated investment company (see discussion below on what happens if a Fund fails to qualify for that treatment).

Failure to Qualify

If for any tax year a Fund does not qualify for tax treatment as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will generally be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

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Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income and net tax-exempt interest (if any) for each tax year. These distributions are taxable to you as ordinary income.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals, under current law, at a maximum Federal income tax rate of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts).  A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund’s distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

A portion of a Fund’s distributions, to the extent derived from dividends from domestic corporations, may be eligible for the corporate dividends-received deduction if certain holding period and other requirements are met.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

As reflected in the following table, each Fund may have capital loss carryovers (unutilized capital losses from prior years). Net capital losses incurred in tax years beginning after December 22, 2010 can be carried forward without expiration. Net capital losses incurred in tax years beginning on or before December 22, 2010 can be carried forward for up to eight tax years.

As of June 30, 2016 , the capital loss carryovers available to offset future capital gains are as follows:

Fund	Expiring 2017	Infinite Short- Term	Infinite Long- Term	Total
Growth Equity Fund	$—	$—	$—	$—
Flexible Equity Fund	$563,381	$1,978,582	$4,177,693	$6,719,656
Equity Income Fund	$—	$—	$—	$—
Sustainable Growth Fund	$8,590,543	$—	$—	$8,590,543
Small-Cap Growth Fund	$—	$—	$—	$—
Small-Cap Fundamental Value Fund	$—	$—	$—	$—
Global Leaders Fund	$282,988	$695,990	$253,332	$1,232,310
Intermediate Income Fund	$—	$884,315	$83,917	$968,232
Total Return Fund	$—	$—	$—	$—
Strategic Bond Fund	$—	$2,747,125	$655,673	$3,402,798
Maryland Bond Fund	$—	$—	$—	$—
Tax Exempt Bond Fund	$—	$—	$1,078,266	$1,078,266
Mortgage Securities Fund	$—	$—	$—	$—

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Fund	Expiring 2017	Infinite Short- Term	Infinite Long- Term	Total
WMC Strategic European Equity Fund	$—	$9,293,797	$4,421,027	$13,714,824
WMC Japan Alpha Opportunities Fund	$—	$77,775,051	$—	$77,775,051
Somerset Emerging Markets Fund	$—	$18,305,246	$10,704,070	$29,009,316
Emerging Markets Small-Cap Fund	$—	$4,599,632	$—	$4,599,632

The Funds operate using a fiscal and taxable year ending on June 30 of each year.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the amount of cash that would have been received instead of such shares.

You may purchase shares with a NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the tax year in which they are received. However, a distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Each Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

Distributions - Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund

The Code permits the character of tax-exempt interest distributed by a regulated investment company to “flow through” as tax-exempt interest to its shareholders, provided that 50% or more of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal or other obligations the interest on which is exempt under Section 103(a) of the Code.  Each of the Brown Advisory Maryland Bond Fund and the Brown Advisory Tax Exempt Bond Fund intends to satisfy the 50% requirement to permit its distributions of tax-exempt interest to be treated as such for regular Federal income tax purposes in the hands of their shareholders.  Exempt-interest dividends must be taken into account by individual shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits.  None of the income distributions of the Brown Advisory Maryland Bond Fund or the Brown Advisory Tax Exempt Bond Fund is expected to be eligible for the reduced individual tax rates applicable to qualified dividend income or the corporate dividends-received deduction.

Although a significant portion of the distributions by the Brown Advisory Maryland Bond Fund and the Brown Advisory Tax Exempt Bond Fund generally is expected to be exempt from Federal income taxes, these Funds may under certain circumstances invest in obligations the interest from which is fully taxable, or, although exempt from the regular Federal income tax, is subject to the alternative minimum tax.  Similarly, gains from the sale or exchange of obligations the interest on which is exempt from regular Federal income tax will constitute taxable income to these Funds.  Taxable income or gain may also arise from taxable investments including securities lending transactions, repurchase agreements and options and futures transactions and from municipal obligations acquired at a market discount.  Accordingly, it is possible that a significant portion of the distributions of these Funds will constitute taxable rather than tax-exempt income in the hands of a shareholder.  Furthermore, investors should be aware that tax laws may change, and issuers may fail to follow applicable laws, causing a tax-exempt item to become taxable. Any interest on indebtedness incurred or continued to purchase or carry the shares of the Brown Advisory Maryland Bond Fund or Brown Advisory Tax Exempt Bond Fund to which exempt-interest dividends is allocated is not deductible.

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In addition, as discussed below, a sale, exchange or redemption of shares in the Fund will be a taxable event, and may result in a taxable gain or loss to a shareholder.  Shareholders should be aware that redeeming shares of the Funds after tax-exempt interest has been accrued by the Fund but before that income has been declared as a dividend may be disadvantageous.  This is because the gain, if any, on the redemption will be taxable, even though such gains may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather than as redemption proceeds, might have qualified as an exempt-interest dividend.

Exempt-interest dividends, ordinary dividends, if any, and capital gains distributions from the Fund, and any capital gains or losses realized from the sale or exchange of Fund shares, may be subject to state and local taxes, although, in certain states, exempt interest dividends may be exempt from taxation in that state to the extent derived from tax-exempt interest on municipal securities issued by that state.

Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers.  The Funds, the Adviser and its affiliates and the Funds’ counsel make no review of proceedings relating to the issuance of state or municipal securities or the bases of such opinions.

Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are “substantial users” (or persons related thereto) of facilities financed thereby.  No investigation has been made as to the users of the facilities financed by bonds in the Funds’ portfolios.  Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Funds since the acquisition of shares of the Funds may result in adverse tax consequences to them.

Certain Tax Rules Applicable to the Funds’ Transactions

For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Some of the debt securities that may be acquired by a Fund may be treated as debt securities that are issued with original issue discount (“OID”). Generally, the amount of the OID is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Additionally, some of the debt securities that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.  A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

A Fund may invest a portion of its net assets in below investment grade instruments.  Investments in these types of instruments may present special tax issues for the Fund. Federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by a Fund to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. Federal income or excise tax.

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Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.

Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract, certain financial contracts or options denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, generally increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

A Fund may invest in shares of foreign corporations which may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”).  In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.  If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.  In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.  Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

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A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares.  Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.  If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply.

Alternatively, a Fund may elect to mark-to-market its PFIC shares at the end of each tax year (as well as on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized and reported as ordinary income.  Any mark-to-market losses would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior tax years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

A Fund or some of the REITs in which a Fund may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMIC”s). Under Treasury regulations not yet issued, but that may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. It is not expected that a substantial portion of the Fund’s assets will be residual interests in REMICs.  Additionally, the Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Federal Excise Tax

A 4% nondeductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount at least equal to the sum of: (1) 98% of its ordinary taxable income (taking into account certain deferrals and elections) for the calendar year; (2) 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the one-year period ended on October 31 of the calendar year; plus (3) all ordinary taxable income and capital gains for previous years that were not distributed during such years. The balance of each Fund’s income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, a Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses (and certain other ordinary gains and losses) incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

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Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  Furthermore, any loss realized by a shareholder on the redemption, sale or exchange of shares of Brown Advisory Maryland Bond Fund (but generally not Brown Advisory Tax Exempt Bond Fund) held for six months or less with respect to which exempt-interest dividends have been paid will be disallowed to the extent of such exempt-interest dividends.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Each Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares.  Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method.  Unless you instruct otherwise, a Fund will use average cost as its default cost basis method.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.  Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Backup Withholding

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury at a rate under current law of 28% of taxable distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded if proper documentation is provided.

State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

Foreign Income Tax

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, the Fund will be eligible and intends to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by the Fund subject to certain exceptions. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

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Foreign Shareholders

The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  Shareholders who are not U.S. persons (“foreign shareholders”) should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of a Fund including the likelihood that taxable distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate for eligible investors).  An investment in a Fund may also be included in determining a foreign shareholder’s U.S. estate tax liability.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Maryland Taxes (Brown Advisory Maryland Bond Fund)

Distributions attributable to interest received by the Fund on Maryland municipal obligations and certain U.S. government obligations are generally exempt from Maryland state and local income taxes. Distributions attributable to the Fund’s other income or gains, however, are generally subject to these taxes. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares generally is not deductible for purposes of Maryland state or local income tax.

Distributions of income derived from interest on Maryland municipal obligations may not be exempt from taxation under the laws of states other than Maryland.

To the extent the Fund receives interest on certain private activity bonds, a proportionate part of the exempt-interest dividends paid by the Fund may be treated as an item of tax preference for the Federal alternative minimum tax and Maryland’s tax on tax preference items. In addition to the preference item for interest on private activity bonds, corporate shareholders must include the full amount of exempt-interest dividends in computing tax preference items for purposes of the alternative minimum tax.

If you borrow money to purchase or carry shares of the Fund, the interest on your debt generally is not deductible for Federal income tax purposes.

OTHER MATTERS

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of the September 30, 2016, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.  As of September 30, 2016, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

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Fund	Shareholder and Address	Percentage of Class Owned
Brown Advisory Growth Equity Fund Institutional Shares	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	31.91%
	SEI Private Trust Company Attn: Mutual Funds Admin One Freedom Valley Drive Oaks, PA 19456-9989	25.78%
	Currie & Co. c/o Fiduciary Trust Co International P.O. Box 3199 Church Street Station New York, NY 10008-3199	11.82%
	Wells Fargo Bank NA FBO Baker College Jewell Education Mutual FDS P.O. Box 1533 Minneapolis, MN 55480-1533	5.91%
	Fifth Third Bank FBO Clients 5001 Kingsley Drive Cincinnati, OH 45227-1114	5.58%
Brown Advisory Growth Equity Fund Investor Shares	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	38.84%
	Pershing LLC FBO Clients P.O. Box 2052 Jersey City, NJ 07303-2052	5.66%
	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	5.29%
Brown Advisory Growth Equity Fund Advisor Shares	Wells Fargo Bank NA FBO Various Retirement Plans 1525 West WT Harris Boulevard Charlotte, NC 28288-1076	44.88%
	First Clearing LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103- 2523	19.10%

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Fund	Shareholder and Address	Percentage of Class Owned
	ICMA Retirement Corporation(1) 777 North Capital Street Washington DC, 20002-4240	12.47%
	NFS LLC FBO Various Accounts 200 Liberty Street New York, NY 10281-1003	9.78%
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	6.04%

Brown Advisory Flexible Equity Fund Institutional Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	41.86%
	SEI Private Trust Company c/o State Street Bank Attn: Mutual Funds Admin One Freedom Valley Drive Oaks, PA 19456-9989	35.29%
	NFS LLC FEBO Multiple Accounts 499 Washington Boulevard Jersey City, NJ 07310-2010	11.84%
	BNP Paribas New York Branch FBO Jersey 30/0/30 Cash 525 Washington Boulevard, 9th Floor Jersey City, NJ 07310-1606	10.31%

Brown Advisory Flexible Equity Fund Investor Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	64.43%
	First Clearing, LLC FBO Clients 2801 Market Street Saint Louis, MO 63103- 2523	21.02%
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	5.19%
Brown Advisory Flexible Equity Fund Advisor Shares	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	40.70%

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Fund	Shareholder and Address	Percentage of Class Owned
	First Clearing, LLC FBO Customer Accounts 2801 Market Street Saint Louis, MO 63103- 2523	13.48%
	NFS LLC FBO Clients 200 Seaport Boulevard Boston, MA 02210-2031	5.78%
Brown Advisory Equity Income Fund Institutional Shares	Freight Drivers and Helpers Local Union No. 557 Pension Plan 9411 Philadelphia Road, Suite S Baltimore, MD 21237-4168	85.85%
Brown Advisory Equity Income Fund Investor Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	66.68%
	First Clearing, LLC FBO Clients 2801 Market Street Saint Louis, MO 63103- 2523	24.96%
Brown Advisory Equity Income Fund Advisor Shares	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	57.86%
	First Clearing, LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103- 2523	26.95%
	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	7.23%
Brown Advisory Sustainable Growth Fund Institutional Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	56.40%
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	12.22%

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Fund	Shareholder and Address	Percentage of Class Owned
	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	11.46%
	First Clearing, LLC FBO Clients 2801 Market Street Saint Louis, MO 63103- 2523	8.03%

Brown Advisory Sustainable Growth Fund Investor Shares	First Clearing, LLC Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	42.12%
	T. Rowe Price Retirement Plan Services FBO Retirement Plan Client 4515 Painters Mill Road Owings Mills, MD 21117-4903	9.98%
	Trust Company of America PO Box 6503 Englewood CO 80155	8.96%
	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	8.06%
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	6.89%
Brown Advisory Sustainable Growth Fund Advisor Shares	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	26.31%
	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	24.34%
Brown Advisory Small-Cap Growth Fund Institutional Shares	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	59.36%

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Fund	Shareholder and Address	Percentage of Class Owned
	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-99889	7.31%
	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	5.35%
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	5.09%

Brown Advisory Small-Cap Growth Fund Investor Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	74.15%
	First Clearing, LLC FBO Clients 2801 Market Street Saint Louis, MO 63103- 2523	9.95%
Brown Advisory Small-Cap Growth Fund Advisor Shares	NFS LLC FEBO Multiple Accounts 499 Washington Boulevard Jersey City, NJ 07310-2010	35.53%
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	15.90%
	First Clearing, LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103-2523	13.02%
	Raymond James & Associates, Inc. FBO Clients 880 Carillon Parkway St. Petersburg, FL 33716	5.29%
Brown Advisory Small-Cap Fundamental Value Fund Institutional Shares	Wells Fargo Bank, NA 1525 West WT Harris Boulevard Charlotte, NC 28288-1076	19.47%
	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	15.26%

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Fund	Shareholder and Address	Percentage of Class Owned
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1901	12.32%

	Pershing P.O. Box 2052 Jersey City, NJ 07303-2052	11.56%
	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-99889	10.92%

	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	9.65%

	Goldman Sachs & Co. c/o Mutual Funds Operations 222 South Main Street, 14th Floor Salt Lake City, UT 84101-2199	5.74%

Brown Advisory Small-Cap Fundamental Value Fund Investor Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	43.89%
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303 -2052	15.57%
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94104- 1905	8.40%
	Morgan Stanley Smith Barney LLC FBO Clients 1300 Thames Street, 6th Floor Baltimore, MD 21231-3496	6.81%
	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	6.37%
	First Clearing, LLC FBO Clients 2801 Market Street Saint Louis, MO 63103 -2523	6.47%

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Fund	Shareholder and Address	Percentage of Class Owned
Brown Advisory Small-Cap Fundamental Value Fund Advisor Shares	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	79.51%
	NFS LLC FBO Clients 499 Washington Boulevard New Jersey, NJ 07310-2010	13.18%

Brown Advisory Global Leaders Fund Investor Shares	U.S Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	48.37%
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	22.52%
	First Clearing, LLC FBO Clients 2801 Market Street Saint Louis, MO 63103-2523	10.70%
	BNP Paribas New York Branch 525 Washington Boulevard, 9th Floor Jersey City, NJ 07310-1606	5.83%
Brown Advisory Intermediate Income Fund Investor Shares	U.S. Bank, NA FBO Various Accounts P.O. Box 1787 Milwaukee, WI 53201-1787	71.49%
	First Clearing, LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103-2523	12.69%
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	9.33%

Brown Advisory Intermediate Income Fund Advisor Shares	First Clearing, LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103- 2523	54.70%
	Pershing LLC FBO Various Accounts P.O. Box 2052 Jersey City, NJ 07303-2052	16.97%

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Fund	Shareholder and Address	Percentage of Class Owned
Brown Advisory Total Return Fund Institutional Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	92.45%
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	5.70%
Brown Advisory Total Return Fund Investor Shares	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	37.58%
	First Clearing, LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103-2523	27.07%

	BNP Paribas New York Branch 525 Washington Boulevard, 9th Floor Jersey City, NJ 07310-1606	12.77%

	MAC & Co. FBO Various Accounts P.O. Box 3198 Pittsburgh, PA 15230-3198	11.59%

	T. Rowe Price Retirement Plan FBO Retirement Plan Clients 4515 Painters Mill Road Owings Mills, MD 21117-4903	10.58%

Brown Advisory Strategic Bond Fund Investor Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	82.27%
Brown Advisory Strategic Bond Fund Advisor Shares	Lisa F. Hausner(1) P.O. Box 50331 Baltimore, MD 21211-4331	23.27%
	First Clearing, LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103- 2523	70.53%
Brown Advisory Maryland Bond Fund Investor Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	70.12%

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Fund	Shareholder and Address	Percentage of Class Owned
	First Clearing, LLC FBO Mutual Fund Clients 2801 Market Street Saint Louis, MO 63103- 2523	24.32%

Brown Advisory Tax Exempt Bond Fund Investor Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	84.66%
	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	5.98%
Brown Advisory Mortgage Securities Fund Institutional Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	45.97%
	SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456-9989	18.88%
	Wells Fargo Bank, NA FBO Various Accounts P.O. Box 1533 Minneapolis, MN 55480-1533	7.03%
	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	6.91%
	Saxon & Co. P.O. Box 7780-1888 Philadelphia, PA 19182-0001	5.10%
Brown Advisory Mortgage Securities Fund Investor Shares	First Clearing, LLC FBO Mutual Fund Clients 2801 Market Street Saint Louis, MO 63103-2523	68.67%

	Pershing FBO Clients PO Box 2052 Jersey City, NJ 07303	25.19%
Brown Advisory – WMC Strategic European Equity Fund Institutional Shares	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	69.70%

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Fund	Shareholder and Address	Percentage of Class Owned
	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	19.23%
Brown Advisory – WMC Strategic European Equity Fund Investor Shares	First Clearing, LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103-2523	86.67%

	T. Rowe Price Retirement Plan FBO Retirement Plan Clients 4515 Painters Mill Road Owings Mills, MD 21117-4903	7.67%

Brown Advisory – WMC Strategic European Equity Fund Advisor Shares	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	71.24%
	First Clearing, LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103-2523	14.74%
	NFS LLC FBO Clients 499 Washington Street Jersey City, NJ 07310-2010	12.99%
Brown Advisory – WMC Japan Alpha Opportunities Fund Institutional Shares	JP Morgan Chase FBO Clients P.O. Box 6924 Newark, DE 19714-6924	85.94%

	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	5.57%

Brown Advisory – WMC Japan Alpha Opportunities Fund Investor Shares	Morgan Stanley Smith Barney LLC FEBO Customers 1300 Thames Street, 6th Floor Baltimore, MD 21231-3496	33.00%
	Multrees Nominees Limited 33 Castle Street, 3rd Floor Edinburgh EH2 3DN United Kingdom	21.33%

	NFS LLC FEBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	16.78%

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Fund	Shareholder and Address	Percentage of Class Owned
	T. Rowe Price Retirement Plan FBO Retirement Plan Clients 4515 Painters Mill Road Owings Mills, MD 21117-4903	13.04%

	First Clearing, LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103- 2523	7.08%

	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	5.31%

Brown Advisory – WMC Japan Alpha Opportunities Fund Advisor Class	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	88.76%

	NFS LLC FEBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	5.75%
	Bessemer Trust Company C/O Clients 100 Woodbridge Center Drive Woodbridge, NJ 07095-1162	5.37%

Brown Advisory – Somerset Emerging Markets Fund Institutional Class	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	50.71%
	MAC & Co. FBO Various Accounts P.O. Box 3198 Pittsburgh, PA 15230-3198	18.06%
	Saxon & Co. FBO Clients P.O. Box 7780-1888 Philadelphia, PA 19182-0001	7.42%

	NFS LLC FEBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	5.69%
Brown Advisory – Somerset Emerging Markets Fund Investor Shares	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	88.20%

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Fund	Shareholder and Address	Percentage of Class Owned

Brown Advisory – Somerset Emerging Markets Fund Advisor Class	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	88.89%
	NFS LLC FBO Clients 499 Washington Boulevard Jersey City, NJ 07310-2010	9.05%
Brown Advisory Emerging Markets Small-Cap Fund Institutional Shares	U.S Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	73.51%
	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	9.01%
Brown Advisory Emerging Markets Small-Cap Fund Investor Shares	First Clearing LLC FBO Various Shareholders 2801 Market Street Saint Louis, MO 63103-2523	53.47%

	T. Rowe Price Retirement Plan Services 4515 Painters Mill Road Owings Mills, MD 21117-4903	30.09%

	Charles Schwab & Co., Inc. Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	9.36%

(1)	Indicates beneficial ownership.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Voting Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser or Sub-Advisers, as applicable, subject to the Board’s continuing oversight. The Trust Proxy Voting Policies require that the Adviser and the Sub-Advisers vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Adviser has adopted its own separate Proxy Voting Policies and Procedures (the “Adviser’s Proxy Voting Policies”) and each of the Sub-Advisers have adopted their own respective Proxy Voting Policies and Procedures (the “Sub-Adviser Proxy Voting Policies”), and copies of the Adviser’s Proxy Voting Policies and copies of the Sub-Adviser Proxy Voting Policies are attached hereto in Appendix B to this SAI.

The Adviser and each of the Sub-Advisers recognize that under certain circumstances they may have a conflict of interest in voting proxies on behalf of the Funds. A “conflict of interest,” means any circumstance when the Adviser or the applicable Sub-Adviser (including their respective officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of the Funds and their shareholders in how proxies of that particular issuer are voted. The Adviser and each of the Sub-Advisers will comply with the Trust Proxy Voting Procedures as they relate to the resolution of conflicts of interest with respect to voting shares of the Funds.

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The Trust will file a Form N-PX containing each Fund’s complete proxy voting record for the 12-months ended June 30, no later than August 31st of each year.  Form N-PX for the Funds will be available without charge, upon request, by calling (800) 540-6807 (toll free) or (414) 203-9064 and also on the SEC’s website at www.sec.gov.

Code of Ethics

The Trust, the Adviser, the Sub-Advisers and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and personnel of the Trust, the Adviser, the Sub-Advisers and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations.

Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, are available on the SEC’s website at www.sec.gov. or may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

Capital Stock

The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest.  The Trust’s Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.  Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion.  When issued for payment as described in the Prospectus and this SAI, the shares will be fully paid and non-assessable.

Financial Statements

The Annual Report to Shareholders for the Funds for the fiscal year ended June 30, 2016 is a separate document supplied with this SAI and the financial statements, accompanying notes and reports of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

Copies of the Annual Report to Shareholders may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed on the cover of this SAI. Once available, copies of their Annual Report to Shareholders may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed on the cover of this SAI.

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APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

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“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

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Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

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“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

● Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

● Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.
Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

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“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

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Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

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APPENDIX B – PROXY VOTING POLICIES

BROWN ADVISORY LLC AND BROWN ADVISORY LIMITED
PROXY VOTING POLICY ON SECURITIES

The firm receives proxy ballots on behalf of clients and shall vote such proxies consistent with this Policy, which sets forth the firm’s standard approach to voting on common proxy questions.1  In general, this Policy is designed to ensure that the firm votes proxies in the best interest of clients, so as to promote the long-term economic value of the underlying securities.

Clients may, at any time, opt to change their proxy voting authorization.  Upon notice that a client has revoked the firm’s authority to vote proxies, the firm will forward any relevant research the firm obtains to the party that will assume proxy voting authority, as identified by the client.

To facilitate the proxy voting process, the firm has engaged Glass, Lewis & Co., LLC (“Glass Lewis”), an unbiased, unaffiliated, third-party proxy voting service, to provide proxy research and voting recommendations.  In addition, the firm subscribes to Glass Lewis’s proxy vote management system, which provides a means to receive and vote proxies, as well as services for record-keeping, auditing, reporting and disclosure regarding votes.

On a regular basis, the firm’s portfolio managers are supplied with a list of upcoming proxies issued for companies that are actively recommended by the firm.  Except in situations identified as presenting material conflicts of interest, the portfolio manager who follows an issuer may make the final voting decision based on a variety of considerations, including their review of relevant materials, their knowledge of the company, and Glass Lewis recommendations.  In circumstances where the firm’s managers do not provide a vote recommendation, proxies will be voted according to Glass Lewis recommendations, unless specific guidelines provided to Glass Lewis by the firm specify otherwise.  Proxies are generally voted in accordance with Glass Lewis recommendations for all client types, as described further herein.

In keeping with its fiduciary obligations to clients, the firm considers each proxy voting proposal on its own merits and an independent determination is made based on the relevant facts and circumstances.  Proxy proposals include a wide range of matters.  The firm generally votes with management on routine matters and takes a more case-by-case approach regarding non-routine matters.  For socially responsible investing (“SRI” or “green”) clients, the firm follows Glass Lewis guidelines that focus on enhanced environmental, social and governance practices (“ESG Guidelines”).  For Taft-Hartley clients, the firm follows the Glass Lewis Taft-Hartley Guidelines.  Although Glass Lewis guidelines are generally followed, the firm may depart from these guidelines when it deems such departure necessary in the best interest of the client.

Below is a summary of guidelines, based on the Glass Lewis approach, for voting on common proxy questions.  Given the dynamic and wide-ranging nature of corporate governance issues that may arise, this summary is not intended to be exhaustive.

Management Recommendations
Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight.  Although proxies with respect to most issues are voted in line with the recommendation of the issuer’s management, the firm will not blindly vote in favor of management.  The firm will not support proxy proposals or positions that compromise clients’ best interests or that the firm determines may be detrimental to the underlying value of client positions.

1 The firm votes proxies on behalf of separate account clients, firm-managed mutual fund shareholders, and, where applicable, employee benefit plan participants and beneficiaries.

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Routine Matters
Election of Directors.
Although proxies will typically be voted for a management-proposed slate of directors, the firm may vote against (or withhold votes for) such directors if there are compelling corporate governance reasons for doing so.  Some of these reasons include where a director: attends less than 75% of board and relevant committee meetings; is the CEO of a company where a serious restatement occurred after the CEO certified the financial statements; served at a time when a poison pill was adopted without shareholder approval within the prior year; is the CFO of the company; has an interlocking directorship; has a perceived conflict of interest (or the director’s immediate family member has a perceived conflict of interest); or serves on an excessive number of boards.

The firm generally supports independent boards of directors comprised of members with diverse backgrounds, a breadth and depth of relevant experience, and a track record of positive performance.  Management proposals to limit director liability consistent with state laws and director indemnification provisions will be supported because it is important for companies to be able to attract qualified candidates.

Separation of the roles of Chairman and CEO is supported, but the firm will not typically vote against a CEO who serves as chairman or director.  In the absence of an independent chairman, however, the firm supports the appointment of a lead director with authority to conduct sessions outside the presence of the insider chairman.

The firm will typically vote against any inside director seeking appointment to a key committee (audit, compensation, nominating or governance), since the service of independent directors on such committees best protects and enhances the interests of shareholders.  Where insufficient information is provided regarding performance metrics, or where pay is not tied to performance (e.g., where management has excessive discretion to alter performance terms or previously defined targets), the firm will typically vote against the chair of the compensation committee.

Voting
The firm generally supports proposals to require a majority vote standard for the election of directors, rather than plurality voting.  Proposals seeking to allow cumulative voting will be supported where the issuer does not have majority voting for the election of directors.  Annual election of directors is supported, whereas the firm will vote against efforts to created staggered or classified boards.  The firm supports a simple majority voting structure, since supermajority vote requirements impede shareholder action on important ballot items.

Appointment and Rotation of Auditors
Management recommendations regarding selection of an auditor shall generally be supported, but the firm will not support the ratification of an auditor when there is a lack of independence, accounting irregularity or negligence by the auditor.  Some examples include: when an auditing firm has other relationships with the company that may suggest a conflict of interest; when the auditor bears some responsibility for a restatement by the company; when a company has aggressive accounting policies or lack of transparency in financial statements; and when a company changes auditors as a result of disagreement between the company and the auditor regarding accounting principles or disclosure issues.  The firm will generally support proposals for mandatory auditor rotation with reasonable frequency (usually not less than five to seven years).

Changes in State of Incorporation or Capital Structure
Management recommendations about reincorporation are generally supported unless the new jurisdiction in which the issuer is reincorporating has laws that would dilute the rights of shareholders of the issuer.  The firm will generally vote against reincorporation where the financial benefits are minimal and there is a decrease in shareholder rights.  Shareholder proposals to change the company’s place of incorporation will only be supported in exceptional circumstances.

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis.  Because adequate capital stock is important to the operation of a company, the firm will generally support the authorization of additional shares, unless the issuer has not disclosed a detailed plan for use of the shares, or where the number of shares far exceeds those needed to accomplish a detailed plan.  Additionally, if the issuance of new shares will limit shareholder rights or could excessively dilute the value of outstanding shares, then such proposals will be supported only if they are in the best interest of the client.

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Non-Routine Matters
Corporate Restructurings, Mergers and Acquisitions
These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

Proposals Affecting Shareholder Rights
The firm favors proposals that are likely to promote shareholder rights and/or increase shareholder value.  Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally will not be supported.

Anti-takeover Issues
Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis, taking into account the rights of shareholders, since the financial interest of shareholders regarding buyout offers is so substantial.  Although the firm generally opposes anti-takeover measures because they tend to diminish shareholder rights and reduce management accountability, the firm supports proposals that allow shareholders to vote on whether to implement a “poison pill” plan (shareholder rights plan).  In certain circumstances, the firm will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains a reasonable ‘qualifying offer’ provision.  The firm supports anti-greenmail proposals, which prevent companies from buying back company stock at significant premiums from a large shareholder.

Shareholder Action
The firm supports proposals that allow shareholders to call special meetings, with a minimum threshold of shareholders (e.g., 10-15%) requesting such a meeting.  Proposals that allow shareholders to act by written consent are also supported, if there is a threshold of the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting.

Executive Compensation.
Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans and other equity-based compensation, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.  Share count and voting power dilution should be limited.

The firm generally favors the grant of options to executives, since options are an important component of compensation packages that link executives’ compensation with their performance and that of the company.  The firm typically opposes caps on executive stock options, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value.  The firm also supports equity grants to directors, which help align the interests of outside directors with those of shareholders, although such awards should not be performance-based, so that directors are not incentivized in the same manner as executives.

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Proposals to reprice or exchange options are reviewed on a case-by-case basis, but are generally opposed.  The firm will support a repricing only in limited circumstances, such as if the stock decline mirrors the market or industry price decline in terms of timing and magnitude and the exchange is not value destructive to shareholders.

Although matters of executive compensation should generally be left to the board’s compensation committee, proposals to limit executive compensation will be evaluated on a case-by-case basis.  The firm typically opposes caps on executive stock options, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value.

The firm generally supports shareholder proposals to allow shareholders an advisory vote on compensation.  Absent a compelling reason, companies should submit say-on-pay votes to shareholders every year, since such votes promote valuable communication between the board and shareholders regarding compensation.  Where there is an issue involving egregious or excessive bonuses, equity awards or severance payments (including golden parachutes), the firm will generally vote against a say-on-pay proposal.  The firm may oppose the election of compensation committee members at companies that do not satisfactorily align executive compensation with the interests of shareholders.

Environmental, Social and Governance Issues
Shareholder proposals regarding environmental, social and governance issues are evaluated on a case-by-case basis.  In general, such proposals will not be supported if they are not supported by management, unless they would have a clear and direct positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.  Although policy decisions are typically better left to management and the board, the firm may vote in favor of a reasonable shareholder proposal if supporting the proposal will mitigate significant risk to long-term shareholder value stemming from governance practices, environmental regulation, or legal and reputational issues.  Companies should disclose such risks and efforts to mitigate them.  In egregious cases where a company has not adequately mitigated such risks, the firm may vote against directors.

Given that the firm’s SRI clients may approach environmental, social and governance issues from a different perspective, the firm follows Glass Lewis ESG Guidelines when voting proxies for SRI clients.

Taft-Hartley Clients and Socially Responsible Investing (“SRI”) Clients
For Taft-Hartley clients, the firm follows the Glass Lewis Taft-Hartley Guidelines, which entail an additional level of analysis relevant to the fiduciary responsibility of Taft-Hartley investors.  These guidelines comply with the fiduciary duties imposed by the Taft Hartley Labor Act and ERISA, and the guidelines are consistent with American Federation of Labor and Congress of Industrial Organizations (“AFL-CIO”) guidelines and annual Key Vote Survey.  Similarly, for SRI clients, the firm follows the Glass Lewis ESG Guidelines, which focus on disclosure and mitigation of company risk with regard to environmental, social and governance issues.  Both sets of guidelines generally support proposals relating to compliance with environmental laws, health and safety regulations, nondiscrimination laws, and international labor or human rights standards, including proposals that tie executive compensation to such issues.  For example, the ESG guidelines recognize that environmental, social and governance performance factors should be an important component in evaluating executive performance and compensation.

Companies’ labor practices, including compliance with Equal Employment Opportunity Commission (“EEOC”) requirements and treatment of union members, are considered when evaluating director performance for Taft-Hartley clients and determining whether to support various shareholder proposals.  Increased diversity in board membership is also generally supported.  For SRI clients, proposals that seek to evaluate overall director performance based on environmental and social criteria are generally supported, including evaluating directors’ commitment to establishing broad sustainable business practices with regard to reporting on and mitigating environmental, social and governance risks.

For both types of clients, International Labor Organization standards are supported and companies are encouraged to adopt such standards.  Where a company has violated international human rights standards, review of director performance and oversight is warranted.  Further, if directors have not provided adequate oversight to ensure that basic human rights standards are met, or if a company is subject to regulatory or legal action due to human rights violations, the firm will consider voting against certain directors on behalf of its Taft Hartley and SRI clients.

Proposed mergers or acquisitions are examined somewhat differently for Taft Hartley clients and SRI clients than for other clients.  Whereas the firm generally examines whether a transaction is likely to maximize shareholder return, for Taft Hartley clients and SRI clients, the firm will support shareholder proposals seeking the company to consider effects of the transaction on the company’s stakeholders.

Further, for SRI clients and Taft Hartley clients, consideration is given to a company’s impact on the environment, so the firm will consider withholding votes from, or voting against, directors who do not exercise their fiduciary duty as it relates to environmental risk.  Indeed, any proposal requesting that a company adopt a policy concerning these matters will be scrutinized to ensure it seeks enhanced environmental disclosure or practices and does not limit environmental disclosure or consideration.  For SRI clients, proposals are scrutinized if they request that a company adopt a policy concerning bioengineering or nanotechnology.  Further, consideration is given to a company’s impact on the environment, as well as the regulatory risk a company may face by not adopting environmentally responsible policies.

For both Taft Hartley clients and SRI clients, proposals requesting the following actions will generally be supported:

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Governance & Business Ethics
•	increased disclosure of a company’s business ethics and code of conduct, as well as of its activities that relate to social welfare;
•	development of sustainable business practices, such as animal welfare policies, human rights policies, and fair lending policies; and
•	disclosure of a company’s lobbying practices and political and charitable spending.

Labor Standards & Human Rights
•	enhanced rights of workers, and consideration of the communities and broader constituents in the areas in which companies do business;
•	increased disclosure regarding impact on local stakeholders, workers’ rights and human rights;
•	adherence to codes of conduct relating to labor standards, human rights conventions and corporate responsibility; and
•	independent verification of a company’s contractors’ compliance with labor and human rights standards.

Environment, Health & Safety
•	adoption of the Equator Principles – a benchmark regarding social and environmental risk in project financing;
•	improved sustainability reporting and disclosure about company practices which impact the environment;
•	increased disclosure of environmental risk, compliance with international environmental conventions and adherence to environmental principles;
•	development of greenhouse gas emissions reduction goals, recycling programs, and other proactive means to mitigate a company’s environmental impact;
•	consideration of energy efficiency and renewable energy sources in a company’s development and business strategy;
•	increased disclosure regarding health and safety issues, including the labeling of the use of genetically modified organisms, the elimination or reduction of toxic emissions and use of toxic chemicals in manufacturing, and the prohibition of tobacco sales to minors;
•	reporting on a company’s drug reimportation guidelines, as well as on ethical responsibilities relating to drug distribution and manufacture; and
•	additional safety standards regarding these matters.

International Corporate Governance
For actively recommended issuers domiciled outside the United States, the firm may follow Glass Lewis’s international proxy voting guidelines, including, in certain circumstances, country-specific guidelines.

Conflicts of Interest
A “conflict of interest” means any circumstance when the firm or one of its affiliates (including officers, directors and employees), or in the case where the firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity (including officers and directors thereof), and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted.  For example, a perceived conflict of interest may exist if an employee of the firm serves as a director of an actively recommended issuer, or if the firm is aware that a client serves as an officer or director of an actively recommended issuer.  Conflicts of interest will be resolved in the best interest of the client.

The firm should vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters and Immaterial Conflicts
The firm may vote proxies for routine matters, and for non-routine matters that are considered immaterial conflicts of interest, consistent with this Policy.  A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the firm’s decision-making in voting a proxy.  Materiality determinations will be made by the Chief Compliance Officer, in consultation with counsel, based upon an assessment of the particular facts and circumstances.

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Material Conflicts and Non-Routine Matters
If the firm believes that (a) it has a material conflict and (b) that the issue to be voted upon is non-routine or is not covered by this Policy, then to avoid any potential conflict of interest:

i)	in the case of a Fund, the firm shall contact the Fund board for a review and determination;

ii)	in the case of all other conflicts or potential conflicts, the firm may “echo vote” such shares, if possible, which means the firm will vote the shares in the same proportion as the vote of all other holders of the issuer’s shares; or

iii)	in cases when echo voting is not possible, the firm may defer to Glass Lewis recommendations or confer with counsel to ensure that the proxy is voted in the best interest of the client.

If the aforementioned options would not ameliorate the conflict or potential conflict, then the firm may abstain from voting, as described below.

Abstention

In recognition of its fiduciary obligations, the firm generally endeavors to vote all proxies it receives.  However, the firm may abstain from voting proxies in certain circumstances.  For example, the firm may determine that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the clients, such as (by example and without limitation) when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to effect a vote would be uneconomic relative to the value of the client’s investment in the issuer.

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Wellington Management Company LLP
 Global Proxy Policy and Procedures

Introduction
Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.

Statement of Policy	Wellington Management:

1. Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2. Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.
3. Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.
Responsibility and Oversight
Investor and Counterparty Services (“ICS”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Corporate Governance Committee to develop practices that implement those requirements. Day-to-day administration of the proxy voting process is the responsibility of ICS, which also acts as a resource for portfolio managers and research analysts on proxy matters, as needed. The Corporate Governance Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.

Procedures
Use of Third-Party Voting Agent
Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.

Receipt of Proxy
If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.

Reconciliation
Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

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Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, ICS conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.

Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

• Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by ICS and voted in accordance with the Guidelines.
• Issues identified as “case-by-case” in the Guidelines are further reviewed by ICS. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.
• Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.

Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact ICS about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict and if so whether the conflict is material. If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.

Other Considerations
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending
In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

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Share Blocking and Re-registration
Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).

Additional Information
Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

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Somerset Capital Management LLP

Proxy Voting Policy

policy

A. Policy Statement

The Investment Advisers Act of 1940, as amended (the “Advisers Act”) requires Somerset Capital Management LLP (the “Firm”) to act solely in the best interest of its clients at all times.  The Firm has adopted policies and procedures in relation to proxy voting (the “Proxy Voting Policy”) that are designed to ensure that it addresses the voting of proxies with respect to securities held in client accounts in the best interest of its clients.  Where the Firm has discretion to vote the proxies of its clients, then the Firm will operate in accordance with these policies and procedures.

The Firm considers that generally it will serve the best interest of its clients by avoiding taking activist stances in any investee companies in the emerging markets in which it invests for its clients’ accounts.  The Firm endeavours to select for its client accounts securities issued by companies whose management the Firm considers to be both competent and ethical.  Where the Firm considers that proposals that are put forward for proxy voting by an investee company indicate that management of that company no longer meets the criteria which the Firm considers appropriate for including that company’s securities in its client portfolios, the Firm may decide to disinvest from that stock.

In the absence of specific voting guidelines mandated by a particular client, the Firm will endeavour to vote proxies in the best interests of each client.  This may include a decision neither to support nor oppose a recommendation by management of such companies and instead to affirmatively elect not to vote proxies (except for clients subject to ERISA, as described below).  Where a portfolio manager elects to vote a proxy, the proxy shall be voted on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote.  The Firm will apply the following guidelines in voting proxies:

(1)For routine housekeeping proposals such as the reappointment of auditors and the approval of accounts, the Firm will generally vote in favour.

(2)For proposals which limit shareholders’ ability to replace management or directors of an issuer, or cause management to be overrepresented on the board, introduces cumulative voting, unequal voting rights and creates supermajority voting, the Firm will generally vote against.

For other proposals, the Firm shall determine whether a proposal is in the best interest of its clients and may take into account the following factors, among others:

➢	whether the proposal was recommended by management and the Firm’s opinion of management;
➢	whether the proposal acts to entrench existing management;
➢	whether the proposal fairly compensates management for past and future performance; and
➢	whether the proposal is likely to strengthen the issuer’s business franchise and therefore benefit its shareholders over a time frame that is relevant for the Firm’s clients’ portfolios.

The Firm will not abstain from voting or affirmatively decide not to vote a proxy if the client is a plan asset fund subject to the requirements of the United States Employee Retirement Income Security Act of 1974, as amended (“ERISA”).  The proxy shall be voted on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote.

The Firm will not vote proxies for any client that retains discretionary authority to vote its proxies or if the Firm otherwise does not have discretionary authority to vote the client’s proxies.

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B. Conflicts of Interest

1. The Investment Managers review each proxy to assess whether a material conflict of interest may arise between the interests of the Firm’s clients on the one hand and the interests of the Firm (including that of its affiliates, partners, officers and similar persons) on the other hand (a “potential conflict”).  If it is determined that a potential conflict exists, then the matter shall be referred to the Compliance Officer who will determine whether a material conflict of interest does in fact arise, or may refer the matter to management.

2. If a material conflict exists, the Firm will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client.  The Firm will also determine whether it is appropriate to disclose the conflict to the affected clients and give clients the opportunity to vote their proxies themselves.

3. In the case of ERISA clients, if the Advisory Agreement gives the ERISA client the right to vote proxies when the Firm determines that it has a material conflict that affects its best judgement as an ERISA fiduciary, the Firm will give the ERISA client the opportunity to vote the proxies themselves.

procedures

A. Process

1. All proxies notified to the Firm by its clients’ custodians will be referred to the Investment Managers who are the only persons authorised to vote proxies, where applicable, on behalf of clients.

2. The Investment Managers will be provided with the following information:

(i)The accounts containing the security to which the proxy relates; and

(ii)The number of votes each client portfolio controls (reconciling any duplications) and the date by which the Firm must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the voting taking place.

3. The Compliance Officer will also be informed of the proxy vote notification.

4. Absent material conflicts of interest notified by the Investment Manager voting the proxy, the decision on how to vote the proxy will be communicated by the Investment Manager to the Operations team who will in turn communicate this to the client custodian to enable them to process the vote.

5. The Compliance Officer will review proxies voted no less than annually to ensure that they were voted in accordance with these guidelines.

B.           Disclosures

1. The Firm will disclose in its Form ADV Part 2 that clients may contact the Investment Managers via email or telephone in order to obtain information on how the Firm voted such client’s proxies, and to request a copy of these policies and procedures.  If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (i) the name of the issuer; (ii) the proposal voted upon and (iii) how the Firm voted the client’s proxy.

2. This Proxy Voting Policy will be included in the Firm’s Compliance Manual and a summary will be included in its Form ADV Part 2 and will be updated as necessary whenever these policies and procedures change.  The Compliance Officer will arrange for a copy of the summary to be sent to all existing clients at least annually.

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C.           Record Keeping

1. Records will be kept of all proxy voting.  These records will contain the following information:

-	Name of the security
-	Date of voting
-	Record of how the proxy was voted and why, and noting any apparent conflicts of interest and how these were handled.

2. Records will be maintained and preserved at the offices of the Firm for five years from the end of the fiscal year during which the last entry was made on a record.  Records of the following will be kept as follows:

(1) a copy of each proxy statement that the Firm receives;

(2) a record of each vote that the Firm casts;

(3) a copy of background documentation (if any) recording the basis for the Firm’s decision on how to vote the proposal; and

(4) a copy of each written client request for information on how the Firm voted such client’s proxies, and a copy of the written response to any (written or oral) client request for information on how the Firm voted its proxies.

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MACQUARIE FUNDS MANAGEMENT HONG KONG LIMITED

Proxy Voting Policy for Brown Advisory Emerging Markets Small-Cap Fund

1. Purpose of this Policy

Macquarie Funds Management Hong Kong Limited (“MFMHK”) recognises that investors have entrusted their investments to us because of Macquarie’s reputation and management experience. MFMHK has a fiduciary obligation when representing its clients in corporate governance matters through the proxy voting process to act in the best interest of all clients.

This Policy sets out MFMHK’s approach to proxy voting in the context of exercising our fiduciary responsibilities for the Brown Advisory Emerging Markets Small-Cap Fund (the “Fund”).

2. Scope

This Policy applies to the Fund. This Policy does not apply to situations where investment management of a fund has been delegated to an external manager, in which case, responsibility for proxy voting is retained by that delegated manager. This policy does not extend to any other funds or strategies operated by MFMHK.

3. Voting

Where MFMHK votes proxies on behalf of the Fund, and/or recommend voting action on behalf of the Fund, MFMHK shall do so in a manner that is consistent with the best interest of the Fund and its investors, considered as a group rather than individually. For this purpose, “best interest” means in the best economic interest of the Fund and its investors, as investors, without regard to any self-interest which MFMHK, its management or affiliates might have in a particular voting matter or any interest which investors in the Fund may have other than their economic interest, in common, as investors.

The guiding principle when MFMHK votes on a resolution is that its voting decision must be in the best interests of its investors:

• MFMHK will vote against, abstain or vote in favour of a resolution depending on its merits.
• To vote against a management or board proposal, MFMHK’s analyst will propose the position and this must be endorsed by any one Portfolio Manager of the Fund. MFMHK generally retains voting rights in respect of securities lent or pledged as collateral.
• MFMHK will not vote in relation to related party securities.
• Generally, MFMHK will abstain from vote on proposals that confer a financial benefit on MFMHK’s parent company, Macquarie Group Limited (“MGL”) or on entities controlled by MGL.

Votes are recorded in a voting register which is compiled by MFMHK. The register is updated on a quarterly basis and is made available to investors upon request.

4. Other conflicts of interest

In the event that MFMHK determines that it has an actual, potential or apparent conflict of interest regarding a particular voting matter other than those outlined in section 3 above, it will generally follow the recommendations of company management on an issue (particularly routine issues) to ensure that such conflict is avoided. Should MFMHK determine that a vote according to management’s recommendation regarding such a matter would not be in the best interest of investors in the Fund, MFMHK will promptly escalate the matter to the Fund’s Adviser so that voting instructions may be obtained from the Adviser.

5. MFMHK’s statement on major proxy voting positions

Voting rights

• We believe in the principle of one share one vote; and

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• We believe that voting rights should be equal across equivalent classes of securities.

Executive equity

• We endorse the principle of motivating staff through equity participation schemes;
• We do require that the scheme represents a reward and not a gift and therefore should have performance hurdles;
• The participation should be wider rather than narrower and there should be a cap on total equity that can be issued; and
• At the time of issue, the strike price of options should not be below the current share price.

Non-executive director equity participation in executive equity schemes

• We are in favour of directors holding equity. However, because non-executive directors must monitor executives, we are against their participation in executive equity schemes.

Board structure

• We firmly believe that there should be an independent chairman and that the role of CEO and chairman should not be merged;
• We expect boards to meet regularly throughout each year;
• We are in favour of companies having a higher number, ideally a majority, of external directors;
• We favour the formation of audit and remuneration sub-committees; and
• We favour audit and remuneration committees with independent members and regular meetings.

Anti-takeover provisions

• We are against any artificial legal or financial device that acts as a takeover defence believing that the best takeover defence is performance. We are against any artificial device that limits the liquidity of a security.

Disclosure

• We endorse and encourage companies to provide meaningful disclosure on a timely basis to financial markets. We believe in open communication between companies and investors.

Ethical Standards

• We support companies that issue, as part of their corporate governance policy:
o	A set of ethical standards;
o	A code of conduct; and
o	A policy on share trading.

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Prospectus October 31, 2016

BROWN ADVISORY VALUE EQUITY FUND
Institutional Shares (BAFVX)
Investor Shares (BIAVX)
Advisor Shares (BAVAX)

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section
This important section summarizes the Fund’s objectives, strategies, fees, risks, portfolio turnover, portfolio manager, your account and other information.

Details About the Fund’s Investment Strategies
This section provides details about the Fund’s investment strategies.

Table of Investment Terms

Principal Investment Risks
This section provides details about the Fund’s principal investment risks.

Management
Review this section for information about Brown Advisory LLC (the “Adviser”), and the people who manage the Fund.

Choosing a Share Class
This section explains the differences between each class of shares and the applicable fees and sales charges.

Your Account
This section explains how shares are valued and how you can purchase and sell
Fund Shares.

Distributions and Taxes
This section provides details about dividends, distributions and taxes.

Financial Highlights
Review this section for details on selected financial statements of the Fund.
Summary Section	2

Additional Information about the Fund’s Principal Investment Strategies	8

Principal Risks	10

Management	15
The Adviser	15
Portfolio Managers	15
Other Service Providers	16
Fund Expenses	16

Choosing a Share Class	18
Class Comparison	18
Rule 12b-1 Distribution Fees	19
Shareholder Service Fees	19
Additional Payments to Dealers	19

Your Account	21
How to Contact the Fund	21
General Information	21
How to Buy Shares	24
How to Sell Shares	28
Exchange Privileges	31
Account and Transaction Policies	32

Distributions and Taxes	37
Distributions	37
Taxes	37

Index Description	39

Financial Highlights	40

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Summary Section

Summary Section

Brown Advisory Value Equity Fund
Institutional Shares (BAFVX)
Investor Shares (BIAVX)
Advisor Shares (BAVAX)

Investment Objective

The Brown Advisory Value Equity Fund (the “Fund”) seeks to achieve capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.78%	0.93%	1.18%
(1) Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$80	$249	$433	$966
Investor Shares	$95	$296	$515	$1,143
Advisor Shares	$120	$375	$649	$1,432

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2

Summary Section – Brown Advisory Value Equity Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a portfolio of domestic equity securities of companies with medium to large market capitalization. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes to be mispriced relative to the underlying value of a company’s earnings power and assets. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  When selecting value securities, the Adviser combines a highly disciplined approach to securities valuation with an emphasis on companies that have attractive underlying fundamentals.  The Adviser focuses on companies that it believes are financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management.  The Fund invests primarily in equity securities of companies that the Adviser believes have attractive underlying fundamentals, are generally capable of sustaining long-term growth rates at or above the market averages, and are believed to be mispriced relative to the underlying value of a company’s earnings power and assets.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities including in emerging markets.

The Adviser may sell a security or reduce its position if:

•	It has reached its target price;
•	Its present reward to risk ratio is unattractive;
•	A more attractively priced security is found; or
•	The company’s fundamentals deteriorate in a material, long-term manner.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

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Summary Section – Brown Advisory Value Equity Fund

•	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•	Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

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Summary Section – Brown Advisory Value Equity Fund

•	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

•	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•	Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

The Fund is the successor to the investment performance of the Brown Advisory Value Equity Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800‑540‑6807 (toll free).

Brown Advisory Value Equity Fund – Investor Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2016 was 6.26%.  During the periods shown in the chart, the highest quarterly return was 18.04% (for the quarter ended September 30, 2009) and the lowest quarterly return was -23.99% (for the quarter ended December 31, 2008).

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Summary Section – Brown Advisory Value Equity Fund

Brown Advisory Value Equity Fund
Average Annual Total Returns
For the period ended December 31, 2015	1 Year	5 Years	10 Years
Investor Shares
– Return Before Taxes	-7.48%	7.69%	4.63%
– Return After Taxes on Distributions	-10.63%	6.51%	3.73%
– Return After Taxes on Distributions and Sale of Fund Shares	-1.92%	5.98%	3.62%
Advisor Shares
– Return Before Taxes	-7.74%	7.41%	4.23%
Institutional Shares
– Return Before Taxes	-7.37%	7.85%	4.78%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	6.16%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

NOTE:  The Value Equity Fund offers three classes of shares.  Investor Shares commenced operations on January 28, 2003 as part of the Predecessor Fund, Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Fund, and Institutional Shares commenced operations on October 19, 2012.  Performance shown prior to inception of the Advisor Shares and Institutional Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares and lower expenses applicable to Institutional Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.   Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

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Summary Section – Brown Advisory Value Equity Fund

Management

Investment Adviser	Portfolio Manager
Brown Advisory LLC	Doron S. Eisenberg, CFA, and Michael L. Foss, CFA, have been Portfolio Managers of the Fund since 2015.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free) or 414-203-9064, or through the Internet at www.brownadvisoryfunds.com.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information about the Fund’s Principal Investment Strategies

Brown Advisory Value Equity Fund

Principal Investment Strategies

The Brown Advisory Value Equity Fund seeks to achieve capital appreciation.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stock) of domestic companies with medium to large market capitalizations (“80% Policy”). The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes to be mispriced relative to the underlying value of a company’s earnings power and assets. Medium and large market capitalization companies are, according to the Adviser, companies with market capitalizations generally greater than $2 billion at the time of purchase.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.   The Fund may invest up to 20% of its net assets in foreign securities including in emerging markets. The Fund invests primarily in equity securities of companies that the Adviser believes have attractive underlying fundamentals, are generally capable of sustaining long-term growth rates at or above the market averages, and are deemed to be underpriced relative to a company’s earnings power or asset value.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser combines a highly disciplined approach to securities valuation with an emphasis on companies with attractive underlying fundamentals.  The Adviser focuses on companies that it believes are financially sound, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management.  The Adviser may focus on a particular sector or industry but will seek to keep the Fund’s portfolio diversified across many industries.  The Adviser uses in-house research and other sources to identify a universe of companies across a broad range of industries that have attractive underlying fundamentals, are generally capable of sustaining long-term growth rates at or above the market averages, and are deemed to be underpriced relative to a company’s earnings power or asset value.

The Adviser focuses on companies that it believes exhibit the following:
•	Sufficient cash flow and balance sheet strength to fund future growth;
•	Leadership or potential leadership in markets with the opportunity for long-term growth;
•	Proprietary products and services, new product development and product cycle leadership that sustains the company’s brand franchise;
•	A strong management team that is proactive, executes effectively, and anticipates and or adapts to change and is sensitive to shareholder interests;
•	Product cycles, pricing flexibility, product or geographic mix that supports growth and stability;
•	Catalysts for growth, which can include changes in regulation, management, business cycle, and business mix or industry consolidation.

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The Adviser’s valuation discipline attempts to estimate a range of value for each company whose securities are considered for purchase.  The range of value is used to estimate the spread or “margin of safety” between a company’s current stock price and a reasonable worst case low price for the stock.  The range is developed through an extensive valuation methodology that uses historic values, peer comparisons, private market value, and discounted cash flow analyses.  A key objective of this analysis is to minimize the downside risk of investing in securities which generally results in a portfolio with lower than market valuations and better than average fundamental characteristics.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Adviser may sell a stock or reduce its position if:
•	It has reached its target price;
•	Its present reward to risk ratio is unattractive;
•	A more attractively priced security is found, or;
•	The company’s fundamentals deteriorate in a material, long-term manner.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal or investing emergency reserves.

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Principal Risks

An investment in the Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.

Brown Advisory Value Equity Fund
ADRs and GDRs Risk	✓
Convertible Securities Risk	✓
Equity and General Market Risk	✓
ETF Risk	✓
Foreign Securities/Emerging Markets Risk	✓
Management Risk	✓
REIT and Real Estate Risk	✓
Smaller and Medium Capitalization Company Risk	✓
Value Company Risk	✓

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) Risk
ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.  GDRs can involve currency risk, since unlike ADRs, they may not be U.S. dollar-denominated.

Convertible Securities Risk
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

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Principal Risks

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.  The Fund’s investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund’s convertible securities.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights typically have a substantially shorter term than do warrants.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.  Rights and warrants may lack a secondary market.

Equity and General Market Risk

The Fund’s investments in equity securities may subject the Fund to volatility and the following risks:

•	prices of stock may fall over short or extended periods of time;
•	cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day; and
•	individual companies may report poor results or be negatively affected by industry and or economic trends and developments.

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions.  The net asset value (“NAV”) of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  Other general market risks include:

•	the market may not recognize what the Adviser or Sub-Adviser believes to be the true value or growth potential of the stocks held by the Fund;
•	the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;
•	the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company;
•	the Adviser’s or Sub-Adviser’s judgment as to the growth potential or value of a stock may prove to be wrong; and
•	a decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

Markets may, in response to economic or market developments, governmental actions or intervention, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles) may involve duplication of certain fees and expenses.  By investing in an ETF, the Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  Investing in an ETF subjects the Fund to these risks affecting the ETF, including the possibility that the value of the underlying securities held by the ETF could decrease. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser or Sub-Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

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Principal Risks

Foreign Securities/Emerging Market Risk
If the Fund invests in foreign securities and ADRs/GDRs, an investment in that Fund may have the following additional risks:
•	foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;
•	changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;
•	fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;
•	foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;
•	foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;
•	certain foreign brokerage commissions and custody fees may be higher than those in the United States;
•	dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’s shareholders; and
•	prices for stock or ADRs/GDRs, may fall over short or extended periods of time.

If the Fund invests in emerging markets, an investment in that Fund may have the following additional risks:
•	information about the companies in emerging markets is not always readily available;
•	stocks of companies traded in emerging markets may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets;
•	greater political and economic uncertainties exist in emerging markets than in developed foreign markets;
•	the securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries;
•	very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets;
•	emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund;

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Principal Risks

•	certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar;
•	governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies. As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of the Fund’s investments; and
•	emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

ADR and GDR investments may subject the Fund to the same risks as direct investments in foreign companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater affect these risks may have on your investment in the Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Management Risk
The Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objectives.  Due to its active management, the Fund could under perform other mutual funds with similar investment objectives.

REIT and Real Estate Risk
The Fund’s investments in REITs may subject the Fund to the following additional risks:
•	declines in the value of real estate;
•	changes in interest rates;
•	lack of available mortgage funds or other limits on obtaining capital;
•	overbuilding;
•	extended vacancies of properties;
•	increases in property taxes and operating expenses;
•	changes in zoning laws and regulations;
•	casualty or condemnation losses; and
•	tax consequences of the failure of a REIT to comply with tax law requirements.

The Fund will bear a proportionate share of the REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Smaller and Medium Capitalization Company Risk
If the Fund invests in smaller and medium capitalization companies, an investment in the Fund may have the following additional risks:
•	analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available;
•	securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies;
•	changes in the value of smaller and medium capitalization company stocks may not mirror the fluctuation of the general market; and

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Principal Risks

•	more limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller and medium capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  Further, stocks of smaller-and medium capitalization companies could be more difficult during market downturns compared to larger, more widely traded companies, As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

Value Company Risk
Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  The determination that a stock is undervalued is subjective; the market may not agree, and a stock’s price may not rise to what the investment manager believes is its full value.  If the market does not consider the stock to be undervalued then the value of the Fund’s shares may decline, even if stock prices generally are rising.

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Management

The Fund is a series of Brown Advisory Funds (the “Trust”).  The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s Statement of Additional Information (“SAI”).

The Adviser

Brown Advisory LLC.  The Fund’s Adviser is Brown Advisory LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231.  The Adviser does business under the name of Brown Advisory.  The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998.  The Adviser and its affiliates (“Brown Advisory”) have provided investment advisory and management services to clients for over 10 years. As of September 30, 2016, Brown had approximately $55 billion in assets under management and advisement, including both discretionary and non-discretionary accounts.

The Adviser receives an advisory fee from the Fund at an annual rate of the Fund’s average daily net assets as indicated below the “Contractual Advisory Fee”.  For the fiscal year ended June 30, 2016, the Adviser received, after applicable fee waivers, an advisory fee at an annual rate of the Fund’s average daily net assets as indicated below the “Net Advisory Fee Received”.  The currently effective annual advisory fee for the Fund is as follows:

	Contractual Advisory Fee as of the fiscal year ended 6/30/16	Net Advisory Fee Received for fiscal year ended 6/30/16
Brown Advisory Value Equity Fund	0.60%	0.60%

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Fund will be presented in the Fund’s Semi-Annual Report to Shareholders dated December 31, 2016.

Subject to the general oversight of the Board, the Adviser is directly responsible for making the investment decisions for the Fund.

The Adviser also provides certain business management services to the Fund pursuant to a separate Business Management Agreement.  Pursuant to the Business Management Agreement, the Adviser supervises all aspects of the management and operations of the Fund, which includes monitoring the Fund’s relationships with third-party service providers to the Fund and other related business management services.  For these services, the Fund pays the Adviser a fee of 0.05% of its average daily net assets.

Portfolio Managers

Brown Advisory Value Equity Fund.  Mr. Doron S. Eisenberg, and Mr. Michael L. Foss share in the responsibility for day-to-day management of the Fund’s portfolio.

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Management

Doron S. Eisenberg, CFA, has been a Portfolio Manager of the Fund since 2015.  He has covered the technology sector as a senior Equity Research Analyst for Brown Advisory’s value and growth strategies since 2002.  Prior to joining Brown Advisory in 2002, he worked in New York as an Equity Analyst at Carret & Company during business school, and as an Engineering Project Analyst at Slattery-Skanska, Inc. from 1995 to 2000. Mr. Eisenberg graduated magna cum laude with a B.S. in Civil Engineering from Tufts University in 1995. He received his M.B.A. from Columbia Business School in 2002, with a concentration in finance and economics.

Michael L. Foss, CFA, has been a Portfolio Manager of the Fund since 2015.  Mr. Foss was a portfolio manager with Alex.  Brown Investment Management for over 5 years and is continuing in the same capacity as a Partner at Brown following the combination of the two firms in July 2008.  Mr. Foss is also responsible for managing separate accounts managed by the Adviser. Prior to his tenure at Alex. Brown Investment Management, Mr. Foss worked as an analyst and then as a portfolio manager at J.P. Morgan for 8 years focusing on large cap value equities. Mr. Foss began his career at Gabelli & Co. as an analyst. He received a B.A. from Virginia Tech in 1983 and an M.B.A. from The Wharton School, University of Pennsylvania in 1993.

The Fund’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of shares in the Fund.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund accounting and transfer agency services to the Fund.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s distributor and principal underwriter in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

U.S. Bank N.A. serves as custodian to the Fund.  The Transfer Agent, the Distributor and U.S. Bank N.A. are affiliates.

Fund Expenses

In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average daily net assets through October 31, 2017.

	Institutional Shares	Investor Shares	Advisor Shares
Brown Advisory Value Equity Fund	1.00%	1.15%	1.35%

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Management

The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

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Choosing a Share Class

Class Comparison

The Fund offers three classes of shares, Institutional Shares, Investor Shares and Advisor Shares. Each class of shares is designed for specific investors.

The following is a summary of the differences between the three classes of the Fund:

	Institutional Shares	Investor Shares	Advisor Shares
Eligible Shareholder
(i) Investors who meet the investment minimum for Institutional Shares;

(ii) Certain institutions  (financial institutions, corporations, trusts, endowments, foundations, government entities, estates and religious and charitable organizations investing on their own behalf);

(iii) Certain fund of funds;

(iv) Certain retirement plans whose sponsors and/or administrators have entered into arrangements with the Fund’s distributor;

(v) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Institutional Shares;

(vi) Current and former trustees of the Fund;

(vii) Certain other investors that have been approved by the Fund; and

(viii) Retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Notwithstanding the above, the Fund reserves the right to broaden or limit the eligible shareholders.

(i) Investors who meet the investment minimum for Investor Shares;

(ii) Certain investors investing through omnibus accounts held by financial intermediaries that do not charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Investor Shares; and

(iii) Investors who invest unsolicited directly by application through the Transfer Agent.

(i) Investors who meet the investment minimum for Advisor Shares;

(ii) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Advisor Shares; and

(iii) Certain retirement plans whose sponsors and/or administrators have entered into arrangements with the Fund’s distributor.

Initial Sales Charge	None	None	None
Contingent Deferred Sales Charge	None	None	None
Redemption/ Exchange Fee	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase
Distribution/Service (12b‑1) Fees	None	None	0.25% of the class’ average daily net assets for the Fund

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Choosing a Share Class

Institutional Shares	Investor Shares	Advisor Shares
Shareholder Service Fees	None	0.15% of the Fund’s class’ average daily net assets.	0.15% of the Fund’s class’ average daily net assets.
Annual Expenses	Lowest expense ratio because there is no Rule 12b‑1 distribution/service fee or shareholder service fees.	Higher fees than Institutional Shares because of shareholder service fees and lower fees than Advisor Shares because no Rule 12b-1 distribution/service fee.	Highest expense ratio because of Rule 12b-1 distribution/service fee and shareholder service fees.
Initial Minimum Investment	$1,000,000	$100	$100

Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 distribution plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b‑1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.

Advisor Shares
Brown Advisory Value Equity Fund	0.25%

Because the Advisor Shares of the Fund pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees

The Trust has adopted a Shareholder Servicing Plan under which the Fund may pay a fee of up to 0.15% for shareholder services provided to the Fund’s Investor Shares and Advisor Shares by financial institutions, including the Adviser.  The types of services for which entities may be compensated under the terms of the Shareholder Servicing Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts.  These shareholder servicing fees may be increased without shareholder approval.

Additional Payments to Dealers

In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Adviser or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which includes broker-dealers.  The Adviser has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Adviser may, out of its own resources, compensate Brown Advisory Securities, LLC for the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Adviser or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

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Choosing a Share Class

In return for these Additional Payments, the Adviser expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent’s registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Fund’s website www.brownadvisoryfunds.com.

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Your Account

How to Contact the Fund	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of the Fund class or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, the Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of the Fund class or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form (as described in the section entitled “Your Account – How to Buy Shares” in this Prospectus).

When and How NAV is Determined

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. Due to the fact that different expenses are charged to the Institutional Class, Investor Shares and Advisor Class shares of the Fund, the NAV of the three classes of the Fund may vary.  The Fund’s share price is calculated as of the Fund’s close which is the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be priced at the next business day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  Fair value determinations may be made as described below under procedures as adopted by the Fund’s Board of Trustees.  If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there remains an adequate market to meet purchase and redemption orders for that day. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, the Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate the Fund’s NAV as of, such earlier closing time.

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Your Account – General Information

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Under the procedures adopted by the Board, the Board may delegate fair value determinations to the Adviser or third-party pricing services, subject to the supervision of the Adviser and the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, the Fund’s net asset value is calculated based upon the net asset values of such registered open-end management investment companies, and the prospectuses for such companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Fund may invest in the securities of smaller and/or medium companies.  The Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account
• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity
• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

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Your Account – General Information

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened
• You must supply documentation to substantiate existence of your organization (i.e. Articles of
      Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).
• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts

You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs.  The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Minimum Investments

To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	$100
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

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Your Account – How to Buy Shares

How to Buy Shares

This section explains how you can purchase shares of the Brown Advisory Funds.  If you’re opening a new account, an Account Application is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free) or 414-203-9064.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)
• Mail your completed application (along with other required documents as described in the application) and a check to:
 Brown Advisory Funds
 c/o U.S. Bancorp Fund Services, LLC
 P.O. Box 701
 Milwaukee, WI 53201-0701

• Write your account number on your check
• Send your check with (a) a completed investment slip from
      a prior statement or confirmation or (b) letter of instruction to:
 Brown Advisory Funds
 c/o U.S. Bancorp Fund Services, LLC
 P.O. Box 701
 Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required
      documents as described in the application). An account
      will be established for you and you will be contacted with the account number.
• Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this Prospectus.

• Call to notify us of your incoming wire
• Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account –
      How to Buy Shares – Purchase By Wire” in this Prospectus.

By Telephone	Not accepted for initial purchases
• If you have telephone purchase privileges on the account,
      you may purchase additional shares in the amount of $100
      or more using the bank account on record by calling
      800‑540‑6807 (toll free) or 414-203-9064.

By Internet (must have a United States bank account)
• Log onto the Fund’s website at
      www.brownadvisoryfunds.com
• Click on “Open an Account Today”
• Be prepared to have the required information to open your
      new account.
• Accept the terms of the online Account Application.
• Complete the online Account Application.
• The Fund will electronically deduct your purchase proceeds from the financial institution you have identified on your
      Account Application.
• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable
      measures to verify that the order is genuine.

• Log onto the Fund’s website at
      www.brownadvisoryfunds.com
• Click on “Shareholder Access”
• Provide your User ID and password.
• Select the Transaction/Purchase menu option.
• Follow the instructions provided.

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Your Account – How to Buy Shares

Buying Shares	Opening an Account	Adding to an Account
By Automatic Investment Plan (must have a United States bank account)	Not accepted for initial purchases
• Complete the Automatic Investment Plan section of the
      application or submit a letter of instruction if your account was opened without this being done.
• Attach a voided check to your application or letter of
      instruction.
• Mail the completed application or letter and voided check.
• Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares

Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, third-party check, cash or cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Fund is unable to accept post‑dated checks or any conditional order or payment.

•	Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.” A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•	ACH (must have a United States bank account) refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service. A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary, or if applicable, a Financial Intermediary’s designee.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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Your Account – How to Buy Shares

Purchase by Mail.  Follow the instructions outlined in the table above.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.  Receipt will be deemed to occur when the Transfer Agent physically picks up such mailings.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1‑800‑540‑6807 (toll free) or 414-203-9064 to advise the Transfer Agent of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name and Class]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1‑800‑540‑6807 (toll free) or 414-203-9064.

Purchase by Telephone.  If your account has been open for at least 15 days, and you did not decline telephone privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1‑800‑540‑6807 (toll free) or 414-203-9064.  You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern Time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.

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Your Account – How to Buy Shares

Purchase by Internet (must have a United States bank account).  You will automatically receive online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions online, including: buy or sell shares of the Fund; use electronic funds transfer to buy or sell shares of the Fund.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.brownadvisoryfunds.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the associated risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption.  Certain methods of contacting us (such as by Internet) may be unavailable or delayed during periods of unusual market activity.

You can choose not to register for online privileges. If you have online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing.

Automatic Investment Plan (must have a United States bank account).  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1‑800‑540‑6807 (toll free) or 414-203-9064 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1‑800‑540‑6807 (toll free) or 414-203-9064 for additional information regarding the Fund’s AIP.

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Your Account – How to Sell Shares

How to Sell Shares

The Fund processes redemption orders received in good order, promptly.  Under normal circumstances, the Fund class will send redemption proceeds to you within 5 business days.  If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.
Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See the section entitled “Signature Guarantee Requirements below”)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if you did not decline telephone and Internet options on your Account
      Application and you provided a voided check
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
      (See the section entitled “By Telephone”) or
• Mail us your request (See the section entitled “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your Account Application.

By Internet
• Log onto the Fund’s website at www.brownadvisoryfunds.com
• Click on “Shareholder Access”
• Provide your User ID and password.
• Select the Transaction/Redemption menu option.
• Follow the instructions provided.
• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your Account Application or sent by check to your address of record.

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Your Account – How to Sell Shares

General Notes for Selling Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of the Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the applicable Fund, generally 4:00 p.m., Eastern Time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Shares held in IRA accounts or other retirement plan accounts may be redeemed by telephone at 1-800-540-6807.  Investors will be asked whether or not to withhold taxes from any distribution.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone privileges on your Account Application. You may also request telephone privileges after your account is opened by calling the Transfer Agent at 1‑800‑540‑6807 (toll free) or 414-203-9064 for additional information.  A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of shareholders in order to qualify for or to change telephone privileges on an existing account. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Fund at the address listed under “Contacting the Fund.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem Fund shares by calling the Transfer Agent at 1‑800‑540‑6807 (toll free) or 414-203-9064 prior to the close of the applicable Fund, generally 4:00 p.m., Eastern Time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The Transfer Agent will charge a $15 wire fee from your redemption proceeds from any complete share redemption. For partial redemptions, or share specific redemptions, any wire fee will be deducted from your remaining account balance. You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

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Your Account – How to Sell Shares

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Systematic Withdrawal Program (must have a United States bank account).  The Fund offers a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month, calendar quarter or annually.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month, quarter or annually is $50.  This program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for Federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1‑800‑540‑6807 (toll free) or 414-203-9064 for additional information regarding the SWP.

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Your Account – How to Sell Shares

Exchange Privileges

You may exchange your Fund shares for the same class of shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state. The Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory Mortgage Securities Fund,  Brown Advisory – WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund, and Brown Advisory Emerging Markets Small-Cap Fund are other mutual funds advised by the Adviser offered in a separate prospectus.  To obtain the prospectus for the afore-mentioned list of funds and the necessary exchange authorization forms, call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064.  Please read the other prospectus carefully to determine eligibility to exchange into those funds.   Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares 14 days or less from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  Please see the section entitled “Your Account – Account and Transaction Policies – Redemption/Exchange Fee” for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges (see the section entitled “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone privileges on your Account Application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of the fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an Account Application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

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Your Account – Account and Transaction Policies

Account and Transaction Polices

Redemption/Exchange Fee.  The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged 14 days or less from the date of purchase.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  The Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:
•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name;
•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);
•	Redemptions of shares purchased through a dividend reinvestment program;
•	Redemptions pursuant to the Fund’s systematic programs; or
•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408A, 457, and 223(d) of the IRC.

Although the Fund has the goal of applying this redemption/exchange fee to most redemptions of shares held for 14 days or less, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors and does not accommodate frequent transactions. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if applicable, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

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Your Account – Account and Transaction Policies

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handle, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your Account Application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund Account Application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•	If a change of address request has been received by the Transfer Agent within the last 30 calendar days;

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Your Account – Account and Transaction Policies

•	When requesting a change in ownership on your account; or
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1‑800‑540‑6807 (toll free) or 414-203-9064 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.  The Trust has appointed an Anti-Money Laundering Officer to oversee the operation of and compliance with the Trust’s Anti-Money Laundering Program.

No Certificates.  The Fund does not issue share certificates.

Right to Reject Purchases.  The Fund reserves the right to reject or cancel within one business day, without any prior notice, any purchase order, including transactions that, in the judgment of the Adviser or Sub-Adviser, represent excessive trading, may be disruptive to the management of a Fund’s portfolio, may increase a Fund’s transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Fund and its shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile. The Fund’s right to cancel or revoke such purchase orders would be limited to within one business day following receipt by the Fund of such purchase orders.

Redemption In-Kind.  The Fund generally pays redemption proceeds in cash. However, the Fund reserves the right to pay redemption proceeds to you by a distribution of liquid securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares and Investor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, or $500 (excluding Qualified Retirement Accounts) for Advisor Shares and Investor Shares, the applicable Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

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Your Account – Account and Transaction Policies

Internet Transactions.  You may open a Fund account as well as purchase or sell Fund shares online at www.brownadvisoryfunds.com.  Establishing an account online is permitted only for individual, IRA, joint and UGMA/UTMA accounts. If you conduct transactions or open an account online, you are consenting to sending and receiving personal financial information over the Internet.

Electronic Delivery.  Consistent with the Fund’s commitment to environmental sustainability, you may sign up to receive daily transaction confirmations, quarterly statements, and tax forms statements electronically. You may also sign up to receive the Fund’s financial statements and Prospectuses electronically on www.brownadvisoryfunds.com. You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.brownadvisoryfunds.com or contacting the Fund at 1‑800‑540‑6807 (toll free) or 414-203-9064.

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1‑800‑540‑6807 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive a confirmation statement detailing the transaction.  Automatic reinvestments of distributions may be confirmed via a monthly or quarterly statement. Systematic investments/withdrawals will be confirmed only on a quarterly statement. You may consent to receive confirmations and quarterly statements electronically at www.brownadvisoryfunds.com, otherwise your confirmation and quarterly statements will be sent in the mail.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI.

Policy on Prohibition of Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund generally requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses, investors who are clients of the Adviser or its affiliates, or other investors meeting eligibility requirements as determined by the Adviser.  The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

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Your Account – Account and Transaction Policies

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Additional Information.

The Trust enters into contractual arrangements with various parties, including among others, the Fund’s investment adviser, investment sub-advisers, principal underwriter, custodian, administrator and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this prospectus, the Statement of Additional Information, any documents filed as exhibits, nor any other communications, disclosure documents or regulatory filings from or on behalf of the Trust or the Fund is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

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Distributions and Taxes

Distributions

The Fund declares distributions from net investment income, if any, at least annually. Any net capital gain realized by the Fund will be distributed at least annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of the Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes

The Fund intends to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund generally will not be subject to tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

You will generally be taxed on a Fund’s taxable distributions, regardless of whether you reinvest them or receive them in cash.  A Fund’s taxable distributions of net investment income and short-term capital gains, if any, are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60-day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates.  These rate reductions do not apply to corporate taxpayers.

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

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Distributions and Taxes

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distributions even though the distributions represent a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain or loss.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, the Fund will be eligible and may elect to treat a proportionate amount of such foreign taxes paid by it as additional income to each shareholder which would generally permit each shareholder (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its Federal income tax liability.  It is expected that the Fund will be eligible to make this election, although there can be no assurance in this regard.  The Fund will notify you if it makes this election.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

With the exception of the Brown Advisory Maryland Bond Fund and Brown Advisory Tax Exempt Bond Fund, dividends paid by the Fund will not qualify as “exempt-interest dividends,” and will not be excludable from gross income by its shareholders, because the Fund will not invest at least 50% of the value of its total assets in securities the interest on which is excludable from gross income.

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Index Descriptions

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price to book value ratios and lower expected growth values.

The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Fund for the past 5 years or for the period of a Fund’s operations if less than 5 years.,  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  The Fund has adopted the Financial Statements of the Predecessor Fund.  The Investor Shares of the Fund were the previous Institutional Shares of the Predecessor Fund and the Advisor Shares of the Fund were the previous Advisor Shares of the Predecessor Fund. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment the Fund, assuming reinvestment of all dividends and distributions. The information presented in the tables below has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding the Fund throughout each period.

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Financial Highlights

BROWN ADVISORY VALUE EQUITY FUND

INSTITUTIONAL SHARES
	Year/Period Ended June 30,
	2016	2015	2014	2013(f)

Net Asset Value, Beginning of Year/Period	$17.52	$18.75	$14.74	$13.05

Net Investment Income(a)	0.22	0.27	0.22	0.18
Net Realized and Unrealized Gains (Losses)	(1.73)	(0.68)	3.95	1.74

Total from Investment Operations	$(1.51)	$(0.41)	$4.17	$1.92

Distributions:
from Net Investment Income	(0.23)	(0.28)	(0.16)	(0.23)
from Net Realized Gains	(1.96)	(0.54)	—	—

Total Distributions to Shareholders	$(2.19)	$(0.82)	$(0.16)	$(0.23)

Redemption fees(a)	—	—	—	—

Net Asset Value, End of Year/Period	$13.82	$17.52	$18.75	$14.74

Total Return	(8.57)%	(2.20)%	28.41%	14.99%(b)

Net Assets at End of Year/Period (000’s Omitted)	$13	$14	$15	$12

Ratios to Average Net Assets:
Net Investment Income	1.45%	1.49%	1.31%	1.67%(c)
Net Expenses	0.77%	0.75%	0.77%	0.81%(c)
Gross Expenses(d)	0.77%	0.75%	0.77%	0.81%(c)

Portfolio Turnover Rate	38%	45%	37%	57%(e)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Reflects portfolio turnover at the Fund level for the year ended June 30, 2013.
(f)	Commenced operations on October 19, 2012. The information presented is for the period from October 19, 2012 to June 30, 2013.

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Financial Highlights

BROWN ADVISORY VALUE EQUITY FUND

INVESTOR SHARES*

	Year Ended June 30,
	2016	2015	2014	2013	2012

Net Asset Value, Beginning of Year	$17.52	$18.75	$14.74	$12.30	$12.56

Net Investment Income(a)	0.20	0.24	0.20	0.21	0.15
Net Realized and Unrealized Gains (Losses)	(1.74)	(0.68)	3.95	2.45	(0.33)

Total from Investment Operations	$(1.54)	$(0.44)	$4.15	$2.66	$(0.18)

Distributions:
from Net Investment Income	(0.20)	(0.25)	(0.14)	(0.22)	(0.08)
from Net Realized Gains	(1.96)	(0.54)	—	—	—

Total Distributions to Shareholders	$(2.16)	$(0.79)	$(0.14)	$(0.22)	$(0.08)

Redemption fees(a)	—	—	—(c)	—(c)	—

Net Asset Value, End of Year	$13.82	$17.52	$18.75	$14.74	$12.30

Total Return	(8.74)%	(2.35)%	28.26%	21.91%	(1.35)%

Net Assets at End of Year (000’s Omitted)	$51,467	$166,808	$241,666	$160,800	$156,226

Ratios to Average Net Assets:
Net Investment Income	1.30%	1.34%	1.16%	1.54%	1.27%
Net Expenses	0.92%	0.90%	0.92%	0.94%	0.91%
Gross Expenses(b)	0.92%	0.90%	0.92%	0.94%	0.91%

Portfolio Turnover Rate	38%	45%	37%	57%	72%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.
*	Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

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Financial Highlights

BROWN ADVISORY VALUE EQUITY FUND

ADVISOR SHARES*

	Year Ended June 30,
	2016	2015	2014	2013	2012

Net Asset Value, Beginning of Year	$17.62	$18.85	$14.82	$12.36	$12.62

Net Investment Income(a)	0.16	0.20	0.15	0.16	0.13
Net Realized and Unrealized Gains (Losses)	(1.74)	(0.69)	3.98	2.49	(0.32)

Total from Investment Operations	$(1.58)	$(0.49)	$4.13	$2.65	$(0.19)

Distributions:
from Net Investment Income	(0.17)	(0.20)	(0.10)	(0.19)	(0.07)
from Net Realized Gains	(1.96)	(0.54)	—	—	—

Total Distributions to Shareholders	$(2.13)	$(0.74)	$(0.10)	$(0.19)	$(0.07)

Redemption fees(a)	—	—(c)	—	—	—

Net Asset Value, End of Year	$13.91	$17.62	$18.85	$14.82	$12.36

Total Return(b)	(8.97)%	(2.61)%	27.90%	21.63%	(1.45)%

Net Assets at End of Year (000’s Omitted)	$917	$1,183	$1,635	$1,615	$2,201

Ratios to Average Net Assets:
Net Investment Income	1.05%	1.09%	0.91%	1.31%	1.07%
Net Expenses	1.17%	1.15%	1.17%	1.17%	1.11%
Gross Expenses(b)	1.17%	1.15%	1.17%	1.17%	1.11%

Portfolio Turnover Rate	38%	45%	37%	57%	72%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(c)	Less than $0.01 per share.

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At Brown Advisory, we believe that you deserve frank and open communication on all aspects of our relationship. In this spirit, we provide this annual summary of our policies relating to confidentiality and privacy of client information, mutual funds, conflicts of interest, trading commissions, proxy voting and Form ADV annual notice.

CONFIDENTIALITY AND PRIVACY POLICY

Brown Advisory takes the confidentiality of your personal information and the privacy of your account very seriously. Our commitment to safeguard your personal information goes beyond our legal obligation to process your transactions accurately and securely. Whether we serve you online, in person, on the telephone or by mail, the principles that guide the way in which we conduct business are built upon the core values of trust and integrity.

We limit access to your personal information to only those employees with a business reason to know such information. We train and consistently remind all employees to respect client privacy and to recognize the importance of the confidentiality of such information. Those who violate our privacy policy are subject to disciplinary action. This commitment also applies to the sharing of information among Brown Advisory and its affiliates.

We maintain physical, electronic and procedural safeguards that comply with applicable laws and regulations to protect your personal information, including various measures to protect your personal information while it is stored electronically.

Federal law requires us to inform you that we have on record personal information about you and that we obtain such information from you directly (e.g., information you provide to us on account applications and other forms, such as your name, address, social security number, occupation, assets and income) and indirectly (e.g., information on our computer systems about your transactions with us, such as your account balance and account holdings). Any personal information you choose to provide is kept confidential and allows us to: (i) provide better and more complete investment and strategic advice; (ii) develop new services that meet additional needs you may have; and, (iii) comply with legal and regulatory requirements.

In addition, in the normal conduct of our business, it may become necessary for us to share information relating to our clients that we have on record, as described above, with companies not affiliated with us who are under contract to perform services on our behalf. For example, we have contracted with companies to assist us in complying with anti-terrorist and anti-money laundering statutory requirements (including the identification and reporting of activities that may involve terrorist acts or money laundering activities), companies that provide clearing services, and other vendors that provide services directly related to your account relationship with us. Our agreements with these companies require that they keep your information confidential and not use such information for any unrelated purpose.

 We do not sell information about you to third parties, and we do not otherwise disclose information to third parties without your permission or unless required by law.

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FOR MORE INFORMATION

Annual/Semi-Annual Reports
The annual and semi-annual reports provide additional information about the Fund’s investments, as well as the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You can get free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Fund’s website at www.brownadvisoryfunds.com or by contacting the Fund at:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-540-6807 (toll free) or 414-203-9064

Securities and Exchange Commission Information
You can also review the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by visiting the SEC’s website www.sec.gov or e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address: publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
Investment Company Act File No. 811‑22708

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BROWN ADVISORY VALUE EQUITY FUND
Institutional Shares (BAFVX)
Investor Shares (BIAVX)
Advisor Shares (BAVAX)

STATEMENT OF ADDITIONAL INFORMATION

BROWN ADVISORY FUNDS
October 31, 2016

Investment Adviser: Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Account Information and Shareholder Services: Brown Advisory Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201 (800) 540-6807 (toll free) or (414) 203-9064

BROWN ADVISORY VALUE EQUITY FUND
Institutional Shares (BAFVX)
Investor Shares (BIAVX)
Advisor Shares (BAVAX)

This Statement of Additional Information (the “SAI”) provides additional information to the Prospectus dated October 31, 2016, as may be amended from time to time.  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above or by visiting the Fund’s website at www.brownadvisoryfunds.com.

Investors in the Fund will be informed of the Fund’s progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Financial Statements for the Fund for the fiscal year ended June 30, 2016, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

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GLOSSARY

As used in this SAI, the following terms have the meanings listed:

“Accountant” means U.S. Bancorp Fund Services, LLC.

“Administrator” means U.S. Bancorp Fund Services, LLC.

“Adviser” means Brown Advisory LLC, the Fund’s investment adviser.

“Board” means the Board of Trustees of the Trust.

 “CFTC” means Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended the rules thereunder, IRS interpretations and any private letter rulings or similar authority upon which the Fund may rely.

“Custodian” means U.S. Bank National Association.

“Distributor” means Quasar Distributors, LLC.

“Fund” means Brown Advisory Value Equity Fund.

 “Independent Trustee” means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s Corporation, a division of the McGraw Hill Companies.

 “Transfer Agent” means U.S. Bancorp Fund Services, LLC.

“Trust” means Brown Advisory Funds.

“U.S.” means United States.

“USBFS” means U.S. Bancorp Fund Services, LLC.

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and including rules and regulations as promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and including rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and including rules and regulations, SEC interpretations and any exemptive order applicable to the Fund or interpretive relief promulgated thereunder.
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THE TRUST

The Trust is a Delaware statutory trust organized on May 1, 2012, and is registered with the SEC as an open-end management investment company.  The Trust’s Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series and classes, with each series representing a separate portfolio of investments with its own investment objectives, policies and restrictions.  The Board may, from time to time, issue additional series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust currently offers eighteen separate investment series, or mutual funds, including the Fund. This SAI relates only to the Brown Advisory Value Equity Fund (the “Fund”).

As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

Fund History

The Fund became effective on October 19, 2012 and is the successor in interest to a fund having the same name and investment objective that was included as series of another investment company, Professionally Managed Portfolios (the “PMP Trust”) and that was also advised by the Fund’s investment adviser, Brown Advisory LLC (the “Predecessor Fund”).  On September 26, 2012, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into its corresponding series of the Trust (the “Successor Fund”) and effective as of the close of business on October 19, 2012, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Successor Fund.

The Fund is a diversified series of the Trust.   Please see the Fund’s Prospectus for a discussion of the principal investment policies and risks of investing in the Fund.

The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The Fund’s principal investment strategies and the risks associated with the same are described in the “Summary Section,” “Additional Information about the Fund’s Principal Investment Strategies” and “Principal Risks” sections of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Fund’s Prospectus, should not be considered to be a principal strategy (or related risk) applicable to the Fund.

Equity Securities

Common and Preferred Stock

General. The Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

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Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities

General. The Fund may invest in convertible securities. The Fund may also invest in U.S. or foreign securities convertible into foreign common stock. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Security Ratings Information. The Fund’s investments in convertible securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may purchase convertible securities of any rating – investment grade or non-investment grade. The Fund may purchase unrated convertible securities and preferred stock if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determine that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

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Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. See Appendix A for additional information on credit ratings.

Warrants

General. The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts

General. The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Holding Company Depositary Receipts (“HOLDRs”), New York Registered Shares (“NYRs”) or American Depositary Shares (“ADSs”). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs are issued by European financial institutions and typically trade in Europe and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. HOLDRs trade on the American Stock Exchange and are fixed baskets of U.S. or foreign stocks that give an investor an ownership interest in each of the underlying stocks. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. ADSs are shares issued under a deposit agreement that represents an underlying security in the issuer’s home country. (An ADS is the actual share trading, while an ADR represents a bundle of ADSs.) The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of the Fund’s investment policies, the Fund’s investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Foreign Securities

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund’s assets. The Fund may invest in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

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In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Emerging Markets

Investing in emerging markets can have more risk than investing in developed foreign markets.  The risks of investing in these markets may be exacerbated relative to investments in foreign markets.  Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems.  It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets.  Currency values may fluctuate more in developing or emerging markets.  Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies.  In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund.  Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar.  For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater effect these risks may have on the Fund.

European Securities Risks

European countries can be significantly affected by the actions of their own individual governments as well as the actions of other European institutions, such as the European Union (“EU”), the European Economic and Monetary Union (“EMU”) and the European Central Bank.  The EU is an intergovernmental and supranational union consisting of 28 member states.  One of the key responsibilities of the EU is to create and administer a unified trade policy.  The member states created the EMU that established different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation.  Member states relinquish their monetary control to the European Central Bank and use a single unified currency, the euro.

Investments in Europe are also subject to currency risks.  Further, because many countries are dependent on foreign exports, any fluctuations in the euro exchange rate could have a negative effect on an issuer’s profitability and performance.

The EU has been extending its influence to the east as it has accepted several new Eastern European countries as members.  Some of the new members remain burdened by the inherited inefficiencies of centrally planned economies.  Additionally, these countries are dependent on Western Europe for trade and credit.  The current and future status of the EU continues to be the subject of political and regulatory controversy, with widely differing views both within and between member countries.

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The European financial markets have experienced uncertainty over the past few years, largely because of concerns about rising government debt levels and increased budget deficits.  Political and regulatory responses to address structural and policy issues have created even greater instability throughout the region.  The high levels of public debt increases the likelihood that certain European issuers will either default or restructure their debt obligations, which would have a negative effect on asset values.  The use of austerity measures in countries such as Spain, Italy, Greece, Portugal and Ireland during times in which the eurozone has high levels of unemployment has limited economic growth.  European countries can be adversely affected by the tight fiscal and monetary controls that the EMU requires its members to comply with.  Due to the severity and prolonged economic crisis in Europe, it is possible that one or more of the EU members could abandon the euro and revert to a national currency, or otherwise cease to be a member of the EU.  Although it is impossible to predict the effects of one or more countries exiting the EU, the outcome would likely lead to economic instability that would impact not only the EU member countries but the global economy as well.

In a recent referendum, citizens of the United Kingdom voted to withdraw from the EU, which caused significant volatility in global financial markets. It is expected that the United Kingdom will withdraw from the EU (commonly referred to as “Brexit”) within two years after the United Kingdom formally notifies the European Council of its intention to withdraw.  However, there is significant uncertainty regarding the potential consequences and precise timeframe for Brexit. During this period of uncertainty, the United Kingdom and European economies and the broader global economy may experience increased volatility and illiquidity, and companies that conduct a significant amount of business in the United Kingdom or Europe may experience lower revenue and/or profit growth, all of which may adversely affect the value of the Fund’s investments. The Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

Japanese Securities Risks

Investment in securities of Japanese issuers involves risks that may be greater than if the Fund’s investments were more geographically diverse.   Since 2000, Japan’s economic growth rate has remained relatively low.  Its economy is characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment.  Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies.  As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy.  Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment.  Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China.  Economic volatility in either nation may create volatility for Japan’s economy as well.  Additionally, as China has increased its role with Japan as a trading partner, political tensions between the countries has become strained.  Any increase or decrease in such tension may have consequences for investment in Japanese issuers.   The Japanese economy faces a number of long-term problems, including massive government debt, the aging and shrinking of the population, an unstable financial sector and low domestic consumption.  Japan has experienced natural disasters of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

Derivatives

Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index.  These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments.  The market value of derivative instruments and securities sometimes may be more volatile than those of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivative instruments may expose the Fund to the credit risk of its counterparty.  In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

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Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance.  In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a close correlation with the security or currency that is the subject of the hedge, or that a particular derivative position will be available when sought by the Adviser.  While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.  Certain derivatives may create a risk of loss greater than the amount invested.

Options and Futures

General

The Fund may (1) purchase or write options on securities in which it may invest or on market indices based in whole or in part on the securities in which it may invest; (2) invest in futures contracts on market indices based in whole or in part on securities in which it may invest; and (3) purchase or write put and call options on these futures contracts. The Fund will participate in such transactions to enhance the Fund’s performance or hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Options purchased or written by the Fund must be traded on an exchange or over-the-counter. Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

The Fund may invest more than 5% of their respective net assets in options and futures for purposes of achieving their investment objective, portfolio management, risk mitigation, hedging, equitizing cash or for purposes of enhancing total return. If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will maintain either: (1) an offsetting (“covered”) position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and/or liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will set aside such cash, liquid securities and other permissible assets (“Segregated Assets”) on the books and records of the Fund’s Custodian. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

To the extent that the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”).

Options and Futures Contracts

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Stock Indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

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Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

A municipal bond futures contract is based on the value of the Bond Buyer Index (“BBI”) which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least “A.” To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash if they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

Risks of Options and Futures Transactions

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s yield.

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Short Sales

The Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security.  A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale.  When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain.  Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.  When a short position is closed out, it may result in a short term capital gain or loss for federal income tax purposes.  To the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

Typically, the Fund will only make short sales “against the box,” which occurs when the Fund enters into a short sale transaction with respect to a security it either owns or has the right to obtain at no additional cost.  However, the dollar amount of short sales at any one time (not including short sales against the box) may not exceed 25% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 10% of the net assets of the Fund.

Illiquid and Restricted Securities

Illiquid Securities.  The Fund may not invest more than 15% of the value of its net assets in illiquid securities.  The Adviser will monitor the amount of illiquid securities in the Fund’s portfolios, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions. If securities that were liquid at the time of purchase subsequently become illiquid and result in the Fund holding illiquid securities in excess of 15% of its net assets, the Fund will no longer purchase additional illiquid securities and will reduce its holdings of illiquid securities in an orderly manner, but it is not required to dispose of illiquid holdings immediately if it is not in the interest of the Fund.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  As described below, in some cases, securities subject to legal or contractual restrictions on resales may not be deemed to be illiquid (see “Restricted Securities” below).  Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

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Restricted Securities.  The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(a)(2) of the Securities Act (“4(a)(2) Paper”). The Adviser, as appropriate, will determine the liquidity of Rule 144A securities and 4(a)(2) Paper under the supervision of the Adviser and the Board.  The liquidity of Rule 144A securities and 4(a)(2) Paper will be monitored by the Adviser, as appropriate, and if as a result of changed conditions it is determined that a Rule 144A security or 4(a)(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what action, if any, is appropriate.  The Fund may determine that it is appropriate to continue to hold such instrument for a period of time to avoid a distressed sale which would be harmful to shareholders.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Valuation Committee and the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitor the liquidity of the portfolio securities and report periodically on their decisions to the Board. In making such determinations they take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

Private placement and other restricted securities may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Restricted securities that are “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities. The Adviser will evaluate the liquidity characteristics of restricted securities on a case-by-case basis and will consider the factors described above in connection with its evaluation.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

Risks. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of private placements, restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

Investment Company Securities

Open-End and Closed-End Investment Companies

General. The Fund may invest in other open-end and closed-end investment companies consistent with the Fund’s investment objectives and strategies. The Fund may also invest in money market mutual funds, pending investment of cash balances. The Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act. With certain exceptions, such provisions generally permit the Fund to invest up to 5% of their assets in another investment company, up to 10% of their assets in investment companies generally and hold up to 3% of the shares of another investment company, and may invest greater than 10% of their assets in other investment companies subject to applicable provisions of the 1940 Act and the rules adopted thereunder. The Fund’s investment in other investment companies may include money market mutual funds, which are not subject to certain of the percentage limitations set forth above.

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Risks. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

Exchange-Traded Funds and Exchange-Traded Notes

General. The Fund may invest in exchange-traded funds (“ETFs”).  ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.  The Fund may also invest in exchange-traded notes (“ETNs”), which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.  The Fund’s investments in ETFs are also subject to the limitations on investments in other investment companies discussed above.

Risks. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying market segment or index it is designed to track. Lack of liquidity in an ETF, however, could result in it being more volatile than the underlying portfolio of securities. In addition, the Fund will incur expenses in connection with investing in ETFs and ETNs that may increase the cost of investing in the ETF or ETN versus the cost of directly owning the securities in the ETF or an ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

Trust Securities and Unit Investment Trusts

General. The Fund may invest in trusts and unit investment trusts (“UITs”), including HOLDRS. HOLDRS are trust-issued receipts that represent beneficial ownership in the specific group of stocks held by the issuing trust. UITs are registered investment companies that are similarly unmanaged, or passively managed, and as such generally hold a static portfolio of securities, or track an index. The liabilities of trusts (including HOLDRS trusts) and UITs incur some expenses in connection with their operations; thus, when the Fund invests in a trust, HOLDR or UIT, in addition to directly bearing expenses, associated with its own operations, it will bear its pro rata portion of the trust’s. HOLDRS’ or UIT’s expenses. Like ETFs, HOLDRS are exchange-listed and, therefore, may be purchased and sold on the secondary market.

Risks. The risks of owning a trust security (including a HOLDR) or a UIT security generally reflect the risks of owning the securities in the trust or UIT’s portfolio. Due to the unmanaged or passively managed nature or such vehicles, the relative weights of their portfolio securities may change over time, resulting in a change in the nature of the investment. In addition, due to the additional expenses associated with trusts (including HOLDRS trusts) and UITs, it may be more costly to own their securities than it would be directly to own their portfolio securities. In addition, there could be a lack of liquidity in the secondary market for HOLDRS, which could cause the market for HOLDRS to be more volatile than the market for the underlying portfolio securities.

Other Pooled Investment Vehicles

General.  The Fund may invest in pooled investment vehicles, including limited partnerships. Examples of such vehicles include private equity funds and private equity funds of funds. A private equity fund generally invests in non-public companies that the fund’s manager believes will experience significant growth over a certain time period. A private equity fund of funds invests in other private equity funds of the type described. Investments in private equity funds, once made, typically may not be redeemed for several years, though they may be sold to other investors under certain circumstances.

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Risks. To the extent that the Fund invests in Pooled Investment Vehicles, such investments generally will be deemed illiquid. (See “Illiquid and Restricted Securities” for the risks of investing in illiquid securities above). If such an investment is determined by the Adviser to be illiquid, it is subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities. In addition, the Fund will bear its ratable share of such vehicles’ expenses, including its management expenses and performance fees. Performance fees are fees paid to the vehicle’s manager based on the vehicle’s investment performance (or returns) as compared to some benchmark. The fees the Fund pays to invest in a Pooled Investment Vehicle may be higher than the fees it would pay if the manager of the Pooled Investment Vehicle managed the Fund’s assets directly. Further, the performance fees payable to the manager of a Pooled Investment Vehicle may create an incentive for the manager to make investments that are riskier or more speculative than those it might make in the absence of an incentive fee.

Segregated Assets. Under certain circumstances, the Fund may be subject to SEC guidelines regarding asset segregation, or coverage, with respect to investments by the Fund in Pooled Investment Vehicles. The Fund will comply with such SEC guidelines, including, as necessary, by designating on its books or maintaining in a separate account, cash, liquid securities and other permissible assets. As prescribed by SEC guidelines, the value of such assets will be at least equal to the Fund’s commitment to the relevant Pooled Investment Vehicle(s) and will be marked to market daily.

Fixed Income Securities

U.S. Government Securities

General. The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States; by the right of the issuer to borrow from the U.S. Treasury; by the discretionary authority of the U.S. Treasury to lend to the issuer; or solely by the creditworthiness of the issuer. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.  On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Corporate Debt Obligations

General. The Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

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Government and Agency Mortgage-Backed Securities. The Fund may invest in government agency and mortgage-backed securities. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association (“GNMA”), Fannie Mae (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). GNMA, a wholly-owned U.S. Government corporation creates pass-through securities from pools of government guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA and Freddie Mac are U.S. Government-sponsored corporations and are subject to regulation by the Office of Federal Housing Enterprise Oversight (“OFHEO”). Both issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations, and the U.S. government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. government will always do so or would do so yet again.  Congress has been considering proposals to reduce the U.S. Government’s role in the mortgage market and whether to wind down Fannie Mae and Freddie Mac.  The proposals include, among others, whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated.  Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure and corporate governance matters, which may have an adverse effect on these entities.  As a result, the future for Fannie Mae and Freddie Mac is uncertain, as is the impact of such proposals, actions and investigations on the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  The Fund will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk is acceptable.

Risks – Specific to Mortgage-Backed Securities. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund’s yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund’s yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, increasing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

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To the extent that the Fund invests in commercial mortgage-backed securities (“CMBS”), CMBS are subject to credit risk and prepayment risk.  Although prepayment risk is present, it is of a lesser degree in CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection; or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

The Fund may manage counterparty exposure for forward-settling agency mortgage-backed securities (“MBS”) transactions, including TBA purchase commitments, by requiring that such transactions be bilaterally margined.

Asset-Backed Securities

General. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

Risks – Specific to Asset-Backed Securities. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

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Variable Amount Master Demand Notes

General. The Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

Variable and Floating Rate Securities

The Fund may invest in variable and floating rate securities. Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. The Fund intends to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of the Fund’s investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Non-U.S. Dollar Denominated Securities and Other Fixed Income Securities

The Fund may invest in short-term money market instruments issued in the U.S. or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

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The Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

The Fund may invest in non-U.S. dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

Inflation-Protected Securities.

The Fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), to the extent permitted by the Prospectus. U.S. TIPS are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company (“RIC”) and to eliminate any fund-level income tax liability under the Code.

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Infrastructure Investments.

The Fund may invest in securities and other obligations of U.S. and non-U.S. issuers providing exposure to infrastructure investment.  Infrastructure investments may be related to physical structures and networks that provide necessary services to society, such as transportation and communications networks, water and energy utilities, and public service facilities.  Securities, instruments and obligations of infrastructure-related companies and projects are more susceptible to adverse economic or regulatory occurrences affecting their industries.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.  Infrastructure companies and projects also may be affected by or subject to (i) regulation by various government authorities, including rate regulation; (ii) service interruption due to environmental, operational or other mishaps; (iii) the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and (iv) general changes in market sentiment towards infrastructure and utilities assets.

Short-Term Instruments

The Fund may invest in short-term money market instruments issued in the U.S. or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

The Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

Risks of Debt Securities

General. Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity. Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity.

Credit Risk. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. The financial condition of an issuer of a debt security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

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To limit credit risk, the Fund may purchase unrated fixed income securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

The Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Adviser determines that retaining such security is in the best interests of the Fund.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to a issuer and the time a rating is assigned and updated.

Foreign Debt Securities Risks. To the extent that the Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

Foreign Currencies Transactions

General

The Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may conduct foreign currency exchange transactions either on a cash basis or at the rate prevailing in the foreign exchange market.

The Fund may enter into a forward foreign currency contract. A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Forward contracts are considered “derivatives,” financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

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Risks

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in their prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

Leverage Transactions

General

The Fund may use leverage to increase potential returns. The Fund does not currently intend to use leverage in excess of 5% of total assets. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return. (See “Risks” below.)

Borrowing. The Fund (may borrow money as a temporary measure for extraordinary or emergency purposes in amounts up to 33 1/3% of the Fund’s total assets at the time of borrowing.  T Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis may be limited by collateral requirements to cover these positions, as disclosed below under “Reverse Repurchase Agreements.”

Senior Securities. Pursuant to Section 18(f)(1) of the 1940 Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, excluding holidays and Sundays, to an extent that the asset coverage shall be at least 300%. In accordance with Section 18 of the 1940 Act, the Fund will not mortgage, pledge or hypothecate its assets in an amount exceeding 33 1/3% of the value of its total assets.

Securities Lending.  The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

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Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements which are transactions in which the Fund sells a security and simultaneously agrees to repurchase that security from the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. Such reverse repurchase agreements would represent no more than 15% of the foregoing Fund’s assets.

Securities loans, repurchase agreements and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities.  During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor and are considered borrowings for the purpose of the Fund’s limitation on borrowing.

When-Issued Securities and Forward Commitments. The Fund may invest in securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions.

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Risks

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Repurchase Agreements

General

The Fund may enter into repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later.  If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.  For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement. Repurchase agreements are not considered to be the making of loans for purposes of the Fund’s fundamental investment limitations.

Risks

Repurchase transactions also involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk.

Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”).  Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.  REITs pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

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Recent Market Events

The U.S. Government has implemented various measures designed to stabilize the U.S. economy in recent years, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (quantitative easing). Because the Board of Governors of the Federal Reserve System has ended quantitative easing and may unwind the purchases made under its quantitative easing program in addition to raising the federal funds rate, there is a significant risk that interest rates across the U.S. financial system will rise. These policy changes may expose debt instrument and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance, and have trouble selling investments to meet shareholder redemptions.

Temporary Defensive Position

Under normal circumstances, the Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund’s investment objectives are not immediately available.  Under these circumstances, the Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets.  Cash equivalents include investments such as short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

In addition, the Fund may reduce its holdings in equity and other securities and may invest in cash, prime quality cash equivalents such as prime commercial paper and other money market instruments, for temporary defensive purposes, during periods in which the Adviser  believes changes in economic, financial or political conditions make it advisable. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Cyber Security Risk

As technology becomes more integrated into the Fund’s operations, the Fund will face greater operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security threats may result from unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Fund works closely with third-party service providers (e.g., administrators, transfer agents and custodians), cyber security breaches at such third-party service providers may subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund may experience investment losses in the event of cyber security breaches at any of the issuers in which the Fund may invest. While the Fund has established risk management systems designed to reduce the risks associated with cyber security, there can be no assurance that such measures will succeed.

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term “1940 Act” includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term “Code” includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

The Fund has adopted the following policies and investment restrictions as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

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Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Fundamental Limitations

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

1.          Borrowing Money

The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

2.	Concentration

The Fund may not purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on: (1) investments in U.S. government securities, in repurchase agreements covering U.S. government securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2)  investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3.	Diversification

With respect to 75% of the Fund’s total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The District of Columbia, each state and territory, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which the District of Columbia, a state or territory is a member is deemed to be a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision is treated as the issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user is treated as the issuer. If in either case, however, the creating government or some other agency guarantees a security, that guarantee is considered a separate security and is treated as an issue of such government or other agency.

4.	Underwriting Activities

The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

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5.	Making Loans

The Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.
6.	Purchases and Sales of Real Estate

The Fund may not purchase or sell real estate, except that, to the extent permitted by law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7.	Purchases and Sales of Commodities

The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8.	Issuance of Senior Securities

The Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act, the rules and regulations thereunder, and any applicable exemptive or interpretive relief.

9.	Pooled Funds

With respect to Fundamental Limitation #2, the Fund, will limit investments in foreign government securities to no more than 25% of the Fund’s total assets.

Non-Fundamental Limitation

The Fund has adopted the following investment limitations that can be changed by the Board without shareholder approval.

1.          Investments in Other Open-End Investment Companies or Registered Unit Investment Trusts

The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

MANAGEMENT

Trustees and Executive Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the funds managed by the Adviser (together, the “Funds”).  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each of the Funds.  The current Trustees and Officers of the Trust, their ages and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held during the past five years are set forth in the table below.
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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years(2)
Independent Trustees of the Trust(1)
Henry H. Hopkins Age: 73 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee Lead Independent Trustee	Indefinite Term; Since May 2012 Indefinite Term; Since May 2015	Retired; Formerly, Vice President and Chief Legal Counsel, T. Rowe Price Associates, Inc. (investment management firm)(1998 to 2008)	18	None
Kyle Prechtl Legg Age: 64 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since May 2012	Retired; Formerly President and Chief Executive Officer, Legg Mason Capital Management, LLC (investment management firm)(2006 to 2009)	18
Director, SunTrust Banks, Inc. (bank holding company) (since 2011)

Director, OM Asset Management plc (asset management holding company) (since 2014)

Director, Eastman Kodak Co. (printing  equipment and supplies company) (2010 to 2013)

Thomas F. O’Neil III Age: 59 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since May 2012	President, The Saranac Group LLC (strategic consulting firm)(since 2010) Formerly, Executive Vice Chairman (previously, Senior Vice President, General Counsel and Secretary) WellCare Health Plans, Inc. (managed healthcare organization)(2008 to 2009) Formerly, Partner and Joint Global Practice Group Leader, DLA Piper US LLP (law firm) (2002 to 2008)	18	None

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years(2)
Neal F. Triplett, CFA Age: 45 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since May 2012	President, DUMAC, Inc. (university endowment investment organization) (since 1999)	18	None
Interested Trustees and Officers of the Trust
Michael D. Hankin(3) Age: 58 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term Since May 2012	President and Chief Executive Officer, Brown Advisory Incorporated and affiliates (investment management firm)(since 1993)	18	None
Joseph R. Hardiman(3) Age: 79 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Chairman and Trustee	Indefinite Term; Since May 2012	Business Consultant (financial services industry consulting)(since 1997) Formerly; Director of Brown Advisory Incorporated (investment management firm)(2001 to 2012)	18	Director of Franklin Resources, Inc. (investment management firm)(2005 to 2013)
David M. Churchill Age: 51 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	President / Principal Executive Officer	Indefinite Term; Since May 2012	Chief Operating Officer and Chief Financial Officer, Brown Advisory Incorporated and affiliates (investment management firm) (since 1993)	Not Applicable	Not Applicable
Paul J. Chew Age: 50 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Senior Vice President	Indefinite Term; Since 2016	Head of Investments, Brown Advisory Incorporated and affiliates (investment management firm)(since 1995)	Not Applicable	Not Applicable
Carey E. Taylor Age: 29 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Vice President	Indefinite Term; Since 2015
Product Manager, Brown Advisory Incorporated and affiliates (investment management firm)(since 2013); Formerly, Senior Associate, Intermediary Risk Management, T. Rowe Price (investment management firm)(2010 to 2013)
				Not Applicable	Not Applicable

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years(2)
Jason T. Meix Age: 37 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Treasurer / Principal Financial Officer	Indefinite Term; Since May 2012	Vice President, U.S. Bancorp Fund Services, LLC (fund administrative services firm)(since 2008)	Not Applicable	Not Applicable
Edward L. Paz Age: 45 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Secretary	Indefinite Term; Since May 2012	Vice President and Counsel, U.S. Bancorp Fund Services, LLC (fund administrative services firm) (since 2007)	Not Applicable	Not Applicable
Brett D. Rogers Age: 41 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since May 2012 Indefinite Term: Since May 2012
General Counsel and Chief Compliance Officer, Brown Advisory Incorporated and affiliates (investment management firm) (since 2009)

Formerly, Director, Compliance and Risk, Deutsche Asset Management (investment management firm) (2003 to 2009)
				Not Applicable	Not Applicable
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).
(2)	The directorships disclosed in this column include only the directorships of those companies that a Trustee serves on that are required to report to the SEC under applicable Federal securities laws including publicly traded corporations that are registered with the SEC under the 1934 Act and investment companies that are registered with the SEC under the 1940 Act, and it therefore excludes various other types of directorships that the Trustees of the Trust may currently hold in other types of organizations, including private companies and not-for-profit organizations, which are expressly excluded from the disclosure requirements for mutual fund board members.
(3)	Mr. Hankin is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with Brown Advisory Incorporated, the parent company of the Adviser and of Brown Advisory Limited, and Mr. Hardiman is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his previous position with Brown Advisory Incorporated and his ownership interest in Brown Advisory Incorporated.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Adviser and Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters.  In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of the Board’s regular quarterly Board Meetings, which are typically held quarterly, in person, and involve the Board’s review of recent operations.

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Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees – (1) an Audit Committee; (2) a Nominating and Corporate Governance Committee; (3) a Compliance Oversight Committee; and (4) a Valuation Committee – which are discussed in greater detail below under “Trust Committees.”  At least a majority of the Board is comprised of Independent Trustees who are not affiliated with the Adviser, the principal underwriter, or their affiliates.  The Nominating and Corporate Governance Committee, Audit Committee and Compliance Oversight Committee are each comprised entirely of Independent Trustees.

Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chairman does not impose on Mr. Hardiman and the designation of Lead Independent Trustee on Mr. Hopkins any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board.  Mr. Hardiman is an interested person of the Trust (as such term is defined in the 1940 Act) based upon his former status as a member of the Board of Directors of Brown Advisory Incorporated, the parent company of the Adviser, and his ownership interest in Brown Advisory Incorporated.  The Board has taken into consideration the fact that Mr. Hardiman is an interested person of the Trust with respect to their selection of Mr. Hardiman to serve as the Chairman of the Board of the Trust and the Board of Trustees has determined that the use of an interested person as Chairman is appropriate and benefits shareholders because an interested Chairman has a personal as well as a professional stake in the management of the Trust.  As noted, the majority of the Board is comprised of Independent Trustees and the Board believes that maintaining a Board that has a majority of Independent Trustees allows the Board to operate in a manner that provides for an appropriate level of independent oversight and action.  In accordance with applicable regulations regarding the governance of the Trust, the Independent Trustees meet in a separate quarterly session in conjunction with each quarterly meeting of the Board during which they review matters relating to their independent oversight of the Trust.  In addition, each of the Board committees is comprised entirely of Independent Trustees and the Chair of each of the Board committees is an Independent Trustee.  Finally, the Independent Trustees have determined that because they comprise a majority of the Board, they can act independently and effectively without having an Independent Trustee serving as Chairman of the Board or as a lead independent trustee.

The Board reviews annually the structure and operation of the Board and its committees.  The Board has determined that the composition of the Board and the function and composition of its various committees provide the appropriate means and communication channels to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Adviser as to investment risks of the Fund.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.

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Mr. Hankin’s Trustee Attributes.  As President and Chief Executive Officer of Brown Advisory Incorporated, the ultimate parent of the Adviser, Mr. Hankin is ultimately responsible for the management of the Fund’s day-to-day operations.  Mr. Hankin has spent over 20 years assisting a wide range of individuals and institutions on their investment and financial matters. Prior to working in the investment management industry, Mr. Hankin was a Partner with the law firm of Piper & Marbury LLP (now DLA Piper US LLP).  The Board believes that Mr. Hankin’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Hardiman’s Trustee Attributes.  Mr. Hardiman brings extensive financial, regulatory, broker-dealer, compliance and leadership experience to the Board having served as a President and Chief Executive Officer of the National Association of Securities Dealers, Inc. and the NASDAQ Stock Market. Mr. Hardiman has expertise in investment banking, capital markets and securities distribution from, among other things, his tenure with Alex. Brown & Sons and Soundview Technology Group, and he has extensive knowledge of the investment management business through his work on the boards of the DWS Scudder Funds and ISI Funds. Mr. Hardiman also has served as a member of the Board of Directors of Brown Investment Advisory & Trust Company, an affiliate of the Adviser and Brown Advisory Incorporated, the ultimate parent of the Adviser, as well as on the Board of Franklin Resources, Inc., a publicly traded investment management firm.  Mr. Hardiman’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Hopkins’ Trustee Attributes.  Mr. Hopkins brings over 35 years of prior legal experience in the mutual fund industry.  In particular, Mr. Hopkins served as a legal counsel with T. Rowe Price Associates, Inc., a publicly traded investment management firm, from 1972 until 2008, where he held the position of Vice President and Chief Legal Counsel from 1998 until 2008, and Mr. Hopkins served as Chair of the firm’s Ethics Committee for 35 years.  During that time, he also served in various capacities and on various committees for the Investment Company Institute, the primary mutual fund trade association and the Investment Adviser Association, the primary investment adviser trade association.  Mr. Hopkins is the former Chairman of ICI Mutual Insurance Company, the captive insurance company for the mutual fund industry.  Since May 2015, Mr. Hopkins also serves as Lead Independent Trustee.  The Board believes Mr. Hopkins’ experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Ms. Legg’s Trustee Attributes.  Ms. Legg has senior executive experience in the investment management industry through her experience as the former President and Chief Executive Officer of Legg Mason Capital Management (“LMCM”), an investment management firm.  Prior to joining LMCM, Ms. Legg was a securities analyst with Alex. Brown & Sons, an investment banking firm. In total, Ms. Legg has more than 30 years of professional experience in the investment management and investment banking industries. Ms. Legg also currently serves as a director of SunTrust Banks, Inc., a bank holding company, and OM Asset Management plc, an asset management holding company, and served as a director of Eastman Kodak Co., a printing equipment and supplies company.  The Board believes Ms. Legg’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. O’Neil’s Trustee Attributes. Mr. O’Neil is the Founder and President of The Saranac Group LLC, a strategic consulting firm that advises boards of directors, board committees and senior management in the areas of business ethics, corporate crises, governance and compliance, resolutions of complex government controversies and monitoring.  Prior to founding The Saranac Group LLC, Mr. O’Neil served in various senior management positions at WellCare Health Plans, Inc. and as a Partner and Joint Global Practice Group Leader at the international law firm DLA Piper US LLP. The Board believes Mr. O’Neil’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Triplett’s Trustee Attributes.  Mr. Triplett is the President of DUMAC, Inc. (“DUMAC”), a professionally-staffed investment management organization controlled by Duke University that manages the school’s endowment funds.  He joined DUMAC in July 1999 and he was appointed President in January 2007.  Since joining DUMAC Mr. Triplett has been directly involved with managing securities.  Prior to completing business school, Mr. Triplett was a credit officer for the corporate and real estate portfolios at Wachovia Bank.  Mr. Triplett holds the Chartered Financial Analyst designation.  The Board believes Mr. Triplett’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Trust Committee

The Trust has four standing committees: (1) the Audit Committee; (2) the Nominating and Corporate Governance Committee; (3) the Compliance Oversight Committee; and (4) the Valuation Committee.

The Audit Committee is comprised of all of the Independent Trustees.   The function of the Audit Committee is to review the scope and results of the annual audit of each of the Funds and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s financial reporting.  The Audit Committee also recommends to the Board of Trustees the annual selection of the independent registered public accounting firm for the Funds and it reviews and pre-approves audit and certain non-audit services to be provided by the independent registered public accounting firm.  During the fiscal year ended June 30, 2016, the Audit Committee met three times.

The Nominating and Corporate Governance Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and overseeing Board governance matters.  Although the Nominating and Corporate Governance Committee does not have a policy with respect to the consideration of candidates for Trustee submitted by shareholders, if the Nominating and Corporate Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Nominating and Corporate Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Nominating and Corporate Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. The Committee meets on an as needed basis.  During the fiscal year ended June 30, 2016, the Nominating and Corporate Governance Committee met one time.

The function of the Compliance Oversight Committee is to review and monitor compliance matters relating to the Funds and to oversee the functions of the Fund’s compliance program.  The Committee meets on an as-needed basis. During the fiscal year ended June 30, 2016, the Compliance Oversight Committee met one time.

The Valuation Committee includes all of the Independent Trustees.  The function of the Valuation Committee is to review quarterly reports from the Pricing Committee over the procedures used to value securities held by any of the Funds for which current and reliable market quotations are not readily available. The actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets quarterly and also on an as needed basis when deemed necessary.  During the fiscal year ended June 30, 2016, the Valuation Committee met four times.

The Valuation Committee has delegated day-to-day valuation issues to the Pricing Committee which is comprised of certain officers of the Trust.  The function of the Pricing Committee is to value securities held by any of the Funds for which current and reliable market quotations are not readily available, using guidelines developed by the Valuation Committee.  Such securities are valued at their respective fair values as determined in good faith by the Pricing Committee, and the actions of the Pricing Committee are subsequently reviewed and ratified by the Valuation Committee and the Board.  The Pricing Committee meets on an as needed basis when deemed necessary in order to value a security requiring a fair valuation.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustees in the family of investment companies owned by the Trustees as of a recent date using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and Over $100,000.

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Name of Fund	Joseph R. Hardiman Interested Trustee	Michael D. Hankin Interested Trustee	Henry H. Hopkins Independent Trustee	Kyle Prechtl Legg Independent Trustee	Thomas F. O’Neil III Independent Trustee	Neal F. Triplett Independent Trustee

Brown Advisory Value Equity Fund	None	$10,001-$50,000	None	None	None	$10,001-$50,000
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	Over $100,000	Over $100,000	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Trust’s principal underwriter or any of its affiliates.

Compensation

Trustees who are not employees of the Adviser receive a retainer fee of $50,000 per year, $6,000 for each in-person meeting attended and $1,500 for each telephonic meeting attended, as well as reimbursement for reasonable expenses incurred in connection with attendance at meetings.  In addition, the Board Chair, the Audit Committee Chair, the Nominating and Corporate Governance Committee Chair, the Valuation Committee Chair and the Compliance Oversight Committee Chair receive additional annual compensation of $15,000, $10,000, $10,000, $10,000 and $10,000, respectively.  Furthermore, the Lead Independent Trustee receives additional annual compensation of $10,000. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.  The following compensation figures represent compensation for the fiscal year ended June 30, 2016 for each of the Trustees:

Name of Person/Position	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex Paid to Trustees
Henry H. Hopkins, Trustee	$81,750	$0	$0	$81,750
Kyle Prechtl Legg, Trustee	$83,625	$0	$0	$83,625
Thomas F. O’Neil III, Trustee	$80,500	$0	$0	$80,500
Neal F. Triplett, Trustee	$81,750	$0	$0	$81,750
Michael D. Hankin, Trustee	$0	$0	$0	$0
Joseph R. Hardiman, Trustee	$88,625	$0	$0	$88,625
(1)	Trustee fees and expenses are allocated among the Funds in the Trust.

Investment Adviser

Services of the Adviser

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Advisory Agreement was initially approved by the Board of Trustees on May 2, 2012 for a two year period.  After the initial two year term, the Advisory Agreement will continue in effect from year to year as long as the continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund, and (ii) by a vote of the majority of the Independent Trustees.  The Adviser monitors the performance of the Fund and continuously reviews, supervises and administers its investment program, subject to the direction of, and policies established by, the Board.

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Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund. The Adviser may also pay fees to certain brokers/dealers to have the Fund available for sale through such institutions as well for certain shareholder services provided to customers purchasing Fund shares through such institutions.

Ownership of the Adviser

The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998. The Adviser does business under the name of Brown Advisory. The Adviser and its affiliates (“Brown”) have provided investment advisory and management services to clients for over 10 years.

Information Regarding Portfolio Managers

The following information regarding the Fund’s portfolio managers has been provided by the Adviser.

Other Accounts Under Management.  The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  The Fund’s portfolio managers do not provide day-to-day management of accounts with performance-based advisory fees.  Information in the table is shown as of June 30, 2016.  Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Doron S. Eisenberg	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Michael L. Foss	0 $0	2 $204 million	94 $194 million	0 $0	0 $0	0 $0

Conflicts of Interest for the Portfolio Managers. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Adviser may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable to differences in investment guidelines and timing of cash flows. The Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

With respect to securities transactions for clients, the Adviser determines which broker to use to execute each order. However, the Adviser may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

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Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

Information Concerning Compensation of Portfolio Managers. Each portfolio manager of the Adviser receives a compensation package that includes various components, including a base salary and variable incentive bonus. A portfolio manager who is also a member of the Adviser’s management team maintains a significant equity interest in Brown Advisory Holdings Incorporated.  The incentive bonus is subjective.  It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the Adviser’s business. When evaluating a portfolio manager’s performance the Adviser compares the pre-tax performance of a portfolio manager’s accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period.  Accounts managed in the below referenced styles are typically compared to the following indices:

Value Equity Fund	Russell 1000® Value Index

All portions of a portfolio manager’s compensation package are paid by the Adviser and not by any client account.

Portfolio Managers Ownership in the Fund. As of June 30, 2016, each portfolio manager that retained decision making authority over the Fund’s management beneficially owned shares of the Fund as summarized in the following table using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, and over $1,000,000.

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of 6/30/16
Brown Advisory Value Equity Fund
Doron S. Eisenberg	$50,001-$100,000
Michael L. Foss	$100,001-$500,000

Advisory Fees

The Adviser’s fee is calculated as a percentage of the Fund’s average daily net assets. The fee, if not waived, is accrued daily by the Fund and is assessed to each class based on average net assets for the previous month. The Adviser’s fee is paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

The Adviser may also receive compensation from certain omnibus account providers for providing shareholder services to Fund shareholders.

The following table shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, if any, and the actual fees received by the Adviser.  The data presented are for the past three fiscal years.

	Advisory Fee Accrued	Advisory Fee Waived and/or Expenses Reimbursed	Recouped Fees and Expenses	Net Advisory Fee Received
Brown Advisory Value Equity Fund
Year Ended June 30, 2016	$646,993	$0	$0	$646,993
Year Ended June 30, 2015	$1,290,351	$0	$0	$1,290,351
Year Ended June 30, 2014	$1,267,071	$0	$0	$1,267,071

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Expense Limitation Agreements

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) in order to limit the Fund’s total expenses as follows:

Fund	Institutional Shares	Investor Shares	Advisor Shares
Brown Advisory Value Equity Fund	1.00%	1.15%	1.35%

Under the Expense Limitation Agreements, the Adviser may recapture waived fees and expenses borne for a three-year period under specified conditions.

The Expense Limitation Agreement will remain in effect until October 31, 2017.  The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the Board of Trustees.

Other Provisions of Advisory Agreement

The Adviser is not affiliated with USBFS or any company affiliated with USBFS. The Advisory Agreement remains in effect for a period of two years from the date of their initial effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust.  The Advisory Agreement terminates immediately upon assignment (as defined in the 1940 Act).

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Distributor

Distribution Services

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Trust and Quasar adopted on May 2, 2012 (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Trust and Quasar has an initial term of two years and subsequently will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan – (Advisor Class Shares)

On May 2, 2012, the Trust adopted a distribution plan for their Advisor Class shares pursuant to Rule 12b‑1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, the Fund pays a fee to the Distributor for distribution services (the “Distribution Fee”) at an annual rate of 0.25% for Advisor Class shares of the Fund’s average daily net asset value of its Advisor Class shares.  The 12b-1 Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.

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The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Advisor Class shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the trustees who are not “interested persons” of the Fund, select and nominate all other trustees who are not “interested persons” of the Fund.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Fund’s 12b-1 Plan, the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Any material amendment to the 12b-1 Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The 12b-1 Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

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The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by Advisor Class shares of the Fund for the fiscal year ended June 30, 2016.

Fund	12b-1 fees incurred
Brown Advisory Value Equity Fund	$2,556

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses
Brown Advisory Value Equity Fund	$0	$0	$0	$0	$0	$2,556

Shareholder Servicing Plan – (Advisor and Investor Class Shares)

Pursuant to the Shareholder Servicing Plan (the “Plan”) adopted by the Trust on May 2, 2012 with respect to the Advisor and Investor Classes of the Fund, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Fund; (3) processing dividend and other distribution payments from the Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, the Fund pays the Adviser a fee of up to 0.15% of the Fund’s average daily net assets of its Advisor and Investor Class Shares.

Business Management Services

Pursuant to the Business Management Agreement, the Adviser also provides certain business management services to the Fund, including, without limitation, monitoring of the Fund’s relationships with third-party service providers, and assisting with necessary and appropriate services to the Board of the Trust.  For these services, the Adviser is entitled to receive a fee from the Fund at a rate of 0.05% of the Fund’s average daily net assets.

The table below shows the amount of Business Management Services fees incurred by the Fund for the fiscal year ended June 30, 2016.

Fund	Business Management Services Fee
Brown Advisory Value Equity Fund	$53,916

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Other Fund Service Providers

Administrator and Accountant

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Fund pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator will receive a portion of fees from the Fund as part of a bundled-fees agreement for services performed as fund administrator, fund accountant and transfer agent to the Trust.

For the periods shown below the Fund paid USBFS the following:

Administration Fee Paid to USBFS(1)
Brown Advisory Value Equity Fund
Year Ended June 30, 2016	$39,031
Year Ended June 30, 2015	$84,000
Year Ended June 30, 2014	$93,819

(1)	Includes fees paid to U.S. Bancorp Fund Services, LLC for transfer agent, fund accounting and fund administration services.

Custodian

U.S. Bank, National Association is the custodian for the Fund (the “Custodian”) and safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, U.S. Bank, National Association, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Legal Counsel

Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the Fund’s independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage and principal business.

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How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

Commissions Paid

The table below shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund, the Adviser or distributor or an affiliate thereof. The data presented are for the past three fiscal years.

Fund	Total Brokerage Commissions	Total Brokerage Commissions Paid to an Affiliate of the Fund’s Advisor or Distributor	Percent of Brokerage Commissions Paid to an Affiliate of the Fund’s Advisor or Distributor	Percent of Transactions Executed by an Affiliate of the Fund’s Advisor or Distributor
Brown Advisory Value Equity Fund
Year Ended June 30, 2016	$154,655	$0	0%	0%
Year Ended June 30, 2015	$169,807	$0	0%	0%
Year Ended June 30, 2014	$107,741	$0	0%	0%

Adviser Responsibility for Purchases and Sales

The Adviser place orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in their best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks “best execution” for all portfolio transactions. This means that the Adviser seek the most favorable price and execution available. The Adviser’s primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.

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Consistent with applicable rules and the Adviser’s duties, the Adviser may consider payments made by brokers effecting transactions for the Fund. These payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Obtaining Research from Brokers

The Adviser, as appropriate, has full brokerage discretion. The Adviser evaluates the range and quality of a broker’s services in placing trades such as securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser’s own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser fees are not reduced by reason of receipt of research services. Most of the brokerage commissions for research are for investment research on specific companies or industries. And, because the Adviser will follow a limited number of securities most of the commission dollars spent research will directly benefit clients and the Fund’s investors.

For the fiscal year ended June 30, 2016, the Fund paid the following brokerage commissions to brokers who also provided research services.  The dollar values of the securities traded for the fiscal year ended June 30, 2016 are also shown below:

	Commissions Paid for Soft-Dollar Arrangements	Dollar Value of Securities Traded
Brown Advisory Value Equity Fund	$54,549	$76,358,838

Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions through Affiliates

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

Other Accounts of the Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or their affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

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Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

For the fiscal years ended June 30, 2016 and June 30, 2015, the Fund had the following portfolio turnover rates:

	Portfolio Turnover Rates
Fund	2016	2015
Brown Advisory Value Equity Fund	38%	45%

Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.

As of the fiscal year ended June 30, 2016, the following Fund owned the following securities of its “regular brokers or dealers” or their parents:

Fund	Security of “Regular Broker/Dealer” of the Portfolio	Value of Portfolio’s Aggregate Holding of Securities as of 6/30/16
Brown Advisory Value Equity Fund	JP Morgan Chase & Co.	$1,976,984

Portfolio Holdings

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Adviser has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Adviser’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the Trust’s portfolio holdings policies and the Adviser’s Policy, as applicable (the “Disclosure Policies”).  The Adviser and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, the distributor or any other affiliated person of the Fund.  After due consideration, the Adviser and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures. The Disclosure Policies are each consistent with the Trust’s portfolio holdings disclosure policy and are used in furtherance of the Trust’s policy.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

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Disclosure of the Fund’s complete holdings is required to be made after the periods covered by the Fund’s Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

Service providers are subject to a duty of confidentiality pursuant to contract, applicable policies and procedures, or professional code and may not disclose non-public portfolio holdings information unless specifically authorized. In some cases, a service provider may be required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

•	The recipient agrees to keep confidential any portfolio holdings information received.
•	The recipient agrees not to trade on the non-public information received
•	The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from the Adviser.

Portfolio holdings disclosure may also be made pursuant to prior written approval by the CCO. Prior to approving any such disclosure, the CCO will ensure that procedures, processes and agreements are in place to provide reasonable assurance that the portfolio holdings information will only be used in accordance with the objectives of the Disclosure Policies.

In no event shall the Adviser, their affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

In connection with providing investment advisory services to its clients, Wellington Management has ongoing arrangements to disclose non-public portfolio holdings information to the following parties: (1) Bloomberg LP provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis; (2) Brown Brothers Harriman & Co. performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis; (3) Copal Partners (UK) Limited performs certain investment guideline monitoring and coding activities in addition to analytical and reporting functions on behalf of Wellington Management and has access to holdings information on a daily basis; (4) FactSet Research Systems Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis; (5) Glass, Lewis & Co. provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis; (6) Markit WSO Corporation performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis; (7) MSCI Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis; (8) State Street Bank and Trust Company performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis; (9) Syntel Inc. performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.

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From time to time, the Adviser may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.brownadvisoryfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of their portfolio holdings.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the Fund’s close, which is the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Shares are purchased at the Fund’s NAV next determined after USBFS receives your order in proper form, as discussed in the Fund’s Prospectus.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee receives the order.  In order to receive that day’s NAV, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.  If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there remains an adequate market to meet purchase and redemption orders for that day. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, the Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate the Fund’s NAV as of, such earlier closing time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Fund provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

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How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem the Fund’s shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur subsequent brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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Distributions

Distributions of net investment income will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) as of the payment date. Distributions of capital gain will be reinvested at the NAV of the Fund (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

Additional Payments to Dealers

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

Set forth below is a list of the member firms of FINRA to which the Adviser, the Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders in the fiscal year ended June 30, 2016 (“Additional Payments”).  (Such payments are in addition to any amounts paid to such FINRA firms in the form of fees for shareholder servicing or distribution.  The payments are discussed in further detail in the Prospectus in the section entitled “Choosing a Shares Class - Additional Payments to Dealers”.  Any additions, modification, or deletions to the member firms identified in this list that have occurred since June 30, 2016, are not reflected:

FINRA MEMBER FIRMS:

• Charles Schwab & Co., Inc.
• Fidelity Investments Institutional Services Company, Inc.
• First Clearing (Wells Fargo)
• LPL Financial LLC
• Merrill Lynch, Pierce, Fenner & Smith Incorporated
• MidAtlantic Capital Corporation
• MSCS Financial Services LLC • National Financial Services, LLC • Pershing LLC
• Raymond James & Associates, Inc.
• RBC Capital Markets
• TD Ameritrade
• Vanguard Brokerage Services

The prospect of receiving, or the receipt of, additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

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This “Taxation” section is based on the Code and applicable regulations in effect on the date of the Prospectus. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax consequences of an investment in the Fund.

Qualification as a Regulated Investment Company

The Fund intends, for each tax year, to qualify as a “regulated investment company” under the Code.

Federal Income Tax Consequences of Qualification

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, generally the Fund must satisfy the following requirements:

•	The Fund must distribute an amount at least equal to the sum of 90% of its investment company taxable income, determined without regard to any deduction for dividends paid, plus 90% of its net tax-exempt interest, if any, each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement (the “Distribution Requirement”)).

•	The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stocks, securities, and currencies, or other income (including gains from options and futures contracts) derived from its business of investing in such stocks, securities, and currencies and net income derived from interests in qualified publicly traded partnerships.

•	The Fund must satisfy the following asset diversification tests at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships.

While the Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each tax year of an aggregate amount sufficient to satisfy the Distribution Requirement and eliminate Federal income tax, the Fund may use “equalization accounting” (in lieu of making some or all cash distributions) for those purposes. The Fund that uses equalization accounting will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gain that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any tax year, the Fund may be liable for Federal income and/or excise tax, and, if the Distribution Requirement has not been met, may also be unable to continue to qualify for tax treatment as a regulated investment company (see discussion below on what happens if the Fund fails to qualify for that treatment).

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Failure to Qualify

If for any tax year the Fund does not qualify for tax treatment as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will generally be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net tax-exempt interest (if any) for each tax year. These distributions are taxable to you as ordinary income.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals, under current law, at a maximum Federal income tax rate of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts).  A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. The Fund’s distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

A portion of the Fund’s distributions, to the extent derived from dividends from domestic corporations, may be eligible for the corporate dividends-received deduction if certain holding period and other requirements are met.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

As reflected in the following table, the Fund may have capital loss carryovers (unutilized capital losses from prior years). Net capital losses incurred in tax years beginning after December 22, 2010 can be carried forward without expiration. Net capital losses incurred in tax years beginning on or before December 22, 2010 can be carried forward for up to eight tax years.

As of June 30, 2016, the Fund did not have any capital loss carryovers.

The Fund operates using a fiscal and taxable year ending on June 30 of each year.

Distributions by the Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the amount of cash that would have been received instead of such shares.

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You may purchase shares with a NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the tax year in which they are received. However, a distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is actually paid in January of the following year.

The Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

Certain Tax Rules Applicable to the Fund’s Transactions

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Some of the debt securities that may be acquired by the Fund may be treated as debt securities that are issued with original issue discount (“OID”). Generally, the amount of the OID is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Additionally, some of the debt securities that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.  The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

The Fund may invest a portion of its net assets in below investment grade instruments.  Investments in these types of instruments may present special tax issues for the Fund. Federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. Federal income or excise tax.

Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

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Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract, certain financial contracts or options denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, generally increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

The Fund may invest in shares of foreign corporations which may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”).  In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.  If the Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.  In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.  Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares.  Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.  If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply.

Alternatively, the Fund may elect to mark-to-market its PFIC shares at the end of each tax year (as well as on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized and reported as ordinary income.  Any mark-to-market losses would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior tax years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

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The Fund or some of the REITs in which the Fund may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMIC”s). Under Treasury regulations not yet issued, but that may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. It is not expected that a substantial portion of the Fund’s assets will be residual interests in REMICs.  Additionally, the Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Federal Excise Tax

A 4% nondeductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount at least equal to the sum of: (1) 98% of its ordinary taxable income (taking into account certain deferrals and elections) for the calendar year; (2) 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the one-year period ended on October 31 of the calendar year; plus (3) all ordinary taxable income and capital gains for previous years that were not distributed during such years. The balance of the Fund’s income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses (and certain other ordinary gains and losses) incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

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The Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares.  Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method.  Unless you instruct otherwise, the Fund will use average cost as its default cost basis method.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.  Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury at a rate under current law of 28% of taxable distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded if proper documentation is provided.

State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

Foreign Income Tax

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, or if at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, the Fund will be eligible and intends to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by the Fund subject to certain exceptions. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

Foreign Shareholders

The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  Shareholders who are not U.S. persons (“foreign shareholders”) should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that taxable distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate for eligible investors).  An investment in the Fund may also be included in determining a foreign shareholder’s U.S. estate tax liability.

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The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

OTHER MATTERS

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

As of the September 30, 2016, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund.  As of September 30, 2016, the following shareholders were considered to be either a control person or principal shareholder of the Fund:
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Fund	Shareholder and Address	Percentage of Class Owned
Brown Advisory Value Equity Fund Institutional Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	100%
Brown Advisory Value Equity Fund Investor Shares	U.S. Bank, NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787	57.99%
	NFS LLC FEBO State Street Bank Trust Co. 1200 Crown Colony Drive Quincy, MA 02169-0938	22.39%
	First Clearing, LLC FBO Clients 2801 Market Street Saint Louis, MO 63103-2523	15.13%
Brown Advisory Value Equity Fund Advisor Shares	First Clearing, LLC FBO Various Accounts 2801 Market Street Saint Louis, MO 63103-2523	88.93%
	Janney Montgomery Scott LLC FBO Customer Accounts 1801 Market Street Philadelphia, PA 19103-1675	10.64%

(1)	Indicates beneficial ownership.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Voting Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, as applicable, subject to the Board’s continuing oversight. The Trust Proxy Voting Policies require that the Adviser votes proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Adviser has adopted its own separate Proxy Voting Policies and Procedures (the “Adviser’s Proxy Voting Policies”), and copies of the Adviser’s Proxy Voting Policies are attached hereto in Appendix B to this SAI.

The Adviser recognizes that under certain circumstances they may have a conflict of interest in voting proxies on behalf of the Fund. A “conflict of interest,” means any circumstance when the Adviser (including their respective officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of the Fund and its shareholders in how proxies of that particular issuer are voted. The Adviser will comply with the Trust Proxy Voting Procedures as they relate to the resolution of conflicts of interest with respect to voting shares of the Fund.

The Trust will file a Form N-PX containing the Fund’s complete proxy voting record for the 12-months ended June 30, no later than August 31st of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling (800) 540-6807 (toll free) or (414) 203-9064 and also on the SEC’s website at www.sec.gov.

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Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, are available on the SEC’s website at www.sec.gov. or may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

Capital Stock

The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest.  The Trust’s Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.  Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion.  When issued for payment as described in the Prospectus and this SAI, the shares will be fully paid and non-assessable.

Financial Statements

The Annual Report to Shareholders for the Fund for the fiscal year ended June 30, 2016 is a separate document supplied with this SAI and the financial statements, accompanying notes and reports of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

Copies of the Annual Report to Shareholders may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed on the cover of this SAI. Once available, copies of their Annual Report to Shareholders may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed on the cover of this SAI.

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APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
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“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

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Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

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“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●        Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●         Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

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“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Table of Contents - Statement of Additional Information
Brown Advisory Value Equity Fund

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

Table of Contents - Statement of Additional Information
Brown Advisory Value Equity Fund

APPENDIX B – PROXY VOTING POLICIES

BROWN ADVISORY LLC
PROXY VOTING POLICY ON SECURITIES

The firm receives proxy ballots on behalf of clients and shall vote such proxies consistent with this Policy, which sets forth the firm’s standard approach to voting on common proxy questions.1  In general, this Policy is designed to ensure that the firm votes proxies in the best interest of clients, so as to promote the long-term economic value of the underlying securities.

Clients may, at any time, opt to change their proxy voting authorization.  Upon notice that a client has revoked the firm’s authority to vote proxies, the firm will forward any relevant research the firm obtains to the party that will assume proxy voting authority, as identified by the client.

To facilitate the proxy voting process, the firm has engaged Glass, Lewis & Co., LLC (“Glass Lewis”), an unbiased, unaffiliated, third-party proxy voting service, to provide proxy research and voting recommendations.  In addition, the firm subscribes to Glass Lewis’s proxy vote management system, which provides a means to receive and vote proxies, as well as services for record-keeping, auditing, reporting and disclosure regarding votes.

On a regular basis, the firm’s portfolio managers are supplied with a list of upcoming proxies issued for companies that are actively recommended by the firm.  Except in situations identified as presenting material conflicts of interest, the portfolio manager who follows an issuer may make the final voting decision based on a variety of considerations, including their review of relevant materials, their knowledge of the company, and Glass Lewis recommendations.  In circumstances where the firm’s managers do not provide a vote recommendation, proxies will be voted according to Glass Lewis recommendations, unless specific guidelines provided to Glass Lewis by the firm specify otherwise.  Proxies are generally voted in accordance with Glass Lewis recommendations for all client types, as described further herein.

In keeping with its fiduciary obligations to clients, the firm considers each proxy voting proposal on its own merits and an independent determination is made based on the relevant facts and circumstances.  Proxy proposals include a wide range of matters.  The firm generally votes with management on routine matters and takes a more case-by-case approach regarding non-routine matters.  For socially responsible investing (“SRI” or “green”) clients, the firm follows Glass Lewis guidelines that focus on enhanced environmental, social and governance practices (“ESG Guidelines”).  For Taft-Hartley clients, the firm follows the Glass Lewis Taft-Hartley Guidelines.  Although Glass Lewis guidelines are generally followed, the firm may depart from these guidelines when it deems such departure necessary in the best interest of the client.

Below is a summary of guidelines, based on the Glass Lewis approach, for voting on common proxy questions.  Given the dynamic and wide-ranging nature of corporate governance issues that may arise, this summary is not intended to be exhaustive.

Management Recommendations
Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight.  Although proxies with respect to most issues are voted in line with the recommendation of the issuer’s management, the firm will not blindly vote in favor of management.  The firm will not support proxy proposals or positions that compromise clients’ best interests or that the firm determines may be detrimental to the underlying value of client positions.

1          The firm votes proxies on behalf of separate account clients, firm-managed mutual fund shareholders, and, where applicable, employee benefit plan participants and beneficiaries.

Table of Contents - Statement of Additional Information
Brown Advisory Value Equity Fund
B-1

Routine Matters
Election of Directors.
Although proxies will typically be voted for a management-proposed slate of directors, the firm may vote against (or withhold votes for) such directors if there are compelling corporate governance reasons for doing so.  Some of these reasons include where a director: attends less than 75% of board and relevant committee meetings; is the CEO of a company where a serious restatement occurred after the CEO certified the financial statements; served at a time when a poison pill was adopted without shareholder approval within the prior year; is the CFO of the company; has an interlocking directorship; has a perceived conflict of interest (or the director’s immediate family member has a perceived conflict of interest); or serves on an excessive number of boards.

The firm generally supports independent boards of directors comprised of members with diverse backgrounds, a breadth and depth of relevant experience, and a track record of positive performance.  Management proposals to limit director liability consistent with state laws and director indemnification provisions will be supported because it is important for companies to be able to attract qualified candidates.

Separation of the roles of Chairman and CEO is supported, but the firm will not typically vote against a CEO who serves as chairman or director.  In the absence of an independent chairman, however, the firm supports the appointment of a lead director with authority to conduct sessions outside the presence of the insider chairman.

The firm will typically vote against any inside director seeking appointment to a key committee (audit, compensation, nominating or governance), since the service of independent directors on such committees best protects and enhances the interests of shareholders.  Where insufficient information is provided regarding performance metrics, or where pay is not tied to performance (e.g., where management has excessive discretion to alter performance terms or previously defined targets), the firm will typically vote against the chair of the compensation committee.

Voting
The firm generally supports proposals to require a majority vote standard for the election of directors, rather than plurality voting.  Proposals seeking to allow cumulative voting will be supported where the issuer does not have majority voting for the election of directors.  Annual election of directors is supported, whereas the firm will vote against efforts to created staggered or classified boards.  The firm supports a simple majority voting structure, since supermajority vote requirements impede shareholder action on important ballot items.

Appointment and Rotation of Auditors
Management recommendations regarding selection of an auditor shall generally be supported, but the firm will not support the ratification of an auditor when there is a lack of independence, accounting irregularity or negligence by the auditor.  Some examples include: when an auditing firm has other relationships with the company that may suggest a conflict of interest; when the auditor bears some responsibility for a restatement by the company; when a company has aggressive accounting policies or lack of transparency in financial statements; and when a company changes auditors as a result of disagreement between the company and the auditor regarding accounting principles or disclosure issues.  The firm will generally support proposals for mandatory auditor rotation with reasonable frequency (usually not less than five to seven years).

Changes in State of Incorporation or Capital Structure
Management recommendations about reincorporation are generally supported unless the new jurisdiction in which the issuer is reincorporating has laws that would dilute the rights of shareholders of the issuer.  The firm will generally vote against reincorporation where the financial benefits are minimal and there is a decrease in shareholder rights.  Shareholder proposals to change the company’s place of incorporation will only be supported in exceptional circumstances.

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis.  Because adequate capital stock is important to the operation of a company, the firm will generally support the authorization of additional shares, unless the issuer has not disclosed a detailed plan for use of the shares, or where the number of shares far exceeds those needed to accomplish a detailed plan.  Additionally, if the issuance of new shares will limit shareholder rights or could excessively dilute the value of outstanding shares, then such proposals will be supported only if they are in the best interest of the client.

Table of Contents - Statement of Additional Information
Brown Advisory Value Equity Fund
B-2

Non-Routine Matters
Corporate Restructurings, Mergers and Acquisitions
These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

Proposals Affecting Shareholder Rights
The firm favors proposals that are likely to promote shareholder rights and/or increase shareholder value.  Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally will not be supported.

Anti-takeover Issues
Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis, taking into account the rights of shareholders, since the financial interest of shareholders regarding buyout offers is so substantial.  Although the firm generally opposes anti-takeover measures because they tend to diminish shareholder rights and reduce management accountability, the firm supports proposals that allow shareholders to vote on whether to implement a “poison pill” plan (shareholder rights plan).  In certain circumstances, the firm will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains a reasonable ‘qualifying offer’ provision.  The firm supports anti-greenmail proposals, which prevent companies from buying back company stock at significant premiums from a large shareholder.

Shareholder Action
The firm supports proposals that allow shareholders to call special meetings, with a minimum threshold of shareholders (e.g., 10-15%) requesting such a meeting.  Proposals that allow shareholders to act by written consent are also supported, if there is a threshold of the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting.

Executive Compensation.
Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans and other equity-based compensation, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.  Share count and voting power dilution should be limited.

The firm generally favors the grant of options to executives, since options are an important component of compensation packages that link executives’ compensation with their performance and that of the company.  The firm typically opposes caps on executive stock options, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value.  The firm also supports equity grants to directors, which help align the interests of outside directors with those of shareholders, although such awards should not be performance-based, so that directors are not incentivized in the same manner as executives.

Table of Contents - Statement of Additional Information
Brown Advisory Value Equity Fund
B-3

Proposals to reprice or exchange options are reviewed on a case-by-case basis, but are generally opposed.  The firm will support a repricing only in limited circumstances, such as if the stock decline mirrors the market or industry price decline in terms of timing and magnitude and the exchange is not value destructive to shareholders.

Although matters of executive compensation should generally be left to the board’s compensation committee, proposals to limit executive compensation will be evaluated on a case-by-case basis.  The firm typically opposes caps on executive stock options, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value.

The firm generally supports shareholder proposals to allow shareholders an advisory vote on compensation.  Absent a compelling reason, companies should submit say-on-pay votes to shareholders every year, since such votes promote valuable communication between the board and shareholders regarding compensation.  Where there is an issue involving egregious or excessive bonuses, equity awards or severance payments (including golden parachutes), the firm will generally vote against a say-on-pay proposal.  The firm may oppose the election of compensation committee members at companies that do not satisfactorily align executive compensation with the interests of shareholders.

Environmental, Social and Governance Issues
Shareholder proposals regarding environmental, social and governance issues are evaluated on a case-by-case basis.  In general, such proposals will not be supported if they are not supported by management, unless they would have a clear and direct positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.  Although policy decisions are typically better left to management and the board, the firm may vote in favor of a reasonable shareholder proposal if supporting the proposal will mitigate significant risk to long-term shareholder value stemming from governance practices, environmental regulation, or legal and reputational issues.  Companies should disclose such risks and efforts to mitigate them.  In egregious cases where a company has not adequately mitigated such risks, the firm may vote against directors.

Given that the firm’s SRI clients may approach environmental, social and governance issues from a different perspective, the firm follows Glass Lewis ESG Guidelines when voting proxies for SRI clients.

Taft-Hartley Clients and Socially Responsible Investing (“SRI”) Clients
For Taft-Hartley clients, the firm follows the Glass Lewis Taft-Hartley Guidelines, which entail an additional level of analysis relevant to the fiduciary responsibility of Taft-Hartley investors.  These guidelines comply with the fiduciary duties imposed by the Taft Hartley Labor Act and ERISA, and the guidelines are consistent with American Federation of Labor and Congress of Industrial Organizations (“AFL-CIO”) guidelines and annual Key Vote Survey.  Similarly, for SRI clients, the firm follows the Glass Lewis ESG Guidelines, which focus on disclosure and mitigation of company risk with regard to environmental, social and governance issues.  Both sets of guidelines generally support proposals relating to compliance with environmental laws, health and safety regulations, nondiscrimination laws, and international labor or human rights standards, including proposals that tie executive compensation to such issues.  For example, the ESG guidelines recognize that environmental, social and governance performance factors should be an important component in evaluating executive performance and compensation.

Companies’ labor practices, including compliance with Equal Employment Opportunity Commission (“EEOC”) requirements and treatment of union members, are considered when evaluating director performance for Taft-Hartley clients and determining whether to support various shareholder proposals.  Increased diversity in board membership is also generally supported.  For SRI clients, proposals that seek to evaluate overall director performance based on environmental and social criteria are generally supported, including evaluating directors’ commitment to establishing broad sustainable business practices with regard to reporting on and mitigating environmental, social and governance risks.

For both types of clients, International Labor Organization standards are supported and companies are encouraged to adopt such standards.  Where a company has violated international human rights standards, review of director performance and oversight is warranted.  Further, if directors have not provided adequate oversight to ensure that basic human rights standards are met, or if a company is subject to regulatory or legal action due to human rights violations, the firm will consider voting against certain directors on behalf of its Taft Hartley and SRI clients.

Proposed mergers or acquisitions are examined somewhat differently for Taft Hartley clients and SRI clients than for other clients.  Whereas the firm generally examines whether a transaction is likely to maximize shareholder return, for Taft Hartley clients and SRI clients, the firm will support shareholder proposals seeking the company to consider effects of the transaction on the company’s stakeholders.

Further, for SRI clients and Taft Hartley clients, consideration is given to a company’s impact on the environment, so the firm will consider withholding votes from, or voting against, directors who do not exercise their fiduciary duty as it relates to environmental risk.  Indeed, any proposal requesting that a company adopt a policy concerning these matters will be scrutinized to ensure it seeks enhanced environmental disclosure or practices and does not limit environmental disclosure or consideration.  For SRI clients, proposals are scrutinized if they request that a company adopt a policy concerning bioengineering or nanotechnology.  Further, consideration is given to a company’s impact on the environment, as well as the regulatory risk a company may face by not adopting environmentally responsible policies.

Table of Contents - Statement of Additional Information
Brown Advisory Value Equity Fund
B-4

For both Taft Hartley clients and SRI clients, proposals requesting the following actions will generally be supported:

Governance & Business Ethics
•	increased disclosure of a company’s business ethics and code of conduct, as well as of its activities that relate to social welfare;

•	development of sustainable business practices, such as animal welfare policies, human rights policies, and fair lending policies; and

•	disclosure of a company’s lobbying practices and political and charitable spending.

Labor Standards & Human Rights
•	enhanced rights of workers, and consideration of the communities and broader constituents in the areas in which companies do business;

•	increased disclosure regarding impact on local stakeholders, workers’ rights and human rights;

•	adherence to codes of conduct relating to labor standards, human rights conventions and corporate responsibility; and

•	independent verification of a company’s contractors’ compliance with labor and human rights standards.

Environment, Health & Safety
•	adoption of the Equator Principles – a benchmark regarding social and environmental risk in project financing;

•	improved sustainability reporting and disclosure about company practices which impact the environment;

•	increased disclosure of environmental risk, compliance with international environmental conventions and adherence to environmental principles;

•	development of greenhouse gas emissions reduction goals, recycling programs, and other proactive means to mitigate a company’s environmental impact;

•	consideration of energy efficiency and renewable energy sources in a company’s development and business strategy;

•	increased disclosure regarding health and safety issues, including the labeling of the use of genetically modified organisms, the elimination or reduction of toxic emissions and use of toxic chemicals in manufacturing, and the prohibition of tobacco sales to minors;

•	reporting on a company’s drug reimportation guidelines, as well as on ethical responsibilities relating to drug distribution and manufacture; and

•	additional safety standards regarding these matters.

International Corporate Governance
For actively recommended issuers domiciled outside the United States, the firm may follow Glass Lewis’s international proxy voting guidelines, including, in certain circumstances, country-specific guidelines.

Conflicts of Interest
A “conflict of interest” means any circumstance when the firm or one of its affiliates (including officers, directors and employees), or in the case where the firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity (including officers and directors thereof), and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted.  For example, a perceived conflict of interest may exist if an employee of the firm serves as a director of an actively recommended issuer, or if the firm is aware that a client serves as an officer or director of an actively recommended issuer.  Conflicts of interest will be resolved in the best interest of the client.

The firm should vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters and Immaterial Conflicts
The firm may vote proxies for routine matters, and for non-routine matters that are considered immaterial conflicts of interest, consistent with this Policy.  A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the firm’s decision-making in voting a proxy.  Materiality determinations will be made by the Chief Compliance Officer, in consultation with counsel, based upon an assessment of the particular facts and circumstances.

Table of Contents - Statement of Additional Information
Brown Advisory Value Equity Fund
B-5

Material Conflicts and Non-Routine Matters
If the firm believes that (a) it has a material conflict and (b) that the issue to be voted upon is non-routine or is not covered by this Policy, then to avoid any potential conflict of interest:

i)	in the case of the Fund, the firm shall contact the Fund board for a review and determination;

ii)	in the case of all other conflicts or potential conflicts, the firm may “echo vote” such shares, if possible, which means the firm will vote the shares in the same proportion as the vote of all other holders of the issuer’s shares; or

iii)	in cases when echo voting is not possible, the firm may defer to Glass Lewis recommendations or confer with counsel to ensure that the proxy is voted in the best interest of the client.

If the aforementioned options would not ameliorate the conflict or potential conflict, then the firm may abstain from voting, as described below.

Abstention

In recognition of its fiduciary obligations, the firm generally endeavors to vote all proxies it receives.  However, the firm may abstain from voting proxies in certain circumstances.  For example, the firm may determine that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the clients, such as (by example and without limitation) when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to effect a vote would be uneconomic relative to the value of the client’s investment in the issuer.

Table of Contents - Statement of Additional Information
Brown Advisory Value Equity Fund
B-6

BROWN ADVISORY FUNDS

PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)	(1)	Certificate of Trust was previously filed with the Registrant’s Initial Registration on Form N-1A on May 7, 2012 and is incorporated by reference.

	(2)	Declaration of Trust dated May 1, 2012 was previously filed with the Registrant’s Initial Registration on Form N-1A on May 7, 2012 and is incorporated by reference.

		(A) Amended Schedule A to Declaration of Trust – filed herewith.

(b)		By-Laws were previously filed with the Registrant’s Initial Registration on Form N-1A on May 7, 2012 and are incorporated by reference.

(c)		Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Declaration of Trust and By-Laws.

(d)	(1)
Investment Advisory Agreement between the Registrant and Brown Advisory LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

	(2)	Amended Schedule A to Investment Advisory Agreement – filed herewith.

	(3)
Form of Investment Sub-Advisory Agreement for the Registrant’s Brown Advisory Emerging Markets Fund between Brown Advisory LLC and Somerset Capital Management LLP was previously filed with Post‑Effective Amendment No. 8 to the Registration Statement on Form N-1A on December 3, 2012 and is incorporated by reference.

	(4)
Form of Investment Sub-Advisory Agreement for the Registrant’s Brown Advisory – WMC Strategic European Equity Fund between Brown Advisory LLC and Wellington Management Company LLP (formerly, Wellington Management Company, LLP) was previously filed with Post‑Effective Amendment No. 12 to the Registration Statement on Form N-1A on October 21, 2013 and is incorporated by reference.

	(5)
Form of Investment Sub-Advisory Agreement for the Registrant’s Brown Advisory – WMC Japan Alpha Opportunities Fund between Brown Advisory LLC and Wellington Management Company LLP (formerly, Wellington Management Company, LLP) was previously filed with Post‑Effective Amendment No. 19 to the Registration Statement on Form N-1A on February 26, 2014 and is incorporated by reference.

	(6)
Form of Investment Sub-Advisory Agreement for the Registrant’s Brown Advisory Emerging Markets Small-Cap Fund between Brown Advisory LLC and Macquarie Funds Management Hong Kong Limited was previously filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on October 31, 2014 and is incorporated by reference.

	(7)
Form of Investment Sub-Advisory Agreement for the Registrant’s Brown Advisory Global Leaders Fund between Brown Advisory LLC and Brown Advisory Limited was previously filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on May 7, 2015 and is incorporated by reference.

(e)	(1)
Distribution Agreement between the Registrant and Quasar Distributor, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

	(2)	First Amendment to the Distribution Agreement was previously filed with Post‑Effective Amendment No. 30 to the Registration Statement on Form N-1A on October 30, 2015 and is incorporated by reference.

(f)		Bonus, profit sharing contracts – None

(g)
Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association was previously filed with Post‑Effective Amendment No. 30 to the Registration Statement on Form N-1A on October 30, 2015 and is incorporated by reference.

(h)	(1)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

(A)     First Amendment to the Fund Administration Servicing Agreement was previously filed with Post‑Effective Amendment No. 30 to the Registration Statement on Form N-1A on October 30, 2015 and is incorporated by reference.

	(2)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

(A)      First Amendment to the Transfer Agent Servicing Agreement was previously filed with Post‑Effective Amendment No. 30 to the Registration Statement on Form N-1A on October 30, 2015 and is incorporated by reference.

		(B) Addendum to the Transfer Agent Servicing Agreement – filed herewith.

	(3)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

(A)      First Amendment to the Fund Accounting Servicing Agreement was previously filed with Post‑Effective Amendment No. 30 to the Registration Statement on Form N-1A on October 30, 2015 and is incorporated by reference.

	(4)
Business Management Agreement between the Registrant and Brown Advisory LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

		(A) Amended Schedule A to Business Management Agreement – filed herewith.

(5)
Operating Expense Limitation Agreement between the Registrant and Brown Advisory LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

(A) Amended Schedule A to Operating Expense Limitation Agreement – filed herewith.

(6)	Shareholder Servicing Plan was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

(A) Amended Appendix A to Shareholder Servicing Plan – filed herewith.

(i)		Opinion and consent of counsel – filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)		Financial statements omitted from prospectus – None

(l)		Initial Capital Agreement was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

(m)	(1)
Distribution and Shareholder Servicing Plan pursuant to Rule 12b‑1 was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

	(2)	Amended Schedule A to Distribution and Shareholder Servicing Plan – filed herewith.

(n)	(1)	Rule 18f-3 Multiple Class Plan was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

	(2)	Amended Appendix A to Rule 18f-3 Multiple Class Plan – filed herewith.

(o)		Reserved

(p)	(1)	Code of Ethics of Brown Advisory Funds was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

(2)
Code of Ethics of Brown Advisory LLC and Brown Advisory Limited was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

	(3)	Code of Ethics of Wellington Capital Management LLP – filed herewith.

(4)
Code of Ethics of Somerset Capital Management LLP was previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on December 3, 2012 and is incorporated by reference.

(5)
Code of Ethics of Macquarie Funds Management Hong Kong Limited was previously filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on October 31, 2014 and is incorporated by reference.

(6)
Code of Ethics for Access Persons of Quasar Distributors, LLC was previously filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on May 7, 2015 and is incorporated by reference.

(7)	Powers of Attorney were previously filed with the Registrant’s Initial Registration on Form N-1A on May 7, 2012 and are incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None.

Item 30.  Indemnification

Reference is made to Article VII, Section III of the Registrant’s Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.  Principal Underwriter

a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series

Angel Oak Funds Trust	Manager Directed Portfolios
Appleton Funds	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Merger Fund
Bridge Builder Trust	Monetta Trust
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Brookfield Investment Funds	Oaktree Funds
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
CG Funds Trust	PRIMECAP Odyssey Funds
Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
GoodHaven Funds Trust	Stone Ridge Trust V
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street EWM Funds Trust
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

b)	The directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

c)	Not applicable.

Item 33.   Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Brown Advisory LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231 (records relating to its function as investment adviser of the Brown Advisory Funds)

Brown Advisory Limited, 6-10 Bruton Street, London, W1J6PX, United Kingdom (records relating to its function as investment sub-adviser of the Brown Advisory Global Leaders Fund)

Wellington Management Company LLP, 280 Congress Street, Boston, Massachusetts 02210 (records relating to its function as investment sub-adviser of the Brown Advisory – WMC Strategic European Equity Fund and the Brown Advisory – WMC Japan Alpha Opportunities Fund)

Somerset Capital Management LLP, 146 Buckingham Palace Road, London, SW1W9TR, United Kingdom (records relating to its function as investment sub-adviser of the Brown Advisory – Somerset Emerging Markets Fund)

Macquarie Funds Management Hong Kong Limited, c/o Macquarie Investment Management Limited, 50 Martin Place, Sydney NSW 2000, Australia (records relating to its function as investment sub-adviser of the Brown Advisory Emerging Markets Small-Cap Fund)

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent)

U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian)

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland on October 28, 2016.

Brown Advisory Funds

By: /s/ David M. Churchill
David M. Churchill
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David M. Churchill	President	October 28, 2016
David M. Churchill

/s/ Jason T. Meix	Treasurer	October 28, 2016
Jason T. Meix

Michael D. Hankin*	Trustee	October 28, 2016
Michael D. Hankin

Joseph R. Hardiman*	Trustee and Chairman of the Board	October 28, 2016
Joseph R. Hardiman

Henry H. Hopkins*	Trustee	October 28, 2016
Henry H. Hopkins

Kyle Prechtl Legg*	Trustee	October 28, 2016
Kyle Prechtl Legg

Thomas F. O’Neil III*	Trustee	October 28, 2016
Thomas F. O’Neil III

Neal F. Triplett*	Trustee	October 28, 2016
Neal F. Triplett

* By: /s/ Patrick W.D. Turley
      Patrick W.D. Turley
      As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(a)(2)(A)	Amended Schedule A to Declaration of Trust

(d)(2)	Amended Schedule A to Investment Advisory Agreement

(h)(2)(B)	Addendum to the Transfer Agent Servicing Agreement

(h)(4)(A)	Amended Schedule A to Business Management Agreement

(h)(5)(A)	Amended Schedule A to Operating Expense Limitation Agreement

(h)(6)(A)	Amended Appendix A to Shareholder Servicing Plan

(i)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm

(m)(2)	Amended Schedule A to Distribution and Shareholder Servicing Plan

(n)(2)	Amended Appendix A to Rule 18f-3 Multiple Class Plan

(p)(3)	Code of Ethics of Wellington Capital Management LLP